UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2012

Date of reporting period: January 31, 2012

Item 1. Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.88%

REITs - APARTMENTS—20.03%
American Campus Communities Inc.	698,911	$29,913,391
AvalonBay Communities Inc.	942,277	128,159,095
BRE Properties Inc. Class A	750,515	38,891,687
Camden Property Trust	769,867	49,656,421
Equity Residential	2,969,945	176,860,225
Essex Property Trust Inc.(a)	328,409	47,290,896
UDR Inc.	2,197,790	57,186,496

		527,958,211
REITs - DIVERSIFIED—11.25%
Digital Realty Trust Inc.(a)	1,052,338	74,568,671
Duke Realty Corp.(a)	2,535,575	33,951,349
Liberty Property Trust(a)	1,161,356	38,661,541
Vornado Realty Trust	1,847,586	149,432,756

		296,614,317
REITs - HEALTH CARE—16.98%
HCP Inc.(a)	4,078,677	171,426,794
Health Care REIT Inc.(a)	1,888,463	108,038,968
Ventas Inc.	2,884,174	168,176,186

		447,641,948
REITs - HOTELS—4.41%
Host Hotels & Resorts Inc.(a)	7,075,886	116,186,048

		116,186,048
REITs - OFFICE PROPERTY—12.42%
Alexandria Real Estate Equities Inc.	621,616	45,011,215
Boston Properties Inc.(a)	1,471,699	153,130,281
Corporate Office Properties Trust	723,609	17,533,046
Douglas Emmett Inc.(a)	1,283,131	26,830,269
Highwoods Properties Inc.(a)	663,856	21,966,995
SL Green Realty Corp.(a)	857,139	63,025,431

		327,497,237
REITs - REGIONAL MALLS—14.24%
General Growth Properties Inc.	6,104,734	96,332,702
Macerich Co. (The)(a)	1,322,699	71,822,556
Simon Property Group Inc.(a)	1,524,844	207,165,306

		375,320,564
REITs - SHOPPING CENTERS—7.61%
Federal Realty Investment Trust(a)	629,834	59,494,120
Kimco Realty Corp.(a)	4,080,586	74,470,694
Regency Centers Corp.(a)	902,908	37,308,159
Weingarten Realty Investors(a)	1,214,652	29,479,604

		200,752,577

Schedule of Investments (Unaudited) (Continued)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

January 31, 2012

REITs - STORAGE—7.47%
Public Storage	1,418,784	197,012,346

		197,012,346
REITs - WAREHOUSE/INDUSTRIAL—5.47%
Prologis Inc.	4,551,657	144,333,044

		144,333,044

TOTAL COMMON STOCKS
(Cost: $2,534,229,900)		2,633,316,292

SHORT-TERM INVESTMENTS—11.19%

MONEY MARKET FUNDS—11.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(b)(c)(d)	271,521,665	271,521,665
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(b)(c)(d)	20,821,323	20,821,323
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	2,611,033	2,611,033

		294,954,021

TOTAL SHORT-TERM INVESTMENTS
(Cost: $294,954,021)		294,954,021

TOTAL INVESTMENTS IN SECURITIES—111.07%
(Cost: $2,829,183,921)		2,928,270,313
Other Assets, Less Liabilities—(11.07)%		(291,717,318)

NET ASSETS—100.00%		$2,636,552,995

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.00%

AUSTRALIA—18.89%
Amcor Ltd.	443,112	$3,315,258
APA Group	702,592	3,584,063
Australia and New Zealand Banking Group Ltd.	624,748	14,215,191
Billabong International Ltd.	678,141	1,358,509
Bradken Ltd.	483,531	4,039,039
Commonwealth Bank of Australia	608,281	32,749,191
David Jones Ltd.	962,571	2,649,498
Metcash Ltd.	609,279	2,615,946
National Australia Bank Ltd.	658,680	16,695,291
Orica Ltd.	329,340	8,662,651
SP AusNet	835,825	857,184
Stockland Corp. Ltd.	634,728	2,266,512
Suncorp Group Ltd.	388,721	3,474,283
Sydney Airport	716,564	2,033,281
Tatts Group Ltd.	856,804	2,312,844
Telstra Corp. Ltd.	813,370	2,878,482
UGL Ltd.	524,948	7,475,706
Wesfarmers Ltd.	444,110	14,300,931
Westfield Group	641,215	5,792,336
Westpac Banking Corp.	683,131	15,354,848
White Energy Co. Ltd. (2011 Performance Contingent)(a)(b)	5,361	1

		146,631,045
AUSTRIA—2.90%
Oesterreichische Post AG	342,813	11,196,542
OMV AG	200,099	6,565,514
Telekom Austria AG	409,679	4,778,345

		22,540,401
BELGIUM—0.95%
Belgacom SA	236,526	7,389,183

		7,389,183
CANADA—4.25%
Bank of Montreal	131,736	7,657,069
Crescent Point Energy Corp.	165,169	7,553,124
Emera Inc.	108,283	3,501,638
Manitoba Telecom Services Inc.	146,706	4,644,678
Russel Metals Inc.	138,223	3,422,324
TELUS Corp.	110,334	6,218,355

		32,997,188
FINLAND—1.11%
Konecranes OYJ	351,296	8,590,257

		8,590,257
FRANCE—7.87%
France Telecom SA	521,455	7,826,129
GDF Suez	339,320	9,216,874
Lagardere SCA	101,297	2,881,459
Neopost SA	354,290	25,044,291

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

January 31, 2012

Societe Television Francaise 1	334,330	3,680,675
Veolia Environnement	378,242	4,301,755
Vivendi SA	390,717	8,183,487

		61,134,670
GERMANY—4.42%
BASF SE	124,750	9,599,005
Deutsche Telekom AG Registered	232,534	2,617,219
RWE AG	385,228	14,745,222
Wincor Nixdorf AG	157,684	7,355,640

		34,317,086
GREECE—4.58%
Hellenic Petroleum SA	772,835	5,837,390
Motor Oil (Hellas) Corinth Refineries SA	429,905	3,348,463
OPAP SA	2,568,496	26,360,343

		35,546,196
HONG KONG—6.87%
Bosideng International Holdings Ltd.	1,996,000	574,000
CLP Holdings Ltd.	1,121,000	9,179,638
Esprit Holdings Ltd.	2,844,300	4,196,117
Shimao Property Holdings Ltd.	2,495,000	2,570,772
SOHO China Ltd.	1,996,000	1,310,160
Television Broadcasts Ltd.	1,366,000	7,953,433
VTech Holdings Ltd.	2,295,400	23,932,309
Yue Yuen Industrial (Holdings) Ltd.	1,176,500	3,603,311

		53,319,740
ITALY—6.29%
A2A SpA	1,564,258	1,489,695
Enel SpA	1,716,061	7,022,274
Eni SpA	1,230,534	27,223,028
Snam Rete Gas SpA	1,364,765	6,156,434
Telecom Italia SpA	1,331,420	1,355,101
Terna SpA	1,517,958	5,567,805

		48,814,337
JAPAN—1.33%
Eisai Co. Ltd.	112,800	4,667,331
Ono Pharmaceutical Co. Ltd.	99,800	5,628,066

		10,295,397
NETHERLANDS—2.77%
CSM NV CVA	708,580	13,129,702
Koninklijke KPN NV	764,967	8,391,562

		21,521,264
NEW ZEALAND—2.87%
Fletcher Building Ltd.	2,565,359	13,822,480
Telecom Corp. of New Zealand Ltd.	4,900,679	8,484,583

		22,307,063
NORWAY—2.08%
Fred Olsen Energy ASA	160,179	6,045,574
Seadrill Ltd.	272,454	10,138,948

		16,184,522

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

January 31, 2012

PORTUGAL—2.32%
BRISA - Auto-estradas de Portugal SA	3,938,108	11,547,600
Energias de Portugal SA	2,214,562	6,467,606

		18,015,206
SINGAPORE—1.76%
Keppel Corp. Ltd.	1,113,000	9,615,838
StarHub Ltd.	1,785,000	4,022,415

		13,638,253
SPAIN—3.06%
Endesa SA	343,312	6,741,187
Gas Natural SDG SA	335,328	5,487,012
Mapfre SA	330,837	1,100,028
Telefonica SA	599,798	10,466,254

		23,794,481
SWEDEN—4.46%
Hennes & Mauritz AB Class B	371,755	12,158,169
NCC AB Class B	724,049	14,950,112
Peab AB	752,991	4,202,082
TeliaSonera AB	496,006	3,296,072

		34,606,435
SWITZERLAND—3.30%
EMS-Chemie Holding AG Registered	34,431	6,207,764
Swisscom AG Registered	26,946	10,645,370
Zurich Financial Services AG Registered	36,427	8,754,205

		25,607,339
UNITED KINGDOM—16.92%
Aviva PLC	1,096,802	6,047,449
British American Tobacco PLC	525,447	24,187,247
Cable & Wireless Communications PLC	1,789,414	1,211,405
Catlin Group Ltd.	901,693	5,768,509
Close Brothers Group PLC	875,745	9,328,301
Dairy Crest Group PLC	807,881	3,996,741
FirstGroup PLC	943,609	4,616,096
Hays PLC	1,224,546	1,378,765
Home Retail Group PLC	2,267,955	3,843,791
HSBC Holdings PLC	616,265	5,151,320
National Grid PLC	795,406	7,932,810
Provident Financial PLC	880,236	13,321,061
Royal Dutch Shell PLC Class A	534,429	18,945,007
RSA Insurance Group PLC	1,146,702	1,918,128
SSE PLC	811,374	15,659,166
UBM PLC	710,576	6,161,683
Vodafone Group PLC	702,093	1,892,359

		131,359,838

TOTAL COMMON STOCKS
(Cost: $770,512,314)		768,609,901

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

January 31, 2012

PREFERRED STOCKS—0.78%

GERMANY—0.78%
ProSiebenSat.1 Media AG	256,486	6,023,407

		6,023,407

TOTAL PREFERRED STOCKS
(Cost: $4,524,419)		6,023,407

SHORT-TERM INVESTMENTS—0.03%

MONEY MARKET FUNDS—0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	248,393	248,393

		248,393

TOTAL SHORT-TERM INVESTMENTS
(Cost: $248,393)		248,393

TOTAL INVESTMENTS IN SECURITIES—99.81%
(Cost: $775,285,126)		774,881,701
Other Assets, Less Liabilities—0.19%		1,447,175

NET ASSETS—100.00%		$776,328,876

(a)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.81%

AEROSPACE & DEFENSE—5.41%
General Dynamics Corp.	1,841,368	$127,349,011
Lockheed Martin Corp.	3,296,709	271,385,085
Northrop Grumman Corp.	2,256,158	130,969,972

		529,704,068
AGRICULTURE—5.67%
Altria Group Inc.	3,669,768	104,221,411
Lorillard Inc.	2,997,380	321,888,638
Universal Corp.(a)	2,872,228	128,905,593

		555,015,642
BANKS—4.36%
Bank of Hawaii Corp.(a)	2,816,143	128,754,058
BB&T Corp.	1,831,213	49,790,682
F.N.B. Corp.	3,197,954	37,480,021
FirstMerit Corp.	3,034,328	47,608,606
Trustmark Corp.	2,790,939	65,782,432
United Bankshares Inc.	1,717,426	47,933,360
Valley National Bancorp	4,143,037	49,385,001

		426,734,160
BEVERAGES—1.22%
Coca-Cola Co. (The)	1,770,000	119,528,100

		119,528,100
BUILDING MATERIALS—0.26%
Masco Corp.	2,075,620	25,052,733

		25,052,733
CHEMICALS—5.13%
Eastman Chemical Co.	1,714,614	86,279,377
International Flavors & Fragrances Inc.	1,459,046	81,429,357
Olin Corp.	2,750,904	61,070,069
PPG Industries Inc.	1,734,054	155,336,557
RPM International Inc.	2,343,351	58,654,076
Sensient Technologies Corp.	1,499,978	59,429,128

		502,198,564
COMMERCIAL SERVICES—1.31%
Deluxe Corp.(a)	2,982,377	76,259,380
R.R. Donnelley & Sons Co.	4,623,330	52,521,029

		128,780,409
COSMETICS & PERSONAL CARE—0.62%
Avon Products Inc.	3,436,075	61,059,053

		61,059,053

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

January 31, 2012

DISTRIBUTION & WHOLESALE—2.85%
Genuine Parts Co.	1,952,296	124,517,439
Watsco Inc.(a)	2,236,068	154,221,610

		278,739,049
ELECTRIC—26.43%
Alliant Energy Corp.	2,585,723	109,608,798
American Electric Power Co. Inc.	3,006,246	118,927,092
Avista Corp.	2,835,868	71,860,895
Black Hills Corp.(a)	2,882,137	97,300,945
Cleco Corp.	2,213,983	88,027,964
CMS Energy Corp.	2,566,535	56,027,459
Dominion Resources Inc.	2,471,446	123,671,158
DTE Energy Co.	2,877,776	153,126,461
Edison International	2,087,518	85,671,739
Entergy Corp.	2,955,703	205,066,674
Exelon Corp.	3,066,845	121,999,094
FirstEnergy Corp.	3,112,573	131,412,832
Integrys Energy Group Inc.	3,408,759	176,948,680
NextEra Energy Inc.	2,441,704	146,135,984
Northeast Utilities	2,435,119	84,620,385
OGE Energy Corp.	1,819,932	96,201,606
PG&E Corp.	3,017,026	122,672,277
Pinnacle West Capital Corp.	2,925,139	138,242,069
PPL Corp.	3,041,724	84,529,510
Public Service Enterprise Group Inc.	2,726,309	82,716,215
SCANA Corp.	2,887,167	129,431,697
TECO Energy Inc.	2,971,884	53,642,506
UniSource Energy Corp.(a)	2,972,923	110,771,111

		2,588,613,151
ELECTRICAL COMPONENTS & EQUIPMENT—2.16%
Emerson Electric Co.	1,989,258	102,208,076
Hubbell Inc. Class B	1,521,587	109,493,401

		211,701,477
ELECTRONICS—2.20%
Garmin Ltd.(b)	2,698,271	112,517,901
Honeywell International Inc.	1,770,134	102,738,577

		215,256,478
ENTERTAINMENT—0.53%
Cinemark Holdings Inc.	2,623,396	51,733,369

		51,733,369
ENVIRONMENTAL CONTROL—1.61%
Republic Services Inc.	2,060,677	60,336,623
Waste Management Inc.	2,804,795	97,494,674

		157,831,297
FOOD—3.80%
General Mills Inc.	1,903,276	75,807,483
H.J. Heinz Co.	2,314,102	119,986,189
Kraft Foods Inc. Class A	2,014,412	77,151,980
Sara Lee Corp.	1,576,149	30,183,253
Sysco Corp.	2,279,203	68,626,802

		371,755,707

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

January 31, 2012

FOREST PRODUCTS & PAPER—0.66%
MeadWestvaco Corp.	2,204,308	64,894,827

		64,894,827
GAS—4.66%
AGL Resources Inc.	2,921,378	121,266,401
CenterPoint Energy Inc.	2,550,299	47,104,022
New Jersey Resources Corp.	2,005,306	95,693,202
NiSource Inc.	2,649,394	60,220,726
Sempra Energy	2,319,531	131,981,314

		456,265,665
HOUSEHOLD PRODUCTS & WARES—4.99%
Avery Dennison Corp.	2,315,648	62,869,843
Clorox Co. (The)	2,322,651	159,473,218
Kimberly-Clark Corp.	2,533,430	181,292,251
Tupperware Brands Corp.	1,351,718	84,941,959

		488,577,271
INSURANCE—3.95%
Allstate Corp. (The)	2,218,237	63,996,137
Arthur J. Gallagher & Co.	2,694,780	89,843,965
Cincinnati Financial Corp.	3,609,338	117,953,166
Mercury General Corp.	2,645,295	115,599,392

		387,392,660
IRON & STEEL—0.31%
Commercial Metals Co.	2,129,565	30,537,962

		30,537,962
MACHINERY—0.29%
Briggs & Stratton Corp.	1,805,354	28,181,576

		28,181,576
MANUFACTURING—2.10%
Eaton Corp.	1,944,268	95,327,460
General Electric Co.	2,306,769	43,159,648
Leggett & Platt Inc.	3,126,072	67,085,505

		205,572,613
MEDIA—0.70%
McGraw-Hill Companies Inc. (The)	1,498,296	68,921,616

		68,921,616
OFFICE & BUSINESS EQUIPMENT—0.97%
Pitney Bowes Inc.	5,020,591	95,240,611

		95,240,611

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

January 31, 2012

OIL & GAS—2.10%
Chevron Corp.	1,991,965	205,331,752

		205,331,752
PACKAGING & CONTAINERS—0.74%
Sonoco Products Co.	2,321,285	72,656,220

		72,656,220
PHARMACEUTICALS—3.84%
Bristol-Myers Squibb Co.	2,519,892	81,241,318
Eli Lilly and Co.	3,201,804	127,239,691
Merck & Co. Inc.	3,005,365	114,985,265
Pfizer Inc.	2,485,138	53,181,953

		376,648,227
PIPELINES—1.47%
ONEOK Inc.	1,737,032	144,451,581

		144,451,581
RETAIL—3.74%
Darden Restaurants Inc.	2,516,891	115,449,790
Home Depot Inc. (The)	1,587,351	70,462,511
McDonald’s Corp.	1,823,483	180,615,991

		366,528,292
SAVINGS & LOANS—2.01%
Astoria Financial Corp.	4,280,009	35,652,475
First Niagara Financial Group Inc.	2,475,077	23,686,487
Hudson City Bancorp Inc.	3,748,804	25,229,451
New York Community Bancorp Inc.	5,560,599	70,564,001
People’s United Financial Inc.	3,418,589	42,151,202

		197,283,616
TELECOMMUNICATIONS—3.06%
AT&T Inc.	3,756,992	110,493,135
CenturyLink Inc.	5,108,903	189,182,678

		299,675,813
TOYS, GAMES & HOBBIES—0.66%
Mattel Inc.	2,088,444	64,741,764

		64,741,764

TOTAL COMMON STOCKS
(Cost: $8,962,021,494)		9,776,605,323

SHORT-TERM INVESTMENTS—0.10%

MONEY MARKET FUNDS—0.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(a)(c)(d)	2,733,741	2,733,741
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(a)(c)(d)	209,634	209,634
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(a)(c)	6,510,455	6,510,455

		9,453,830

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

January 31, 2012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,453,830)	9,453,830

TOTAL INVESTMENTS IN SECURITIES—99.91%
(Cost: $8,971,475,324)	9,786,059,153
Other Assets, Less Liabilities—0.09%	8,697,568

NET ASSETS—100.00%	$9,794,756,721

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.98%

AIRLINES—13.46%
Alaska Air Group Inc.(a)(b)	482,144	$36,705,623
Delta Air Lines Inc.(a)	502,444	5,300,784
JetBlue Airways Corp.(a)(b)	529,928	3,142,473
Southwest Airlines Co.	486,572	4,661,360
United Continental Holdings Inc.(a)(b)	470,179	10,861,135

		60,671,375
TRANSPORTATION—81.98%
Alexander & Baldwin Inc.	481,060	22,754,138
C.H. Robinson Worldwide Inc.	472,349	32,516,505
Con-way Inc.	460,961	14,630,902
CSX Corp.	493,307	11,124,073
Expeditors International of Washington Inc.	461,012	20,584,186
FedEx Corp.	461,250	42,199,762
J.B. Hunt Transport Services Inc.	463,050	23,647,964
Kansas City Southern Industries Inc.(a)	338,805	23,255,575
Landstar System Inc.	461,741	23,618,052
Norfolk Southern Corp.	484,608	34,988,698
Overseas Shipholding Group Inc.(b)	457,676	5,817,062
Ryder System Inc.	416,716	23,452,776
Union Pacific Corp.	484,838	55,421,832
United Parcel Service Inc. Class B	468,121	35,413,353

		369,424,878
TRUCKING & LEASING—4.54%
GATX Corp.	476,414	20,457,217

		20,457,217

TOTAL COMMON STOCKS
(Cost: $462,672,712)		450,553,470

SHORT-TERM INVESTMENTS—3.95%

MONEY MARKET FUNDS—3.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	16,333,362	16,333,362
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	1,252,505	1,252,505
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	232,051	232,051

		17,817,918

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

January 31, 2012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,817,918)	17,817,918

TOTAL INVESTMENTS IN SECURITIES—103.93%
(Cost: $480,490,630)	468,371,388
Other Assets, Less Liabilities—(3.93)%	(17,718,259)

NET ASSETS —100.00%	$450,653,129

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.81%

ADVERTISING—0.14%
Interpublic Group of Companies Inc. (The)	19,333	$199,710
Lamar Advertising Co. Class A(a)(b)	2,447	70,009
Omnicom Group Inc.	11,597	528,939

		798,658
AEROSPACE & DEFENSE—1.75%
AAR Corp.	1,700	36,023
Alliant Techsystems Inc.	1,391	82,639
BE Aerospace Inc.(a)	4,053	171,037
Boeing Co. (The)	27,856	2,066,358
Curtiss-Wright Corp.	1,954	73,002
Esterline Technologies Corp.(a)(b)	1,276	78,027
Exelis Inc.	7,843	78,352
General Dynamics Corp.	12,520	865,883
Goodrich Corp.	5,242	653,940
Kaman Corp.	1,100	34,287
L-3 Communications Holdings Inc.	4,480	316,915
Lockheed Martin Corp.	10,838	892,184
Moog Inc. Class A(a)(b)	1,757	74,883
Northrop Grumman Corp.	10,235	594,142
Orbital Sciences Corp.(a)	2,476	35,877
Raytheon Co.	14,561	698,782
Rockwell Collins Inc.	6,544	378,832
Spirit AeroSystems Holdings Inc. Class A(a)(b)	4,954	112,654
Teledyne Technologies Inc.(a)(b)	1,533	87,013
TransDigm Group Inc.(a)	1,917	200,384
Triumph Group Inc.	1,642	102,740
United Technologies Corp.	33,274	2,607,018

		10,240,972
AGRICULTURE—1.77%
Altria Group Inc.	87,648	2,489,203
Archer-Daniels-Midland Co.	25,643	734,159
Bunge Ltd.	6,212	355,761
Lorillard Inc.	5,679	609,868
Philip Morris International Inc.	73,934	5,528,045
Reynolds American Inc.	14,222	557,929
Universal Corp.	985	44,207

		10,319,172
AIRLINES—0.22%
Alaska Air Group Inc.(a)	1,510	114,956
Delta Air Lines Inc.(a)	35,663	376,245
JetBlue Airways Corp.(a)	10,370	61,494
SkyWest Inc.	2,144	27,443
Southwest Airlines Co.	32,867	314,866
United Continental Holdings Inc.(a)	13,940	322,014
US Airways Group Inc.(a)(b)	6,799	57,384

		1,274,402
APPAREL—0.73%
Carter’s Inc.(a)(b)	2,140	89,709

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2012

Coach Inc.	12,155	851,458
Crocs Inc.(a)	3,750	71,325
Deckers Outdoor Corp.(a)(b)	1,627	131,543
Hanesbrands Inc.(a)	4,040	99,384
Iconix Brand Group Inc.(a)(b)	3,098	57,034
Jones Group Inc. (The)	3,593	32,804
Nike Inc. Class B	15,861	1,649,385
Ralph Lauren Corp.	2,598	394,896
SKECHERS U.S.A. Inc. Class A(a)	1,619	19,687
Steven Madden Ltd.(a)(b)	1,636	67,305
Under Armour Inc. Class A(a)	1,665	132,567
VF Corp.	3,640	478,624
Warnaco Group Inc. (The)(a)(b)	1,820	106,015
Wolverine World Wide Inc.	2,068	80,838

		4,262,574
AUTO MANUFACTURERS—0.60%
Ford Motor Co.	156,867	1,948,288
General Motors Co.(a)	24,290	583,446
Navistar International Corp.(a)(b)	3,076	133,160
Oshkosh Corp.(a)	3,795	92,143
PACCAR Inc.	15,068	666,005
Tesla Motors Inc.(a)(b)	2,286	66,454

		3,489,496
AUTO PARTS & EQUIPMENT—0.38%
BorgWarner Inc.(a)	4,621	344,865
Cooper Tire & Rubber Co.	2,640	39,759
Dana Holding Corp.(a)	6,133	91,075
Goodyear Tire & Rubber Co. (The)(a)	10,309	134,017
Johnson Controls Inc.	28,596	908,495
Lear Corp.	4,297	180,044
Meritor Inc.(a)	3,958	24,856
Tenneco Inc.(a)(b)	2,535	81,374
TRW Automotive Holdings Corp.(a)	4,373	164,075
Visteon Corp.(a)	2,181	104,688
WABCO Holdings Inc.(a)	2,747	142,432

		2,215,680
BANKS—6.02%
Associated Banc-Corp	7,266	90,534
BancorpSouth Inc.	3,244	36,430
Bank of America Corp.	424,476	3,026,514
Bank of Hawaii Corp.	1,994	91,166
Bank of New York Mellon Corp. (The)	52,193	1,050,645
BB&T Corp.	29,093	791,039
BOK Financial Corp.	1,126	62,718
Capital One Financial Corp.	19,205	878,629
CapitalSource Inc.	11,597	80,135
Cathay General Bancorp	3,270	51,470
CIT Group Inc.(a)	8,435	321,711
Citigroup Inc.	121,981	3,747,256
City National Corp.	2,058	94,421
Comerica Inc.	8,457	234,005
Commerce Bancshares Inc.	3,440	133,541
Cullen/Frost Bankers Inc.	2,437	135,668
East West Bancorp Inc.	6,237	136,965
F.N.B. Corp.	5,843	68,480
Fifth Third Bancorp	38,551	501,549
First Financial Bankshares Inc.(b)	1,313	44,747

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2012

First Horizon National Corp.	11,048	96,449
First Midwest Bancorp Inc.	3,076	33,467
First Republic Bank San Francisco(a)	3,279	98,304
FirstMerit Corp.	4,599	72,158
Fulton Financial Corp.	8,375	77,804
Glacier Bancorp Inc.	2,989	41,756
Goldman Sachs Group Inc. (The)	17,950	2,000,886
Hancock Holding Co.	3,293	109,328
Huntington Bancshares Inc.	36,316	207,364
IBERIABANK Corp.	1,267	66,239
International Bancshares Corp.	2,402	46,166
J.P. Morgan Chase & Co.	159,941	5,965,799
KeyCorp	40,116	311,701
M&T Bank Corp.	5,300	422,622
MB Financial Inc.	2,286	41,491
Morgan Stanley	55,970	1,043,841
National Penn Bancshares Inc.	5,357	46,552
Northern Trust Corp.	9,166	377,731
Old National Bancorp	3,989	46,951
PacWest Bancorp	1,301	27,672
Park National Corp.(b)	555	38,423
PNC Financial Services Group Inc. (The)(c)	22,137	1,304,312
Popular Inc.(a)	42,712	67,058
PrivateBancorp Inc.	2,727	38,560
Prosperity Bancshares Inc.	1,977	82,065
Regions Financial Corp.	52,978	276,545
Signature Bank(a)	1,946	113,160
State Street Corp.	20,696	810,869
SunTrust Banks Inc.	22,527	463,380
Susquehanna Bancshares Inc.	6,622	60,525
SVB Financial Group(a)	1,834	106,445
Synovus Financial Corp.	29,675	51,635
TCF Financial Corp.	6,326	63,513
Trustmark Corp.	2,411	56,827
U.S. Bancorp	80,466	2,270,751
UMB Financial Corp.	1,453	56,057
Umpqua Holdings Corp.	4,835	58,842
United Bankshares Inc.	1,859	51,885
Valley National Bancorp	7,846	93,524
Webster Financial Corp.	3,135	66,462
Wells Fargo & Co.	209,759	6,127,060
Westamerica Bancorp	1,195	55,508
Wintrust Financial Corp.	1,489	45,638
Zions Bancorp	7,700	129,668

		35,200,616
BEVERAGES—2.17%
Beam Inc.	6,480	338,969
Brown-Forman Corp. Class A	786	62,464
Brown-Forman Corp. Class B NVS	3,738	303,563
Coca-Cola Co. (The)	87,904	5,936,157
Coca-Cola Enterprises Inc.	13,132	351,806
Constellation Brands Inc. Class A(a)	7,890	164,901
Dr Pepper Snapple Group Inc.	9,009	349,729
Green Mountain Coffee Roasters Inc.(a)	5,101	272,087
Molson Coors Brewing Co. Class B NVS	6,508	279,128
Monster Beverage Corp.(a)	3,197	334,119
PepsiCo Inc.	65,805	4,321,414

		12,714,337

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2012

BIOTECHNOLOGY—1.62%
Acorda Therapeutics Inc.(a)	1,673	42,712
Alexion Pharmaceuticals Inc.(a)	7,759	595,581
Amgen Inc.	36,896	2,505,607
Amylin Pharmaceuticals Inc.(a)	5,554	79,034
Bio-Rad Laboratories Inc. Class A(a)(b)	817	82,975
Biogen Idec Inc.(a)	10,175	1,199,836
Celgene Corp.(a)	19,308	1,403,692
Charles River Laboratories International Inc.(a)(b)	2,157	72,842
Cubist Pharmaceuticals Inc.(a)	2,578	105,234
Dendreon Corp.(a)(b)	6,240	84,739
Gilead Sciences Inc.(a)	31,605	1,543,588
Human Genome Sciences Inc.(a)(b)	8,361	82,272
Illumina Inc.(a)(b)	5,237	271,067
Incyte Corp.(a)(b)	4,119	72,906
InterMune Inc.(a)	2,751	41,265
Life Technologies Corp.(a)	7,596	367,874
Myriad Genetics Inc.(a)	3,626	85,791
PDL BioPharma Inc.	5,839	37,311
Regeneron Pharmaceuticals Inc.(a)(b)	3,083	280,121
Seattle Genetics Inc.(a)(b)	4,233	80,131
United Therapeutics Corp.(a)	2,156	106,032
Vertex Pharmaceuticals Inc.(a)	8,776	324,273

		9,464,883
BUILDING MATERIALS—0.16%
Eagle Materials Inc.	1,900	55,879
Fortune Brands Home & Security Inc.(a)	6,482	120,371
Lennox International Inc.	2,039	73,812
Louisiana-Pacific Corp.(a)	5,547	47,260
Martin Marietta Materials Inc.	1,915	158,007
Masco Corp.	15,146	182,812
Owens Corning(a)(b)	4,771	161,021
Quanex Building Products Corp.	1,595	26,206
Simpson Manufacturing Co. Inc.	1,697	54,949
Texas Industries Inc.(b)	1,003	31,354
USG Corp.(a)(b)	2,724	34,976

		946,647
CHEMICALS—2.50%
A. Schulman Inc.	1,304	31,948
Air Products and Chemicals Inc.	8,354	735,403
Airgas Inc.	2,747	216,821
Albemarle Corp.	3,721	239,298
Ashland Inc.	2,993	188,739
Cabot Corp.	2,543	92,057
Celanese Corp. Series A	6,613	322,119
CF Industries Holdings Inc.	2,997	531,608
Chemtura Corp.(a)	4,048	56,874
Cytec Industries Inc.	2,080	103,709
Dow Chemical Co. (The)	49,373	1,654,489
E.I. du Pont de Nemours and Co.	39,242	1,997,025
Eastman Chemical Co.	5,439	273,690
Ecolab Inc.	11,392	688,532
FMC Corp.	2,956	273,962
H.B. Fuller Co.	2,086	59,701
Huntsman Corp.	8,212	104,539
International Flavors & Fragrances Inc.	3,386	188,973
Intrepid Potash Inc.(a)(b)	2,195	52,439
LyondellBasell Industries NV Class A	14,271	615,080

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2012

Minerals Technologies Inc.	744	47,207
Monsanto Co.	22,505	1,846,535
Mosaic Co. (The)	12,865	720,054
NewMarket Corp.	406	87,773
Olin Corp.	2,986	66,289
OM Group Inc.(a)(b)	1,357	36,815
PPG Industries Inc.	6,492	581,553
Praxair Inc.	12,777	1,356,917
Rockwood Holdings Inc.(a)(b)	2,921	147,511
RPM International Inc.	5,536	138,566
Sensient Technologies Corp.	2,100	83,202
Sherwin-Williams Co. (The)	3,673	358,228
Sigma-Aldrich Corp.	4,332	294,749
Solutia Inc.(a)	5,139	141,323
Valspar Corp. (The)	3,670	158,691
W.R. Grace & Co.(a)	2,585	138,401

		14,630,820
COAL—0.22%
Alpha Natural Resources Inc.(a)	9,480	190,738
Arch Coal Inc.	8,981	129,596
CONSOL Energy Inc.	9,483	338,922
Patriot Coal Corp.(a)(b)	3,836	29,154
Peabody Energy Corp.	11,415	389,137
Walter Energy Inc.	2,631	181,881

		1,259,428
COMMERCIAL SERVICES—2.00%
Aaron’s Inc.	2,967	78,952
ABM Industries Inc.	1,853	40,210
Acacia Research Corp.(a)	1,797	73,965
Alliance Data Systems Corp.(a)(b)	2,149	238,109
Apollo Group Inc. Class A(a)	4,920	257,857
Arbitron Inc.	1,151	41,102
Automatic Data Processing Inc.	20,723	1,135,206
Avis Budget Group Inc.(a)	4,377	62,810
Career Education Corp.(a)	2,561	25,892
Chemed Corp.	892	50,077
Convergys Corp.(a)(b)	4,390	58,431
CoreLogic Inc.(a)	4,451	63,204
Corporate Executive Board Co. (The)	1,464	57,579
Corrections Corp. of America(a)	4,199	98,802
CoStar Group Inc.(a)	1,069	60,580
Deluxe Corp.	2,146	54,873
DeVry Inc.	2,501	94,438
Equifax Inc.	5,081	198,007
Euronet Worldwide Inc.(a)	2,044	37,528
FTI Consulting Inc.(a)	1,750	74,935
Gartner Inc.(a)(b)	3,759	142,504
Genpact Ltd.(a)	4,442	64,986
GEO Group Inc. (The)(a)	2,696	47,396
Global Payments Inc.	3,321	166,116
H&R Block Inc.	12,866	210,488
Hertz Global Holdings Inc.(a)(b)	9,969	135,578
HMS Holdings Corp.(a)(b)	3,585	118,341
Iron Mountain Inc.	7,156	220,548
ITT Educational Services Inc.(a)(b)	1,149	75,685
Lender Processing Services Inc.	3,531	58,721
Live Nation Entertainment Inc.(a)	6,629	68,146
Manpower Inc.	3,449	138,339
MasterCard Inc. Class A	4,454	1,583,709

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2012

Matthews International Corp. Class A	1,218	40,145
Monster Worldwide Inc.(a)	5,516	39,715
Moody’s Corp.	8,044	299,478
Morningstar Inc.	1,081	64,557
PAREXEL International Corp.(a)	2,469	59,503
Paychex Inc.	13,677	430,826
PHH Corp.(a)	2,364	27,399
Quanta Services Inc.(a)	8,751	189,022
R.R. Donnelley & Sons Co.	7,925	90,028
Rent-A-Center Inc.	2,455	83,028
Resources Connection Inc.	1,909	23,710
Robert Half International Inc.	6,105	169,047
Rollins Inc.	3,144	67,250
SAIC Inc.(a)	14,290	183,769
SEI Investments Co.	6,296	115,658
Service Corp. International	9,569	106,216
Sotheby’s	2,825	94,722
Strayer Education Inc.	503	54,726
TeleTech Holdings Inc.(a)	1,194	20,250
Total System Services Inc.	8,196	175,722
Towers Watson & Co. Class A	2,223	132,935
TrueBlue Inc.(a)	1,771	29,239
United Rentals Inc.(a)	2,634	100,724
Valassis Communications Inc.(a)(b)	1,970	44,818
Verisk Analytics Inc. Class A(a)	5,793	232,126
Visa Inc. Class A	22,025	2,216,596
VistaPrint NV(a)(b)	1,673	59,860
Weight Watchers International Inc.	1,279	97,370
Western Union Co.	26,036	497,288
Wright Express Corp.(a)	1,625	88,920

		11,667,761
COMPUTERS—6.80%
Accenture PLC Class A	26,961	1,545,944
Apple Inc.(a)	39,031	17,816,871
Brocade Communications Systems Inc.(a)	19,640	110,180
CACI International Inc. Class A(a)(b)	1,118	65,615
Cadence Design Systems Inc.(a)	11,394	120,321
Cognizant Technology Solutions Corp. Class A(a)	12,769	916,176
Computer Sciences Corp.	6,474	167,223
Dell Inc.(a)	67,645	1,165,523
Diebold Inc.	2,687	85,151
DST Systems Inc.	1,554	75,851
Electronics For Imaging Inc.(a)	1,970	33,805
EMC Corp.(a)	85,852	2,211,548
Fortinet Inc.(a)	5,069	115,624
Hewlett-Packard Co.	83,629	2,339,939
IHS Inc. Class A(a)(b)	2,015	180,302
Insight Enterprises Inc.(a)(b)	1,895	34,982
International Business Machines Corp.	49,616	9,556,042
j2 Global Inc.	1,965	52,976
Jack Henry & Associates Inc.	3,627	124,043
Lexmark International Inc. Class A	3,354	117,055
Mentor Graphics Corp.(a)	3,947	54,745
MICROS Systems Inc.(a)	3,399	168,964
NCR Corp.(a)	6,639	124,348
NetApp Inc.(a)	15,489	584,555
Riverbed Technology Inc.(a)	6,553	156,879
SanDisk Corp.(a)	10,018	459,626
Seagate Technology PLC	17,700	374,178
Synaptics Inc.(a)	1,335	51,144
Synopsys Inc.(a)	6,046	176,422

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2012

Teradata Corp.(a)	7,108	380,705
Unisys Corp.(a)(b)	1,667	34,957
Western Digital Corp.(a)	9,809	356,557

		39,758,251
COSMETICS & PERSONAL CARE—1.69%
Avon Products Inc.	18,170	322,881
Colgate-Palmolive Co.	18,839	1,709,074
Estee Lauder Companies Inc. (The) Class A	9,924	574,897
Procter & Gamble Co. (The)	115,670	7,291,837

		9,898,689
DISTRIBUTION & WHOLESALE—0.45%
Arrow Electronics Inc.(a)	4,687	193,526
Brightpoint Inc.(a)	2,860	33,519
Fastenal Co.(b)	12,401	578,879
Fossil Inc.(a)	2,254	214,243
Genuine Parts Co.	6,573	419,226
Ingram Micro Inc. Class A(a)	6,543	124,186
LKQ Corp.(a)(b)	6,149	200,458
Owens & Minor Inc.	2,703	82,198
Pool Corp.	2,039	69,387
United Stationers Inc.	1,854	59,940
W.W. Grainger Inc.	2,480	473,035
Watsco Inc.	1,056	72,832
WESCO International Inc.(a)(b)	1,825	114,756

		2,636,185
DIVERSIFIED FINANCIAL SERVICES—1.64%
Affiliated Managers Group Inc.(a)	2,199	221,021
American Express Co.	43,323	2,172,215
Ameriprise Financial Inc.	9,512	509,368
BlackRock Inc.(c)	4,271	777,322
CBOE Holdings Inc.	3,810	97,498
Charles Schwab Corp. (The)	43,298	504,422
CME Group Inc.	2,687	643,563
Discover Financial Services	22,874	621,715
E*TRADE Financial Corp.(a)	10,903	89,296
Eaton Vance Corp.	4,975	127,808
Federated Investors Inc. Class B	4,374	74,708
Franklin Resources Inc.	6,276	665,884
Greenhill & Co. Inc.	1,235	57,502
IntercontinentalExchange Inc.(a)	3,070	351,454
Invesco Ltd.	18,956	427,837
Janus Capital Group Inc.	7,842	61,716
Jefferies Group Inc.	6,099	92,766
Knight Capital Group Inc. Class A(a)	4,175	54,233
Legg Mason Inc.	5,772	147,013
NASDAQ OMX Group Inc. (The)(a)	5,875	145,582
NYSE Euronext Inc.	11,058	293,700
Raymond James Financial Inc.	4,285	149,975
SLM Corp.	21,512	321,604
Stifel Financial Corp.(a)	2,268	81,784
T. Rowe Price Group Inc.	10,626	614,608
TD Ameritrade Holding Corp.	9,596	154,592
Waddell & Reed Financial Inc. Class A	3,626	99,534

		9,558,720

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2012

ELECTRIC—3.20%
AES Corp. (The)(a)	32,291	412,033
ALLETE Inc.	1,362	56,455
Alliant Energy Corp.	4,655	197,326
Ameren Corp.	10,121	320,228
American Electric Power Co. Inc.	20,286	802,514
Avista Corp.	2,433	61,652
Black Hills Corp.	1,662	56,109
Calpine Corp.(a)	16,248	237,221
Cleco Corp.	2,569	102,143
CMS Energy Corp.	10,597	231,333
Consolidated Edison Inc.	12,222	720,609
Constellation Energy Group Inc.	7,600	276,868
Dominion Resources Inc.	23,954	1,198,658
DTE Energy Co.	7,108	378,217
Duke Energy Corp.	55,492	1,182,535
Edison International	12,585	516,488
El Paso Electric Co.	1,746	60,761
Entergy Corp.	7,434	515,771
Exelon Corp.	27,768	1,104,611
FirstEnergy Corp.	17,579	742,185
GenOn Energy Inc.(a)	32,337	68,878
Great Plains Energy Inc.	5,699	117,513
Hawaiian Electric Industries Inc.	4,058	105,305
IDACORP Inc.	2,089	88,051
Integrys Energy Group Inc.	3,289	170,732
ITC Holdings Corp.	2,165	159,582
MDU Resources Group Inc.	7,325	156,609
National Fuel Gas Co.	3,271	164,466
NextEra Energy Inc.	17,712	1,060,063
Northeast Utilities	7,386	256,664
NorthWestern Corp.	1,500	52,710
NRG Energy Inc.(a)	10,171	171,687
NSTAR	4,366	196,164
NV Energy Inc.	9,851	159,586
OGE Energy Corp.	4,099	216,673
Pepco Holdings Inc.	9,503	186,829
PG&E Corp.	16,917	687,845
Pinnacle West Capital Corp.	4,573	216,120
PNM Resources Inc.	3,290	58,595
Portland General Electric Co.	3,184	79,409
PPL Corp.	24,305	675,436
Progress Energy Inc.	12,302	668,368
Public Service Enterprise Group Inc.	21,385	648,821
SCANA Corp.	4,878	218,681
Southern Co. (The)	36,092	1,644,352
TECO Energy Inc.	8,504	153,497
UIL Holdings Corp.	2,123	73,413
UniSource Energy Corp.	1,536	57,231
Westar Energy Inc.	4,881	138,816
Wisconsin Energy Corp.	9,775	332,350
Xcel Energy Inc.	20,362	541,629

		18,699,792
ELECTRICAL COMPONENTS & EQUIPMENT—0.51%
Acuity Brands Inc.	1,802	104,930
AMETEK Inc.	6,786	318,942
Belden Inc.	1,988	77,949
Emerson Electric Co.	31,339	1,610,198
Energizer Holdings Inc.(a)	2,919	225,113
EnerSys Inc.(a)	2,107	61,061

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2012

General Cable Corp.(a)	2,173	67,059
GrafTech International Ltd.(a)	5,490	90,146
Hubbell Inc. Class B	2,208	158,888
Littelfuse Inc.	961	48,732
Molex Inc.	2,699	71,362
Molex Inc. Class A NVS	3,343	73,178
Universal Display Corp.(a)	1,699	71,545

		2,979,103
ELECTRONICS—1.42%
Agilent Technologies Inc.(a)	14,515	616,452
Amphenol Corp. Class A	6,977	379,758
Avnet Inc.(a)	6,221	216,926
AVX Corp.	2,168	28,531
Benchmark Electronics Inc.(a)(b)	2,469	42,467
Brady Corp. Class A	2,073	67,103
Checkpoint Systems Inc.(a)	1,668	17,547
Cymer Inc.(a)	1,193	59,400
ESCO Technologies Inc.	1,115	33,528
FEI Co.(a)	1,586	69,879
Flextronics International Ltd.(a)(b)	30,851	211,946
FLIR Systems Inc.	6,736	173,452
Garmin Ltd.(b)	5,201	216,882
Gentex Corp.	6,019	161,731
Honeywell International Inc.	30,025	1,742,651
Itron Inc.(a)	1,709	66,292
Jabil Circuit Inc.	8,064	182,730
Mettler-Toledo International Inc.(a)(b)	1,343	235,697
National Instruments Corp.	3,923	105,568
PerkinElmer Inc.	4,796	115,008
Plexus Corp.(a)(b)	1,480	53,650
TE Connectivity Ltd.	18,229	621,609
Tech Data Corp.(a)	1,835	95,273
Thermo Fisher Scientific Inc.(a)	16,124	852,960
Thomas & Betts Corp.(a)	2,216	158,200
Trimble Navigation Ltd.(a)(b)	5,167	241,971
Tyco International Ltd.	19,734	1,005,447
Vishay Intertechnology Inc.(a)	6,014	73,852
Waters Corp.(a)	3,851	333,381
Woodward Inc.	2,444	102,599

		8,282,490
ENGINEERING & CONSTRUCTION—0.27%
AECOM Technology Corp.(a)(b)	4,365	99,915
Aegion Corp.(a)(b)	1,646	28,097
EMCOR Group Inc.	2,805	80,868
Fluor Corp.	7,309	411,058
Foster Wheeler AG(a)(b)	4,893	109,897
Granite Construction Inc.	1,445	38,481
Jacobs Engineering Group Inc.(a)	5,383	240,943
KBR Inc.	6,317	203,029
McDermott International Inc.(a)	9,833	119,569
Shaw Group Inc. (The)(a)	3,023	82,044
URS Corp.(a)	3,367	138,552

		1,552,453
ENTERTAINMENT—0.17%
Bally Technologies Inc.(a)(b)	1,833	77,389
Cinemark Holdings Inc.	4,137	81,582
Dolby Laboratories Inc. Class A(a)	2,229	81,069

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2012

DreamWorks Animation SKG Inc. Class A(a)(b)	2,862	50,800
International Game Technology	12,653	201,562
International Speedway Corp. Class A	1,167	30,097
Madison Square Garden Inc. Class A(a)	2,583	74,106
Marriott Vacations Worldwide Corp.(a)	1,272	26,394
Penn National Gaming Inc.(a)(b)	2,870	117,498
Pinnacle Entertainment Inc.(a)	2,570	24,929
Regal Entertainment Group Class A	3,290	40,961
Scientific Games Corp. Class A(a)	2,555	28,590
Six Flags Entertainment Corp.	2,313	101,379
Vail Resorts Inc.	1,520	66,287

		1,002,643
ENVIRONMENTAL CONTROL—0.31%
Calgon Carbon Corp.(a)	2,321	37,925
Clean Harbors Inc.(a)	1,966	124,743
Covanta Holding Corp.	4,841	69,178
Darling International Inc.(a)	4,880	74,566
Mine Safety Appliances Co.	1,343	45,850
Republic Services Inc.	12,768	373,847
Stericycle Inc.(a)(b)	3,629	304,909
Tetra Tech Inc.(a)	2,596	60,045
Waste Connections Inc.	4,735	152,988
Waste Management Inc.	16,845	585,532

		1,829,583
FOOD—1.86%
Campbell Soup Co.	8,375	265,488
ConAgra Foods Inc.	17,437	465,045
Corn Products International Inc.	3,209	178,067
Dean Foods Co.(a)	7,703	82,884
Diamond Foods Inc.(b)	916	33,288
Flowers Foods Inc.	5,797	112,172
Fresh Del Monte Produce Inc.	1,636	40,049
General Mills Inc.	25,463	1,014,191
H.J. Heinz Co.	13,539	701,997
Hain Celestial Group Inc.(a)(b)	1,538	59,351
Hershey Co. (The)	6,534	399,097
Hormel Foods Corp.	6,089	175,242
J.M. Smucker Co. (The)	4,829	380,429
Kellogg Co.	10,356	512,829
Kraft Foods Inc. Class A	68,917	2,639,521
Kroger Co. (The)	23,374	555,366
Lancaster Colony Corp.	837	58,163
McCormick & Co. Inc. NVS	5,047	255,075
Ralcorp Holdings Inc.(a)	2,309	201,922
Ruddick Corp.	1,798	72,531
Safeway Inc.	14,351	315,435
Sara Lee Corp.	24,602	471,128
Smithfield Foods Inc.(a)	6,445	143,917
SUPERVALU Inc.(b)	8,906	61,541
Sysco Corp.	24,786	746,307
Tootsie Roll Industries Inc.(b)	1,174	28,458
TreeHouse Foods Inc.(a)(b)	1,502	84,923
Tyson Foods Inc. Class A	12,980	241,947
United Natural Foods Inc.(a)	2,050	90,303
Whole Foods Market Inc.	6,577	486,895

		10,873,561

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2012

FOREST PRODUCTS & PAPER—0.16%
AbitibiBowater Inc.(a)(b)	3,133	45,397
Domtar Corp.	1,536	132,680
International Paper Co.	16,991	529,100
MeadWestvaco Corp.	7,197	211,879

		919,056
GAS—0.43%
AGL Resources Inc.	4,898	203,316
Atmos Energy Corp.	3,804	123,288
CenterPoint Energy Inc.	16,655	307,618
Laclede Group Inc. (The)	866	36,078
New Jersey Resources Corp.	1,761	84,035
NiSource Inc.	11,837	269,055
Northwest Natural Gas Co.	1,118	53,161
Piedmont Natural Gas Co.	3,023	99,517
Questar Corp.	7,472	144,060
Sempra Energy	9,387	534,120
South Jersey Industries Inc.	1,256	68,929
Southern Union Co.	4,877	211,515
Southwest Gas Corp.	1,930	80,674
UGI Corp.	4,710	126,746
Vectren Corp.	3,422	97,835
WGL Holdings Inc.	2,175	92,764

		2,532,711
HAND & MACHINE TOOLS—0.17%
Kennametal Inc.	3,330	143,556
Lincoln Electric Holdings Inc.	3,555	152,687
Regal Beloit Corp.	1,629	92,478
Snap-on Inc.	2,456	138,789
Stanley Black & Decker Inc.	7,036	493,787

		1,021,297
HEALTH CARE - PRODUCTS—1.96%
Alere Inc.(a)	3,639	87,882
Baxter International Inc.	24,148	1,339,731
Becton, Dickinson and Co.	8,649	678,168
Boston Scientific Corp.(a)	62,553	372,816
C.R. Bard Inc.	3,645	337,235
CareFusion Corp.(a)	9,435	225,968
Cepheid Inc.(a)	2,700	118,962
Cooper Companies Inc. (The)	1,980	142,837
Covidien PLC	20,777	1,070,015
Edwards Lifesciences Corp.(a)	4,847	400,701
Gen-Probe Inc.(a)	2,034	136,136
Haemonetics Corp.(a)(b)	1,080	70,157
Henry Schein Inc.(a)	3,794	268,957
Hill-Rom Holdings Inc.	2,635	86,981
Hologic Inc.(a)	11,059	225,493
Hospira Inc.(a)(b)	6,956	239,704
IDEXX Laboratories Inc.(a)(b)	2,378	201,155
Intuitive Surgical Inc.(a)	1,659	762,991
Invacare Corp.	1,282	21,897
Masimo Corp.(a)	2,291	49,027
Medtronic Inc.	44,652	1,722,228
NuVasive Inc.(a)	1,653	25,621
PSS World Medical Inc.(a)(b)	2,232	54,171
ResMed Inc.(a)(b)	6,162	178,883

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2012

Sirona Dental Systems Inc.(a)(b)	2,352	113,719
St. Jude Medical Inc.	13,718	572,178
Steris Corp.	2,258	67,921
Stryker Corp.	12,348	684,450
TECHNE Corp.	1,473	100,532
Teleflex Inc.	1,707	104,451
Thoratec Corp.(a)	2,504	73,618
Varian Medical Systems Inc.(a)	4,944	325,661
Volcano Corp.(a)(b)	2,199	61,682
West Pharmaceutical Services Inc.	1,422	57,562
Zimmer Holdings Inc.(a)	8,084	491,103

		11,470,593
HEALTH CARE - SERVICES—1.38%
Aetna Inc.	15,240	665,988
AMERIGROUP Corp.(a)	2,009	136,632
Brookdale Senior Living Inc.(a)	4,250	74,800
Centene Corp.(a)	2,113	95,508
Cigna Corp.	12,003	538,094
Community Health Systems Inc.(a)	3,901	72,949
Covance Inc.(a)	2,549	111,672
Coventry Health Care Inc.(a)	6,249	187,907
DaVita Inc.(a)	3,943	322,577
HCA Holdings Inc.(a)	6,990	170,836
Health Management Associates Inc. Class A(a)	10,653	68,286
Health Net Inc.(a)	3,765	142,091
HealthSouth Corp.(a)	3,997	77,102
Humana Inc.	6,876	612,101
Laboratory Corp. of America Holdings(a)	4,280	391,149
LifePoint Hospitals Inc.(a)	2,015	80,983
Lincare Holdings Inc.	3,703	95,130
Magellan Health Services Inc.(a)	1,185	57,852
MEDNAX Inc.(a)(b)	2,045	145,645
Quest Diagnostics Inc.	6,632	385,186
Tenet Healthcare Corp.(a)	18,335	96,992
UnitedHealth Group Inc.	45,292	2,345,673
Universal Health Services Inc. Class B	3,786	156,324
WellCare Health Plans Inc.(a)	1,811	108,225
WellPoint Inc.	14,634	941,259

		8,080,961
HOLDING COMPANIES - DIVERSIFIED—0.04%
Leucadia National Corp.	8,150	226,244

		226,244
HOME BUILDERS—0.14%
D.R. Horton Inc.	11,701	162,878
Lennar Corp. Class A	6,575	141,297
M.D.C. Holdings Inc.	1,560	30,919
NVR Inc.(a)(b)	212	146,969
PulteGroup Inc.(a)	14,238	106,073
Ryland Group Inc. (The)	1,882	34,252
Thor Industries Inc.	1,989	60,983
Toll Brothers Inc.(a)	6,320	137,839

		821,210
HOME FURNISHINGS—0.09%
Harman International Industries Inc.	2,951	124,532
Tempur-Pedic International Inc.(a)(b)	2,763	184,320

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2012

TiVo Inc.(a)	5,048	52,398
Whirlpool Corp.	3,206	174,150

		535,400
HOUSEHOLD PRODUCTS & WARES—0.41%
Avery Dennison Corp.	4,508	122,392
Church & Dwight Co. Inc.	6,029	273,536
Clorox Co. (The)	5,625	386,212
Jarden Corp.	3,886	130,919
Kimberly-Clark Corp.	16,535	1,183,245
Scotts Miracle-Gro Co. (The) Class A	1,776	84,111
Tupperware Brands Corp.	2,559	160,808
WD-40 Co.	659	28,825

		2,370,048
HOUSEWARES—0.05%
Newell Rubbermaid Inc.	12,369	228,456
Toro Co. (The)	1,308	82,914

		311,370
INSURANCE—3.33%
ACE Ltd.	14,244	991,382
Aflac Inc.	19,826	956,208
Alleghany Corp.(a)(b)	349	100,983
Allied World Assurance Co. Holdings Ltd.	1,605	98,756
Allstate Corp. (The)	19,995	576,856
American Financial Group Inc.	3,639	133,442
American International Group Inc.(a)	18,276	458,910
American National Insurance Co.	603	43,929
Aon Corp.	13,738	665,331
Arch Capital Group Ltd.(a)	5,586	201,375
Argo Group International Holdings Ltd.	1,296	37,338
Arthur J. Gallagher & Co.	4,731	157,731
Aspen Insurance Holdings Ltd.	2,969	78,857
Assurant Inc.	3,985	157,806
Assured Guaranty Ltd.	7,140	110,741
Axis Capital Holdings Ltd.	5,456	167,936
Berkshire Hathaway Inc. Class B(a)	40,519	3,175,474
Brown & Brown Inc.	4,874	111,030
Chubb Corp. (The)	11,699	788,630
Cincinnati Financial Corp.	6,407	209,381
CNO Financial Group Inc.(a)	9,456	63,544
Delphi Financial Group Inc. Class A	2,068	92,047
Endurance Specialty Holdings Ltd.	1,688	63,131
Erie Indemnity Co. Class A	1,154	88,477
Everest Re Group Ltd.	1,890	161,406
Fidelity National Financial Inc. Class A	9,308	169,312
First American Financial Corp.	4,418	65,475
Genworth Financial Inc. Class A(a)	20,618	158,965
Hanover Insurance Group Inc. (The)	1,903	69,193
Hartford Financial Services Group Inc. (The)	18,737	328,272
HCC Insurance Holdings Inc.	4,642	128,862
Horace Mann Educators Corp.	1,688	26,400
Kemper Corp.	1,854	55,194
Lincoln National Corp.	13,011	280,257
Loews Corp.	14,510	541,368
Markel Corp.(a)	409	164,856
Marsh & McLennan Companies Inc.	22,782	719,683
MBIA Inc.(a)(b)	6,480	79,834
Mercury General Corp.	1,078	47,109

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2012

MetLife Inc.	34,628	1,223,407
Montpelier Re Holdings Ltd.	2,597	45,110
Old Republic International Corp.	10,273	101,497
PartnerRe Ltd.	2,848	186,316
Platinum Underwriters Holdings Ltd.	1,565	53,601
Principal Financial Group Inc.	12,454	340,119
ProAssurance Corp.	1,229	100,323
Progressive Corp. (The)	25,267	512,415
Protective Life Corp.	3,554	88,886
Prudential Financial Inc.	20,337	1,164,090
Reinsurance Group of America Inc.	3,108	169,355
RenaissanceRe Holdings Ltd.	2,184	159,672
RLI Corp.	739	52,705
Selective Insurance Group Inc.	2,256	40,563
StanCorp Financial Group Inc.	1,871	72,333
Torchmark Corp.	4,432	202,409
Tower Group Inc.	1,552	33,508
Transatlantic Holdings Inc.	2,633	146,000
Travelers Companies Inc. (The)	17,368	1,012,554
Unum Group	12,342	281,768
Validus Holdings Ltd.	2,980	95,569
W.R. Berkley Corp.	4,745	162,611
White Mountains Insurance Group Ltd.	268	120,932
Willis Group Holdings PLC	7,229	280,991
XL Group PLC	13,525	274,152

		19,446,367
INTERNET—2.70%
AboveNet Inc.(a)	976	64,855
Amazon.com Inc.(a)	14,831	2,883,740
AOL Inc.(a)	4,062	65,845
Digital River Inc.(a)	1,630	26,096
EarthLink Inc.	4,482	32,315
eBay Inc.(a)	46,611	1,472,908
Equinix Inc.(a)	1,975	236,921
Expedia Inc.	4,225	136,763
F5 Networks Inc.(a)	3,396	406,637
Google Inc. Class A(a)	10,705	6,210,077
IAC/InterActiveCorp	3,100	133,517
Liberty Interactive Corp. Series A(a)	24,076	412,181
Netflix Inc.(a)	2,207	265,281
OpenTable Inc.(a)(b)	989	47,640
Priceline.com Inc.(a)	2,093	1,108,202
Rackspace Hosting Inc.(a)(b)	4,542	197,168
Shutterfly Inc.(a)(b)	1,258	29,840
Symantec Corp.(a)	30,999	532,873
TIBCO Software Inc.(a)	7,021	183,037
TripAdvisor Inc.(a)	4,225	139,045
ValueClick Inc.(a)(b)	3,313	57,779
VeriSign Inc.	6,715	248,858
WebMD Health Corp.(a)	2,476	69,427
Websense Inc.(a)(b)	1,674	31,639
Yahoo! Inc.(a)	49,815	770,638

		15,763,282
IRON & STEEL—0.33%
AK Steel Holding Corp.	4,632	43,726
Allegheny Technologies Inc.	4,488	203,710
Carpenter Technology Corp.	1,861	97,665
Cliffs Natural Resources Inc.	6,039	436,318
Commercial Metals Co.	4,876	69,922

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2012

Nucor Corp.	11,979	532,946
Reliance Steel & Aluminum Co.	3,126	166,303
Schnitzer Steel Industries Inc. Class A	1,033	45,070
Steel Dynamics Inc.	9,199	146,724
United States Steel Corp.	6,044	182,468

		1,924,852
LEISURE TIME—0.26%
Brunswick Corp.	3,724	79,470
Carnival Corp.	16,863	509,263
Harley-Davidson Inc.	9,979	440,972
Life Time Fitness Inc.(a)(b)	1,689	82,997
Polaris Industries Inc.	2,740	176,456
Royal Caribbean Cruises Ltd.	5,763	156,638
WMS Industries Inc.(a)	2,394	52,405

		1,498,201
LODGING—0.47%
Choice Hotels International Inc.	1,360	49,422
Gaylord Entertainment Co.(a)(b)	1,775	49,789
Hyatt Hotels Corp. Class A(a)	1,665	70,962
Las Vegas Sands Corp.(a)	16,555	813,016
Marriott International Inc. Class A	12,352	425,526
MGM Resorts International(a)	13,597	177,441
Orient-Express Hotels Ltd. Class A(a)	3,902	33,011
Starwood Hotels & Resorts Worldwide Inc.	8,207	445,148
Wyndham Worldwide Corp.	6,501	258,480
Wynn Resorts Ltd.	3,742	431,191

		2,753,986
MACHINERY—1.41%
AGCO Corp.(a)	4,068	207,183
Astec Industries Inc.(a)(b)	769	26,008
Babcock & Wilcox Co. (The)(a)	4,917	122,187
Briggs & Stratton Corp.	2,091	32,640
Caterpillar Inc.	24,623	2,686,862
Chart Industries Inc.(a)(b)	1,230	68,585
Cognex Corp.	1,631	67,768
Cummins Inc.	7,331	762,424
Deere & Co.	17,422	1,500,905
Flowserve Corp.	2,356	259,561
Gardner Denver Inc.	2,118	158,003
Graco Inc.	2,567	118,031
IDEX Corp.	3,511	142,266
Joy Global Inc.	4,421	400,940
Manitowoc Co. Inc. (The)	5,513	74,095
Middleby Corp. (The)(a)(b)	793	76,247
Nordson Corp.	2,604	118,065
Robbins & Myers Inc.	1,604	77,890
Rockwell Automation Inc.	6,022	468,933
Roper Industries Inc.	4,045	377,763
Terex Corp.(a)	4,574	90,565
Wabtec Corp.	2,026	139,369
Xylem Inc.	7,816	202,513
Zebra Technologies Corp. Class A(a)	2,275	86,131

		8,264,934

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2012

MANUFACTURING—3.05%
3M Co.	27,047	2,345,245
A.O. Smith Corp.	1,643	69,795
Actuant Corp. Class A	2,870	72,754
AptarGroup Inc.	2,620	137,340
Brink’s Co. (The)	1,993	56,183
Carlisle Companies Inc.	2,574	122,857
Ceradyne Inc.(a)	990	32,759
CLARCOR Inc.	2,133	109,657
Cooper Industries PLC	6,966	411,830
Crane Co.	2,143	102,864
Danaher Corp.	23,945	1,257,352
Donaldson Co. Inc.	2,900	209,670
Dover Corp.	7,821	495,930
Eaton Corp.	14,061	689,411
General Electric Co.	444,403	8,314,780
Harsco Corp.	3,405	75,693
Hexcel Corp.(a)(b)	4,158	104,241
Hillenbrand Inc.	2,631	61,697
Illinois Tool Works Inc.	17,459	925,851
Ingersoll-Rand PLC	13,127	458,657
ITT Corp.	4,092	88,960
Leggett & Platt Inc.	6,024	129,275
Pall Corp.	4,872	290,761
Parker Hannifin Corp.	6,359	513,044
Pentair Inc.	4,147	152,693
Polypore International Inc.(a)(b)	1,696	64,584
SPX Corp.	2,149	149,635
Textron Inc.	11,646	296,740
Trinity Industries Inc.	3,358	105,643

		17,845,901
MEDIA—2.87%
AMC Networks Inc. Class A(a)	2,094	89,539
Cablevision NY Group Class A	9,725	141,499
CBS Corp. Class B NVS	26,288	748,682
Charter Communications Inc. Class A(a)(b)	1,611	92,858
Comcast Corp. Class A	87,944	2,338,431
Comcast Corp. Class A Special	27,347	697,075
CTC Media Inc.	2,281	22,855
DIRECTV Class A(a)	31,064	1,398,191
Discovery Communications Inc. Series A(a)	5,935	254,493
Discovery Communications Inc. Series C(a)(b)	4,920	191,142
DISH Network Corp. Class A	8,764	244,691
FactSet Research Systems Inc.	1,756	155,090
Gannett Co. Inc.	10,129	143,528
John Wiley & Sons Inc. Class A	2,159	97,997
Liberty Global Inc. Series A(a)(b)	6,011	275,785
Liberty Global Inc. Series C(a)(b)	5,248	231,752
Liberty Media Corp. Series A(a)	4,959	408,671
McGraw-Hill Companies Inc. (The)	12,337	567,502
Meredith Corp.	1,539	48,463
New York Times Co. (The) Class A(a)	5,384	40,111
News Corp. Class A NVS	76,376	1,438,160
News Corp. Class B	18,349	357,255
Nielsen Holdings NV(a)	3,017	87,433
Scholastic Corp.	1,013	29,894
Scripps Networks Interactive Inc. Class A	3,713	160,996
Time Warner Cable Inc.	13,424	989,617
Time Warner Inc.	42,119	1,560,930
Viacom Inc. Class B NVS	22,017	1,035,680
Walt Disney Co. (The)	72,554	2,822,350
Washington Post Co. (The) Class B	206	78,014

		16,748,684

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2012

METAL FABRICATE & HARDWARE—0.25%
Kaydon Corp.	1,343	45,823
Mueller Industries Inc.	1,590	70,294
Precision Castparts Corp.	6,056	991,246
RTI International Metals Inc.(a)	1,261	31,739
Timken Co. (The)	3,327	162,458
Valmont Industries Inc.	953	99,979
Worthington Industries Inc.	2,226	40,981

		1,442,520
MINING—0.82%
Alcoa Inc.	44,685	454,000
Allied Nevada Gold Corp.(a)(b)	3,449	123,923
Coeur d’Alene Mines Corp.(a)	3,797	105,025
Compass Minerals International Inc.	1,374	100,398
Freeport-McMoRan Copper & Gold Inc.	39,592	1,829,546
Hecla Mining Co.	11,719	61,642
Kaiser Aluminum Corp.	701	34,615
Molycorp Inc.(a)(b)	2,591	80,269
Newmont Mining Corp.	20,343	1,250,688
Royal Gold Inc.	2,291	174,437
Southern Copper Corp.	7,167	248,623
Stillwater Mining Co.(a)(b)	4,850	62,468
Titanium Metals Corp.	3,508	53,953
Vulcan Materials Co.	4,918	215,703

		4,795,290
OFFICE & BUSINESS EQUIPMENT—0.10%
Pitney Bowes Inc.	7,884	149,560
Xerox Corp.	58,319	451,972

		601,532
OFFICE FURNISHINGS—0.02%
Herman Miller Inc.	2,433	51,385
HNI Corp.	1,564	42,431

		93,816
OIL & GAS—8.75%
Anadarko Petroleum Corp.	20,953	1,691,326
Apache Corp.	16,111	1,593,056
Atwood Oceanics Inc.(a)(b)	2,386	109,708
Berry Petroleum Co. Class A	2,167	97,537
Bill Barrett Corp.(a)	1,803	49,799
Cabot Oil & Gas Corp.	8,766	279,635
Carrizo Oil & Gas Inc.(a)(b)	1,472	35,755
Chesapeake Energy Corp.	27,714	585,597
Chevron Corp.	84,379	8,697,787
Cimarex Energy Co.	3,594	209,818
Cobalt International Energy Inc.(a)(b)	6,410	128,456
Comstock Resources Inc.(a)	1,998	24,056
Concho Resources Inc.(a)	4,371	466,211
ConocoPhillips	51,994	3,546,511
Continental Resources Inc.(a)(b)	2,435	196,456
CVR Energy Inc.(a)	3,632	90,582
Denbury Resources Inc.(a)	16,972	320,092
Devon Energy Corp.	16,538	1,055,290
Diamond Offshore Drilling Inc.	2,759	171,886
Energen Corp.	3,052	147,015

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2012

EOG Resources Inc.	11,293	1,198,639
EQT Corp.	6,270	316,760
EXCO Resources Inc.	6,362	50,005
Exxon Mobil Corp.	201,774	16,896,555
Forest Oil Corp.(a)	4,794	62,322
Helmerich & Payne Inc.	4,146	255,850
Hess Corp.	12,859	723,962
HollyFrontier Corp.	8,173	239,796
Marathon Oil Corp.	29,881	937,965
Marathon Petroleum Corp.	14,937	570,892
McMoRan Exploration Co.(a)	4,525	53,078
Murphy Oil Corp.	8,163	486,515
Nabors Industries Ltd.(a)	12,127	225,805
Newfield Exploration Co.(a)	5,600	211,736
Noble Corp.(a)	11,026	384,146
Noble Energy Inc.	7,414	746,367
Oasis Petroleum Inc.(a)	2,940	99,196
Occidental Petroleum Corp.	34,084	3,400,561
Parker Drilling Co.(a)(b)	4,891	31,792
Patterson-UTI Energy Inc.	6,515	122,938
Pioneer Natural Resources Co.	5,123	508,714
Plains Exploration & Production Co.(a)	5,943	224,170
QEP Resources Inc.	7,463	213,740
Quicksilver Resources Inc.(a)(b)	5,040	25,250
Range Resources Corp.	6,800	391,136
Rosetta Resources Inc.(a)(b)	2,228	106,922
Rowan Companies Inc.(a)	5,323	181,035
SandRidge Energy Inc.(a)(b)	16,181	125,888
SM Energy Co.	2,685	194,877
Southwestern Energy Co.(a)	14,553	453,180
Sunoco Inc.	4,511	173,042
Swift Energy Co.(a)	1,781	59,040
Tesoro Corp.(a)	6,042	151,231
Transocean Ltd.	13,455	636,421
Ultra Petroleum Corp.(a)	6,410	154,032
Unit Corp.(a)	2,032	91,948
Valero Energy Corp.	23,959	574,776
Whiting Petroleum Corp.(a)	4,938	247,344
WPX Energy Inc.(a)	8,177	134,757

		51,158,956
OIL & GAS SERVICES—1.89%
Baker Hughes Inc.	18,274	897,802
Cameron International Corp.(a)	10,237	544,608
CARBO Ceramics Inc.(b)	843	81,982
Complete Production Services Inc.(a)	3,325	112,053
Core Laboratories NV	1,965	208,742
Dresser-Rand Group Inc.(a)(b)	3,176	162,707
Dril-Quip Inc.(a)(b)	1,521	100,340
Exterran Holdings Inc.(a)	2,651	24,601
FMC Technologies Inc.(a)(b)	10,094	515,904
Halliburton Co.	38,695	1,423,202
Helix Energy Solutions Group Inc.(a)(b)	4,213	69,304
Key Energy Services Inc.(a)	6,348	91,919
Lufkin Industries Inc.	1,284	96,582
National Oilwell Varco Inc.	17,790	1,316,104
Oceaneering International Inc.	4,544	220,793
Oil States International Inc.(a)	2,161	172,210
Schlumberger Ltd.	56,796	4,269,355
SEACOR Holdings Inc.(a)	918	84,025
Superior Energy Services Inc.(a)(b)	3,349	95,480
Tetra Technologies Inc.(a)(b)	3,226	30,131
Weatherford International Ltd.(a)	31,478	526,942

		11,044,786

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2012

PACKAGING & CONTAINERS—0.29%
Ball Corp.	6,899	270,855
Bemis Co. Inc.	4,356	136,256
Crown Holdings Inc.(a)	6,375	229,946
Greif Inc. Class A	1,024	49,613
Owens-Illinois Inc.(a)	6,959	167,364
Packaging Corp. of America	4,319	121,537
Rock-Tenn Co. Class A	3,003	185,765
Sealed Air Corp.	8,079	161,014
Silgan Holdings Inc.	1,977	82,164
Sonoco Products Co.	4,226	132,274
Temple-Inland Inc.	4,530	144,462

		1,681,250
PHARMACEUTICALS—6.23%
Abbott Laboratories	65,519	3,547,854
Alkermes PLC(a)	4,091	76,952
Allergan Inc.	12,940	1,137,555
AmerisourceBergen Corp.	11,364	442,855
Auxilium Pharmaceuticals Inc.(a)	2,027	40,276
BioMarin Pharmaceutical Inc.(a)	4,818	171,858
Bristol-Myers Squibb Co.	72,308	2,331,210
Cardinal Health Inc.	14,492	623,591
Catalyst Health Solutions Inc.(a)(b)	1,824	99,882
DENTSPLY International Inc.	5,959	224,893
Eli Lilly and Co.	41,323	1,642,176
Endo Pharmaceuticals Holdings Inc.(a)	4,912	182,579
Express Scripts Inc.(a)(b)	19,045	974,342
Forest Laboratories Inc.(a)	10,772	342,334
Herbalife Ltd.(b)	4,883	282,628
Impax Laboratories Inc.(a)	2,759	52,062
Isis Pharmaceuticals Inc.(a)(b)	4,013	32,746
Johnson & Johnson	115,141	7,588,943
McKesson Corp.	10,358	846,456
Mead Johnson Nutrition Co. Class A	8,598	637,026
Medco Health Solutions Inc.(a)	16,218	1,005,840
Medicis Pharmaceutical Corp. Class A	2,656	87,887
Medivation Inc.(a)(b)	1,476	81,785
Merck & Co. Inc.	129,375	4,949,888
Mylan Inc.(a)	17,984	373,168
Nektar Therapeutics(a)(b)	4,766	29,788
Omnicare Inc.	4,798	157,518
Onyx Pharmaceuticals Inc.(a)(b)	2,691	110,170
Par Pharmaceutical Companies Inc.(a)	1,515	54,707
Patterson Companies Inc.	4,138	133,285
Perrigo Co.	3,567	341,005
Pfizer Inc.	323,575	6,924,505
Questcor Pharmaceuticals Inc.(a)(b)	2,446	86,662
Salix Pharmaceuticals Ltd.(a)	2,237	107,823
Theravance Inc.(a)(b)	3,268	57,974
VCA Antech Inc.(a)	3,629	81,217
ViroPharma Inc.(a)	2,977	88,685
Warner Chilcott PLC Class A(a)	7,384	124,568
Watson Pharmaceuticals Inc.(a)	5,371	314,902

		36,389,595

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2012

PIPELINES—0.50%
El Paso Corp.	32,203	865,295
Kinder Morgan Inc.(b)	4,679	151,927
ONEOK Inc.	4,082	339,459
Spectra Energy Corp.	27,241	857,819
Williams Companies Inc. (The)	24,593	708,770

		2,923,270
REAL ESTATE—0.13%
Brookfield Office Properties Inc.	10,921	189,043
CBRE Group Inc. Class A(a)	12,401	239,339
Forest City Enterprises Inc. Class A(a)	5,609	73,646
Howard Hughes Corp. (The)(a)	1,057	54,774
Jones Lang LaSalle Inc.	1,837	144,682
St. Joe Co. (The)(a)(b)	3,837	61,277

		762,761
REAL ESTATE INVESTMENT TRUSTS—3.16%
Alexandria Real Estate Equities Inc.	2,611	189,063
American Campus Communities Inc.	2,929	125,361
American Capital Agency Corp.	9,304	272,793
American Tower Corp.	16,540	1,050,455
Annaly Capital Management Inc.	40,764	686,466
Apartment Investment and Management Co. Class A	5,113	125,575
AvalonBay Communities Inc.	3,969	539,824
BioMed Realty Trust Inc.	6,471	120,166
Boston Properties Inc.	6,120	636,786
Brandywine Realty Trust	5,667	60,297
BRE Properties Inc. Class A	3,153	163,388
Camden Property Trust	3,001	193,565
CBL & Associates Properties Inc.	5,909	102,639
Chimera Investment Corp.	43,286	131,589
Colonial Properties Trust	3,658	78,208
CommonWealth REIT	3,508	69,002
Corporate Office Properties Trust	3,015	73,053
DCT Industrial Trust Inc.	10,246	56,558
DDR Corp.	9,588	132,890
DiamondRock Hospitality Co.	7,125	75,098
Digital Realty Trust Inc.	4,428	313,768
Douglas Emmett Inc.	5,399	112,893
Duke Realty Corp.	10,648	142,577
DuPont Fabros Technology Inc.(b)	2,620	66,810
EastGroup Properties Inc.	1,141	54,198
Entertainment Properties Trust	1,953	86,850
Equity Lifestyle Properties Inc.	1,648	115,591
Equity Residential	12,388	737,705
Essex Property Trust Inc.	1,426	205,344
Extra Space Storage Inc.	3,986	104,912
Federal Realty Investment Trust	2,622	247,674
Franklin Street Properties Corp.	3,114	31,732
General Growth Properties Inc.	16,225	256,031
Hatteras Financial Corp.	3,153	87,527
HCP Inc.	17,084	718,041
Health Care REIT Inc.	8,011	458,309
Healthcare Realty Trust Inc.	3,262	68,730
Highwoods Properties Inc.(b)	2,916	96,490
Home Properties Inc.	2,038	121,424
Hospitality Properties Trust	5,203	126,069
Host Hotels & Resorts Inc.	29,689	487,493
Invesco Mortgage Capital Inc.	4,836	75,828

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2012

Kilroy Realty Corp.	2,452	102,077
Kimco Realty Corp.	17,147	312,933
LaSalle Hotel Properties(b)	3,567	96,487
Lexington Realty Trust(b)	5,777	49,682
Liberty Property Trust(b)	4,833	160,891
Macerich Co. (The)(b)	5,569	302,397
Mack-Cali Realty Corp.	3,660	105,262
MFA Financial Inc.	15,061	110,548
Mid-America Apartment Communities Inc.	1,557	99,523
National Retail Properties Inc.	4,037	109,039
Omega Healthcare Investors Inc.	4,326	90,154
Piedmont Office Realty Trust Inc. Class A	7,288	134,974
Plum Creek Timber Co. Inc.(b)	6,866	266,264
Post Properties Inc.	2,116	94,564
Potlatch Corp.	1,689	51,548
Prologis Inc.	19,305	612,162
Public Storage	5,928	823,162
Rayonier Inc.(b)	5,130	234,595
Realty Income Corp.(b)	5,616	204,422
Redwood Trust Inc.	2,999	35,238
Regency Centers Corp.	3,793	156,727
Rouse Properties Inc.(a)	612	7,564
Senior Housing Properties Trust	6,855	155,471
Simon Property Group Inc.	12,319	1,673,659
SL Green Realty Corp.	3,593	264,193
Starwood Property Trust Inc.	3,944	77,697
Sunstone Hotel Investors Inc.(a)(b)	4,921	45,716
Tanger Factory Outlet Centers Inc.	3,629	107,056
Taubman Centers Inc.	2,408	161,408
UDR Inc.	9,243	240,503
Ventas Inc.	12,125	707,009
Vornado Realty Trust	7,747	626,577
Washington Real Estate Investment Trust	2,772	82,606
Weingarten Realty Investors	5,114	124,117
Weyerhaeuser Co.	22,530	451,051

		18,476,048
RETAIL—6.16%
Abercrombie & Fitch Co. Class A	3,720	170,897
Advance Auto Parts Inc.	3,107	238,120
Aeropostale Inc.(a)(b)	3,368	55,134
American Eagle Outfitters Inc.	8,261	116,397
ANN INC.(a)	2,164	52,499
Ascena Retail Group Inc.(a)	2,688	95,074
AutoNation Inc.(a)(b)	1,479	52,889
AutoZone Inc.(a)	1,263	439,372
Bed Bath & Beyond Inc.(a)	10,291	624,664
Best Buy Co. Inc.	12,468	298,609
Big Lots Inc.(a)	2,765	109,190
Bob Evans Farms Inc.	1,288	45,505
Brinker International Inc.	3,358	86,804
Buckle Inc. (The)	1,146	50,000
CarMax Inc.(a)	9,527	289,907
Casey’s General Stores Inc.	1,589	80,944
Cash America International Inc.	1,238	54,299
Cato Corp. (The) Class A	1,165	31,234
CEC Entertainment Inc.	826	29,050
Cheesecake Factory Inc. (The)(a)(b)	2,252	66,614
Chico’s FAS Inc.	7,378	84,404
Children’s Place Retail Stores Inc. (The)(a)	1,082	53,981
Chipotle Mexican Grill Inc.(a)(b)	1,311	481,517
Coinstar Inc.(a)(b)	1,292	64,251

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2012

Collective Brands Inc.(a)	2,603	43,366
Copart Inc.(a)(b)	2,450	115,248
Costco Wholesale Corp.	18,237	1,500,358
Cracker Barrel Old Country Store Inc.	974	51,106
CVS Caremark Corp.	56,599	2,363,008
Darden Restaurants Inc.	5,529	253,615
Dick’s Sporting Goods Inc.	4,027	165,953
Dillard’s Inc. Class A	1,475	65,269
Dollar General Corp.(a)(b)	5,174	220,464
Dollar Tree Inc.(a)	5,151	436,856
Domino’s Pizza Inc.(a)	2,312	75,487
EZCORP Inc. Class A NVS(a)	1,833	49,161
Family Dollar Stores Inc.	4,647	259,303
Foot Locker Inc.	6,531	171,373
GameStop Corp. Class A(a)(b)	5,864	136,983
Gap Inc. (The)	10,769	204,396
Genesco Inc.(a)	991	60,520
Group 1 Automotive Inc.	982	52,380
Guess? Inc.	2,715	81,450
Home Depot Inc. (The)	64,879	2,879,979
HSN Inc.	1,734	61,886
J.C. Penney Co. Inc.	6,291	261,391
Jack in the Box Inc.(a)	1,927	40,852
Kohl’s Corp.	10,686	491,449
Limited Brands Inc.	10,709	448,279
Lowe’s Companies Inc.	53,041	1,423,090
Macy’s Inc.	17,911	603,422
McDonald’s Corp.	43,432	4,301,940
Men’s Wearhouse Inc. (The)	2,173	74,947
MSC Industrial Direct Co. Inc. Class A	1,944	147,783
Nordstrom Inc.	6,972	344,277
Nu Skin Enterprises Inc. Class A	2,482	123,976
O’Reilly Automotive Inc.(a)	5,400	440,154
Office Depot Inc.(a)	11,823	32,277
P.F. Chang’s China Bistro Inc.	943	30,704
Panera Bread Co. Class A(a)(b)	1,183	175,380
Papa John’s International Inc.(a)	840	32,542
PetSmart Inc.	4,781	254,445
Pier 1 Imports Inc.(a)(b)	4,624	71,903
PVH Corp.	2,599	200,617
RadioShack Corp.	4,177	29,991
Regis Corp.	2,439	41,804
Rite Aid Corp.(a)	25,622	35,615
Ross Stores Inc.	9,934	504,846
Saks Inc.(a)(b)	4,662	46,527
Sally Beauty Holdings Inc.(a)	5,074	104,626
Sears Holdings Corp.(a)(b)	1,954	82,361
Signet Jewelers Ltd.	3,665	167,051
Staples Inc.	29,989	438,739
Starbucks Corp.	31,281	1,499,298
Target Corp.	25,746	1,308,154
Tiffany & Co.	5,370	342,606
TJX Companies Inc. (The)	15,865	1,081,041
Tractor Supply Co.	3,012	243,279
Ulta Salon, Cosmetics & Fragrance Inc.(a)	2,081	158,614
Urban Outfitters Inc.(a)	5,096	135,044
Wal-Mart Stores Inc.	74,546	4,574,142
Walgreen Co.	36,936	1,232,185
Wendy’s Co. (The)	13,023	61,078
Williams-Sonoma Inc.	3,980	142,723
World Fuel Services Corp.	2,990	135,686
Yum! Brands Inc.	19,663	1,245,258

		36,029,612

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2012

SAVINGS & LOANS—0.16%
Astoria Financial Corp.	3,806	31,704
Capitol Federal Financial Inc.	7,064	81,589
First Niagara Financial Group Inc.	12,466	119,300
Hudson City Bancorp Inc.	20,563	138,389
New York Community Bancorp Inc.	18,366	233,065
People’s United Financial Inc.	15,227	187,749
Provident Financial Services Inc.	2,393	33,119
TFS Financial Corp.(a)	3,914	35,226
Washington Federal Inc.	4,615	72,732

		932,873
SEMICONDUCTORS—3.35%
Advanced Micro Devices Inc.(a)	24,161	162,120
Altera Corp.	13,625	542,139
Analog Devices Inc.	12,515	489,712
Applied Materials Inc.	55,580	682,522
Atmel Corp.(a)	18,255	177,256
ATMI Inc.(a)	1,323	30,932
Broadcom Corp. Class A(a)	20,389	700,158
Cabot Microelectronics Corp.(a)(b)	977	49,260
Cavium Inc.(a)	2,039	65,533
Cree Inc.(a)	4,883	124,175
Cypress Semiconductor Corp.(a)	6,538	112,421
Emulex Corp.(a)	3,728	38,920
Fairchild Semiconductor International Inc.(a)	5,363	74,975
First Solar Inc.(a)(b)	2,363	99,908
GT Advanced Technologies Inc.(a)(b)	5,308	45,755
Hittite Microwave Corp.(a)(b)	1,185	65,199
Integrated Device Technology Inc.(a)	6,118	38,788
Intel Corp.	214,337	5,662,784
International Rectifier Corp.(a)	2,906	66,257
Intersil Corp. Class A	5,331	60,027
KLA-Tencor Corp.	7,082	362,103
Lam Research Corp.(a)	5,142	218,998
Linear Technology Corp.	9,082	302,612
LSI Corp.(a)	24,153	182,838
Marvell Technology Group Ltd.(a)	21,672	336,566
Maxim Integrated Products Inc.	12,441	333,916
MEMC Electronic Materials Inc.(a)	9,674	44,210
Microchip Technology Inc.	8,045	296,941
Micron Technology Inc.(a)(b)	36,481	276,891
Microsemi Corp.(a)	3,652	72,237
NetLogic Microsystems Inc.(a)(b)	2,913	145,067
Novellus Systems Inc.(a)	2,933	138,291
NVIDIA Corp.(a)	25,110	370,875
OmniVision Technologies Inc.(a)(b)	2,498	33,248
ON Semiconductor Corp.(a)	18,724	162,899
PMC-Sierra Inc.(a)	9,900	64,350
QLogic Corp.(a)	4,352	75,377
QUALCOMM Inc.	70,707	4,158,986
Rambus Inc.(a)(b)	4,368	31,843
Rovi Corp.(a)	4,688	150,438
Semtech Corp.(a)	2,761	78,689
Silicon Laboratories Inc.(a)(b)	1,748	76,632
Skyworks Solutions Inc.(a)	7,816	168,669
Teradyne Inc.(a)	7,852	128,380
Tessera Technologies Inc.(a)	2,122	42,016
Texas Instruments Inc.	48,082	1,556,895
TriQuint Semiconductor Inc.(a)	6,971	41,756
Veeco Instruments Inc.(a)(b)	1,607	39,227
Xilinx Inc.	11,190	401,161

		19,580,952

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2012

SHIPBUILDING—0.01%
Huntington Ingalls Industries Inc.(a)	1,937	72,986

		72,986
SOFTWARE—4.01%
ACI Worldwide Inc.(a)(b)	1,385	42,076
Activision Blizzard Inc.	17,855	220,331
Acxiom Corp.(a)	3,440	47,197
Adobe Systems Inc.(a)	20,775	642,986
Advent Software Inc.(a)	1,378	36,172
Akamai Technologies Inc.(a)	7,776	250,776
Allscripts Healthcare Solutions Inc.(a)	7,861	150,302
ANSYS Inc.(a)(b)	3,879	234,641
Ariba Inc.(a)	4,119	112,449
Aspen Technology Inc.(a)	3,977	71,626
athenahealth Inc.(a)(b)	1,483	86,281
Autodesk Inc.(a)	9,670	348,120
BMC Software Inc.(a)	7,183	260,312
Broadridge Financial Solutions Inc.	5,202	124,692
CA Inc.	15,626	402,838
Cerner Corp.(a)(b)	6,031	367,228
Check Point Software Technologies Ltd.(a)(b)	7,089	399,040
Citrix Systems Inc.(a)	7,893	514,703
CommVault Systems Inc.(a)(b)	1,743	81,921
Compuware Corp.(a)	9,252	72,536
Concur Technologies Inc.(a)	1,963	102,763
CSG Systems International Inc.(a)(b)	1,454	23,657
Dun & Bradstreet Corp. (The)	2,076	171,914
Electronic Arts Inc.(a)	14,102	261,874
Fair Isaac Corp.	1,614	58,491
Fidelity National Information Services Inc.	10,987	313,789
Fiserv Inc.(a)	5,971	375,516
Informatica Corp.(a)	4,462	188,743
Intuit Inc.	11,478	647,818
JDA Software Group Inc.(a)	1,796	52,928
ManTech International Corp. Class A	969	34,060
Microsoft Corp.	314,578	9,289,488
MSCI Inc. Class A(a)	5,060	164,855
Nuance Communications Inc.(a)(b)	9,703	276,730
Oracle Corp.	163,707	4,616,537
Parametric Technology Corp.(a)	4,956	124,742
Progress Software Corp.(a)(b)	2,666	62,198
QLIK Technologies Inc.(a)	3,168	89,338
Quality Systems Inc.	1,572	63,760
Quest Software Inc.(a)	2,494	50,753
Red Hat Inc.(a)	8,143	377,591
Salesforce.com Inc.(a)(b)	5,146	601,053
SolarWinds Inc.(a)(b)	2,422	76,559
Solera Holdings Inc.	2,964	141,590
SuccessFactors Inc.(a)	3,705	147,459
Take-Two Interactive Software Inc.(a)	3,640	56,784
Ultimate Software Group Inc. (The)(a)	1,093	72,892
VeriFone Systems Inc.(a)(b)	4,372	186,684
VMware Inc. Class A(a)	3,548	323,826

		23,420,619

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2012

TELECOMMUNICATIONS—4.08%
Acme Packet Inc.(a)(b)	2,284	66,761
ADTRAN Inc.	2,711	93,882
Amdocs Ltd.(a)	8,143	239,730
Anixter International Inc.(a)	1,292	84,639
ARRIS Group Inc.(a)	4,993	58,318
Aruba Networks Inc.(a)(b)	3,752	83,219
AT&T Inc.	250,080	7,354,853
CenturyLink Inc.	25,821	956,152
Ciena Corp.(a)(b)	4,014	58,404
Cincinnati Bell Inc.(a)	8,274	28,545
Cisco Systems Inc.	226,284	4,441,955
Comtech Telecommunications Corp.	974	30,058
Corning Inc.	65,812	847,000
Crown Castle International Corp.(a)(b)	10,238	496,338
Finisar Corp.(a)(b)	3,789	76,765
Frontier Communications Corp.	42,080	180,102
Harmonic Inc.(a)	4,794	28,141
Harris Corp.	4,886	200,326
InterDigital Inc.(b)	1,908	71,207
IPG Photonics Corp.(a)(b)	1,137	60,022
JDS Uniphase Corp.(a)	9,649	122,446
Juniper Networks Inc.(a)	22,203	464,709
Leap Wireless International Inc.(a)	2,550	21,828
Level 3 Communications Inc.(a)	6,660	123,543
MetroPCS Communications Inc.(a)	13,510	119,428
Motorola Mobility Holdings Inc.(a)	12,374	478,008
Motorola Solutions Inc.	12,048	559,148
NeuStar Inc. Class A(a)	2,716	99,161
NII Holdings Inc.(a)	7,212	145,033
Plantronics Inc.	1,954	72,767
Polycom Inc.(a)	7,438	148,388
RF Micro Devices Inc.(a)	11,584	57,804
SBA Communications Corp. Class A(a)	4,698	214,793
Sonus Networks Inc.(a)	8,886	22,926
Sprint Nextel Corp.(a)	126,222	267,591
Telephone & Data Systems Inc.	4,248	111,727
Tellabs Inc.	13,912	52,866
tw telecom inc.(a)(b)	6,395	128,859
United States Cellular Corp.(a)	627	28,760
Verizon Communications Inc.	118,986	4,481,013
ViaSat Inc.(a)(b)	1,767	84,003
Virgin Media Inc.	12,703	302,840
Windstream Corp.	24,332	293,687

		23,857,745
TEXTILES—0.06%
Cintas Corp.	4,742	175,691
G&K Services Inc. Class A	792	26,025
Mohawk Industries Inc.(a)	2,329	142,442

		344,158
TOYS, GAMES & HOBBIES—0.11%
Hasbro Inc.	5,086	177,552
Mattel Inc.	14,296	443,176

		620,728
TRANSPORTATION—1.80%
Alexander & Baldwin Inc.	1,726	81,640

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2012

Arkansas Best Corp.	1,050	19,026
Bristow Group Inc.	1,449	71,088
C.H. Robinson Worldwide Inc.	6,903	475,202
Con-way Inc.	2,303	73,097
CSX Corp.	44,173	996,101
Expeditors International of Washington Inc.	8,956	399,885
FedEx Corp.	12,371	1,131,823
Forward Air Corp.	1,235	43,225
Genesee & Wyoming Inc. Class A(a)	1,687	104,763
Heartland Express Inc.	2,283	33,834
Hub Group Inc. Class A(a)	1,556	53,262
J.B. Hunt Transport Services Inc.	4,091	208,927
Kansas City Southern Industries Inc.(a)	4,631	317,872
Kirby Corp.(a)(b)	2,348	156,776
Knight Transportation Inc.	2,367	41,683
Landstar System Inc.	1,994	101,993
Norfolk Southern Corp.	14,141	1,020,980
Old Dominion Freight Line Inc.(a)(b)	2,288	97,515
Ryder System Inc.	2,159	121,509
Teekay Corp.	1,777	48,725
Tidewater Inc.	2,176	117,178
Union Pacific Corp.	20,330	2,323,922
United Parcel Service Inc. Class B	31,002	2,345,301
UTi Worldwide Inc.	4,313	64,221
Werner Enterprises Inc.	2,185	57,094

		10,506,642
TRUCKING & LEASING—0.01%
GATX Corp.	1,963	84,291

		84,291
WATER—0.07%
American Water Works Co. Inc.	7,335	247,409
Aqua America Inc.	5,849	129,029
California Water Service Group	1,746	32,214

		408,652

TOTAL COMMON STOCKS
(Cost: $561,757,215)		583,321,095

SHORT-TERM INVESTMENTS—2.47%

MONEY MARKET FUNDS—2.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	12,948,152	12,948,152
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	992,914	992,914
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	504,335	504,335

		14,445,401

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,445,401)	14,445,401

TOTAL INVESTMENTS IN SECURITIES—102.28%
(Cost: $576,202,616)	597,766,496
Other Assets, Less Liabilities—(2.28)%	(13,315,230)

NET ASSETS—100.00%	$584,451,266

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.84%

ADVANCED MATERIALS/PRODUCTS—3.40%
Ceradyne Inc.(a)(b)	42,697	$1,412,844
Hexcel Corp.(a)(b)	91,813	2,301,752

		3,714,596
AEROSPACE/DEFENSE—44.20%
AeroVironment Inc.(a)(b)	34,985	975,032
Boeing Co. (The)	118,248	8,771,637
Cubic Corp.	28,834	1,333,284
Esterline Technologies Corp.(a)(b)	35,125	2,147,894
General Dynamics Corp.	88,879	6,146,872
Lockheed Martin Corp.	75,680	6,229,977
Northrop Grumman Corp.	87,024	5,051,743
Raytheon Co.	115,427	5,539,342
Rockwell Collins Inc.	73,563	4,258,562
Spirit AeroSystems Holdings Inc. Class A(a)(b)	111,463	2,534,669
Teledyne Technologies Inc.(a)(b)	37,745	2,142,406
TransDigm Group Inc.(a)	30,555	3,193,914

		48,325,332
AEROSPACE/DEFENSE - EQUIPMENT—30.29%
AAR Corp.	73,126	1,549,540
Alliant Techsystems Inc.	35,117	2,086,301
BE Aerospace Inc.(a)	70,744	2,985,397
Curtiss-Wright Corp.	54,655	2,041,911
Exelis Inc.	209,336	2,091,266
Goodrich Corp.	41,900	5,227,025
HEICO Corp. Class A	43,570	1,679,623
Moog Inc. Class A(a)(b)	45,848	1,954,042
Orbital Sciences Corp.(a)(b)	95,530	1,384,230
Triumph Group Inc.	37,635	2,354,822
United Technologies Corp.	124,526	9,756,612

		33,110,769
DIVERSIFIED MANUFACTURING OPERATIONS—4.01%
Textron Inc.	172,244	4,388,777

		4,388,777
ELECTRONIC MEASURING INSTRUMENTS—2.61%
FLIR Systems Inc.	110,706	2,850,679

		2,850,679
ELECTRONICS - MILITARY—3.58%
L-3 Communications Holdings Inc.	55,382	3,917,723

		3,917,723
ENTERPRISE SOFTWARE/SERVICES—1.24%
ManTech International Corp. Class A	38,524	1,354,118

		1,354,118

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

January 31, 2012

FIREARMS & AMMUNITION—1.32%
Sturm, Ruger & Co. Inc.	36,302	1,439,374

		1,439,374
METAL PROCESSORS & FABRICATORS—7.27%
Precision Castparts Corp.	39,208	6,417,566
RBC Bearings Inc.(a)(b)	33,705	1,526,162

		7,943,728
SHIPBUILDING—1.92%
Huntington Ingalls Industries Inc.(a)	55,779	2,101,753

		2,101,753

TOTAL COMMON STOCKS
(Cost: $126,108,884)		109,146,849

SHORT-TERM INVESTMENTS—11.24%

MONEY MARKET FUNDS—11.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	11,296,906	11,296,906
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	866,290	866,290
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	127,379	127,379

		12,290,575

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,290,575)		12,290,575

TOTAL INVESTMENTS IN SECURITIES—111.08%
(Cost: $138,399,459)		121,437,424
Other Assets, Less Liabilities—(11.08)%		(12,110,789)

NET ASSETS—100.00%		$109,326,635

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.91%

CHEMICALS—58.39%
A. Schulman Inc.	35,267	$864,042
Air Products and Chemicals Inc.	238,608	21,004,662
Airgas Inc.	78,375	6,186,139
Albemarle Corp.	106,671	6,860,012
Ashland Inc.	85,313	5,379,838
Cabot Corp.	72,099	2,609,984
Celanese Corp. Series A	188,283	9,171,265
CF Industries Holdings Inc.	85,389	15,146,301
Chemtura Corp.(a)(b)	115,704	1,625,641
Cytec Industries Inc.	59,692	2,976,243
Dow Chemical Co. (The)	1,409,946	47,247,290
E.I. du Pont de Nemours and Co.	1,120,639	57,029,319
Eastman Chemical Co.	155,676	7,833,616
Ecolab Inc.	325,383	19,666,149
FMC Corp.	84,630	7,843,508
H.B. Fuller Co.	59,298	1,697,109
Huntsman Corp.	231,223	2,943,469
International Flavors & Fragrances Inc.	96,496	5,385,442
Intrepid Potash Inc.(a)(b)	62,865	1,501,845
LyondellBasell Industries NV Class A	407,880	17,579,628
Minerals Technologies Inc.	21,193	1,344,696
Mosaic Co. (The)	367,620	20,575,691
NewMarket Corp.(b)	11,259	2,434,083
Olin Corp.	85,606	1,900,453
OM Group Inc.(a)(b)	38,778	1,052,047
PPG Industries Inc.	185,575	16,623,808
Praxair Inc.	364,850	38,747,070
Rockwood Holdings Inc.(a)	82,996	4,191,298
RPM International Inc.	157,721	3,947,757
Sensient Technologies Corp.	59,983	2,376,526
Sigma-Aldrich Corp.	124,045	8,440,022
Solutia Inc.(a)	145,729	4,007,547
W.R. Grace & Co.(a)	74,105	3,967,582

		350,160,082
COAL—5.99%
Alpha Natural Resources Inc.(a)	270,273	5,437,893
Arch Coal Inc.	256,341	3,699,001
CONSOL Energy Inc.	271,247	9,694,368
Patriot Coal Corp.(a)(b)	109,537	832,481
Peabody Energy Corp.	325,195	11,085,897
Walter Energy Inc.	75,034	5,187,100

		35,936,740
ENVIRONMENTAL CONTROL—0.18%
Calgon Carbon Corp.(a)(b)	67,159	1,097,378

		1,097,378
FOREST PRODUCTS & PAPER—3.37%
AbitibiBowater Inc.(a)(b)	88,583	1,283,567
Domtar Corp.	43,839	3,786,813
International Paper Co.	485,542	15,119,778

		20,190,158

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

January 31, 2012

HOUSEHOLD PRODUCTS & WARES—0.58%
Avery Dennison Corp.	128,566	3,490,567

		3,490,567
IRON & STEEL—8.94%
AK Steel Holding Corp.	131,122	1,237,792
Allegheny Technologies Inc.	127,800	5,800,842
Carpenter Technology Corp.	53,069	2,785,061
Cliffs Natural Resources Inc.	171,865	12,417,246
Commercial Metals Co.	138,633	1,987,997
Nucor Corp.	342,422	15,234,355
Reliance Steel & Aluminum Co.	89,205	4,745,706
Steel Dynamics Inc.	262,510	4,187,035
United States Steel Corp.(b)	172,302	5,201,797

		53,597,831
MANUFACTURING—0.31%
Polypore International Inc.(a)(b)	48,475	1,845,928

		1,845,928
METAL FABRICATE & HARDWARE—0.35%
RTI International Metals Inc.(a)(b)	36,002	906,171
Worthington Industries Inc.	64,381	1,185,254

		2,091,425
MINING—21.80%
Alcoa Inc.	1,277,096	12,975,295
Allied Nevada Gold Corp.(a)(b)	98,372	3,534,506
Coeur d’Alene Mines Corp.(a)(b)	107,915	2,984,929
Compass Minerals International Inc.	39,265	2,869,094
Freeport-McMoRan Copper & Gold Inc.	1,130,698	52,249,555
Hecla Mining Co.	335,017	1,762,189
Kaiser Aluminum Corp.	20,049	990,020
Molycorp Inc.(a)(b)	73,489	2,276,689
Newmont Mining Corp.	581,000	35,719,880
Royal Gold Inc.	65,325	4,973,845
Southern Copper Corp.	204,302	7,087,236
Stillwater Mining Co.(a)(b)	138,308	1,781,407
Titanium Metals Corp.	100,886	1,551,627

		130,756,272

TOTAL COMMON STOCKS
(Cost: $738,423,773)		599,166,381

SHORT-TERM INVESTMENTS—4.16%

MONEY MARKET FUNDS—4.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	22,145,513	22,145,513
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	1,698,203	1,698,203
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	1,098,843	1,098,843

		24,942,559

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

January 31, 2012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,942,559)	24,942,559

TOTAL INVESTMENTS IN SECURITIES—104.07%
(Cost: $763,366,332)	624,108,940
Other Assets, Less Liabilities—(4.07)%	(24,407,703)

NET ASSETS—100.00%	$599,701,237

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.92%

DIVERSIFIED BANKING INSTITUTIONS—16.65%
Goldman Sachs Group Inc. (The)	45,621	$5,085,373
Morgan Stanley	241,961	4,512,573

		9,597,946
FINANCE - INVESTMENT BANKER/BROKER—48.01%
Charles Schwab Corp. (The)	280,599	3,268,978
E*TRADE Financial Corp.(a)	238,437	1,952,799
GFI Group Inc.	277,015	1,282,579
Greenhill & Co. Inc.(b)	43,676	2,033,554
Interactive Brokers Group Inc. Class A	95,530	1,444,414
Investment Technology Group Inc.(a)(b)	119,686	1,357,239
Jefferies Group Inc.(b)	157,144	2,390,160
KBW Inc.	90,001	1,559,717
Knight Capital Group Inc. Class A(a)(b)	139,638	1,813,898
LPL Investment Holdings Inc.(a)(b)	59,035	1,939,300
Piper Jaffray Companies Inc.(a)(b)	60,431	1,344,590
Raymond James Financial Inc.	75,579	2,645,265
Stifel Financial Corp.(a)(b)	61,977	2,234,891
TD Ameritrade Holding Corp.	149,652	2,410,894

		27,678,278
FINANCE - OTHER SERVICES—28.88%
BGC Partners Inc. Class A	229,096	1,434,141
CBOE Holdings Inc.	80,074	2,049,094
CME Group Inc.	14,434	3,457,087
IntercontinentalExchange Inc.(a)	24,754	2,833,838
MarketAxess Holdings Inc.	57,038	1,771,030
NASDAQ OMX Group Inc. (The)(a)	94,270	2,336,010
NYSE Euronext Inc.	104,239	2,768,588

		16,649,788
INVESTMENT MANAGEMENT/ADVISORY SERVICES—6.38%
Ameriprise Financial Inc.	68,712	3,679,528

		3,679,528

TOTAL COMMON STOCKS
(Cost: $74,968,309)		57,605,540

SHORT-TERM INVESTMENTS—14.00%

MONEY MARKET FUNDS—14.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	7,473,515	7,473,515
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	573,098	573,098
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	25,049	25,049

		8,071,662

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

January 31, 2012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,071,662)	8,071,662

TOTAL INVESTMENTS IN SECURITIES—113.92%
(Cost: $83,039,971)	65,677,202
Other Assets, Less Liabilities—(13.92)%	(8,027,836)

NET ASSETS—100.00%	$57,649,366

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.76%

AGRICULTURE—16.67%
Altria Group Inc.	518,807	$14,734,119
Archer-Daniels-Midland Co.	151,884	4,348,439
Bunge Ltd.	36,678	2,100,549
Lorillard Inc.	33,638	3,612,385
Philip Morris International Inc.	437,594	32,718,903
Reynolds American Inc.	84,233	3,304,461
Universal Corp.	5,822	261,291

		61,080,147
APPAREL—6.88%
Carter’s Inc.(a)(b)	12,534	525,425
Coach Inc.	72,009	5,044,230
Crocs Inc.(a)(b)	22,205	422,339
Deckers Outdoor Corp.(a)(b)	9,581	774,624
Hanesbrands Inc.(a)(b)	24,097	592,786
Iconix Brand Group Inc.(a)(b)	18,132	333,810
Jones Group Inc. (The)	21,301	194,478
Nike Inc. Class B	93,920	9,766,741
Ralph Lauren Corp.	15,357	2,334,264
SKECHERS U.S.A. Inc. Class A(b)	9,485	115,338
Steven Madden Ltd.(a)(b)	9,706	399,305
Under Armour Inc. Class A(b)	9,801	780,356
VF Corp.	21,591	2,839,001
Warnaco Group Inc. (The)(a)(b)	10,688	622,576
Wolverine World Wide Inc.	12,005	469,275

		25,214,548
AUTO MANUFACTURERS—4.20%
Ford Motor Co.	928,602	11,533,237
General Motors Co.(a)(b)	143,882	3,456,046
Tesla Motors Inc.(a)(b)	13,545	393,753

		15,383,036
AUTO PARTS & EQUIPMENT—3.54%
BorgWarner Inc.(a)(b)	27,291	2,036,727
Cooper Tire & Rubber Co.	15,687	236,246
Dana Holding Corp.(a)(b)	36,299	539,040
Goodyear Tire & Rubber Co. (The)(b)	60,735	789,555
Johnson Controls Inc.	169,350	5,380,250
Lear Corp.	25,555	1,070,755
Tenneco Inc.(a)(b)	15,024	482,270
TRW Automotive Holdings Corp.(a)(b)	25,799	967,978
Visteon Corp.(b)	12,816	615,168
WABCO Holdings Inc.(b)	16,310	845,674

		12,963,663
BEVERAGES—20.54%
Beam Inc.	38,284	2,002,636
Brown-Forman Corp. Class A	4,625	367,549
Brown-Forman Corp. Class B NVS	22,075	1,792,711
Coca-Cola Co. (The)	520,279	35,134,441
Coca-Cola Enterprises Inc.	77,743	2,082,735

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

January 31, 2012

Constellation Brands Inc. Class A(b)	46,772	977,535
Dr Pepper Snapple Group Inc.	53,416	2,073,609
Green Mountain Coffee Roasters Inc.(a)(b)	30,169	1,609,214
Molson Coors Brewing Co. Class B NVS	38,678	1,658,899
Monster Beverage Corp.(b)	18,883	1,973,462
PepsiCo Inc.	389,491	25,577,874

		75,250,665
CHEMICALS—2.98%
Monsanto Co.	133,221	10,930,783

		10,930,783
COSMETICS & PERSONAL CARE—15.99%
Avon Products Inc.	107,329	1,907,236
Colgate-Palmolive Co.	111,507	10,115,915
Estee Lauder Companies Inc. (The) Class A	58,785	3,405,415
Procter & Gamble Co. (The)	684,545	43,153,717

		58,582,283
DISTRIBUTION & WHOLESALE—1.46%
Fossil Inc.(a)(b)	13,355	1,269,393
Genuine Parts Co.	38,783	2,473,580
LKQ Corp.(a)(b)	36,414	1,187,096
Pool Corp.	12,087	411,321

		5,341,390
ELECTRICAL COMPONENTS & EQUIPMENT—0.36%
Energizer Holdings Inc.(b)	17,313	1,335,179

		1,335,179
ELECTRONICS—0.26%
Gentex Corp.	35,646	957,808

		957,808
ENVIRONMENTAL CONTROL—0.12%
Darling International Inc.(a)(b)	28,989	442,952

		442,952
FOOD—13.80%
Campbell Soup Co.	49,472	1,568,262
ConAgra Foods Inc.	103,297	2,754,931
Corn Products International Inc.	18,935	1,050,703
Dean Foods Co.(a)(b)	45,650	491,194
Diamond Foods Inc.(a)	5,418	196,890
Flowers Foods Inc.	34,371	665,079
Fresh Del Monte Produce Inc.(a)	9,539	233,515
General Mills Inc.	150,782	6,005,647
H.J. Heinz Co.	80,167	4,156,659
Hain Celestial Group Inc.(a)(b)	9,075	350,204
Hershey Co. (The)	38,585	2,356,772
Hormel Foods Corp.	36,037	1,037,145
J.M. Smucker Co. (The)	28,499	2,245,151
Kellogg Co.	61,332	3,037,161
Kraft Foods Inc. Class A	407,917	15,623,221
Lancaster Colony Corp.	4,931	342,655
McCormick & Co. Inc. NVS	29,857	1,508,973

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

January 31, 2012

Ralcorp Holdings Inc.(b)	13,665	1,195,004
Sara Lee Corp.	145,780	2,791,687
Smithfield Foods Inc.(a)(b)	38,208	853,185
Tootsie Roll Industries Inc.(a)	6,990	169,438
TreeHouse Foods Inc.(a)(b)	8,943	505,637
Tyson Foods Inc. Class A	76,695	1,429,595

		50,568,708
HAND & MACHINE TOOLS—1.02%
Snap-on Inc.	14,455	816,852
Stanley Black & Decker Inc.	41,703	2,926,717

		3,743,569
HOME BUILDERS—1.32%
D.R. Horton Inc.	68,982	960,229
Lennar Corp. Class A	38,664	830,889
M.D.C. Holdings Inc.	9,023	178,836
NVR Inc.(b)	1,237	857,550
PulteGroup Inc.(a)(b)	83,866	624,802
Ryland Group Inc. (The)	11,009	200,364
Thor Industries Inc.	11,795	361,635
Toll Brothers Inc.(b)	37,231	812,008

		4,826,313
HOME FURNISHINGS—0.86%
Harman International Industries Inc.	17,414	734,871
Tempur-Pedic International Inc.(a)(b)	16,387	1,093,177
TiVo Inc.(a)(b)	29,910	310,466
Whirlpool Corp.	18,892	1,026,213

		3,164,727
HOUSEHOLD PRODUCTS & WARES—3.63%
Church & Dwight Co. Inc.	35,626	1,616,352
Clorox Co. (The)	33,222	2,281,022
Jarden Corp.	22,918	772,108
Kimberly-Clark Corp.	97,881	7,004,364
Scotts Miracle-Gro Co. (The) Class A	10,545	499,411
Tupperware Brands Corp.	15,064	946,622
WD-40 Co.	3,772	164,987

		13,284,866
HOUSEWARES—0.37%
Newell Rubbermaid Inc.	73,205	1,352,096

		1,352,096
LEISURE TIME—1.12%
Brunswick Corp.	22,008	469,651
Harley-Davidson Inc.	58,904	2,602,968
Polaris Industries Inc.	16,128	1,038,643

		4,111,262
MACHINERY—0.17%
Briggs & Stratton Corp.	12,335	192,550
Middleby Corp. (The)(a)(b)	4,647	446,809

		639,359

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

January 31, 2012

MANUFACTURING—0.21%
Leggett & Platt Inc.	35,516	762,173

		762,173
OFFICE FURNISHINGS—0.15%
Herman Miller Inc.	14,431	304,783
HNI Corp.	9,227	250,328

		555,111
PHARMACEUTICALS—1.49%
Herbalife Ltd.(a)	29,006	1,678,867
Mead Johnson Nutrition Co. Class A	50,951	3,774,960

		5,453,827
RETAIL—0.52%
Nu Skin Enterprises Inc. Class A	14,580	728,271
PVH Corp.	15,396	1,188,417

		1,916,688
SOFTWARE—0.87%
Activision Blizzard Inc.	105,628	1,303,449
Electronic Arts Inc.(b)	83,333	1,547,494
Take-Two Interactive Software Inc.(a)(b)	21,550	336,180

		3,187,123
TEXTILES—0.23%
Mohawk Industries Inc.(b)	13,724	839,360

		839,360
TOYS, GAMES & HOBBIES—1.00%
Hasbro Inc.	30,143	1,052,292
Mattel Inc.	84,376	2,615,656

		3,667,948

TOTAL COMMON STOCKS
(Cost: $369,678,690)		365,555,584

SHORT-TERM INVESTMENTS—3.48%

MONEY MARKET FUNDS—3.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	11,431,881	11,431,881
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	876,640	876,640
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	442,162	442,162

		12,750,683

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

January 31, 2012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,750,683)	12,750,683

TOTAL INVESTMENTS IN SECURITIES—103.24%
(Cost: $382,429,373)	378,306,267
Other Assets, Less Liabilities—(3.24)%	(11,879,750)

NET ASSETS—100.00%	$366,426,517

NVS - Non-Voting Shares

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.90%

ADVERTISING—1.11%
Interpublic Group of Companies Inc. (The)	75,795	$782,962
Lamar Advertising Co. Class A(a)	9,558	273,454
Omnicom Group Inc.	45,237	2,063,260

		3,119,676
AIRLINES—1.77%
Alaska Air Group Inc.(a)	5,908	449,776
Delta Air Lines Inc.(a)	138,582	1,462,040
JetBlue Airways Corp.(a)(b)	40,819	242,057
SkyWest Inc.	8,448	108,134
Southwest Airlines Co.	127,630	1,222,695
United Continental Holdings Inc.(a)(b)	54,236	1,252,852
US Airways Group Inc.(a)	26,434	223,103

		4,960,657
COMMERCIAL SERVICES—2.44%
Aaron’s Inc.	11,627	309,394
Apollo Group Inc. Class A(a)	19,121	1,002,132
Arbitron Inc.	4,467	159,517
Avis Budget Group Inc.(a)(b)	17,229	247,236
Career Education Corp.(a)	9,973	100,827
Chemed Corp.	3,491	195,985
DeVry Inc.	9,623	363,364
H&R Block Inc.	50,069	819,129
Hertz Global Holdings Inc.(a)	38,809	527,802
ITT Educational Services Inc.(a)(b)	4,435	292,133
Live Nation Entertainment Inc.(a)	25,898	266,231
Matthews International Corp. Class A	4,796	158,076
Morningstar Inc.	4,208	251,302
Rent-A-Center Inc.	9,662	326,769
Rollins Inc.	12,317	263,461
Service Corp. International	37,485	416,083
Sotheby’s	11,050	370,507
Strayer Education Inc.(b)	1,970	214,336
Valassis Communications Inc.(a)(b)	7,730	175,858
Weight Watchers International Inc.	4,956	377,300

		6,837,442
COMPUTERS—0.25%
IHS Inc. Class A(a)	7,825	700,181

		700,181
ENTERTAINMENT—1.39%
Bally Technologies Inc.(a)(b)	7,107	300,058
Cinemark Holdings Inc.	16,044	316,388
Dolby Laboratories Inc. Class A(a)(b)	8,716	317,001
DreamWorks Animation SKG Inc. Class A(a)(b)	11,203	198,853
International Game Technology	49,214	783,979
International Speedway Corp. Class A	4,494	115,900
Madison Square Garden Inc. Class A(a)	10,134	290,744
Marriott Vacations Worldwide Corp.(a)(b)	5,012	103,999
Penn National Gaming Inc.(a)(b)	11,117	455,130

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

January 31, 2012

Pinnacle Entertainment Inc.(a)(b)	10,101	97,980
Regal Entertainment Group Class A	12,982	161,626
Scientific Games Corp. Class A(a)(b)	9,968	111,542
Six Flags Entertainment Corp.	8,990	394,032
Vail Resorts Inc.	5,945	259,261

		3,906,493
FOOD—3.23%
Kroger Co. (The)	91,133	2,165,320
Ruddick Corp.	7,029	283,550
Safeway Inc.	55,729	1,224,923
SUPERVALU Inc.(b)	34,788	240,385
Sysco Corp.	96,626	2,909,409
United Natural Foods Inc.(a)(b)	7,955	350,418
Whole Foods Market Inc.	25,643	1,898,351

		9,072,356
INTERNET—9.21%
Amazon.com Inc.(a)	57,803	11,239,215
eBay Inc.(a)	181,650	5,740,140
Expedia Inc.	17,092	553,268
Liberty Interactive Corp. Series A(a)	93,896	1,607,499
Netflix Inc.(a)	8,578	1,031,076
OpenTable Inc.(a)(b)	3,859	185,888
Priceline.com Inc.(a)	8,163	4,322,145
Shutterfly Inc.(a)	4,933	117,011
TripAdvisor Inc.(a)	16,410	540,053
ValueClick Inc.(a)(b)	12,988	226,511
WebMD Health Corp.(a)	9,696	271,876

		25,834,682
LEISURE TIME—1.11%
Carnival Corp.	65,740	1,985,348
Life Time Fitness Inc.(a)(b)	6,598	324,226
Royal Caribbean Cruises Ltd.	22,445	610,055
WMS Industries Inc.(a)	9,154	200,381

		3,120,010
LODGING—3.82%
Choice Hotels International Inc.	5,332	193,765
Gaylord Entertainment Co.(a)(b)	6,899	193,517
Hyatt Hotels Corp. Class A(a)	6,521	277,925
Las Vegas Sands Corp.(a)	64,555	3,170,296
Marriott International Inc. Class A	47,993	1,653,359
MGM Resorts International(a)	52,919	690,593
Orient-Express Hotels Ltd. Class A(a)(b)	15,364	129,979
Starwood Hotels & Resorts Worldwide Inc.	31,993	1,735,300
Wyndham Worldwide Corp.	25,269	1,004,696
Wynn Resorts Ltd.	14,536	1,674,983

		10,724,413
MANUFACTURING—0.09%
Hillenbrand Inc.	10,289	241,277

		241,277
MEDIA—23.25%
AMC Networks Inc. Class A(a)(b)	8,131	347,682

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

January 31, 2012

Cablevision NY Group Class A	37,857	550,819
CBS Corp. Class B NVS	102,466	2,918,232
Charter Communications Inc. Class A(a)	6,184	356,446
Comcast Corp. Class A	342,732	9,113,244
Comcast Corp. Class A Special	106,599	2,717,209
CTC Media Inc.	8,766	87,835
DIRECTV Class A(a)	121,084	5,449,991
Discovery Communications Inc. Series A(a)	23,101	990,571
Discovery Communications Inc. Series C(a)	19,123	742,929
DISH Network Corp. Class A	34,080	951,514
FactSet Research Systems Inc.	6,790	599,693
Gannett Co. Inc.	39,423	558,624
John Wiley & Sons Inc. Class A	8,398	381,185
Liberty Global Inc. Series A(a)	23,386	1,072,950
Liberty Global Inc. Series C(a)(b)	20,428	902,100
Liberty Media Corp. Series A(a)	19,269	1,587,958
McGraw-Hill Companies Inc. (The)	48,111	2,213,106
Meredith Corp.(b)	5,986	188,499
New York Times Co. (The) Class A(a)(b)	21,134	157,448
News Corp. Class A NVS	297,651	5,604,768
News Corp. Class B	71,306	1,388,328
Nielsen Holdings NV(a)	11,754	340,631
Scholastic Corp.	3,964	116,978
Scripps Networks Interactive Inc. Class A	14,448	626,465
Time Warner Cable Inc.	52,334	3,858,062
Time Warner Inc.	164,156	6,083,621
Viacom Inc. Class B NVS	85,804	4,036,220
Walt Disney Co. (The)	282,745	10,998,781
Washington Post Co. (The) Class B	799	302,589

		65,244,478
PHARMACEUTICALS—2.99%
AmerisourceBergen Corp.	44,149	1,720,487
Cardinal Health Inc.	56,508	2,431,539
McKesson Corp.	40,393	3,300,916
Omnicare Inc.	18,775	616,383
VCA Antech Inc.(a)	14,105	315,670

		8,384,995
RETAIL—48.94%
Abercrombie & Fitch Co. Class A	14,474	664,936
Advance Auto Parts Inc.	12,099	927,267
Aeropostale Inc.(a)	13,247	216,853
American Eagle Outfitters Inc.	32,088	452,120
ANN INC.(a)	8,508	206,404
Ascena Retail Group Inc.(a)(b)	10,470	370,324
AutoNation Inc.(a)(b)	5,740	205,262
AutoZone Inc.(a)	4,905	1,706,351
Bed Bath & Beyond Inc.(a)	40,118	2,435,163
Best Buy Co. Inc.	48,399	1,159,156
Big Lots Inc.(a)	10,758	424,833
Bob Evans Farms Inc.	4,990	176,297
Brinker International Inc.	13,240	342,254
Buckle Inc. (The)	4,474	195,201
CarMax Inc.(a)	37,065	1,127,888
Casey’s General Stores Inc.	6,211	316,388
Cato Corp. (The) Class A	4,500	120,645
CEC Entertainment Inc.	3,156	110,997
Cheesecake Factory Inc. (The)(a)(b)	8,827	261,103
Chico’s FAS Inc.	28,282	323,546
Children’s Place Retail Stores Inc. (The)(a)	4,136	206,345

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

January 31, 2012

Chipotle Mexican Grill Inc.(a)	5,101	1,873,546
Collective Brands Inc.(a)	10,103	168,316
Copart Inc.(a)(b)	9,550	449,232
Costco Wholesale Corp.	71,077	5,847,505
Cracker Barrel Old Country Store Inc.	3,770	197,812
CVS Caremark Corp.	220,577	9,209,090
Darden Restaurants Inc.	21,608	991,159
Dick’s Sporting Goods Inc.	15,658	645,266
Dillard’s Inc. Class A	5,777	255,632
Dollar General Corp.(a)	20,083	855,737
Dollar Tree Inc.(a)(b)	20,011	1,697,133
Domino’s Pizza Inc.(a)(b)	9,088	296,723
Family Dollar Stores Inc.	18,153	1,012,937
Foot Locker Inc.	25,422	667,073
GameStop Corp. Class A(a)(b)	22,832	533,356
Gap Inc. (The)	41,729	792,016
Genesco Inc.(a)(b)	3,900	238,173
Group 1 Automotive Inc.	3,736	199,278
Guess? Inc.	10,544	316,320
Home Depot Inc. (The)	252,846	11,223,834
HSN Inc.	6,781	242,014
J.C. Penney Co. Inc.	24,495	1,017,767
Jack in the Box Inc.(a)(b)	7,634	161,841
Kohl’s Corp.	41,654	1,915,667
Limited Brands Inc.	41,762	1,748,157
Lowe’s Companies Inc.	206,738	5,546,781
Macy’s Inc.	69,825	2,352,404
McDonald’s Corp.	169,230	16,762,232
Men’s Wearhouse Inc. (The)	8,449	291,406
Nordstrom Inc.	27,074	1,336,914
O’Reilly Automotive Inc.(a)(b)	21,048	1,715,622
Office Depot Inc.(a)	45,166	123,303
P.F. Chang’s China Bistro Inc.	3,484	113,439
Panera Bread Co. Class A(a)(b)	4,643	688,325
Papa John’s International Inc.(a)	3,136	121,489
PetSmart Inc.	18,603	990,052
Pier 1 Imports Inc.(a)	17,916	278,594
RadioShack Corp.	16,372	117,551
Regis Corp.	9,478	162,453
Rite Aid Corp.(a)	98,528	136,954
Ross Stores Inc.	38,569	1,960,077
Saks Inc.(a)(b)	18,449	184,121
Sally Beauty Holdings Inc.(a)	19,741	407,059
Sears Holdings Corp.(a)(b)	7,554	318,401
Signet Jewelers Ltd.	14,249	649,469
Staples Inc.	116,933	1,710,730
Starbucks Corp.	121,925	5,843,865
Target Corp.	100,332	5,097,869
Tiffany & Co.	20,937	1,335,781
TJX Companies Inc. (The)	61,852	4,214,595
Tractor Supply Co.	11,718	946,463
Ulta Salon, Cosmetics & Fragrance Inc.(a)(b)	8,100	617,382
Urban Outfitters Inc.(a)	20,000	530,000
Wal-Mart Stores Inc.	290,485	17,824,160
Walgreen Co.	143,975	4,803,006
Wendy’s Co. (The)	51,056	239,453
Williams-Sonoma Inc.	15,478	555,041
Yum! Brands Inc.	76,637	4,853,421

		137,333,329
SOFTWARE—0.30%
Acxiom Corp.(a)(b)	13,379	183,560
Dun & Bradstreet Corp. (The)	8,074	668,608

		852,168

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

January 31, 2012

TOTAL COMMON STOCKS
(Cost: $298,972,100)		280,332,157

SHORT-TERM INVESTMENTS—3.76%

MONEY MARKET FUNDS—3.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	9,543,770	9,543,770
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	731,853	731,853
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	274,221	274,221

		10,549,844

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,549,844)		10,549,844

TOTAL INVESTMENTS IN SECURITIES—103.66%
(Cost: $309,521,944)		290,882,001
Other Assets, Less Liabilities—(3.66)%		(10,261,554)

NET ASSETS—100.00%		$280,620,447

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.90%

ELECTRIC—0.43%
OGE Energy Corp.	75,965	$4,015,510

		4,015,510
ENGINEERING & CONSTRUCTION—0.18%
McDermott International Inc.(a)	137,387	1,670,626

		1,670,626
GAS—0.39%
Southern Union Co.	84,231	3,653,099

		3,653,099
MACHINERY—0.10%
Chart Industries Inc.(a)(b)	17,213	959,797

		959,797
OIL & GAS—78.45%
Anadarko Petroleum Corp.	305,879	24,690,553
Apache Corp.	236,185	23,353,973
Atwood Oceanics Inc.(a)(b)	35,338	1,624,841
Berry Petroleum Co. Class A	30,992	1,394,950
Bill Barrett Corp.(a)(b)	26,531	732,786
Cabot Oil & Gas Corp.	131,002	4,178,964
Carrizo Oil & Gas Inc.(a)	20,486	497,605
Chesapeake Energy Corp.	400,613	8,464,953
Chevron Corp.	1,214,465	125,187,052
Cimarex Energy Co.	52,051	3,038,737
Cobalt International Energy Inc.(a)(b)	91,788	1,839,432
Comstock Resources Inc.(a)(b)	27,017	325,285
Concho Resources Inc.(a)(b)	65,694	7,006,922
ConocoPhillips	779,856	53,193,978
Continental Resources Inc.(a)(b)	38,839	3,133,530
CVR Energy Inc.(a)(b)	52,654	1,313,191
Denbury Resources Inc.(a)	242,464	4,572,871
Devon Energy Corp.	244,674	15,612,648
Diamond Offshore Drilling Inc.	44,865	2,795,089
Energen Corp.	46,552	2,242,410
EOG Resources Inc.	164,344	17,443,472
EQT Corp.	94,853	4,791,974
EXCO Resources Inc.	88,979	699,375
Exxon Mobil Corp.	2,852,166	238,840,381
Forest Oil Corp.(a)(b)	66,394	863,122
Helmerich & Payne Inc.	60,469	3,731,542
Hess Corp.	187,368	10,548,818
HollyFrontier Corp.	117,904	3,459,303
Marathon Oil Corp.	435,387	13,666,798
Marathon Petroleum Corp.	219,721	8,397,737
McMoRan Exploration Co.(a)(b)	61,459	720,914
Murphy Oil Corp.	118,975	7,090,910
Nabors Industries Ltd.(a)	173,424	3,229,155
Newfield Exploration Co.(a)	80,736	3,052,628
Noble Corp.(a)	159,899	5,570,881
Noble Energy Inc.	110,771	11,151,317

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

January 31, 2012

Oasis Petroleum Inc.(a)	45,950	1,550,353
Occidental Petroleum Corp.	473,102	47,201,387
Parker Drilling Co.(a)(b)	70,008	455,052
Patterson-UTI Energy Inc.	94,549	1,784,140
Pioneer Natural Resources Co.	71,933	7,142,947
Plains Exploration & Production Co.(a)	84,604	3,191,263
QEP Resources Inc.	108,073	3,095,211
Quicksilver Resources Inc.(a)(b)	68,605	343,711
Range Resources Corp.	100,717	5,793,242
Rosetta Resources Inc.(a)(b)	34,453	1,653,399
Rowan Companies Inc.(a)	77,051	2,620,504
SandRidge Energy Inc.(a)(b)	227,423	1,769,351
SM Energy Co.	40,487	2,938,546
Southwestern Energy Co.(a)	216,624	6,745,671
Sunoco Inc.	70,883	2,719,072
Swift Energy Co.(a)(b)	24,634	816,617
Tesoro Corp.(a)(b)	85,694	2,144,921
Transocean Ltd.	197,949	9,362,988
Ultra Petroleum Corp.(a)(b)	91,692	2,203,359
Unit Corp.(a)	29,585	1,338,721
Valero Energy Corp.	345,259	8,282,763
Whiting Petroleum Corp.(a)	70,516	3,532,146
WPX Energy Inc.(a)	119,637	1,971,618

		737,115,079
OIL & GAS SERVICES—17.06%
Baker Hughes Inc.	264,337	12,986,877
Cameron International Corp.(a)(b)	148,298	7,889,454
CARBO Ceramics Inc.(b)	12,560	1,221,460
Complete Production Services Inc.(a)	47,669	1,606,445
Core Laboratories NV	29,582	3,142,496
Dresser-Rand Group Inc.(a)(b)	49,256	2,523,385
Dril-Quip Inc.(a)(b)	22,637	1,493,363
Exterran Holdings Inc.(a)(b)	30,641	284,348
FMC Technologies Inc.(a)(b)	148,353	7,582,322
Halliburton Co.	559,247	20,569,105
Helix Energy Solutions Group Inc.(a)(b)	60,104	988,711
Key Energy Services Inc.(a)	86,087	1,246,540
Lufkin Industries Inc.	18,958	1,426,021
National Oilwell Varco Inc.	257,321	19,036,607
Oceaneering International Inc.	66,655	3,238,766
Oil States International Inc.(a)	31,383	2,500,911
Schlumberger Ltd.	817,516	61,452,678
SEACOR Holdings Inc.(a)	19,218	1,759,023
Superior Energy Services Inc.(a)(b)	48,503	1,382,820
Tetra Technologies Inc.(a)(b)	45,265	422,775
Weatherford International Ltd.(a)	453,463	7,590,971

		160,345,078
PIPELINES—2.76%
El Paso Corp.	466,988	12,547,968
Kinder Morgan Inc.(b)	92,658	3,008,605
Williams Companies Inc. (The)	358,900	10,343,498

		25,900,071
SEMICONDUCTORS—0.22%
First Solar Inc.(a)(b)	33,584	1,419,931
GT Advanced Technologies Inc.(a)(b)	74,185	639,475

		2,059,406

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

January 31, 2012

TRANSPORTATION—0.31%
Bristow Group Inc.	22,202	1,089,230
Tidewater Inc.	33,606	1,809,683

		2,898,913

TOTAL COMMON STOCKS
(Cost: $968,343,391)		938,617,579

SHORT-TERM INVESTMENTS—3.93%

MONEY MARKET FUNDS—3.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	33,064,504	33,064,504
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	2,535,513	2,535,513
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	1,311,471	1,311,471

		36,911,488

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,911,488)		36,911,488

TOTAL INVESTMENTS IN SECURITIES—103.83%
(Cost: $1,005,254,879)		975,529,067
Other Assets, Less Liabilities—(3.83)%		(35,998,838)

NET ASSETS—100.00%		$939,530,229

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.87%

BANKS—39.26%
Associated Banc-Corp	34,190	$426,007
BancorpSouth Inc.(a)	15,431	173,290
Bank of America Corp.	1,989,383	14,184,301
Bank of Hawaii Corp.	9,277	424,144
Bank of New York Mellon Corp. (The)	244,692	4,925,650
BB&T Corp.	136,410	3,708,988
BOK Financial Corp.	5,258	292,871
Capital One Financial Corp.	90,027	4,118,735
CapitalSource Inc.	54,309	375,275
Cathay General Bancorp	15,535	244,521
CIT Group Inc.(b)	39,427	1,503,746
Citigroup Inc.	571,653	17,561,180
City National Corp.	9,631	441,870
Comerica Inc.	39,559	1,094,598
Commerce Bancshares Inc.	16,103	625,119
Cullen/Frost Bankers Inc.	11,423	635,918
East West Bancorp Inc.	29,225	641,781
F.N.B. Corp.	27,511	322,429
Fifth Third Bancorp	180,841	2,352,741
First Financial Bankshares Inc.(a)	6,227	212,216
First Horizon National Corp.	51,450	449,159
First Midwest Bancorp Inc.	14,660	159,501
First Republic Bank San Francisco(b)	15,389	461,362
FirstMerit Corp.	21,608	339,030
Fulton Financial Corp.	39,328	365,357
Glacier Bancorp Inc.	14,235	198,863
Goldman Sachs Group Inc. (The)	84,120	9,376,856
Hancock Holding Co.	15,397	511,180
Huntington Bancshares Inc.	169,875	969,986
IBERIABANK Corp.	5,805	303,485
International Bancshares Corp.	11,361	218,358
J.P. Morgan Chase & Co.	749,535	27,957,656
KeyCorp	187,710	1,458,507
M&T Bank Corp.	24,780	1,975,957
MB Financial Inc.	10,779	195,639
Morgan Stanley	262,409	4,893,928
National Penn Bancshares Inc.	25,215	219,118
Northern Trust Corp.	42,871	1,766,714
Old National Bancorp	18,750	220,688
PacWest Bancorp	6,197	131,810
Park National Corp.(a)	2,626	181,798
PNC Financial Services Group Inc. (The)(c)	103,771	6,114,187
Popular Inc.(b)	202,245	317,525
PrivateBancorp Inc.	12,858	181,812
Prosperity Bancshares Inc.	9,209	382,266
Regions Financial Corp.	247,767	1,293,344
Signature Bank(a)(b)	9,127	530,735
State Street Corp.	97,046	3,802,262
SunTrust Banks Inc.	105,671	2,173,653
Susquehanna Bancshares Inc.	30,924	282,645
SVB Financial Group(a)(b)	8,544	495,894
Synovus Financial Corp.	135,774	236,247
TCF Financial Corp.	29,836	299,553
Trustmark Corp.	11,275	265,752
U.S. Bancorp	377,153	10,643,258
UMB Financial Corp.	6,890	265,816

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

January 31, 2012

Umpqua Holdings Corp.	22,675	275,955
United Bankshares Inc.	8,922	249,013
Valley National Bancorp	36,837	439,097
Webster Financial Corp.	14,636	310,283
Wells Fargo & Co.	982,971	28,712,583
Westamerica Bancorp	5,642	262,071
Wintrust Financial Corp.	7,035	215,623
Zions Bancorp	36,110	608,092

		164,977,998
COMMERCIAL SERVICES—5.48%
Equifax Inc.	23,888	930,915
MasterCard Inc. Class A	20,871	7,421,102
Moody’s Corp.	37,553	1,398,098
SEI Investments Co.	29,466	541,291
Visa Inc. Class A	103,213	10,387,356
Western Union Co.	122,133	2,332,740

		23,011,502
DIVERSIFIED FINANCIAL SERVICES—10.66%
Affiliated Managers Group Inc.(a)(b)	10,268	1,032,037
American Express Co.	203,062	10,181,529
Ameriprise Financial Inc.	44,633	2,390,097
BlackRock Inc.(c)	20,023	3,644,186
CBOE Holdings Inc.	17,749	454,197
Charles Schwab Corp. (The)	203,112	2,366,255
CME Group Inc.	12,598	3,017,347
Discover Financial Services	107,273	2,915,680
E*TRADE Financial Corp.(b)	51,207	419,385
Eaton Vance Corp.	23,319	599,065
Federated Investors Inc. Class B	20,607	351,968
Franklin Resources Inc.	29,419	3,121,356
Greenhill & Co. Inc.	5,766	268,465
IntercontinentalExchange Inc.(b)	14,337	1,641,300
Invesco Ltd.	88,951	2,007,624
Janus Capital Group Inc.	36,846	289,978
Jefferies Group Inc.	28,314	430,656
Knight Capital Group Inc. Class A(a)(b)	19,627	254,955
Legg Mason Inc.	27,048	688,913
NASDAQ OMX Group Inc. (The)(b)	27,490	681,202
NYSE Euronext Inc.	51,658	1,372,036
Raymond James Financial Inc.	20,068	702,380
SLM Corp.	100,303	1,499,530
Stifel Financial Corp.(a)(b)	10,653	384,147
T. Rowe Price Group Inc.	49,834	2,882,398
TD Ameritrade Holding Corp.	44,929	723,806
Waddell & Reed Financial Inc. Class A	16,948	465,223

		44,785,715
INSURANCE—21.68%
ACE Ltd.	66,807	4,649,767
Aflac Inc.	92,962	4,483,557
Alleghany Corp.(a)(b)	1,622	469,326
Allied World Assurance Co. Holdings Ltd.	7,490	460,860
Allstate Corp. (The)	93,786	2,705,726
American Financial Group Inc.	17,161	629,294
American International Group Inc.(b)	85,732	2,152,731
American National Insurance Co.	2,839	206,821
Aon Corp.	64,446	3,121,120
Arch Capital Group Ltd.(b)	26,144	942,491

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

January 31, 2012

Argo Group International Holdings Ltd.(a)	6,142	176,951
Arthur J. Gallagher & Co.	22,140	738,148
Aspen Insurance Holdings Ltd.(a)	13,929	369,954
Assurant Inc.	18,652	738,619
Assured Guaranty Ltd.(a)	33,317	516,747
Axis Capital Holdings Ltd.(a)	25,546	786,306
Berkshire Hathaway Inc. Class B(a)(b)	189,901	14,882,541
Brown & Brown Inc.	22,974	523,348
Chubb Corp. (The)	54,854	3,697,708
Cincinnati Financial Corp.	29,965	979,256
CNO Financial Group Inc.(a)(b)	43,313	291,063
Delphi Financial Group Inc. Class A	9,719	432,593
Endurance Specialty Holdings Ltd.	7,981	298,489
Erie Indemnity Co. Class A	5,420	415,551
Everest Re Group Ltd.	8,802	751,691
Fidelity National Financial Inc. Class A	43,265	786,990
First American Financial Corp.	20,844	308,908
Genworth Financial Inc. Class A(b)	96,450	743,630
Hanover Insurance Group Inc. (The)	8,988	326,804
Hartford Financial Services Group Inc. (The)	87,665	1,535,891
HCC Insurance Holdings Inc.	21,731	603,253
Horace Mann Educators Corp.	7,898	123,525
Kemper Corp.	8,756	260,666
Lincoln National Corp.	60,809	1,309,826
Loews Corp.	68,057	2,539,207
Markel Corp.(b)	1,915	771,879
Marsh & McLennan Companies Inc.	106,851	3,375,423
MBIA Inc.(a)(b)	30,282	373,074
Mercury General Corp.	4,335	189,440
MetLife Inc.	162,351	5,735,861
Montpelier Re Holdings Ltd.(a)	12,188	211,706
Old Republic International Corp.	47,991	474,151
PartnerRe Ltd.(a)	13,325	871,722
Platinum Underwriters Holdings Ltd.(a)	7,373	252,525
Principal Financial Group Inc.	58,182	1,588,950
ProAssurance Corp.	5,748	469,209
Progressive Corp. (The)	118,543	2,404,052
Protective Life Corp.	16,745	418,792
Prudential Financial Inc.	95,347	5,457,662
Reinsurance Group of America Inc.	14,565	793,647
RenaissanceRe Holdings Ltd.(a)	10,218	747,038
RLI Corp.	3,474	247,766
Selective Insurance Group Inc.	10,617	190,894
StanCorp Financial Group Inc.	8,812	340,672
Torchmark Corp.	20,734	946,922
Tower Group Inc.	7,309	157,801
Transatlantic Holdings Inc.	12,301	682,090
Travelers Companies Inc. (The)	81,425	4,747,077
Unum Group	57,654	1,316,241
Validus Holdings Ltd.(a)	13,935	446,895
W.R. Berkley Corp.	22,194	760,588
White Mountains Insurance Group Ltd.(a)	1,235	557,281
Willis Group Holdings PLC	33,787	1,313,301
XL Group PLC	63,201	1,281,084

		91,083,101
REAL ESTATE—0.85%
Brookfield Office Properties Inc.	51,113	884,766
CBRE Group Inc. Class A(b)	58,010	1,119,593
Forest City Enterprises Inc. Class A(b)	26,442	347,183
Howard Hughes Corp. (The)(a)(b)	4,999	259,048
Jones Lang LaSalle Inc.	8,580	675,761
St. Joe Co. (The)(a)(b)	18,148	289,824

		3,576,175

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

January 31, 2012

REAL ESTATE INVESTMENT TRUSTS—20.60%
Alexandria Real Estate Equities Inc.	12,219	884,778
American Campus Communities Inc.(a)	13,743	588,200
American Capital Agency Corp.	43,506	1,275,596
American Tower Corp.	77,531	4,923,994
Annaly Capital Management Inc.(a)	191,164	3,219,202
Apartment Investment and Management Co. Class A	23,871	586,272
AvalonBay Communities Inc.	18,552	2,523,258
BioMed Realty Trust Inc.(a)	30,317	562,987
Boston Properties Inc.	28,723	2,988,628
Brandywine Realty Trust	26,603	283,056
BRE Properties Inc. Class A	14,754	764,552
Camden Property Trust	14,048	906,096
CBL & Associates Properties Inc.	27,711	481,340
Chimera Investment Corp.	202,927	616,898
Colonial Properties Trust(a)	17,255	368,912
CommonWealth REIT	16,549	325,519
Corporate Office Properties Trust	14,152	342,903
DCT Industrial Trust Inc.(a)	48,618	268,371
DDR Corp.	44,802	620,956
DiamondRock Hospitality Co.(a)	33,285	350,824
Digital Realty Trust Inc.	20,689	1,466,023
Douglas Emmett Inc.	25,131	525,489
Duke Realty Corp.	49,791	666,701
DuPont Fabros Technology Inc.(a)	12,355	315,052
EastGroup Properties Inc.(a)	5,328	253,080
Entertainment Properties Trust	9,151	406,945
Equity Lifestyle Properties Inc.	7,667	537,763
Equity Residential	58,098	3,459,736
Essex Property Trust Inc.(a)	6,675	961,200
Extra Space Storage Inc.	18,562	488,552
Federal Realty Investment Trust(a)	12,269	1,158,930
Franklin Street Properties Corp.	14,445	147,195
General Growth Properties Inc.	75,871	1,197,244
Hatteras Financial Corp.	14,805	410,987
HCP Inc.	80,096	3,366,435
Health Care REIT Inc.	37,437	2,141,771
Healthcare Realty Trust Inc.(a)	15,398	324,436
Highwoods Properties Inc.(a)	13,455	445,226
Home Properties Inc.	9,540	568,393
Hospitality Properties Trust	24,378	590,679
Host Hotels & Resorts Inc.	139,300	2,287,306
Invesco Mortgage Capital Inc.	22,826	357,912
Kilroy Realty Corp.(a)	11,513	479,286
Kimco Realty Corp.	80,142	1,462,591
LaSalle Hotel Properties(a)	16,754	453,196
Lexington Realty Trust(a)	27,500	236,500
Liberty Property Trust	22,610	752,687
Macerich Co. (The)(a)	26,014	1,412,560
Mack-Cali Realty Corp.	17,121	492,400
MFA Financial Inc.	70,420	516,883
Mid-America Apartment Communities Inc.	7,316	467,639
National Retail Properties Inc.	18,874	509,787
Omega Healthcare Investors Inc.(a)	20,297	422,989
Piedmont Office Realty Trust Inc. Class A	34,106	631,643
Plum Creek Timber Co. Inc.(a)	32,111	1,245,265
Post Properties Inc.(a)	9,938	444,129
Potlatch Corp.(a)	7,902	241,169
Prologis Inc.	90,545	2,871,182

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

January 31, 2012

Public Storage	27,820	3,863,085
Rayonier Inc.	23,996	1,097,337
Realty Income Corp.(a)	26,281	956,628
Redwood Trust Inc.(a)	13,982	164,288
Regency Centers Corp.	17,753	733,554
Rouse Properties Inc.(b)	2,845	35,164
Senior Housing Properties Trust	32,116	728,391
Simon Property Group Inc.	57,761	7,847,409
SL Green Realty Corp.	16,853	1,239,201
Starwood Property Trust Inc.	18,529	365,021
Sunstone Hotel Investors Inc.(b)	23,302	216,476
Tanger Factory Outlet Centers Inc.(a)	16,920	499,140
Taubman Centers Inc.	11,395	763,807
UDR Inc.	43,219	1,124,558
Ventas Inc.	56,835	3,314,049
Vornado Realty Trust	36,343	2,939,422
Washington Real Estate Investment Trust(a)	13,035	388,443
Weingarten Realty Investors(a)	23,876	579,471
Weyerhaeuser Co.	105,316	2,108,426

		86,563,173
RETAIL—0.12%
Cash America International Inc.	5,848	256,493
EZCORP Inc. Class A NVS(a)(b)	8,656	232,154

		488,647
SAVINGS & LOANS—1.04%
Astoria Financial Corp.	17,734	147,724
Capitol Federal Financial Inc.	33,015	381,323
First Niagara Financial Group Inc.	58,281	557,749
Hudson City Bancorp Inc.	96,334	648,328
New York Community Bancorp Inc.	85,903	1,090,109
People’s United Financial Inc.	71,164	877,452
Provident Financial Services Inc.	11,206	155,091
TFS Financial Corp.(b)	18,400	165,600
Washington Federal Inc.	21,802	343,600

		4,366,976
SOFTWARE—0.18%
MSCI Inc. Class A(a)(b)	23,702	772,211

		772,211

TOTAL COMMON STOCKS
(Cost: $563,093,176)		419,625,498

SHORT-TERM INVESTMENTS—5.02%

MONEY MARKET FUNDS—5.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	19,299,671	19,299,671
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	1,479,973	1,479,973
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	288,874	288,874

		21,068,518

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

January 31, 2012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,068,518)	21,068,518

TOTAL INVESTMENTS IN SECURITIES—104.89%
(Cost: $584,161,694)	440,694,016
Other Assets, Less Liabilities—(4.89)%	(20,540,784)

NET ASSETS—100.00%	$420,153,232

NVS - Non-Voting Shares

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.89%

BANKS—68.90%
Associated Banc-Corp	27,309	$340,270
BancorpSouth Inc.(a)	12,342	138,601
Bank of America Corp.	1,589,691	11,334,497
Bank of Hawaii Corp.	7,445	340,385
Bank of New York Mellon Corp. (The)	195,532	3,936,059
BB&T Corp.	109,001	2,963,737
BOK Financial Corp.	4,200	233,940
Capital One Financial Corp.	71,938	3,291,164
CapitalSource Inc.	43,394	299,853
Cathay General Bancorp	12,419	195,475
CIT Group Inc.(b)	31,530	1,202,554
Citigroup Inc.	456,799	14,032,865
City National Corp.	7,697	353,138
Comerica Inc.	31,630	875,202
Commerce Bancshares Inc.	12,839	498,410
Cullen/Frost Bankers Inc.	9,111	507,209
East West Bancorp Inc.	23,300	511,668
F.N.B. Corp.	21,890	256,551
Fifth Third Bancorp	144,509	1,880,062
First Financial Bankshares Inc.(a)	4,977	169,616
First Horizon National Corp.	41,272	360,305
First Midwest Bancorp Inc.	11,688	127,165
First Republic Bank San Francisco(a)(b)	12,303	368,844
FirstMerit Corp.	17,263	270,857
Fulton Financial Corp.	31,423	291,920
Glacier Bancorp Inc.	11,381	158,993
Goldman Sachs Group Inc. (The)	67,219	7,492,902
Hancock Holding Co.	12,261	407,065
Huntington Bancshares Inc.	135,850	775,704
IBERIABANK Corp.	4,635	242,318
International Bancshares Corp.	9,079	174,498
J.P. Morgan Chase & Co.	598,944	22,340,611
KeyCorp	149,905	1,164,762
M&T Bank Corp.	19,800	1,578,852
MB Financial Inc.	8,621	156,471
Morgan Stanley	209,688	3,910,681
National Penn Bancshares Inc.	20,148	175,086
Northern Trust Corp.	34,249	1,411,401
Old National Bancorp	14,985	176,373
PacWest Bancorp	4,962	105,542
Park National Corp.(a)	2,103	145,591
PNC Financial Services Group Inc. (The)(c)	82,921	4,885,705
Popular Inc.(b)	161,735	253,924
PrivateBancorp Inc.	10,218	144,483
Prosperity Bancshares Inc.	7,392	306,842
Regions Financial Corp.	198,048	1,033,811
Signature Bank(a)(b)	7,270	422,751
State Street Corp.	77,546	3,038,252
SunTrust Banks Inc.	84,444	1,737,013
Susquehanna Bancshares Inc.	24,576	224,625
SVB Financial Group(a)(b)	6,828	396,297
Synovus Financial Corp.	110,783	192,762
TCF Financial Corp.	23,841	239,364
Trustmark Corp.	9,017	212,531
U.S. Bancorp	301,380	8,504,944
UMB Financial Corp.	5,507	212,460

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

January 31, 2012

Umpqua Holdings Corp.	18,114	220,447
United Bankshares Inc.	6,925	193,277
Valley National Bancorp	29,386	350,281
Webster Financial Corp.	11,697	247,976
Wells Fargo & Co.	785,478	22,943,812
Westamerica Bancorp	4,511	209,536
Wintrust Financial Corp.	5,622	172,314
Zions Bancorp	28,785	484,739

		131,825,343
COMMERCIAL SERVICES—9.61%
Equifax Inc.	19,105	744,522
MasterCard Inc. Class A	16,680	5,930,907
Moody’s Corp.	30,025	1,117,831
SEI Investments Co.	23,469	431,125
Visa Inc. Class A	82,476	8,300,385
Western Union Co.	97,596	1,864,084

		18,388,854
DIVERSIFIED FINANCIAL SERVICES—18.70%
Affiliated Managers Group Inc.(a)(b)	8,211	825,288
American Express Co.	162,265	8,135,967
Ameriprise Financial Inc.	35,665	1,909,861
BlackRock Inc.(c)	16,001	2,912,182
CBOE Holdings Inc.	14,187	363,045
Charles Schwab Corp. (The)	162,306	1,890,865
CME Group Inc.	10,066	2,410,908
Discover Financial Services	85,722	2,329,924
E*TRADE Financial Corp.(b)	41,075	336,404
Eaton Vance Corp.	18,586	477,474
Federated Investors Inc. Class B	16,458	281,103
Franklin Resources Inc.	23,507	2,494,093
Greenhill & Co. Inc.	4,607	214,502
IntercontinentalExchange Inc.(b)	11,454	1,311,254
Invesco Ltd.(a)	71,073	1,604,117
Janus Capital Group Inc.	29,447	231,748
Jefferies Group Inc.	22,701	345,282
Knight Capital Group Inc. Class A(a)(b)	15,684	203,735
Legg Mason Inc.	21,574	549,490
NASDAQ OMX Group Inc. (The)(b)	21,924	543,277
NYSE Euronext Inc.	41,309	1,097,167
Raymond James Financial Inc.	16,005	560,175
SLM Corp.	80,205	1,199,065
Stifel Financial Corp.(a)(b)	8,510	306,870
T. Rowe Price Group Inc.	39,825	2,303,478
TD Ameritrade Holding Corp.	35,836	577,318
Waddell & Reed Financial Inc. Class A	13,593	373,128

		35,787,720
INSURANCE—0.33%
Fidelity National Financial Inc. Class A	34,516	627,846

		627,846
RETAIL—0.20%
Cash America International Inc.	4,673	204,958
EZCORP Inc. Class A NVS(a)(b)	6,921	185,621

		390,579

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

January 31, 2012

SAVINGS & LOANS—1.83%
Astoria Financial Corp.	14,211	118,378
Capitol Federal Financial Inc.	26,515	306,248
First Niagara Financial Group Inc.	46,421	444,249
Hudson City Bancorp Inc.	76,828	517,052
New York Community Bancorp Inc.	68,685	871,613
People’s United Financial Inc.	56,910	701,700
Provident Financial Services Inc.	8,963	124,048
TFS Financial Corp.(b)	14,712	132,408
Washington Federal Inc.	17,422	274,571

		3,490,267
SOFTWARE—0.32%
MSCI Inc. Class A(a)(b)	18,906	615,957

		615,957

TOTAL COMMON STOCKS
(Cost: $265,788,395)		191,126,566

SHORT-TERM INVESTMENTS—1.44%

MONEY MARKET FUNDS—1.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	2,440,082	2,440,082
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	187,115	187,115
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	133,135	133,135

		2,760,332

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,760,332)		2,760,332

TOTAL INVESTMENTS IN SECURITIES—101.33%
(Cost: $268,548,727)		193,886,898
Other Assets, Less Liabilities—(1.33)%		(2,549,596)

NET ASSETS—100.00%		$191,337,302

NVS - Non-Voting Shares

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.97%

COMMERCIAL SERVICES—2.48%
Healthcare Services Group Inc.	123,879	$2,315,298
HMS Holdings Corp.(a)(b)	133,575	4,409,311

		6,724,609
CONSULTING SERVICES—0.83%
Accretive Health Inc.(a)(b)	83,995	2,253,586

		2,253,586
DIALYSIS CENTERS—3.33%
DaVita Inc.(a)	110,399	9,031,742

		9,031,742
HUMAN RESOURCES—0.52%
Team Health Holdings Inc.(a)(b)	67,802	1,396,721

		1,396,721
INTERNET APPLICATIONS SOFTWARE—0.32%
eResearch Technology Inc.(a)(b)	158,175	876,290

		876,290
MEDICAL - DRUGS—0.35%
PharMerica Corp.(a)	74,749	938,100

		938,100
MEDICAL - HMO—46.38%
Aetna Inc.	345,722	15,108,051
AMERIGROUP Corp.(a)(b)	74,990	5,100,070
Centene Corp.(a)(b)	86,346	3,902,839
Cigna Corp.	286,966	12,864,686
Coventry Health Care Inc.(a)	197,553	5,940,419
Health Net Inc.(a)	139,363	5,259,560
Humana Inc.	157,870	14,053,587
Magellan Health Services Inc.(a)(b)	53,472	2,610,503
Molina Healthcare Inc.(a)(b)	70,559	2,159,811
UnitedHealth Group Inc.	674,943	34,955,298
Universal American Corp.	94,525	1,038,830
WellCare Health Plans Inc.(a)	68,974	4,121,886
WellPoint Inc.	290,629	18,693,257

		125,808,797
MEDICAL - HOSPITALS—9.43%
Community Health Systems Inc.(a)	163,704	3,061,265
HCA Holdings Inc.(a)	238,797	5,836,198
Health Management Associates Inc. Class A(a)	436,537	2,798,202
LifePoint Hospitals Inc.(a)	83,599	3,359,844
Select Medical Holdings Corp.(a)(b)	142,183	1,178,697
Tenet Healthcare Corp.(a)	739,813	3,913,611
Universal Health Services Inc. Class B	131,906	5,446,399

		25,594,216

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

January 31, 2012

MEDICAL - NURSING HOMES—0.55%
Kindred Healthcare Inc.(a)(b)	121,887	1,495,554

		1,495,554
MEDICAL - OUTPATIENT/HOME MEDICAL CARE—3.11%
Air Methods Corp.(a)(b)	24,030	2,025,729
Amedisys Inc.(a)	84,289	885,035
AmSurg Corp.(a)(b)	68,111	1,753,858
Lincare Holdings Inc.	147,291	3,783,906

		8,448,528
MEDICAL LABS & TESTING SERVICES—9.54%
Bio-Reference Laboratories Inc.(a)(b)	68,972	1,334,608
Covance Inc.(a)	94,293	4,130,976
Laboratory Corp. of America Holdings(a)	113,322	10,356,498
Quest Diagnostics Inc.	173,026	10,049,350

		25,871,432
MEDICAL PRODUCTS—0.59%
Hanger Orthopedic Group Inc.(a)(b)	81,304	1,592,745

		1,592,745
PHARMACY SERVICES—16.27%
Catalyst Health Solutions Inc.(a)	71,265	3,902,471
Express Scripts Inc.(a)(b)	390,278	19,966,623
Medco Health Solutions Inc.(a)	326,919	20,275,516

		44,144,610
PHYSICAL THERAPY/REHAB CENTERS—1.22%
HealthSouth Corp.(a)	171,107	3,300,654

		3,300,654
PHYSICIAN PRACTICE MANAGEMENT—2.35%
IPC The Hospitalist Co. Inc.(a)(b)	36,115	1,216,714
MEDNAX Inc.(a)(b)	72,499	5,163,379

		6,380,093
RESEARCH & DEVELOPMENT—1.03%
PAREXEL International Corp.(a)(b)	116,469	2,806,903

		2,806,903
RETIREMENT/AGED CARE FACILITIES—1.67%
Brookdale Senior Living Inc.(a)(b)	182,135	3,205,576
Emeritus Corp.(a)(b)	75,396	1,316,414

		4,521,990

TOTAL COMMON STOCKS
(Cost: $292,636,239)		271,186,570

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

January 31, 2012

SHORT-TERM INVESTMENTS—12.23%

MONEY MARKET FUNDS—12.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	30,571,820	30,571,820
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	2,344,364	2,344,364
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	255,486	255,486

		33,171,670

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,171,670)		33,171,670

TOTAL INVESTMENTS IN SECURITIES—112.20%
(Cost: $325,807,909)		304,358,240
Other Assets, Less Liabilities—(12.20)%		(33,084,159)

NET ASSETS—100.00%		$271,274,081

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.90%

BIOTECHNOLOGY—14.83%
Acorda Therapeutics Inc.(a)(b)	16,082	$410,573
Alexion Pharmaceuticals Inc.(a)	75,396	5,787,397
Amgen Inc.	358,141	24,321,355
Amylin Pharmaceuticals Inc.(a)(b)	54,115	770,056
Bio-Rad Laboratories Inc. Class A(a)	7,946	806,996
Biogen Idec Inc.(a)	98,844	11,655,685
Celgene Corp.(a)	187,462	13,628,487
Charles River Laboratories International Inc.(a)	21,092	712,277
Cubist Pharmaceuticals Inc.(a)(b)	24,948	1,018,377
Dendreon Corp.(a)(b)	60,878	826,723
Gilead Sciences Inc.(a)	306,904	14,989,191
Human Genome Sciences Inc.(a)(b)	81,120	798,221
Illumina Inc.(a)(b)	50,816	2,630,236
Incyte Corp.(a)(b)	40,216	711,823
InterMune Inc.(a)	26,745	401,175
Life Technologies Corp.(a)	73,574	3,563,189
Myriad Genetics Inc.(a)	35,010	828,337
PDL BioPharma Inc.	57,307	366,192
Regeneron Pharmaceuticals Inc.(a)(b)	29,874	2,714,352
Seattle Genetics Inc.(a)(b)	41,261	781,071
United Therapeutics Corp.(a)(b)	20,895	1,027,616
Vertex Pharmaceuticals Inc.(a)	85,026	3,141,711

		91,891,040
COMMERCIAL SERVICES—0.28%
HMS Holdings Corp.(a)(b)	34,585	1,141,651
PAREXEL International Corp.(a)(b)	24,118	581,244

		1,722,895
DISTRIBUTION & WHOLESALE—0.13%
Owens & Minor Inc.	26,054	792,302

		792,302
ELECTRONICS—1.86%
Thermo Fisher Scientific Inc.(a)	156,596	8,283,928
Waters Corp.(a)	37,317	3,230,533

		11,514,461
HEALTH CARE - PRODUCTS—17.97%
Alere Inc.(a)	35,106	847,810
Baxter International Inc.	234,438	13,006,620
Becton, Dickinson and Co.	84,026	6,588,479
Boston Scientific Corp.(a)	605,348	3,607,874
C.R. Bard Inc.	35,327	3,268,454
CareFusion Corp.(a)	91,371	2,188,335
Cepheid Inc.(a)(b)	26,160	1,152,610
Cooper Companies Inc. (The)	19,179	1,383,573
Covidien PLC	201,744	10,389,816
Edwards Lifesciences Corp.(a)	46,912	3,878,215
Gen-Probe Inc.(a)(b)	19,660	1,315,844
Haemonetics Corp.(a)(b)	10,519	683,314
Henry Schein Inc.(a)	36,922	2,617,401

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

January 31, 2012

Hill-Rom Holdings Inc.	25,553	843,505
Hologic Inc.(a)	107,114	2,184,054
Hospira Inc.(a)(b)	67,367	2,321,467
IDEXX Laboratories Inc.(a)(b)	22,943	1,940,748
Intuitive Surgical Inc.(a)	16,078	7,394,433
Invacare Corp.	12,617	215,498
Masimo Corp.(a)	22,382	478,975
Medtronic Inc.	433,492	16,719,786
NuVasive Inc.(a)(b)	16,374	253,797
PSS World Medical Inc.(a)	21,784	528,698
ResMed Inc.(a)(b)	60,106	1,744,877
Sirona Dental Systems Inc.(a)	22,752	1,100,059
St. Jude Medical Inc.	133,338	5,561,528
Steris Corp.	22,044	663,083
Stryker Corp.	119,971	6,649,993
TECHNE Corp.	14,215	970,174
Teleflex Inc.	16,611	1,016,427
Thoratec Corp.(a)(b)	24,394	717,184
Varian Medical Systems Inc.(a)	47,885	3,154,185
Volcano Corp.(a)(b)	21,479	602,486
West Pharmaceutical Services Inc.	13,789	558,179
Zimmer Holdings Inc.(a)	78,590	4,774,342

		111,321,823
HEALTH CARE - SERVICES—12.65%
Aetna Inc.	148,031	6,468,955
AMERIGROUP Corp.(a)(b)	19,517	1,327,351
Brookdale Senior Living Inc.(a)	41,286	726,634
Centene Corp.(a)(b)	20,424	923,165
Cigna Corp.	116,638	5,228,881
Community Health Systems Inc.(a)	37,397	699,324
Covance Inc.(a)	24,669	1,080,749
Coventry Health Care Inc.(a)	60,524	1,819,957
DaVita Inc.(a)	38,165	3,122,279
HCA Holdings Inc.(a)	67,693	1,654,417
Health Management Associates Inc. Class A(a)	103,950	666,319
Health Net Inc.(a)	36,336	1,371,321
HealthSouth Corp.(a)(b)	38,854	749,494
Humana Inc.	66,806	5,947,070
Laboratory Corp. of America Holdings(a)	41,432	3,786,470
LifePoint Hospitals Inc.(a)(b)	19,670	790,537
Lincare Holdings Inc.	36,170	929,207
Magellan Health Services Inc.(a)(b)	11,630	567,777
MEDNAX Inc.(a)	19,927	1,419,201
Quest Diagnostics Inc.	64,187	3,727,981
Tenet Healthcare Corp.(a)	177,413	938,515
UnitedHealth Group Inc.	439,699	22,772,011
Universal Health Services Inc. Class B	36,673	1,514,228
WellCare Health Plans Inc.(a)	17,444	1,042,453
WellPoint Inc.	142,131	9,141,866

		78,416,162
PHARMACEUTICALS—52.18%
Abbott Laboratories	635,985	34,438,588
Alkermes PLC(a)(b)	39,686	746,494
Allergan Inc.	125,644	11,045,364
Auxilium Pharmaceuticals Inc.(a)(b)	19,632	390,088
BioMarin Pharmaceutical Inc.(a)(b)	46,670	1,664,719
Bristol-Myers Squibb Co.	701,909	22,629,546
Catalyst Health Solutions Inc.(a)	17,656	966,842
DENTSPLY International Inc.	57,751	2,179,523

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

January 31, 2012

Eli Lilly and Co.	401,160	15,942,098
Endo Pharmaceuticals Holdings Inc.(a)	47,616	1,769,887
Express Scripts Inc.(a)	184,993	9,464,242
Forest Laboratories Inc.(a)	104,333	3,315,703
Impax Laboratories Inc.(a)(b)	26,893	507,471
Isis Pharmaceuticals Inc.(a)(b)	38,558	314,633
Johnson & Johnson	1,117,550	73,657,720
Medco Health Solutions Inc.(a)	157,526	9,769,762
Medicis Pharmaceutical Corp. Class A	25,874	856,171
Medivation Inc.(a)(b)	14,257	789,980
Merck & Co. Inc.	1,255,807	48,047,176
Mylan Inc.(a)	174,172	3,614,069
Nektar Therapeutics(a)(b)	47,044	294,025
Onyx Pharmaceuticals Inc.(a)(b)	25,940	1,061,984
Par Pharmaceutical Companies Inc.(a)(b)	14,769	533,309
Patterson Companies Inc.	39,874	1,284,341
Perrigo Co.	34,529	3,300,972
Pfizer Inc.	3,140,732	67,211,665
Questcor Pharmaceuticals Inc.(a)	23,849	844,970
Salix Pharmaceuticals Ltd.(a)(b)	21,712	1,046,518
Theravance Inc.(a)(b)	31,847	564,966
ViroPharma Inc.(a)(b)	28,815	858,399
Warner Chilcott PLC Class A(a)	71,333	1,203,388
Watson Pharmaceuticals Inc.(a)	51,957	3,046,239

		323,360,852

TOTAL COMMON STOCKS
(Cost: $694,769,983)		619,019,535

SHORT-TERM INVESTMENTS—4.21%

MONEY MARKET FUNDS—4.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	23,967,878	23,967,878
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	1,837,949	1,837,949
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	257,894	257,894

		26,063,721

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,063,721)		26,063,721

TOTAL INVESTMENTS IN SECURITIES—104.11%
(Cost: $720,833,704)		645,083,256
Other Assets, Less Liabilities—(4.11)%		(25,443,701)

NET ASSETS—100.00%		$619,639,555

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.88%

BUILDING - MOBILE HOME/MANUFACTURED HOUSING & RV—2.12%
Cavco Industries Inc.(a)(b)	222,654	$10,135,210

		10,135,210
BUILDING - RESIDENTIAL/COMMERCIAL—61.65%
D.R. Horton Inc.	3,361,455	46,791,453
KB Home(b)	1,633,296	14,732,330
Lennar Corp. Class A	2,005,473	43,097,615
M.D.C. Holdings Inc.	855,322	16,952,482
M/I Homes Inc.(a)(b)	894,474	10,152,280
Meritage Homes Corp.(a)(b)	625,684	15,141,553
NVR Inc.(a)(b)	60,268	41,780,791
PulteGroup Inc.(a)(b)	4,886,725	36,406,101
Ryland Group Inc. (The)	998,929	18,180,508
Standard-Pacific Corp.(a)(b)	3,083,855	11,225,232
Toll Brothers Inc.(a)	1,857,717	40,516,808

		294,977,153
BUILDING AND CONSTRUCTION PRODUCTS - MISCELLANEOUS—6.48%
Louisiana-Pacific Corp.(a)(b)	985,429	8,395,855
Owens Corning(a)(b)	480,988	16,233,345
USG Corp.(a)(b)	498,503	6,400,779

		31,029,979
BUILDING PRODUCTS - AIR AND HEATING—2.08%
Lennox International Inc.	274,581	9,939,832

		9,939,832
BUILDING PRODUCTS - CEMENT/AGGREGATES—2.18%
Eagle Materials Inc.	354,872	10,436,785

		10,436,785
BUILDING PRODUCTS - WOOD—3.76%
Masco Corp.	1,490,375	17,988,826

		17,988,826
COATINGS/PAINT—3.77%
Sherwin-Williams Co. (The)	184,737	18,017,400

		18,017,400
DISTRIBUTION/WHOLESALE—3.42%
Beacon Roofing Supply Inc.(a)(b)	291,214	6,657,152
Watsco Inc.	140,839	9,713,666

		16,370,818
DIVERSIFIED MANUFACTURING OPERATIONS—2.55%
Leggett & Platt Inc.	567,519	12,178,958

		12,178,958

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

January 31, 2012

HOME FURNISHINGS—0.85%
Ethan Allen Interiors Inc.	173,077	4,084,617

		4,084,617
RETAIL - BUILDING PRODUCTS—8.31%
Home Depot Inc. (The)	475,577	21,110,863
Lowe’s Companies Inc.	694,762	18,640,464

		39,751,327
TEXTILE - HOME FURNISHINGS—2.71%
Mohawk Industries Inc.(a)	211,787	12,952,893

		12,952,893

TOTAL COMMON STOCKS
(Cost: $502,273,810)		477,863,798

SHORT-TERM INVESTMENTS—13.68%

MONEY MARKET FUNDS—13.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	60,383,115	60,383,115
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	4,630,409	4,630,409
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	436,380	436,380

		65,449,904

TOTAL SHORT-TERM INVESTMENTS
(Cost: $65,449,904)		65,449,904

TOTAL INVESTMENTS IN SECURITIES—113.56%
(Cost: $567,723,714)		543,313,702
Other Assets, Less Liabilities—(13.56)%		(64,872,741)

NET ASSETS—100.00%		$478,440,961

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.91%

AEROSPACE & DEFENSE—13.71%
AAR Corp.	8,830	$187,108
Alliant Techsystems Inc.	7,203	427,930
BE Aerospace Inc.(a)	20,941	883,710
Boeing Co. (The)	144,048	10,685,481
Curtiss-Wright Corp.	10,170	379,951
Esterline Technologies Corp.(a)(b)	6,631	405,486
Exelis Inc.	40,414	403,736
General Dynamics Corp.	64,783	4,480,392
Goodrich Corp.	27,143	3,386,089
Kaman Corp.	5,757	179,446
L-3 Communications Holdings Inc.	23,098	1,633,952
Lockheed Martin Corp.	56,060	4,614,859
Moog Inc. Class A(a)(b)	9,092	387,501
Northrop Grumman Corp.	52,975	3,075,199
Orbital Sciences Corp.(a)(b)	12,755	184,820
Raytheon Co.	75,333	3,615,231
Rockwell Collins Inc.	33,756	1,954,135
Spirit AeroSystems Holdings Inc. Class A(a)	25,554	581,098
Teledyne Technologies Inc.(a)(b)	7,956	451,582
TransDigm Group Inc.(a)	9,907	1,035,579
Triumph Group Inc.	8,423	527,027
United Technologies Corp.	172,079	13,482,390

		52,962,702
AUTO MANUFACTURERS—1.19%
Navistar International Corp.(a)	15,811	684,458
Oshkosh Corp.(a)	19,664	477,442
PACCAR Inc.	77,969	3,446,230

		4,608,130
AUTO PARTS & EQUIPMENT—0.03%
Meritor Inc.(a)	20,377	127,968

		127,968
BUILDING MATERIALS—1.27%
Eagle Materials Inc.	9,758	286,983
Fortune Brands Home & Security Inc.(a)	33,388	620,015
Lennox International Inc.	10,615	384,263
Louisiana-Pacific Corp.(a)(b)	28,815	245,504
Martin Marietta Materials Inc.	9,874	814,704
Masco Corp.	78,259	944,586
Owens Corning(a)	24,754	835,447
Quanex Building Products Corp.	8,227	135,170
Simpson Manufacturing Co. Inc.	8,700	281,706
Texas Industries Inc.(b)	5,113	159,832
USG Corp.(a)(b)	14,488	186,026

		4,894,236
CHEMICALS—0.69%
Sherwin-Williams Co. (The)	19,006	1,853,655
Valspar Corp. (The)	18,940	818,966

		2,672,621

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

January 31, 2012

COMMERCIAL SERVICES—6.01%
ABM Industries Inc.	9,690	210,273
Acacia Research Corp.(a)	9,311	383,241
Alliance Data Systems Corp.(a)(b)	11,084	1,228,107
Automatic Data Processing Inc.	107,195	5,872,142
Convergys Corp.(a)(b)	22,761	302,949
CoreLogic Inc.(a)	23,092	327,906
Corporate Executive Board Co. (The)	7,493	294,700
Corrections Corp. of America(a)(b)	21,621	508,742
CoStar Group Inc.(a)	5,495	311,402
Deluxe Corp.	11,168	285,566
Euronet Worldwide Inc.(a)(b)	10,590	194,432
FTI Consulting Inc.(a)(b)	9,022	386,322
Genpact Ltd.(a)	23,035	337,002
GEO Group Inc. (The)(a)(b)	14,077	247,474
Global Payments Inc.	17,062	853,441
Iron Mountain Inc.	36,877	1,136,549
Lender Processing Services Inc.	18,416	306,258
Manpower Inc.	17,843	715,683
Monster Worldwide Inc.(a)	28,349	204,113
Paychex Inc.	70,535	2,221,852
PHH Corp.(a)	12,303	142,592
Quanta Services Inc.(a)	45,171	975,694
R.R. Donnelley & Sons Co.	40,811	463,613
Resources Connection Inc.	9,637	119,692
Robert Half International Inc.	31,551	873,647
TeleTech Holdings Inc.(a)(b)	6,154	104,372
Total System Services Inc.	42,329	907,534
Towers Watson & Co. Class A	11,576	692,245
TrueBlue Inc.(a)(b)	8,749	144,446
United Rentals Inc.(a)(b)	13,634	521,364
Verisk Analytics Inc. Class A(a)	29,904	1,198,253
VistaPrint NV(a)(b)	8,385	300,015
Wright Express Corp.(a)(b)	8,395	459,374

		23,230,995
COMPUTERS—2.24%
Accenture PLC Class A	139,439	7,995,432
Jack Henry & Associates Inc.	18,724	640,361

		8,635,793
DISTRIBUTION & WHOLESALE—2.00%
Arrow Electronics Inc.(a)	24,330	1,004,586
Fastenal Co.(b)	64,179	2,995,876
United Stationers Inc.	9,310	300,992
W.W. Grainger Inc.	12,837	2,448,529
Watsco Inc.	5,495	378,990
WESCO International Inc.(a)(b)	9,361	588,620

		7,717,593
ELECTRIC—0.21%
MDU Resources Group Inc.	37,836	808,934

		808,934

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

January 31, 2012

ELECTRICAL COMPONENTS & EQUIPMENT—3.69%
Acuity Brands Inc.	9,151	532,863
AMETEK Inc.	34,996	1,644,812
Belden Inc.	10,345	405,627
Emerson Electric Co.	162,091	8,328,235
EnerSys Inc.(a)(b)	10,895	315,737
General Cable Corp.(a)	11,288	348,348
GrafTech International Ltd.(a)	28,554	468,857
Hubbell Inc. Class B	11,493	827,036
Littelfuse Inc.	4,996	253,347
Molex Inc.	14,047	371,403
Molex Inc. Class A NVS	17,382	380,492
Universal Display Corp.(a)(b)	8,747	368,336

		14,245,093
ELECTRONICS—8.79%
Agilent Technologies Inc.(a)	75,120	3,190,346
Amphenol Corp. Class A	36,073	1,963,453
Avnet Inc.(a)	32,302	1,126,371
AVX Corp.	11,164	146,918
Benchmark Electronics Inc.(a)(b)	12,979	223,239
Brady Corp. Class A	10,752	348,042
Checkpoint Systems Inc.(a)(b)	8,630	90,788
ESCO Technologies Inc.	5,726	172,181
FEI Co.(a)(b)	8,198	361,204
Flextronics International Ltd.(a)(b)	159,263	1,094,137
FLIR Systems Inc.	34,789	895,817
Honeywell International Inc.	155,309	9,014,134
Itron Inc.(a)	8,852	343,369
Jabil Circuit Inc.	41,924	949,998
Mettler-Toledo International Inc.(a)(b)	6,939	1,217,795
National Instruments Corp.	20,228	544,335
PerkinElmer Inc.	24,694	592,162
Plexus Corp.(a)(b)	7,709	279,451
TE Connectivity Ltd.	94,332	3,216,721
Thomas & Betts Corp.(a)	11,442	816,844
Trimble Navigation Ltd.(a)(b)	26,655	1,248,254
Tyco International Ltd.	102,069	5,200,416
Vishay Intertechnology Inc.(a)(b)	31,197	383,099
Woodward Inc.	12,637	530,501

		33,949,575
ENGINEERING & CONSTRUCTION—1.91%
AECOM Technology Corp.(a)(b)	22,474	514,430
Aegion Corp.(a)(b)	8,534	145,675
EMCOR Group Inc.	14,401	415,181
Fluor Corp.	37,831	2,127,615
Foster Wheeler AG(a)(b)	25,408	570,664
Granite Construction Inc.	7,426	197,754
Jacobs Engineering Group Inc.(a)	27,764	1,242,716
KBR Inc.	32,413	1,041,754
Shaw Group Inc. (The)(a)	15,748	427,401
URS Corp.(a)	17,352	714,035

		7,397,225
ENVIRONMENTAL CONTROL—2.21%
Clean Harbors Inc.(a)(b)	10,096	640,591
Mine Safety Appliances Co.	6,992	238,707
Republic Services Inc.	66,110	1,935,701

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

January 31, 2012

Stericycle Inc.(a)(b)	18,744	1,574,871
Tetra Tech Inc.(a)(b)	13,600	314,568
Waste Connections Inc.	24,374	787,524
Waste Management Inc.	87,168	3,029,959

		8,521,921
FOREST PRODUCTS & PAPER—0.28%
MeadWestvaco Corp.	37,157	1,093,902

		1,093,902
HAND & MACHINE TOOLS—0.52%
Kennametal Inc.	17,315	746,450
Lincoln Electric Holdings Inc.	18,372	789,077
Regal Beloit Corp.	8,410	477,436

		2,012,963
HOUSEWARES—0.11%
Toro Co. (The)	6,706	425,093

		425,093
IRON & STEEL—0.06%
Schnitzer Steel Industries Inc. Class A	5,259	229,450

		229,450
MACHINERY—10.82%
AGCO Corp.(a)	21,005	1,069,785
Astec Industries Inc.(a)(b)	4,029	136,261
Babcock & Wilcox Co. (The)(a)	25,363	630,270
Caterpillar Inc.	127,335	13,894,795
Cognex Corp.	8,332	346,195
Cummins Inc.	37,918	3,943,472
Deere & Co.	90,094	7,761,598
Flowserve Corp.	12,145	1,338,015
Gardner Denver Inc.	11,023	822,316
Graco Inc.	13,224	608,039
IDEX Corp.	18,105	733,615
Joy Global Inc.	22,808	2,068,457
Manitowoc Co. Inc. (The)	28,605	384,451
Nordson Corp.	13,482	611,274
Robbins & Myers Inc.	8,293	402,708
Rockwell Automation Inc.	31,171	2,427,286
Roper Industries Inc.	20,874	1,949,423
Terex Corp.(a)(b)	23,806	471,359
Wabtec Corp.	10,457	719,337
Xylem Inc.	40,344	1,045,313
Zebra Technologies Corp. Class A(a)(b)	11,699	442,924

		41,806,893
MANUFACTURING—23.53%
3M Co.	139,885	12,129,428
A.O. Smith Corp.	8,508	361,420
Actuant Corp. Class A	14,960	379,236
AptarGroup Inc.	13,522	708,823
Brink’s Co. (The)	10,198	287,482
Carlisle Companies Inc.	13,260	632,900
Ceradyne Inc.(a)(b)	5,016	165,980
CLARCOR Inc.	10,951	562,991

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

January 31, 2012

Cooper Industries PLC	35,918	2,123,472
Crane Co.	11,029	529,392
Danaher Corp.	123,851	6,503,416
Donaldson Co. Inc.	15,041	1,087,464
Dover Corp.	40,476	2,566,583
Eaton Corp.	72,743	3,566,589
General Electric Co.	2,297,930	42,994,270
Harsco Corp.	17,525	389,581
Hexcel Corp.(a)(b)	21,373	535,821
Illinois Tool Works Inc.	90,340	4,790,730
Ingersoll-Rand PLC	67,946	2,374,033
ITT Corp.	19,451	422,865
Pall Corp.	25,155	1,501,251
Parker Hannifin Corp.	32,917	2,655,744
Pentair Inc.	21,411	788,353
SPX Corp.	11,102	773,032
Textron Inc.	60,107	1,531,526
Trinity Industries Inc.	17,285	543,786

		90,906,168
METAL FABRICATE & HARDWARE—1.83%
Kaydon Corp.	7,023	239,625
Mueller Industries Inc.	8,211	363,008
Precision Castparts Corp.	31,320	5,126,458
Timken Co. (The)	17,147	837,288
Valmont Industries Inc.	4,901	514,164

		7,080,543
MINING—0.29%
Vulcan Materials Co.	25,399	1,114,000

		1,114,000
PACKAGING & CONTAINERS—2.25%
Ball Corp.	35,598	1,397,578
Bemis Co. Inc.	22,473	702,955
Crown Holdings Inc.(a)	32,902	1,186,775
Greif Inc. Class A	5,370	260,177
Owens-Illinois Inc.(a)	35,937	864,285
Packaging Corp. of America	22,253	626,199
Rock-Tenn Co. Class A	15,506	959,201
Sealed Air Corp.	41,768	832,436
Silgan Holdings Inc.	10,193	423,621
Sonoco Products Co.	21,850	683,905
Temple-Inland Inc.	23,431	747,215

		8,684,347
RETAIL—0.47%
Coinstar Inc.(a)(b)	6,671	331,749
MSC Industrial Direct Co. Inc. Class A	10,100	767,802
World Fuel Services Corp.	15,436	700,485

		1,800,036
SEMICONDUCTORS—0.05%
Veeco Instruments Inc.(a)(b)	8,452	206,313

		206,313

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

January 31, 2012

SHIPBUILDING—0.10%
Huntington Ingalls Industries Inc.(a)	9,965	375,481

		375,481
SOFTWARE—1.13%
Broadridge Financial Solutions Inc.	26,808	642,588
Fidelity National Information Services Inc.	56,681	1,618,809
Fiserv Inc.(a)	30,811	1,937,704
ManTech International Corp. Class A	5,090	178,913

		4,378,014
TELECOMMUNICATIONS—0.33%
Anixter International Inc.(a)	6,637	434,790
IPG Photonics Corp.(a)(b)	5,825	307,502
NeuStar Inc. Class A(a)	14,202	518,515

		1,260,807
TEXTILES—0.27%
Cintas Corp.	24,381	903,316
G&K Services Inc. Class A	4,082	134,135

		1,037,451
TRANSPORTATION—13.81%
Alexander & Baldwin Inc.	8,972	424,375
Arkansas Best Corp.	5,524	100,095
C.H. Robinson Worldwide Inc.	35,734	2,459,928
Con-way Inc.	11,970	379,928
CSX Corp.	228,531	5,153,374
Expeditors International of Washington Inc.	46,391	2,071,358
FedEx Corp.	63,998	5,855,177
Forward Air Corp.	6,393	223,755
Genesee & Wyoming Inc. Class A(a)(b)	8,707	540,705
Heartland Express Inc.	11,632	172,386
Hub Group Inc. Class A(a)(b)	8,082	276,647
J.B. Hunt Transport Services Inc.	21,097	1,077,424
Kansas City Southern Industries Inc.(a)	23,884	1,639,398
Kirby Corp.(a)(b)	12,122	809,386
Knight Transportation Inc.	12,341	217,325
Landstar System Inc.	10,193	521,372
Norfolk Southern Corp.	73,155	5,281,791
Old Dominion Freight Line Inc.(a)(b)	11,859	505,430
Ryder System Inc.	11,110	625,271
Teekay Corp.	9,183	251,798
Union Pacific Corp.	105,144	12,019,011
United Parcel Service Inc. Class B	160,326	12,128,662
UTi Worldwide Inc.	22,112	329,248
Werner Enterprises Inc.	11,217	293,100

		53,356,944
TRUCKING & LEASING—0.11%
GATX Corp.	10,124	434,725

		434,725

TOTAL COMMON STOCKS
(Cost: $427,052,164)		385,975,916

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

January 31, 2012

SHORT-TERM INVESTMENTS—3.38%

MONEY MARKET FUNDS—3.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	11,947,653	11,947,653
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	916,192	916,192
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	211,298	211,298

		13,075,143

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,075,143)		13,075,143

TOTAL INVESTMENTS IN SECURITIES—103.29%
(Cost: $440,127,307)		399,051,059
Other Assets, Less Liabilities—(3.29)%		(12,722,362)

NET ASSETS—100.00%		$386,328,697

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.82%

FINANCIAL GUARANTEE INSURANCE—1.39%
Assured Guaranty Ltd.	34,939	$541,904
MBIA Inc.(a)(b)	31,757	391,246

		933,150
INSURANCE BROKERS—2.62%
Arthur J. Gallagher & Co.	23,219	774,122
Brown & Brown Inc.	24,090	548,770
Erie Indemnity Co. Class A	5,708	437,632

		1,760,524
LIFE/HEALTH INSURANCE—26.81%
Aflac Inc.	97,542	4,704,451
American Equity Investment Life Holding Co.	12,433	143,353
CNO Financial Group Inc.(a)(b)	45,481	305,632
Delphi Financial Group Inc. Class A	9,885	439,981
Lincoln National Corp.	63,851	1,375,351
National Western Life Insurance Co. Class A	437	63,129
Primerica Inc.	10,114	247,793
Principal Financial Group Inc.	61,104	1,668,750
Protective Life Corp.	17,569	439,401
Prudential Financial Inc.	100,451	5,749,815
StanCorp Financial Group Inc.	9,244	357,373
Symetra Financial Corp.	16,236	149,696
Torchmark Corp.	21,748	993,231
Unum Group	60,545	1,382,242

		18,020,198
MULTI-LINE INSURANCE—39.04%
ACE Ltd.	70,094	4,878,542
Allstate Corp. (The)	98,415	2,839,273
American Financial Group Inc.	17,993	659,803
American International Group Inc.(b)	89,969	2,259,122
American National Insurance Co.	2,979	217,020
Assurant Inc.	19,574	775,130
Cincinnati Financial Corp.	31,462	1,028,178
CNA Financial Corp.	6,129	168,731
Genworth Financial Inc. Class A(b)	101,198	780,237
Hartford Financial Services Group Inc. (The)	91,953	1,611,017
Horace Mann Educators Corp.	8,324	130,187
Kemper Corp.	9,187	273,497
Loews Corp.	71,419	2,664,643
MetLife Inc.	170,335	6,017,936
Old Republic International Corp.	50,518	499,118
United Fire & Casualty Co.	4,606	90,416
XL Group PLC	66,373	1,345,381

		26,238,231
PROPERTY/CASUALTY INSURANCE—27.74%
Alleghany Corp.(b)	1,708	494,210
AmTrust Financial Services Inc.	4,986	129,287
Arch Capital Group Ltd.(b)	27,450	989,573
Chubb Corp. (The)	57,556	3,879,850

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

January 31, 2012

Employers Holdings Inc.	5,058	90,842
First American Financial Corp.	21,885	324,336
Hanover Insurance Group Inc. (The)	9,431	342,911
Harleysville Group Inc.	2,526	142,770
HCC Insurance Holdings Inc.	22,782	632,428
Infinity Property and Casualty Corp.	2,552	148,731
Markel Corp.(a)(b)	2,009	809,768
Meadowbrook Insurance Group Inc.	11,035	110,019
Mercury General Corp.	4,942	215,965
Navigators Group Inc. (The)(a)(b)	2,526	120,692
OneBeacon Insurance Group Ltd.(a)	4,728	75,081
ProAssurance Corp.	6,051	493,943
Progressive Corp. (The)	124,399	2,522,812
RLI Corp.	3,645	259,961
Safety Insurance Group Inc.	3,009	126,107
Selective Insurance Group Inc.	11,234	201,987
Tower Group Inc.	7,770	167,754
Travelers Companies Inc. (The)	85,431	4,980,627
W.R. Berkley Corp.	23,293	798,251
White Mountains Insurance Group Ltd.	1,297	585,258

		18,643,163
REINSURANCE—2.22%
Allied World Assurance Co. Holdings Ltd.	7,858	483,503
Argo Group International Holdings Ltd.(a)	6,481	186,717
Axis Capital Holdings Ltd.	26,787	824,504

		1,494,724

TOTAL COMMON STOCKS
(Cost: $72,623,737)		67,089,990

SHORT-TERM INVESTMENTS—2.06%

MONEY MARKET FUNDS—2.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	1,240,019	1,240,019
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	95,090	95,090
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	52,746	52,746

		1,387,855

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,387,855)		1,387,855

TOTAL INVESTMENTS IN SECURITIES—101.88%
(Cost: $74,011,592)		68,477,845
Other Assets, Less Liabilities—(1.88)%		(1,266,122)

NET ASSETS—100.00%		$67,211,723

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.87%

DIAGNOSTIC EQUIPMENT—2.36%
Cepheid Inc.(a)	184,837	$8,143,918

		8,143,918
ELECTRONIC MEASURING INSTRUMENTS—0.91%
Analogic Corp.	55,226	3,132,971

		3,132,971
ENTERPRISE SOFTWARE/SERVICES—0.72%
Omnicell Inc.(a)(b)	158,995	2,461,243

		2,461,243
INSTRUMENTS - SCIENTIFIC—11.31%
Thermo Fisher Scientific Inc.(a)	472,970	25,020,113
Waters Corp.(a)	161,131	13,949,111

		38,969,224
MEDICAL - BIOMEDICAL/GENE—1.79%
Bio-Rad Laboratories Inc. Class A(a)	60,815	6,176,372

		6,176,372
MEDICAL INSTRUMENTS—38.43%
Arthrocare Corp.(a)(b)	114,711	3,545,717
Boston Scientific Corp.(a)	2,486,780	14,821,209
Bruker Corp.(a)	336,105	4,772,691
Conceptus Inc.(a)(b)	154,179	1,908,736
Endologix Inc.(a)(b)	249,524	3,238,821
Integra LifeSciences Holdings Corp.(a)(b)	92,358	2,726,408
Intuitive Surgical Inc.(a)	48,988	22,530,071
MAKO Surgical Corp.(a)(b)	143,370	5,129,779
Medtronic Inc.	946,384	36,502,031
Natus Medical Inc.(a)(b)	195,033	2,205,823
NuVasive Inc.(a)(b)	194,882	3,020,671
St. Jude Medical Inc.	469,443	19,580,468
Symmetry Medical Inc.(a)(b)	233,729	1,755,305
Thoratec Corp.(a)	181,631	5,339,951
Volcano Corp.(a)(b)	190,724	5,349,808

		132,427,489
MEDICAL PRODUCTS—36.74%
ABIOMED Inc.(a)(b)	148,887	2,755,898
Accuray Inc.(a)(b)	416,669	2,354,180
CareFusion Corp.(a)	433,614	10,385,055
Covidien PLC	561,135	28,898,453
Hill-Rom Holdings Inc.	181,486	5,990,853
Invacare Corp.	162,322	2,772,460
NxStage Medical Inc.(a)(b)	198,666	3,564,068
Sirona Dental Systems Inc.(a)	151,521	7,326,040
Stryker Corp.	395,765	21,937,254
Varian Medical Systems Inc.(a)	201,499	13,272,739
Wright Medical Group Inc.(a)(b)	184,536	3,127,885

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

January 31, 2012

Zimmer Holdings Inc.(a)	303,535	18,439,751
Zoll Medical Corp.(a)(b)	84,334	5,783,626

		126,608,262
MEDICAL STERILIZATION PRODUCTS—1.51%
Steris Corp.	173,111	5,207,179

		5,207,179
PATIENT MONITORING EQUIPMENT—2.26%
Insulet Corp.(a)(b)	177,079	3,447,728
Masimo Corp.(a)	202,218	4,327,465

		7,775,193
RESPIRATORY PRODUCTS—2.83%
ResMed Inc.(a)	335,306	9,733,933

		9,733,933
ULTRA SOUND IMAGING SYSTEMS—1.01%
SonoSite Inc.(a)(b)	64,752	3,490,780

		3,490,780

TOTAL COMMON STOCKS
(Cost: $364,859,566)		344,126,564

SHORT-TERM INVESTMENTS—8.24%

MONEY MARKET FUNDS—8.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	25,954,045	25,954,045
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	1,990,256	1,990,256
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	456,042	456,042

		28,400,343

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,400,343)		28,400,343

TOTAL INVESTMENTS IN SECURITIES—108.11%
(Cost: $393,259,909)		372,526,907
Other Assets, Less Liabilities—(8.11)%		(27,937,017)

NET ASSETS—100.00%		$344,589,890

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.91%

GAS - DISTRIBUTION—1.22%
Southern Union Co.	106,025	$4,598,304

		4,598,304
OIL - FIELD SERVICES—0.35%
Targa Resources Corp.	31,821	1,318,662

		1,318,662
OIL COMPANIES - INTEGRATED—3.13%
Marathon Petroleum Corp.	309,086	11,813,267

		11,813,267
OIL COMPANIES - EXPLORATION & PRODUCTION—87.74%
Anadarko Petroleum Corp.	406,564	32,817,846
Apache Corp.	313,758	31,024,391
Apco Oil and Gas International Inc.(a)	9,161	707,596
Approach Resources Inc.(b)	20,704	727,332
ATP Oil & Gas Corp.(a)(b)	45,855	322,819
Berry Petroleum Co. Class A	50,914	2,291,639
Bill Barrett Corp.(a)(b)	41,552	1,147,666
BPZ Resources Inc.(a)(b)	110,432	360,008
Cabot Oil & Gas Corp.	184,254	5,877,703
Carrizo Oil & Gas Inc.(a)(b)	34,711	843,130
Chesapeake Energy Corp.	565,107	11,940,711
Cimarex Energy Co.	77,358	4,516,160
Clayton Williams Energy Inc.(a)(b)	9,046	736,254
Cobalt International Energy Inc.(b)	147,770	2,961,311
Comstock Resources Inc.(a)(b)	47,281	569,263
Concho Resources Inc.(b)	90,962	9,702,007
Contango Oil & Gas Co.(a)(b)	13,156	819,356
Continental Resources Inc.(a)(b)	53,243	4,295,645
Denbury Resources Inc.(b)	361,782	6,823,209
Devon Energy Corp.	328,305	20,949,142
Energen Corp.	67,013	3,228,016
EOG Resources Inc.	223,431	23,714,966
EQT Corp.	132,158	6,676,622
EXCO Resources Inc.	145,968	1,147,309
Forest Oil Corp.(b)	108,772	1,414,036
GeoResources Inc.(a)(b)	21,928	671,216
Goodrich Petroleum Corp.(a)(b)	28,353	489,373
Gulfport Energy Corp.(a)(b)	43,760	1,438,391
Hyperdynamics Corp.(a)(b)	141,715	371,293
Kodiak Oil & Gas Corp.(a)(b)	234,791	2,129,554
Magnum Hunter Resources Corp.(a)(b)	128,774	758,479
McMoRan Exploration Co.(a)(b)	103,925	1,219,040
Newfield Exploration Co.(b)	120,930	4,572,363
Noble Energy Inc.	150,950	15,196,137
Northern Oil and Gas Inc.(a)(b)	60,999	1,524,975
Oasis Petroleum Inc.(a)(b)	66,779	2,253,124
Occidental Petroleum Corp.	632,790	63,133,458
Penn Virginia Corp.	47,783	221,235
Petroleum Development Corp.(a)(b)	23,527	732,396
Pioneer Natural Resources Co.	106,650	10,590,345
Plains Exploration & Production Co.(b)	128,496	4,846,869

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

January 31, 2012

QEP Resources Inc.	160,286	4,590,591
Quicksilver Resources Inc.(a)(b)	120,001	601,205
Range Resources Corp.	140,858	8,102,152
Resolute Energy Corp.(a)(b)	51,415	578,419
Rex Energy Corp.(a)(b)	35,783	338,507
Rosetta Resources Inc.(a)(b)	49,907	2,395,037
SandRidge Energy Inc.(a)(b)	360,021	2,800,963
SM Energy Co.	58,117	4,218,132
Southwestern Energy Co.(b)	300,811	9,367,255
Stone Energy Corp.(a)(b)	47,817	1,341,267
Swift Energy Co.(a)(b)	41,514	1,376,189
Ultra Petroleum Corp.(b)	138,010	3,316,380
W&T Offshore Inc.	36,298	784,400
Whiting Petroleum Corp.(b)	106,146	5,316,853

		330,889,735
OIL REFINING & MARKETING—7.47%
Cheniere Energy Inc.(a)(b)	73,487	939,899
CVR Energy Inc.(a)(b)	83,510	2,082,739
HollyFrontier Corp.	177,853	5,218,207
Sunoco Inc.	98,055	3,761,390
Tesoro Corp.(b)	133,501	3,341,530
Valero Energy Corp.	496,175	11,903,238
Western Refining Inc.(a)	55,179	912,109

		28,159,112

TOTAL COMMON STOCKS
(Cost: $431,887,057)		376,779,080

SHORT-TERM INVESTMENTS—5.31%

MONEY MARKET FUNDS—5.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	18,248,208	18,248,208
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	1,399,343	1,399,343
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	361,884	361,884

		20,009,435

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,009,435)		20,009,435

TOTAL INVESTMENTS IN SECURITIES—105.22%
(Cost: $451,896,492)		396,788,515
Other Assets, Less Liabilities—(5.22)%		(19,679,423)

NET ASSETS—100.00%		$377,109,092

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.94%

ENGINEERING / RESEARCH AND DEVELOPMENT SERVICES—1.41%
McDermott International Inc.(a)	557,840	$6,783,335

		6,783,335
MACHINERY - GENERAL INDUSTRIAL—0.88%
Chart Industries Inc.(a)(b)	76,255	4,251,979

		4,251,979
OIL & GAS DRILLING—16.86%
Atwood Oceanics Inc.(a)(b)	138,264	6,357,379
Diamond Offshore Drilling Inc.	144,274	8,988,270
Helmerich & Payne Inc.	197,806	12,206,608
Hercules Offshore Inc.(a)(b)	456,326	2,048,904
Nabors Industries Ltd.(a)	596,708	11,110,703
Noble Corp.(a)	480,219	16,730,830
Parker Drilling Co.(a)(b)	358,407	2,329,646
Patterson-UTI Energy Inc.	353,004	6,661,185
Rowan Companies Inc.(a)	274,923	9,350,131
Unit Corp.(a)(b)	117,765	5,328,866

		81,112,522
OIL - FIELD SERVICES—53.92%
Baker Hughes Inc.	644,894	31,683,642
Basic Energy Services Inc.(a)	97,238	1,751,256
CARBO Ceramics Inc.(b)	47,502	4,619,570
Exterran Holdings Inc.(a)(b)	203,352	1,887,107
Halliburton Co.	1,258,127	46,273,911
Helix Energy Solutions Group Inc.(a)(b)	264,852	4,356,815
Hornbeck Offshore Services Inc.(a)(b)	90,614	2,962,172
Key Energy Services Inc.(a)(b)	375,254	5,433,678
Matrix Service Co.(a)(b)	108,870	1,267,247
Newpark Resources Inc.(a)(b)	276,669	2,252,086
Oceaneering International Inc.	224,380	10,902,624
Oil States International Inc.(a)	112,919	8,998,515
Pioneer Drilling Co.(a)(b)	196,914	1,756,473
RPC Inc.	147,429	2,248,292
Schlumberger Ltd.	1,284,361	96,545,416
SEACOR Holdings Inc.(a)	55,593	5,088,427
Superior Energy Services Inc.(a)(b)	195,730	5,580,262
Tesco Corp.(a)(b)	115,793	1,607,207
Tetra Technologies Inc.(a)(b)	242,843	2,268,154
Weatherford International Ltd.(a)	1,310,276	21,934,020

		259,416,874
OIL FIELD MACHINERY & EQUIPMENT—23.27%
Cameron International Corp.(a)	412,418	21,940,638
Complete Production Services Inc.(a)	188,168	6,341,262
Dresser-Rand Group Inc.(a)	164,283	8,416,218
Dril-Quip Inc.(a)(b)	87,017	5,740,511
FMC Technologies Inc.(a)(b)	409,403	20,924,587
Lufkin Industries Inc.	75,663	5,691,371
National Oilwell Varco Inc.	579,964	42,905,737

		111,960,324

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

January 31, 2012

SEISMIC DATA COLLECTION—0.56%
ION Geophysical Corp.(a)(b)	364,503	2,708,257

		2,708,257
TRANSPORTATION - MARINE—2.10%
GulfMark Offshore Inc. Class A(a)(b)	75,539	3,453,643
Tidewater Inc.	123,393	6,644,713

		10,098,356
TRANSPORTATION - SERVICES—0.94%
Bristow Group Inc.	91,585	4,493,160

		4,493,160

TOTAL COMMON STOCKS
(Cost: $508,460,676)		480,824,807

SHORT-TERM INVESTMENTS—9.35%

MONEY MARKET FUNDS—9.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	41,392,168	41,392,168
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	3,174,110	3,174,110
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	429,744	429,744

		44,996,022

TOTAL SHORT-TERM INVESTMENTS
(Cost: $44,996,022)		44,996,022

TOTAL INVESTMENTS IN SECURITIES—109.29%
(Cost: $553,456,698)		525,820,829
Other Assets, Less Liabilities—(9.29)%		(44,725,742)

NET ASSETS—100.00%		$481,095,087

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. PHARMACEUTICALS INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.86%

CONSUMER PRODUCTS - MISCELLANEOUS—1.18%
Prestige Brands Holdings Inc.(a)(b)	352,540	$4,526,613

		4,526,613
MEDICAL - BIOMEDICAL/GENE—7.44%
AMAG Pharmaceuticals Inc.(a)(b)	162,067	2,661,140
ARIAD Pharmaceuticals Inc.(a)(b)	565,337	8,338,721
Enzon Pharmaceuticals Inc.(a)(b)	374,779	2,672,174
Medicines Co. (The)(a)	241,053	4,849,986
Micromet Inc.(a)(b)	554,803	6,063,997
Spectrum Pharmaceuticals Inc.(a)(b)	290,523	4,087,659

		28,673,677
MEDICAL - DRUGS—71.62%
Abbott Laboratories	488,358	26,444,586
Akorn Inc.(a)(b)	372,065	4,263,865
Alkermes PLC(a)(b)	359,252	6,757,530
Allergan Inc.	198,781	17,474,838
Auxilium Pharmaceuticals Inc.(a)(b)	239,612	4,761,090
Bristol-Myers Squibb Co.	679,306	21,900,825
Eli Lilly and Co.	494,635	19,656,795
Endo Pharmaceuticals Holdings Inc.(a)	245,485	9,124,678
Forest Laboratories Inc.(a)	359,822	11,435,143
Ironwood Pharmaceuticals Inc. Class A(a)	330,435	4,956,525
Jazz Pharmaceuticals PLC(a)(b)	72,320	3,362,880
Johnson & Johnson	561,275	36,993,635
Medicis Pharmaceutical Corp. Class A	193,780	6,412,180
Medivation Inc.(a)(b)	119,903	6,643,825
Merck & Co. Inc.	835,151	31,952,877
Optimer Pharmaceuticals Inc.(a)(b)	284,674	3,692,222
Pfizer Inc.	1,685,400	36,067,560
Rigel Pharmaceuticals Inc.(a)(b)	474,619	4,637,028
Salix Pharmaceuticals Ltd.(a)(b)	149,574	7,209,467
ViroPharma Inc.(a)(b)	243,262	7,246,775
VIVUS Inc.(a)(b)	430,330	5,133,837

		276,128,161
MEDICAL - GENERIC DRUGS—11.33%
Impax Laboratories Inc.(a)(b)	267,092	5,040,026
Mylan Inc.(a)	572,282	11,874,851
Par Pharmaceutical Companies Inc.(a)(b)	154,067	5,563,359
Perrigo Co.	113,556	10,855,954
Watson Pharmaceuticals Inc.(a)	176,611	10,354,703

		43,688,893
MEDICAL PRODUCTS—2.85%
Hospira Inc.(a)	319,282	11,002,458

		11,002,458

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. PHARMACEUTICALS INDEX FUND

January 31, 2012

RESEARCH & DEVELOPMENT—0.81%
AVEO Pharmaceuticals Inc.(a)	236,156	3,112,536

		3,112,536
THERAPEUTICS—4.63%
Questcor Pharmaceuticals Inc.(a)(b)	159,774	5,660,793
Theravance Inc.(a)(b)	253,631	4,499,414
Warner Chilcott PLC Class A(a)	456,122	7,694,778

		17,854,985

TOTAL COMMON STOCKS
(Cost: $356,682,864)		384,987,323

SHORT-TERM INVESTMENTS—15.97%

MONEY MARKET FUNDS—15.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	57,070,859	57,070,859
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	4,376,413	4,376,413
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	119,542	119,542

		61,566,814

TOTAL SHORT-TERM INVESTMENTS
(Cost: $61,566,814)		61,566,814

TOTAL INVESTMENTS IN SECURITIES—115.83%
(Cost: $418,249,678)		446,554,137
Other Assets, Less Liabilities—(15.83)%		(61,024,612)

NET ASSETS—100.00%		$385,529,525

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.83%

REAL ESTATE MANAGEMENT/SERVICES—1.99%
CBRE Group Inc. Class A(a)	2,191,966	$42,304,944
Jones Lang LaSalle Inc.	323,453	25,475,158

		67,780,102
REAL ESTATE OPERATING/DEVELOPMENT—1.97%
Brookfield Office Properties Inc.	1,931,501	33,434,282
Forest City Enterprises Inc. Class A(a)	997,778	13,100,825
Howard Hughes Corp. (The)(a)	188,866	9,787,036
St. Joe Co. (The)(a)(b)	684,717	10,934,931

		67,257,074
REITs - APARTMENTS—14.13%
American Campus Communities Inc.	517,703	22,157,689
Apartment Investment and Management Co. Class A	899,417	22,089,682
AvalonBay Communities Inc.	700,815	95,317,848
BRE Properties Inc. Class A	557,476	28,888,406
Camden Property Trust	530,726	34,231,827
Colonial Properties Trust	650,392	13,905,381
Equity Residential	2,194,844	130,702,960
Essex Property Trust Inc.(b)	252,144	36,308,736
Home Properties Inc.	359,348	21,409,954
Mid-America Apartment Communities Inc.	276,736	17,688,965
Post Properties Inc.	376,058	16,806,032
UDR Inc.	1,633,063	42,492,299

		481,999,779
REITs - DIVERSIFIED—18.60%
American Tower Corp.	2,928,884	186,013,423
Digital Realty Trust Inc.(b)	782,208	55,427,259
Duke Realty Corp.	1,880,936	25,185,733
DuPont Fabros Technology Inc.(b)	466,054	11,884,377
Entertainment Properties Trust	346,345	15,401,962
Lexington Realty Trust	1,038,278	8,929,191
Liberty Property Trust	854,342	28,441,045
Plum Creek Timber Co. Inc.(b)	1,213,379	47,054,838
Potlatch Corp.	298,337	9,105,245
Rayonier Inc.	906,606	41,459,092
Vornado Realty Trust	1,372,987	111,047,188
Washington Real Estate Investment Trust(b)	491,341	14,641,962
Weyerhaeuser Co.	3,978,652	79,652,613

		634,243,928
REITs - HEALTH CARE—11.40%
HCP Inc.	3,025,807	127,174,668
Health Care REIT Inc.	1,414,315	80,912,961
Healthcare Realty Trust Inc.	580,850	12,238,510
Omega Healthcare Investors Inc.	768,308	16,011,539
Senior Housing Properties Trust	1,213,356	27,518,914
Ventas Inc.	2,145,684	125,114,834

		388,971,426

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

January 31, 2012

REITs - HOTELS—4.32%
DiamondRock Hospitality Co.(b)	1,255,224	13,230,061
Hospitality Properties Trust	918,597	22,257,605
Host Hotels & Resorts Inc.(b)	5,262,475	86,409,840
LaSalle Hotel Properties(b)	633,921	17,147,563
Sunstone Hotel Investors Inc.(a)	880,205	8,177,104

		147,222,173
REITs - MANUFACTURED HOMES—0.60%
Equity Lifestyle Properties Inc.	290,114	20,348,596

		20,348,596
REITs - MORTGAGE—7.67%
American Capital Agency Corp.	1,644,203	48,208,032
Annaly Capital Management Inc.(b)	7,221,807	121,615,230
Chimera Investment Corp.(b)	7,651,055	23,259,207
Hatteras Financial Corp.	560,455	15,558,231
Invesco Mortgage Capital Inc.	860,613	13,494,412
MFA Financial Inc.(b)	2,653,777	19,478,723
Redwood Trust Inc.(b)	524,821	6,166,647
Starwood Property Trust Inc.	698,203	13,754,599

		261,535,081
REITs - OFFICE PROPERTY—10.35%
Alexandria Real Estate Equities Inc.	461,795	33,438,576
BioMed Realty Trust Inc.	1,142,122	21,209,205
Boston Properties Inc.	1,085,052	112,899,661
Brandywine Realty Trust	1,004,009	10,682,656
CommonWealth REIT	624,172	12,277,463
Corporate Office Properties Trust	536,730	13,004,968
Douglas Emmett Inc.(b)	950,866	19,882,608
Franklin Street Properties Corp.(b)	546,737	5,571,250
Highwoods Properties Inc.	497,347	16,457,212
Kilroy Realty Corp.(b)	435,594	18,133,778
Mack-Cali Realty Corp.	647,735	18,628,859
Piedmont Office Realty Trust Inc. Class A(b)	1,285,487	23,807,219
SL Green Realty Corp.(b)	636,966	46,836,110

		352,829,565
REITs - OUTLET CENTERS—1.62%
National Retail Properties Inc.(b)	714,178	19,289,948
Realty Income Corp.(b)	993,147	36,150,551

		55,440,499
REITs - REGIONAL MALLS—13.56%
CBL & Associates Properties Inc.(b)	1,048,405	18,210,795
General Growth Properties Inc.	2,867,215	45,244,653
Macerich Co. (The)	983,119	53,383,362
Rouse Properties Inc.(a)	107,574	1,329,614
Simon Property Group Inc.	2,182,072	296,456,302
Tanger Factory Outlet Centers Inc.	640,189	18,885,575
Taubman Centers Inc.	430,996	28,889,662

		462,399,963

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

January 31, 2012

REITs - SHOPPING CENTERS—5.04%
DDR Corp.(b)	1,689,134	23,411,397
Federal Realty Investment Trust(b)	463,579	43,789,672
Kimco Realty Corp.(b)	3,029,205	55,282,991
Regency Centers Corp.	670,674	27,712,250
Weingarten Realty Investors(b)	899,657	21,834,676

		172,030,986
REITs - STORAGE—4.82%
Extra Space Storage Inc.	702,333	18,485,405
Public Storage	1,050,919	145,930,612

		164,416,017
REITs - WAREHOUSE/INDUSTRIAL—3.76%
DCT Industrial Trust Inc.(b)	1,834,601	10,126,998
EastGroup Properties Inc.(b)	201,228	9,558,330
Prologis Inc.	3,420,626	108,468,050

		128,153,378

TOTAL COMMON STOCKS
(Cost: $3,486,089,614)		3,404,628,567

SHORT-TERM INVESTMENTS—10.45%

MONEY MARKET FUNDS—10.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	327,888,403	327,888,403
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	25,143,741	25,143,741
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	3,310,623	3,310,623

		356,342,767

TOTAL SHORT-TERM INVESTMENTS
(Cost: $356,342,767)		356,342,767

TOTAL INVESTMENTS IN SECURITIES—110.28%
(Cost: $3,842,432,381)		3,760,971,334
Other Assets, Less Liabilities—(10.28)%		(350,600,760)

NET ASSETS—100.00%		$3,410,370,574

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.81%

COMMERCIAL BANKS - CENTRAL U.S.—9.67%
Associated Banc-Corp	75,711	$943,359
BOK Financial Corp.	11,637	648,181
Commerce Bancshares Inc.	35,674	1,384,865
Cullen/Frost Bankers Inc.	25,314	1,409,230
First Financial Bankshares Inc.(a)	13,793	470,065
First Midwest Bancorp Inc.	32,507	353,676
FirstMerit Corp.	47,845	750,688
International Bancshares Corp.(a)	25,090	482,230
MB Financial Inc.	23,897	433,731
Old National Bancorp	41,414	487,443
Park National Corp.(a)	5,829	403,542
PrivateBancorp Inc.	28,518	403,244
Prosperity Bancshares Inc.	20,484	850,291
TCF Financial Corp.	66,067	663,313
UMB Financial Corp.	15,259	588,692
Wintrust Financial Corp.	15,583	477,619

		10,750,169
COMMERCIAL BANKS - EASTERN U.S.—9.61%
CapitalSource Inc.	120,326	831,453
F.N.B. Corp.	60,913	713,900
Fulton Financial Corp.	87,493	812,810
M&T Bank Corp.	54,922	4,379,480
National Penn Bancshares Inc.	55,846	485,302
Signature Bank(a)(b)	20,208	1,175,095
Susquehanna Bancshares Inc.	68,482	625,926
Valley National Bancorp(a)	81,733	974,257
Webster Financial Corp.	32,426	687,431

		10,685,654
COMMERCIAL BANKS - SOUTHERN U.S.—14.95%
BancorpSouth Inc.(a)	34,228	384,380
BB&T Corp.	302,335	8,220,489
First Horizon National Corp.	114,392	998,642
Hancock Holding Co.	34,093	1,131,888
IBERIABANK Corp.	12,862	672,425
Popular Inc.(b)	448,053	703,443
Regions Financial Corp.	549,326	2,867,482
Synovus Financial Corp.	286,698	498,854
Trustmark Corp.	24,982	588,826
United Bankshares Inc.(a)	19,713	550,190

		16,616,619
COMMERCIAL BANKS - WESTERN U.S.—7.43%
Bank of Hawaii Corp.	20,629	943,158
Cathay General Bancorp	34,325	540,276
City National Corp.	21,415	982,520
East West Bancorp Inc.	64,742	1,421,734
Glacier Bancorp Inc.	31,552	440,781
PacWest Bancorp	13,753	292,526
SVB Financial Group(a)(b)	18,920	1,098,117
Umpqua Holdings Corp.	50,206	611,007
Westamerica Bancorp	12,500	580,625
Zions Bancorp	79,983	1,346,914

		8,257,658

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

January 31, 2012

SAVINGS & LOANS/THRIFTS - CENTRAL U.S.—1.09%
Capitol Federal Financial Inc.	73,467	848,544
TFS Financial Corp.(b)	40,798	367,182

		1,215,726
SAVINGS & LOANS/THRIFTS - EASTERN U.S.—6.93%
Astoria Financial Corp.	39,330	327,619
First Niagara Financial Group Inc.	129,060	1,235,104
Hudson City Bancorp Inc.	213,470	1,436,653
New York Community Bancorp Inc.	190,464	2,416,988
People’s United Financial Inc.	157,763	1,945,218
Provident Financial Services Inc.	24,859	344,049

		7,705,631
SAVINGS & LOANS/THRIFTS - WESTERN U.S.—0.68%
Washington Federal Inc.	48,309	761,350

		761,350
SUPER-REGIONAL BANKS - U.S.—49.45%
Comerica Inc.	87,711	2,426,963
Fifth Third Bancorp	400,853	5,215,098
Huntington Bancshares Inc.	376,664	2,150,751
KeyCorp	415,856	3,231,201
PNC Financial Services Group Inc. (The)(c)	229,982	13,550,540
SunTrust Banks Inc.	234,241	4,818,337
U.S. Bancorp	835,844	23,587,518

		54,980,408

TOTAL COMMON STOCKS
(Cost: $147,160,027)		110,973,215

SHORT-TERM INVESTMENTS—3.16%

MONEY MARKET FUNDS—3.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	3,178,644	3,178,644
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	243,751	243,751
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	84,831	84,831

		3,507,226

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

January 31, 2012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,507,226)	3,507,226

TOTAL INVESTMENTS IN SECURITIES—102.97%
(Cost: $150,667,253)	114,480,441
Other Assets, Less Liabilities—(2.97)%	(3,298,837)

NET ASSETS—100.00%	$111,181,604

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.94%

COMMERCIAL SERVICES—0.35%
Gartner Inc.(a)(b)	57,671	$2,186,307
SAIC Inc.(a)	218,852	2,814,437

		5,000,744
COMPUTERS—38.64%
Apple Inc.(a)	561,052	256,109,017
Brocade Communications Systems Inc.(a)	274,963	1,542,542
CACI International Inc. Class A(a)(b)	18,498	1,085,648
Cadence Design Systems Inc.(a)(b)	174,484	1,842,551
Cognizant Technology Solutions Corp. Class A(a)	187,474	13,451,259
Computer Sciences Corp.	95,260	2,460,566
Dell Inc.(a)	991,146	17,077,446
Diebold Inc.	38,816	1,230,079
DST Systems Inc.	24,353	1,188,670
Electronics For Imaging Inc.(a)(b)	28,148	483,020
EMC Corp.(a)(b)	1,252,941	32,275,760
Fortinet Inc.(a)	75,743	1,727,698
Hewlett-Packard Co.	1,219,544	34,122,841
Insight Enterprises Inc.(a)(b)	27,737	512,025
International Business Machines Corp.	721,194	138,901,964
j2 Global Inc.	29,276	789,281
Lexmark International Inc. Class A	47,649	1,662,950
Mentor Graphics Corp.(a)(b)	59,244	821,714
MICROS Systems Inc.(a)	52,009	2,585,367
NCR Corp.(a)	95,268	1,784,370
NetApp Inc.(a)	225,819	8,522,409
Riverbed Technology Inc.(a)(b)	93,970	2,249,642
SanDisk Corp.(a)	144,431	6,626,494
Seagate Technology PLC	254,016	5,369,898
Synaptics Inc.(a)	20,335	779,034
Synopsys Inc.(a)	92,889	2,710,501
Teradata Corp.(a)	105,200	5,634,512
Unisys Corp.(a)(b)	23,760	498,247
Western Digital Corp.(a)	140,990	5,124,987

		549,170,492
DISTRIBUTION & WHOLESALE—0.16%
Brightpoint Inc.(a)(b)	41,449	485,782
Ingram Micro Inc. Class A(a)	94,975	1,802,626

		2,288,408
ELECTRONICS—0.37%
Cymer Inc.(a)(b)	17,068	849,816
Garmin Ltd.(b)	71,018	2,961,450
Tech Data Corp.(a)	28,486	1,478,993

		5,290,259
INTERNET—9.25%
AOL Inc.(a)	58,177	943,049
Digital River Inc.(a)(b)	23,910	382,799
EarthLink Inc.	63,286	456,292
Equinix Inc.(a)(b)	28,539	3,423,538

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

January 31, 2012

F5 Networks Inc.(a)	48,699	5,831,218
Google Inc. Class A(a)	153,887	89,271,388
IAC/InterActiveCorp	48,161	2,074,294
Rackspace Hosting Inc.(a)	66,248	2,875,826
Symantec Corp.(a)	458,951	7,889,368
TIBCO Software Inc.(a)	107,248	2,795,955
VeriSign Inc.	100,968	3,741,874
Websense Inc.(a)(b)	26,264	496,390
Yahoo! Inc.(a)	725,625	11,225,419

		131,407,410
OFFICE & BUSINESS EQUIPMENT—0.62%
Pitney Bowes Inc.(b)	119,756	2,271,771
Xerox Corp.	851,762	6,601,156

		8,872,927
SEMICONDUCTORS—19.76%
Advanced Micro Devices Inc.(a)(b)	342,730	2,299,718
Altera Corp.	197,133	7,843,922
Analog Devices Inc.	180,745	7,072,552
Applied Materials Inc.	804,305	9,876,865
Atmel Corp.(a)(b)	262,400	2,547,904
ATMI Inc.(a)(b)	18,509	432,740
Broadcom Corp. Class A(a)	295,358	10,142,594
Cabot Microelectronics Corp.(a)(b)	13,949	703,309
Cavium Inc.(a)(b)	29,092	935,017
Cree Inc.(a)	66,092	1,680,720
Cypress Semiconductor Corp.(a)	102,065	1,755,008
Emulex Corp.(a)(b)	47,548	496,401
Fairchild Semiconductor International Inc.(a)	77,042	1,077,047
Hittite Microwave Corp.(a)(b)	16,739	920,980
Integrated Device Technology Inc.(a)(b)	83,231	527,685
Intel Corp.	3,117,796	82,372,170
International Rectifier Corp.(a)	41,604	948,571
Intersil Corp. Class A	74,771	841,921
KLA-Tencor Corp.	101,822	5,206,159
Lam Research Corp.(a)	75,151	3,200,681
Linear Technology Corp.	127,714	4,255,431
LSI Corp.(a)	345,809	2,617,774
Marvell Technology Group Ltd.(a)	310,649	4,824,379
Maxim Integrated Products Inc.	185,168	4,969,909
MEMC Electronic Materials Inc.(a)	106,180	485,243
Microchip Technology Inc.	119,952	4,427,428
Micron Technology Inc.(a)	516,900	3,923,271
Microsemi Corp.(a)(b)	52,121	1,030,953
NetLogic Microsystems Inc.(a)(b)	41,550	2,069,190
Novellus Systems Inc.(a)	41,788	1,970,304
NVIDIA Corp.(a)	360,345	5,322,296
OmniVision Technologies Inc.(a)	29,759	396,092
ON Semiconductor Corp.(a)	269,137	2,341,492
PMC-Sierra Inc.(a)	137,720	895,180
QLogic Corp.(a)	62,014	1,074,082
QUALCOMM Inc.	1,029,137	60,533,838
Rambus Inc.(a)(b)	61,865	450,996
Rovi Corp.(a)(b)	70,131	2,250,504
Semtech Corp.(a)(b)	39,127	1,115,120
Silicon Laboratories Inc.(a)	26,260	1,151,238
Skyworks Solutions Inc.(a)	112,262	2,422,614
Teradyne Inc.(a)	111,457	1,822,322
Tessera Technologies Inc.(a)	26,516	525,017
Texas Instruments Inc.	702,818	22,757,247

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

January 31, 2012

TriQuint Semiconductor Inc.(a)(b)	86,787	519,854
Xilinx Inc.	163,403	5,857,998

		280,891,736
SOFTWARE—22.24%
ACI Worldwide Inc.(a)(b)	24,682	749,839
Adobe Systems Inc.(a)	306,476	9,485,432
Advent Software Inc.(a)	23,116	606,795
Akamai Technologies Inc.(a)	111,323	3,590,167
Allscripts Healthcare Solutions Inc.(a)	121,016	2,313,826
ANSYS Inc.(a)	58,528	3,540,359
Ariba Inc.(a)(b)	64,441	1,759,239
Aspen Technology Inc.(a)(b)	57,587	1,037,142
athenahealth Inc.(a)(b)	21,566	1,254,710
Autodesk Inc.(a)	142,982	5,147,352
BMC Software Inc.(a)	108,165	3,919,900
CA Inc.	232,512	5,994,159
Cerner Corp.(a)	89,432	5,445,514
Check Point Software Technologies Ltd.(a)(b)	105,232	5,923,509
Citrix Systems Inc.(a)	116,869	7,621,028
CommVault Systems Inc.(a)(b)	27,183	1,277,601
Compuware Corp.(a)	144,108	1,129,807
Concur Technologies Inc.(a)(b)	29,636	1,551,445
CSG Systems International Inc.(a)(b)	24,841	404,163
Fair Isaac Corp.	23,520	852,365
Informatica Corp.(a)	68,297	2,888,963
Intuit Inc.	169,296	9,555,066
JDA Software Group Inc.(a)(b)	28,824	849,443
Microsoft Corp.	4,529,731	133,762,956
Nuance Communications Inc.(a)	145,408	4,147,036
Oracle Corp.	2,377,477	67,044,851
Parametric Technology Corp.(a)(b)	76,366	1,922,132
Progress Software Corp.(a)(b)	43,991	1,026,310
QLIK Technologies Inc.(a)	47,004	1,325,513
Quality Systems Inc.	26,368	1,069,486
Quest Software Inc.(a)(b)	38,668	786,894
Red Hat Inc.(a)	120,886	5,605,484
Salesforce.com Inc.(a)	75,135	8,775,768
SolarWinds Inc.(a)(b)	35,133	1,110,554
Solera Holdings Inc.	45,921	2,193,646
SuccessFactors Inc.(a)	50,180	1,997,164
Ultimate Software Group Inc. (The)(a)(b)	15,830	1,055,703
VeriFone Systems Inc.(a)(b)	62,733	2,678,699
VMware Inc. Class A(a)	52,032	4,748,961

		316,148,981
TELECOMMUNICATIONS—8.55%
Acme Packet Inc.(a)(b)	33,063	966,432
ADTRAN Inc.	38,949	1,348,804
Amdocs Ltd.(a)	122,552	3,607,931
ARRIS Group Inc.(a)(b)	72,415	845,807
Aruba Networks Inc.(a)(b)	54,001	1,197,742
Ciena Corp.(a)(b)	57,111	830,965
Cisco Systems Inc.	3,293,073	64,643,023
Comtech Telecommunications Corp.	15,273	471,325
Corning Inc.	949,664	12,222,176
Finisar Corp.(a)(b)	54,339	1,100,908
Harmonic Inc.(a)(b)	66,812	392,186
Harris Corp.	74,279	3,045,439
InterDigital Inc.(b)	27,589	1,029,622
JDS Uniphase Corp.(a)	135,092	1,714,318

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

January 31, 2012

Juniper Networks Inc.(a)	319,522	6,687,595
Motorola Mobility Holdings Inc.(a)	178,216	6,884,484
Motorola Solutions Inc.	177,945	8,258,427
Plantronics Inc.	27,963	1,041,342
Polycom Inc.(a)	107,100	2,136,645
RF Micro Devices Inc.(a)(b)	166,755	832,107
Sonus Networks Inc.(a)(b)	124,401	320,955
Tellabs Inc.	187,500	712,500
ViaSat Inc.(a)(b)	25,398	1,207,421

		121,498,154

TOTAL COMMON STOCKS
(Cost: $1,340,806,734)		1,420,569,111

SHORT-TERM INVESTMENTS—4.92%

MONEY MARKET FUNDS—4.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	63,974,624	63,974,624
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	4,905,820	4,905,820
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	1,051,819	1,051,819

		69,932,263

TOTAL SHORT-TERM INVESTMENTS
(Cost: $69,932,263)		69,932,263

TOTAL INVESTMENTS IN SECURITIES—104.86%
(Cost: $1,410,738,997)		1,490,501,374
Other Assets, Less Liabilities—(4.86)%		(69,145,343)

NET ASSETS—100.00%		$1,421,356,031

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.99%

HOLDING COMPANIES - DIVERSIFIED—4.29%
Leucadia National Corp.	800,757	$22,229,014

		22,229,014
INTERNET—2.11%
AboveNet Inc.(a)	164,400	10,924,380

		10,924,380
TELECOMMUNICATIONS—93.59%
Alaska Communications Systems Group Inc.(b)	846,924	2,303,633
AT&T Inc.	3,030,263	89,120,035
Atlantic Tele-Network Inc.	139,696	5,041,629
Cbeyond Inc.(a)(b)	571,910	4,861,235
CenturyLink Inc.	1,106,905	40,988,692
Cincinnati Bell Inc.(a)(b)	2,327,174	8,028,750
Consolidated Communications Holdings Inc.	336,463	6,389,432
Crown Castle International Corp.(a)	663,102	32,147,185
Frontier Communications Corp.(b)	3,815,276	16,329,381
General Communication Inc. Class A(a)(b)	537,181	5,592,054
Leap Wireless International Inc.(a)(b)	802,173	6,866,601
Level 3 Communications Inc.(a)(b)	802,398	14,884,483
Lumos Networks Corp.(b)	284,528	4,276,456
MetroPCS Communications Inc.(a)	1,681,096	14,860,889
NII Holdings Inc.(a)	796,088	16,009,330
NTELOS Holdings Corp.	233,953	5,341,147
SBA Communications Corp. Class A(a)(b)	454,277	20,769,545
Shenandoah Telecommunications Co.	430,141	4,245,492
Sprint Nextel Corp.(a)	9,696,950	20,557,534
Telephone & Data Systems Inc.	542,293	14,262,299
tw telecom inc.(a)	782,652	15,770,438
United States Cellular Corp.(a)(b)	172,384	7,907,254
USA Mobility Inc.	357,361	5,056,658
Verizon Communications Inc.	1,839,482	69,274,892
Virgin Media Inc.(b)	1,038,332	24,753,835
Vonage Holdings Corp.(a)(b)	2,189,176	5,538,615
Windstream Corp.	1,946,052	23,488,848

		484,666,342

TOTAL COMMON STOCKS
(Cost: $577,903,684)		517,819,736

SHORT-TERM INVESTMENTS—13.61%

MONEY MARKET FUNDS—13.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	65,362,192	65,362,192
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	5,012,224	5,012,224
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	96,107	96,107

		70,470,523

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

January 31, 2012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $70,470,523)	70,470,523

TOTAL INVESTMENTS IN SECURITIES—113.60%
(Cost: $648,374,207)	588,290,259
Other Assets, Less Liabilities—(13.60)%	(70,407,108)

NET ASSETS—100.00%	$517,883,151

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.93%

ELECTRIC—82.05%
AES Corp. (The)(a)	1,030,883	$13,154,067
ALLETE Inc.	43,456	1,801,251
Alliant Energy Corp.	148,120	6,278,807
Ameren Corp.	322,195	10,194,250
American Electric Power Co. Inc.	647,739	25,624,555
Avista Corp.	77,664	1,968,006
Black Hills Corp.	52,832	1,783,608
Calpine Corp.(a)(b)	516,946	7,547,412
Cleco Corp.	82,207	3,268,550
CMS Energy Corp.	338,738	7,394,651
Consolidated Edison Inc.	390,217	23,007,194
Constellation Energy Group Inc.	242,098	8,819,630
Dominion Resources Inc.	764,502	38,255,680
DTE Energy Co.	226,193	12,035,730
Duke Energy Corp.	1,771,144	37,743,079
Edison International	401,929	16,495,166
El Paso Electric Co.	56,027	1,949,740
Entergy Corp.	237,433	16,473,102
Exelon Corp.	886,401	35,261,032
FirstEnergy Corp.	561,179	23,692,977
GenOn Energy Inc.(a)(b)	1,039,156	2,213,402
Great Plains Energy Inc.	181,809	3,748,902
Hawaiian Electric Industries Inc.	129,029	3,348,303
IDACORP Inc.	66,943	2,821,647
Integrys Energy Group Inc.	104,862	5,443,386
ITC Holdings Corp.	68,910	5,079,356
National Fuel Gas Co.	104,589	5,258,735
NextEra Energy Inc.	565,378	33,837,873
Northeast Utilities	235,032	8,167,362
NorthWestern Corp.	48,380	1,700,073
NRG Energy Inc.(a)(b)	323,774	5,465,305
NSTAR	139,090	6,249,314
NV Energy Inc.	314,044	5,087,513
Pepco Holdings Inc.	302,655	5,950,197
PG&E Corp.	540,253	21,966,687
Pinnacle West Capital Corp.	145,586	6,880,394
PNM Resources Inc.	105,523	1,879,365
Portland General Electric Co.	100,631	2,509,737
PPL Corp.	775,970	21,564,206
Progress Energy Inc.	392,964	21,349,734
Public Service Enterprise Group Inc.	682,905	20,719,338
SCANA Corp.	155,368	6,965,147
Southern Co. (The)	1,151,912	52,481,111
TECO Energy Inc.	271,022	4,891,947
UIL Holdings Corp.	67,548	2,335,810
UniSource Energy Corp.	49,134	1,830,733
Westar Energy Inc.	155,683	4,427,624
Wisconsin Energy Corp.	310,675	10,562,950
Xcel Energy Inc.	650,293	17,297,794

		584,782,432
ENVIRONMENTAL CONTROL—0.31%
Covanta Holding Corp.	155,178	2,217,494

		2,217,494

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

January 31, 2012

GAS—10.38%
AGL Resources Inc.	155,995	6,475,352
Atmos Energy Corp.	121,244	3,929,518
CenterPoint Energy Inc.	530,308	9,794,789
Laclede Group Inc. (The)	27,912	1,162,814
New Jersey Resources Corp.	55,699	2,657,956
NiSource Inc.	377,182	8,573,347
Northwest Natural Gas Co.	35,610	1,693,256
Piedmont Natural Gas Co.(b)	96,565	3,178,920
Questar Corp.	238,149	4,591,513
Sempra Energy	299,783	17,057,653
South Jersey Industries Inc.	39,914	2,190,480
Southwest Gas Corp.	61,429	2,567,732
UGI Corp.	150,320	4,045,111
Vectren Corp.	108,999	3,116,281
WGL Holdings Inc.	68,731	2,931,377

		73,966,099
PIPELINES—5.36%
ONEOK Inc.	129,917	10,803,898
Spectra Energy Corp.	869,703	27,386,947

		38,190,845
WATER—1.83%
American Water Works Co. Inc.	234,310	7,903,276
Aqua America Inc.	186,122	4,105,851
California Water Service Group	56,328	1,039,252

		13,048,379

TOTAL COMMON STOCKS
(Cost: $729,848,808)		712,205,249

SHORT-TERM INVESTMENTS—0.52%

MONEY MARKET FUNDS—0.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	2,940,329	2,940,329
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	225,476	225,476
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	520,905	520,905

		3,686,710

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,686,710)		3,686,710

TOTAL INVESTMENTS IN SECURITIES—100.45%
(Cost: $733,535,518)		715,891,959
Other Assets, Less Liabilities—(0.45)%		(3,181,363)

NET ASSETS—100.00%		$712,710,596

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

January 31, 2012

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED ASIA INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.18%

AUSTRALIA—25.10%
BGP Holdings PLC(a)(b)	539,595	$70
Bunnings Warehouse Property Trust	40,472	75,055
CFS Retail Property Trust	163,512	298,020
Charter Hall Office REIT	38,168	143,999
Charter Hall Retail REIT	23,280	80,408
Commonwealth Property Office Fund	189,304	195,147
Dexus Property Group	373,944	353,694
FKP Property Group	69,568	46,948
Goodman Group	571,976	389,035
GPT Group	143,424	470,990
ING Office Fund	212,136	143,159
Mirvac Group	264,144	346,688
Stockland Corp. Ltd.	184,408	658,491
Westfield Group	179,048	1,617,408
Westfield Retail Trust	236,296	635,343

		5,454,455
HONG KONG—36.71%
Agile Property Holdings Ltd.(c)	112,000	124,934
Champion REIT	200,000	79,180
China Overseas Land & Investment Ltd.	320,000	596,712
China Resources Land Ltd.(c)	176,000	310,942
Country Garden Holdings Co. Ltd.(c)	256,000	109,934
Hang Lung Properties Ltd.	176,000	604,862
Henderson Land Development Co. Ltd.	89,000	483,190
Hongkong Land Holdings Ltd.	136,000	700,400
Hopson Development Holdings Ltd.(c)	48,000	29,588
Hysan Development Co. Ltd.	64,000	251,725
Kerry Properties Ltd.	56,000	214,843
Link REIT (The)	176,000	641,176
New World China Land Ltd.	194,400	46,880
New World Development Co. Ltd.	352,000	385,841
Shenzhen Investment Ltd.	208,000	43,453
Shimao Property Holdings Ltd.	112,000	115,401
Shui On Land Ltd.	204,250	71,117
Sino Land Co. Ltd.	228,800	381,210
SOHO China Ltd.	164,000	107,648
Sun Hung Kai Properties Ltd.	144,000	1,994,403
Wharf (Holdings) Ltd. (The)	120,200	683,580

		7,977,019
JAPAN—25.23%
AEON Mall Co. Ltd.	7,200	159,203
Japan Prime Realty Investment Corp.	56	133,592
Japan Real Estate Investment Corp.	40	349,902
Japan Retail Fund Investment Corp.	144	208,682
Kenedix Realty Investment Corp.	24	70,505
Mitsubishi Estate Co. Ltd.	80,000	1,276,852
Mitsui Fudosan Co. Ltd.	64,000	1,051,698
MORI TRUST Sogo REIT Inc.	8	68,826
Nippon Accommodations Fund Inc.	8	52,669
Nippon Building Fund Inc.	48	430,584
Nomura Real Estate Holdings Inc.	5,600	86,883
Nomura Real Estate Office Fund Inc.	24	128,262

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED ASIA INDEX FUND

January 31, 2012

NTT Urban Development Corp.	104	76,107
ORIX JREIT Inc.	16	68,197
Premier Investment Corp.	16	53,047
Sumitomo Realty & Development Co. Ltd.	40,000	759,607
Tokyo Tatemono Co. Ltd.(b)	24,000	87,816
Tokyu Land Corp.	32,000	133,036
TOKYU REIT Inc.	8	39,974
Top REIT Inc.	16	73,547
United Urban Investment Corp.	160	174,164

		5,483,153
NEW ZEALAND—0.30%
Kiwi Income Property Trust	75,784	65,446

		65,446
SINGAPORE—11.84%
Ascendas Real Estate Investment Trust	160,202	237,908
CapitaCommercial Trust	160,000	136,959
CapitaLand Ltd.	248,000	519,361
CapitaMall Trust Management Ltd.	192,400	261,977
CapitaMalls Asia Ltd.(c)	120,000	126,608
CDL Hospitality Trusts	56,000	79,150
City Developments Ltd.	56,000	439,670
Global Logistic Properties Ltd.(b)	144,000	228,180
Keppel Land Ltd.	56,000	127,085
Mapletree Industrial Trust	96,200	85,794
Mapletree Logistics Trust	128,240	88,839
Suntec REIT	168,000	150,496
Wing Tai Holdings Ltd.	48,000	47,012
Yanlord Land Group Ltd.	48,000	43,954

		2,572,993

TOTAL COMMON STOCKS
(Cost: $23,789,724)		21,553,066

SHORT-TERM INVESTMENTS—2.53%

MONEY MARKET FUNDS—2.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(d)(e)(f)	505,199	505,199
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(d)(e)(f)	38,741	38,741
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	4,898	4,898

		548,838

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED ASIA INDEX FUND

January 31, 2012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $548,838)	548,838

TOTAL INVESTMENTS IN SECURITIES—101.71%
(Cost: $24,338,562)	22,101,904
Other Assets, Less Liabilities—(1.71)%	(371,576)

NET ASSETS—100.00%	$21,730,328

(a)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(b)	Non-income earning security.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED EUROPE INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.81%

AUSTRIA—1.51%
CA Immobilien Anlagen AG(a)	9,027	$88,035
conwert Immobilien Invest SE	8,352	90,352

		178,387
BELGIUM—3.32%
Befimmo SCA	1,800	121,749
Cofinimmo SA	1,449	169,803
Intervest Offices & Warehouses	738	18,723
Leasinvest Real Estate SCA	153	12,876
Warehouses De Pauw SCA	1,017	49,937
Wereldhave Belgium NV	225	20,146

		393,234
FINLAND—1.90%
Citycon OYJ	21,420	70,099
Sponda OYJ	29,052	124,360
Technopolis OYJ	6,543	30,663

		225,122
FRANCE—25.26%
Affine SA	432	7,431
Fonciere des Regions	2,826	186,929
Gecina SA	1,935	184,885
Icade	2,232	181,911
Klepierre	9,756	293,160
Mercialys	4,734	164,469
Societe de la Tour Eiffel	585	30,249
Societe Immobiliere de Location pour l’Industrie et le Commerce	1,341	136,152
Unibail-Rodamco SE	9,396	1,805,615

		2,990,801
GERMANY—6.41%
Alstria Office REIT AG	7,353	87,909
Colonia Real Estate AG(a)	2,295	10,515
Deutsche EuroShop AG	5,328	181,863
Deutsche Wohnen AG Bearer	10,521	139,722
DIC Asset AG	3,600	27,696
GAGFAH SA	9,432	47,437
GSW Immobilien AG(a)	4,230	131,178
IVG Immobilien AG(a)	16,182	38,130
PATRIZIA Immobilien AG(a)	2,691	13,386
Prime Office REIT AG(a)	4,086	20,673
TAG Immobilien AG(a)	7,641	60,015

		758,524
GREECE—0.08%
Eurobank Properties Real Estate Investment Co.	1,953	9,715

		9,715

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED EUROPE INDEX FUND

January 31, 2012

ITALY—0.53%
Beni Stabili SpA	100,539	49,828
Immobiliare Grande Distribuzione SpA	12,528	12,628

		62,456
NETHERLANDS—7.72%
Corio NV	9,504	442,472
Eurocommercial Properties NV	4,194	145,242
Nieuwe Steen Investments NV	6,195	76,230
VastNed Retail NV	1,926	85,772
Wereldhave NV	2,232	163,708

		913,424
NORWAY—0.62%
Norwegian Property ASA	51,012	73,582

		73,582
SPAIN—0.07%
Inmobiliaria Colonial SA(a)	3,519	8,508

		8,508
SWEDEN—7.79%
Castellum AB	17,712	224,996
Fabege AB	17,073	148,932
Hufvudstaden AB Class A	15,687	164,832
Klovern AB	13,095	50,384
Kungsleden AB	14,049	105,738
Wallenstam AB Class B	12,366	121,673
Wihlborgs Fastigheter AB	7,749	105,833

		922,388
SWITZERLAND—8.28%
Allreal Holding AG Registered(a)	693	105,201
Mobimo Holding AG Registered(a)	630	145,648
PSP Swiss Property AG Registered(a)	4,770	398,624
Swiss Prime Site AG Registered(a)	4,203	319,475
Zueblin Immobilien Holding AG Registered(a)(b)	4,680	11,909

		980,857
UNITED KINGDOM—36.32%
A&J Mucklow Group PLC	2,520	12,705
Big Yellow Group PLC	13,680	60,402
British Land Co. PLC	90,873	700,663
Capital & Counties Properties PLC	70,407	210,990
Capital Shopping Centres Group PLC	66,285	338,071
CLS Holdings PLC(a)	2,358	22,531
Daejan Holdings PLC	522	23,164
Derwent London PLC	10,458	276,099
Development Securities PLC	12,816	29,730
F&C Commercial Property Trust Ltd.	52,065	85,119
Grainger PLC	32,616	50,955
Great Portland Estates PLC	32,157	182,836
Hammerson PLC	72,819	433,334
Hansteen Holdings PLC	65,529	75,902
Helical Bar PLC	12,375	36,176

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED EUROPE INDEX FUND

January 31, 2012

ING UK Real Estate Income Trust Ltd.	36,018	24,014
Invista Foundation Property Trust Ltd.	37,278	19,560
IRP Property Investments Ltd.	11,853	14,636
Land Securities Group PLC	79,974	851,240
London & Stamford Property PLC	56,529	93,666
Primary Health Properties PLC	6,876	35,373
Quintain Estates and Development PLC(a)	54,234	33,806
Safestore Holdings PLC	19,602	32,944
SEGRO PLC	76,176	264,221
Shaftesbury PLC	25,722	203,156
St. Modwen Properties PLC	15,750	30,944
Standard Life Investment Property Income Trust PLC	14,319	13,558
UK Commercial Property Trust Ltd.	36,801	43,236
UNITE Group PLC	16,677	46,844
Workspace Group PLC	15,035	53,739

		4,299,614

TOTAL COMMON STOCKS
(Cost: $14,643,602)		11,816,612

PREFERRED STOCKS—0.05%

SWEDEN—0.05%
Klovern AB	327	6,219

		6,219

TOTAL PREFERRED STOCKS
(Cost: $5,435)		6,219

WARRANTS—0.00%

NETHERLANDS—0.00%
Nieuwe Steen Investments NV (Expires 4/01/13)(a)(c)	2,431	—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS—0.14%

MONEY MARKET FUNDS—0.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(d)(e)(f)	12,171	12,171
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(d)(e)(f)	933	933
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	2,813	2,813

		15,917

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED EUROPE INDEX FUND

January 31, 2012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,917)	15,917

TOTAL INVESTMENTS IN SECURITIES—100.00%
(Cost: $14,664,954)	11,838,748
Other Assets, Less Liabilities—(0.00)%	(46)

NET ASSETS—100.00%	$11,838,702

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.38%

AUSTRALIA—15.99%
BGP Holdings PLC(a)(b)	6,603,392	$864
Bunnings Warehouse Property Trust	431,325	799,892
CFS Retail Property Trust	1,780,650	3,245,442
Charter Hall Office REIT	419,715	1,583,485
Charter Hall Retail REIT	255,150	881,272
Commonwealth Property Office Fund	2,067,795	2,131,623
Dexus Property Group	4,092,795	3,871,160
FKP Property Group	743,310	501,620
Goodman Group	6,225,930	4,234,629
GPT Group	1,565,190	5,139,924
ING Office Fund	2,304,450	1,555,150
Mirvac Group	2,888,190	3,790,739
Stockland Corp. Ltd.	1,974,645	7,051,142
Westfield Group	1,947,780	17,595,028
Westfield Retail Trust	2,585,655	6,952,200

		59,334,170
AUSTRIA—0.40%
CA Immobilien Anlagen AG(b)	75,735	738,600
conwert Immobilien Invest SE	69,795	755,041

		1,493,641
BELGIUM—0.83%
Befimmo SCA	13,905	940,515
Cofinimmo SA	11,745	1,376,351
Intervest Offices & Warehouses	5,670	143,844
Leasinvest Real Estate SCA	1,080	90,891
Warehouses De Pauw SCA	7,560	371,215
Wereldhave Belgium NV	1,620	145,053

		3,067,869
CANADA—10.03%
Allied Properties Real Estate Investment Trust	41,310	1,060,297
Artis Real Estate Investment Trust	70,065	1,054,276
Boardwalk Real Estate Investment Trust	40,635	2,126,870
Brookfield Office Properties Inc.	319,410	5,513,274
Calloway Real Estate Investment Trust	90,045	2,410,837
Canadian Apartment Properties Real Estate Investment Trust	69,525	1,584,131
Canadian Real Estate Investment Trust	56,700	2,106,073
Canmarc Canada REIT	43,740	718,787
Chartwell Seniors Housing Real Estate Investment Trust	122,175	1,085,486
Cominar Real Estate Investment Trust	64,800	1,400,871
Crombie Real Estate Investment Trust	31,725	452,378
Dundee Real Estate Investment Trust	55,620	1,856,311
Extendicare Real Estate Investment Trust	68,445	571,939
First Capital Realty Inc.	57,780	1,031,899
H&R Real Estate Investment Trust(c)	140,265	3,258,887
InnVest Real Estate Investment Trust	83,160	410,472
Killam Properties Inc.	38,745	464,778
Morguard Real Estate Investment Trust	35,505	593,019
Northern Property Real Estate Investment Trust	24,366	760,002
NorthWest Healthcare Properties Real Estate Investment Trust	30,105	368,339
Primaris Retail Real Estate Investment Trust	67,635	1,454,741

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

January 31, 2012

RioCan Real Estate Investment Trust	229,635	5,948,963
TransGlobe Apartment Real Estate Investment Trust	46,440	537,173
Whiterock Real Estate Investment Trust	28,755	458,772

		37,228,575
FINLAND—0.51%
Citycon OYJ	186,840	611,457
Sponda OYJ	235,710	1,008,978
Technopolis OYJ	55,620	260,658

		1,881,093
FRANCE—6.63%
Affine SA	3,510	60,375
Fonciere des Regions	23,490	1,553,776
Gecina SA	15,795	1,509,173
Icade	18,495	1,507,369
Klepierre	80,190	2,409,648
Mercialys	38,880	1,350,776
Societe de la Tour Eiffel	4,995	258,279
Societe Immobiliere de Location pour l’Industrie et le Commerce	11,070	1,123,936
Unibail-Rodamco SE	77,220	14,839,250

		24,612,582
GERMANY—1.67%
Alstria Office REIT AG	61,020	729,528
Colonia Real Estate AG(b)	13,230	60,615
Deutsche EuroShop AG	43,470	1,483,782
Deutsche Wohnen AG Bearer	86,130	1,143,833
DIC Asset AG	29,981	230,652
GAGFAH SA	77,490	389,726
GSW Immobilien AG(b)	34,560	1,071,753
IVG Immobilien AG(b)(c)	138,510	326,370
PATRIZIA Immobilien AG(b)	22,680	112,819
Prime Office REIT AG(b)	30,915	156,414
TAG Immobilien AG(b)	63,045	495,174

		6,200,666
HONG KONG—23.36%
Agile Property Holdings Ltd.	1,350,000	1,505,900
Champion REIT	2,160,000	855,142
China Overseas Land & Investment Ltd.(c)	3,510,480	6,546,075
China Resources Land Ltd.(c)	1,890,000	3,339,093
Country Garden Holdings Co. Ltd.(c)	2,835,000	1,217,429
Hang Lung Properties Ltd.	1,890,000	6,495,390
Henderson Land Development Co. Ltd.	945,000	5,130,505
Hongkong Land Holdings Ltd.	1,485,000	7,647,750
Hopson Development Holdings Ltd.(c)	540,000	332,865
Hysan Development Co. Ltd.	675,000	2,654,910
Kerry Properties Ltd.	607,500	2,330,663
Link REIT (The)	1,890,000	6,885,357
New World China Land Ltd.(c)	2,298,200	554,212
New World Development Co. Ltd.	3,780,000	4,143,401
Shenzhen Investment Ltd.(c)	2,430,000	507,654
Shimao Property Holdings Ltd.(c)	1,215,000	1,251,899
Shui On Land Ltd.	2,227,800	775,686
Sino Land Co. Ltd.	2,372,800	3,953,392
SOHO China Ltd.	1,822,797	1,196,471
Sun Hung Kai Properties Ltd.	1,620,000	22,437,036
Wharf (Holdings) Ltd. (The)	1,215,900	6,914,848

		86,675,678

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

January 31, 2012

ISRAEL—0.19%
Azrieli Group Ltd.	29,295	717,339

		717,339
ITALY—0.14%
Beni Stabili SpA	799,875	396,423
Immobiliare Grande Distribuzione SpA	111,915	112,807

		509,230
JAPAN—15.99%
AEON Mall Co. Ltd.	81,000	1,791,030
Japan Prime Realty Investment Corp.	540	1,288,210
Japan Real Estate Investment Corp.	405	3,542,754
Japan Retail Fund Investment Corp.	1,620	2,347,672
Kenedix Realty Investment Corp.	270	793,180
Mitsubishi Estate Co. Ltd.	810,000	12,928,131
Mitsui Fudosan Co. Ltd.	743,000	12,209,561
MORI TRUST Sogo REIT Inc.	135	1,161,443
Nippon Accommodations Fund Inc.	135	888,787
Nippon Building Fund Inc.	540	4,844,066
Nomura Real Estate Holdings Inc.	67,500	1,047,246
Nomura Real Estate Office Fund Inc.	270	1,442,951
NTT Urban Development Corp.	1,215	889,141
ORIX JREIT Inc.	135	575,410
Premier Investment Corp.	135	447,580
Sumitomo Realty & Development Co. Ltd.	405,000	7,691,016
Tokyo Tatemono Co. Ltd.(b)	270,000	987,934
Tokyu Land Corp.	270,000	1,122,492
TOKYU REIT Inc.	135	674,557
Top REIT Inc.	135	620,557
United Urban Investment Corp.	1,890	2,057,311

		59,351,029
NETHERLANDS—2.02%
Corio NV	77,625	3,613,937
Eurocommercial Properties NV	34,830	1,206,194
Nieuwe Steen Investments NV	50,966	627,140
VastNed Retail NV	15,930	709,424
Wereldhave NV	18,225	1,336,732

		7,493,427
NEW ZEALAND—0.19%
Kiwi Income Property Trust	801,090	691,812

		691,812
NORWAY—0.17%
Norwegian Property ASA	434,565	626,837

		626,837
SINGAPORE—7.51%
Ascendas Real Estate Investment Trust	1,755,402	2,606,860
CapitaCommercial Trust	1,755,000	1,502,269
CapitaLand Ltd.	2,700,000	5,654,338

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

January 31, 2012

CapitaMall Trust Management Ltd.	2,025,400	2,757,841
CapitaMalls Asia Ltd.	1,350,000	1,424,334
CDL Hospitality Trusts	675,000	954,035
City Developments Ltd.	540,000	4,239,678
Global Logistic Properties Ltd.(b)	1,620,000	2,567,026
Keppel Land Ltd.	675,000	1,531,831
Mapletree Industrial Trust	1,017,800	907,701
Mapletree Logistics Trust	1,485,210	1,028,891
Suntec REIT(c)	1,890,000	1,693,076
Wing Tai Holdings Ltd.	540,000	528,885
Yanlord Land Group Ltd.(c)	540,000	494,486

		27,891,251
SPAIN—0.02%
Inmobiliaria Colonial SA(b)(c)	24,705	59,732

		59,732
SWEDEN—2.04%
Castellum AB	145,530	1,848,672
Fabege AB	139,725	1,218,854
Hufvudstaden AB Class A	127,710	1,341,917
Klovern AB	106,505	409,791
Kungsleden AB	116,100	873,811
Wallenstam AB Class B	102,060	1,004,203
Wihlborgs Fastigheter AB	63,450	866,574

		7,563,822
SWITZERLAND—2.16%
Allreal Holding AG Registered(b)	5,670	860,735
Mobimo Holding AG Registered(b)	5,130	1,185,992
PSP Swiss Property AG Registered(b)	39,285	3,283,006
Swiss Prime Site AG Registered(b)	34,425	2,616,689
Zueblin Immobilien Holding AG Registered(b)(c)	33,075	84,162

		8,030,584
UNITED KINGDOM—9.53%
A&J Mucklow Group PLC	18,630	93,930
Big Yellow Group PLC	114,480	505,474
British Land Co. PLC	750,465	5,786,354
Capital & Counties Properties PLC	576,855	1,728,673
Capital Shopping Centres Group PLC	550,665	2,808,536
CLS Holdings PLC(b)	18,360	175,432
Daejan Holdings PLC	4,185	185,709
Derwent London PLC	85,185	2,248,952
Development Securities PLC	103,005	238,944
F&C Commercial Property Trust Ltd.	424,980	694,783
Grainger PLC	263,790	412,111
Great Portland Estates PLC	265,410	1,509,047
Hammerson PLC	603,045	3,588,619
Hansteen Holdings PLC	545,805	632,200
Helical Bar PLC	104,355	305,065
ING UK Real Estate Income Trust Ltd.	290,385	193,607
Invista Foundation Property Trust Ltd.	300,780	157,820
IRP Property Investments Ltd.	96,120	118,691
Land Securities Group PLC	659,745	7,022,296
London & Stamford Property PLC	447,390	741,305
Primary Health Properties PLC	55,890	287,523
Quintain Estates and Development PLC(b)	447,660	279,040
Safestore Holdings PLC	156,600	263,186

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

January 31, 2012

SEGRO PLC	628,830	2,181,132
Shaftesbury PLC	211,545	1,670,813
St. Modwen Properties PLC	130,950	257,274
Standard Life Investment Property Income Trust PLC	104,625	99,062
UK Commercial Property Trust Ltd.	292,410	343,541
UNITE Group PLC	137,160	385,273
Workspace Group PLC	129,060	461,297

		35,375,689

TOTAL COMMON STOCKS
(Cost: $349,506,048)		368,805,026

PREFERRED STOCKS—0.01%

SWEDEN—0.01%
Klovern AB	2,642	50,245

		50,245

TOTAL PREFERRED STOCKS
(Cost: $24,608)		50,245

WARRANTS—0.00%

NETHERLANDS—0.00%
Nieuwe Steen Investments NV (Expires 4/01/13)(a)(b)	16,093	2

		2

TOTAL WARRANTS
(Cost: $0)		2

SHORT-TERM INVESTMENTS—2.90%

MONEY MARKET FUNDS—2.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(d)(e)(f)	9,895,920	9,895,920
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(d)(e)(f)	758,857	758,857
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	87,589	87,589

		10,742,366

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,742,366)		10,742,366

TOTAL INVESTMENTS IN SECURITIES—102.29%
(Cost: $360,273,022)		379,597,639
Other Assets, Less Liabilities—(2.29)%		(8,481,844)

NET ASSETS—100.00%		$371,115,795

(a)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(b)	Non-income earning security.

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

January 31, 2012

(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.79%

CANADA—10.18%
Allied Properties Real Estate Investment Trust	1,573	$40,374
Artis Real Estate Investment Trust	2,576	38,761
Boardwalk Real Estate Investment Trust	1,468	76,836
Brookfield Office Properties Inc.	11,574	199,777
Calloway Real Estate Investment Trust	3,283	87,898
Canadian Apartment Properties Real Estate Investment Trust	2,598	59,196
Canadian Real Estate Investment Trust	2,058	76,443
Canmarc Canada REIT	1,692	27,805
Chartwell Seniors Housing Real Estate Investment Trust	4,430	39,359
Cominar Real Estate Investment Trust	2,360	51,019
Crombie Real Estate Investment Trust	1,278	18,223
Dundee Real Estate Investment Trust	2,041	68,118
Extendicare Real Estate Investment Trust	2,484	20,757
First Capital Realty Inc.	2,121	37,879
H&R Real Estate Investment Trust	5,130	119,189
InnVest Real Estate Investment Trust	2,844	14,038
Killam Properties Inc.	1,506	18,066
Morguard Real Estate Investment Trust	1,308	21,847
Northern Property Real Estate Investment Trust	908	28,321
NorthWest Healthcare Properties Real Estate Investment Trust	1,092	13,361
Primaris Retail Real Estate Investment Trust	2,454	52,782
RioCan Real Estate Investment Trust	8,406	217,767
TransGlobe Apartment Real Estate Investment Trust	1,768	20,451
Whiterock Real Estate Investment Trust	1,104	17,614

		1,365,881
UNITED STATES—89.61%
Acadia Realty Trust	1,314	27,620
Agree Realty Corp.	337	8,412
Alexander’s Inc.	63	24,444
Alexandria Real Estate Equities Inc.	1,901	137,651
American Assets Trust Inc.	1,211	26,812
American Campus Communities Inc.	2,178	93,218
Apartment Investment and Management Co. Class A	3,714	91,216
Ashford Hospitality Trust Inc.(a)	2,114	19,047
Associated Estates Realty Corp.	1,302	21,756
AvalonBay Communities Inc.	2,933	398,917
BioMed Realty Trust Inc.(a)	4,728	87,799
Boston Properties Inc.	4,553	473,740
Brandywine Realty Trust	4,133	43,975
BRE Properties Inc. Class A	2,295	118,927
Camden Property Trust	2,424	156,348
Campus Crest Communities Inc.	936	10,006
CapLease Inc.	2,052	8,536
CBL & Associates Properties Inc.(a)	4,566	79,311
Cedar Realty Trust Inc.	2,046	10,210
Chesapeake Lodging Trust	1,000	17,030
Colonial Properties Trust	2,694	57,598
CommonWealth REIT	2,577	50,690
Corporate Office Properties Trust	2,207	53,476
Cousins Properties Inc.	3,225	23,768
CubeSmart(a)	3,787	43,096
DCT Industrial Trust Inc.(a)	7,537	41,604
DDR Corp.(a)	8,538	118,337
DiamondRock Hospitality Co.	5,148	54,260

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

January 31, 2012

Digital Realty Trust Inc.(a)	3,234	229,161
Douglas Emmett Inc.	2,959	61,873
Duke Realty Corp.	7,734	103,558
DuPont Fabros Technology Inc.	1,917	48,884
EastGroup Properties Inc.	829	39,378
Education Realty Trust Inc.	2,824	30,217
Entertainment Properties Trust	1,426	63,414
Equity Lifestyle Properties Inc.(a)	1,258	88,236
Equity One Inc.	1,773	33,421
Equity Residential	9,058	539,404
Essex Property Trust Inc.	1,044	150,336
Extra Space Storage Inc.	2,898	76,275
Federal Realty Investment Trust	1,962	185,331
FelCor Lodging Trust Inc.(b)	3,858	14,699
First Industrial Realty Trust Inc.(b)	2,680	30,766
First Potomac Realty Trust	1,551	23,079
Forest City Enterprises Inc. Class A(b)	4,632	60,818
Franklin Street Properties Corp.	2,562	26,107
General Growth Properties Inc.	14,450	228,021
Getty Realty Corp.	762	12,771
Glimcher Realty Trust	3,326	32,029
Government Properties Income Trust	1,081	26,052
HCP Inc.	12,511	525,837
Health Care REIT Inc.	5,896	337,310
Healthcare Realty Trust Inc.	2,402	50,610
Hersha Hospitality Trust	5,228	28,388
Highwoods Properties Inc.	2,220	73,460
Home Properties Inc.	1,482	88,298
Hospitality Properties Trust	3,810	92,316
Host Hotels & Resorts Inc.	21,763	357,348
Inland Real Estate Corp.	2,736	23,393
Investors Real Estate Trust(a)	2,496	18,520
Kilroy Realty Corp.(a)	1,797	74,809
Kimco Realty Corp.(a)	12,499	228,107
Kite Realty Group Trust(a)	1,939	9,695
LaSalle Hotel Properties(a)	2,574	69,627
Lexington Realty Trust(a)	4,767	40,996
Liberty Property Trust	3,558	118,446
LTC Properties Inc.(a)	936	29,905
Macerich Co. (The)	4,068	220,892
Mack-Cali Realty Corp.	2,670	76,789
Medical Properties Trust Inc.(a)	3,406	36,512
Mid-America Apartment Communities Inc.	1,158	74,019
National Health Investors Inc.(a)	850	41,149
National Retail Properties Inc.	3,210	86,702
Omega Healthcare Investors Inc.(a)	3,164	65,938
Parkway Properties Inc.	673	6,508
Pebblebrook Hotel Trust	1,572	34,867
Pennsylvania Real Estate Investment Trust	1,710	20,999
Piedmont Office Realty Trust Inc. Class A	5,328	98,675
Post Properties Inc.	1,602	71,593
Prologis Inc.	14,140	448,379
PS Business Parks Inc.	558	34,674
Public Storage	3,934	546,275
Ramco-Gershenson Properties Trust	1,200	13,884
Realty Income Corp.(a)	4,104	149,386
Regency Centers Corp.	2,772	114,539
Retail Opportunity Investments Corp.	1,506	17,861
RLJ Lodging Trust	3,282	58,551
Rouse Properties Inc.(b)	542	6,699
Saul Centers Inc.(a)	451	16,074
Senior Housing Properties Trust	5,007	113,559
Simon Property Group Inc.	9,028	1,226,544

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

January 31, 2012

SL Green Realty Corp.	2,635	193,752
Sovran Self Storage Inc.	853	39,682
Strategic Hotels & Resorts Inc.(b)	5,743	35,664
Sun Communities Inc.	816	32,730
Sunstone Hotel Investors Inc.(b)	3,641	33,825
Tanger Factory Outlet Centers Inc.	2,642	77,939
Taubman Centers Inc.	1,780	119,313
UDR Inc.	6,752	175,687
Universal Health Realty Income Trust	393	15,716
Urstadt Biddle Properties Inc. Class A	634	12,401
Ventas Inc.	8,867	517,035
Vornado Realty Trust	5,680	459,398
Washington Real Estate Investment Trust(a)	2,034	60,613
Weingarten Realty Investors(a)	3,714	90,139
Winthrop Realty Trust	741	8,855

		12,022,516

TOTAL COMMON STOCKS
(Cost: $10,912,633)		13,388,397

SHORT-TERM INVESTMENTS—6.71%

MONEY MARKET FUNDS—6.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	828,874	828,874
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	63,561	63,561
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	7,258	7,258

		899,693

TOTAL SHORT-TERM INVESTMENTS
(Cost: $899,693)		899,693

TOTAL INVESTMENTS IN SECURITIES—106.50%
(Cost: $11,812,326)		14,288,090
Other Assets, Less Liabilities—(6.50)%		(871,698)

NET ASSETS—100.00%		$13,416,392

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT INDUSTRIAL/OFFICE CAPPED INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.88%

REITs - DIVERSIFIED—11.33%
Duke Realty Corp.	32,746	$438,469
Gladstone Commercial Corp.	1,496	27,108
Liberty Property Trust	12,837	427,344
Mission West Properties Inc.(a)	3,074	28,834
PS Business Parks Inc.	2,467	153,299

		1,075,054
REITs - OFFICE PROPERTY—63.39%
Alexandria Real Estate Equities Inc.	5,684	411,578
BioMed Realty Trust Inc.	20,966	389,339
Boston Properties Inc.	17,193	1,788,932
Brandywine Realty Trust	18,329	195,020
CommonWealth REIT	11,403	224,297
Corporate Office Properties Trust	9,778	236,921
Douglas Emmett Inc.	13,047	272,813
Franklin Street Properties Corp.	11,282	114,963
Government Properties Income Trust(a)	4,798	115,632
Highwoods Properties Inc.(a)	9,870	326,598
Hudson Pacific Properties Inc.	3,421	52,581
Kilroy Realty Corp.	7,968	331,708
Mack-Cali Realty Corp.	11,835	340,375
MPG Office Trust Inc.(a)(b)	6,960	17,748
Parkway Properties Inc.(a)	2,994	28,952
Piedmont Office Realty Trust Inc. Class A	23,524	435,664
SL Green Realty Corp.	9,954	731,918

		6,015,039
REITs - WAREHOUSE/INDUSTRIAL—25.16%
DCT Industrial Trust Inc.(a)	33,447	184,627
EastGroup Properties Inc.	3,657	173,708
First Industrial Realty Trust Inc.(b)	11,824	135,740
First Potomac Realty Trust(a)	6,797	101,139
Monmouth Real Estate Investment Corp. Class A(a)	4,919	45,796
Prologis Inc.	53,455	1,695,058
STAG Industrial Inc.	2,171	26,009
Terreno Realty Corp.	1,812	25,585

		2,387,662

TOTAL COMMON STOCKS
(Cost: $8,562,250)		9,477,755

SHORT-TERM INVESTMENTS—8.12%

MONEY MARKET FUNDS—8.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	700,424	700,424
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	53,711	53,711
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	16,631	16,631

		770,766

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE NAREIT INDUSTRIAL/OFFICE CAPPED INDEX FUND

January 31, 2012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $770,766)	770,766

TOTAL INVESTMENTS IN SECURITIES—108.00%
(Cost: $9,333,016)	10,248,521
Other Assets, Less Liabilities—(8.00)%	(759,028)

NET ASSETS—100.00%	$9,489,493

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT MORTGAGE PLUS CAPPED INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.93%

FINANCE - MORTGAGE LOAN/BANKER—0.56%
Apollo Residential Mortgage Inc.	82,034	$1,397,039

		1,397,039
REITs - MORTGAGE—99.37%
AG Mortgage Investment Trust Inc.	119,467	2,275,846
American Capital Agency Corp.	1,263,398	37,042,829
American Capital Mortgage Investment Corp.	79,878	1,564,011
Annaly Capital Management Inc.(a)	3,246,498	54,671,026
Anworth Mortgage Asset Corp.(a)	1,055,299	6,859,444
Apollo Commercial Real Estate Finance Inc.(a)	164,237	2,417,569
Arbor Realty Trust Inc.(b)	144,717	613,600
ARMOUR Residential Inc.	834,256	6,014,986
Capstead Mortgage Corp.	680,993	8,818,859
Chimera Investment Corp.	5,881,539	17,879,879
Colony Financial Inc.	262,867	4,458,224
CreXus Investment Corp.	612,014	6,774,995
CYS Investments Inc.(a)	659,514	8,903,439
Dynex Capital Inc.(a)	321,627	2,978,266
Hatteras Financial Corp.	392,012	10,882,253
Invesco Mortgage Capital Inc.	711,537	11,156,900
iStar Financial Inc.(a)(b)	654,331	4,567,231
MFA Financial Inc.	1,532,464	11,248,286
Newcastle Investment Corp.(a)	840,106	4,502,968
NorthStar Realty Finance Corp.(a)	765,689	3,813,131
PennyMac Mortgage Investment Trust(c)	221,760	3,927,370
RAIT Financial Trust(a)	320,127	1,802,315
Redwood Trust Inc.(a)	627,413	7,372,103
Resource Capital Corp.(a)	619,898	3,626,403
Starwood Property Trust Inc.	562,426	11,079,792
Two Harbors Investment Corp.	1,394,616	13,848,537

		249,100,262

TOTAL COMMON STOCKS
(Cost: $249,832,931)		250,497,301

SHORT-TERM INVESTMENTS—8.04%

MONEY MARKET FUNDS—8.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	18,613,436	18,613,436
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	1,427,350	1,427,350
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	121,030	121,030

		20,161,816

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE NAREIT MORTGAGE PLUS CAPPED INDEX FUND

January 31, 2012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,161,816)	20,161,816

TOTAL INVESTMENTS IN SECURITIES—107.97%
(Cost: $269,994,747)	270,659,117
Other Assets, Less Liabilities—(7.97)%	(19,982,609)

NET ASSETS—100.00%	$250,676,508

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.84%

REITs - APARTMENTS—15.54%
American Campus Communities Inc.(a)	9,371	$401,079
Apartment Investment and Management Co. Class A	15,983	392,542
AvalonBay Communities Inc.	12,577	1,710,598
BRE Properties Inc. Class A	9,890	512,500
Camden Property Trust	10,417	671,896
Equity Residential	38,883	2,315,483
Essex Property Trust Inc.(a)	4,474	644,256
Home Properties Inc.	6,386	380,478
Mid-America Apartment Communities Inc.(a)	5,005	319,920
UDR Inc.	28,979	754,033

		8,102,785
REITs - DIVERSIFIED—19.62%
American Tower Corp.	52,454	3,331,353
Digital Realty Trust Inc.(a)	13,883	983,749
Duke Realty Corp.	33,340	446,423
Liberty Property Trust	15,325	510,169
Plum Creek Timber Co. Inc.(a)	21,532	835,011
Rayonier Inc.(a)	15,981	730,811
Vornado Realty Trust	24,369	1,970,965
Weyerhaeuser Co.	70,896	1,419,338

		10,227,819
REITs - HEALTH CARE—12.30%
HCP Inc.	53,702	2,257,095
Health Care REIT Inc.(a)	25,323	1,448,729
Senior Housing Properties Trust	21,554	488,845
Ventas Inc.	38,052	2,218,812

		6,413,481
REITs - HOTELS—3.70%
Hospitality Properties Trust	16,368	396,597
Host Hotels & Resorts Inc.	93,411	1,533,808

		1,930,405
REITs - MORTGAGE—7.24%
American Capital Agency Corp.	29,178	855,499
Annaly Capital Management Inc.	128,175	2,158,467
Chimera Investment Corp.	135,826	412,911
MFA Financial Inc.	47,114	345,817

		3,772,694
REITs - OFFICE PROPERTY—9.82%
Alexandria Real Estate Equities Inc.	8,176	592,024
BioMed Realty Trust Inc.	20,350	377,900
Boston Properties Inc.	19,527	2,031,784
Douglas Emmett Inc.	12,674	265,013
Highwoods Properties Inc.	8,167	270,246
Mack-Cali Realty Corp.	11,487	330,366
Piedmont Office Realty Trust Inc. Class A	22,822	422,664
SL Green Realty Corp.(a)	11,305	831,257

		5,121,254

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

January 31, 2012

REITs - OUTLET CENTERS—1.95%
National Retail Properties Inc.	13,817	373,197
Realty Income Corp.(a)	17,624	641,514

		1,014,711
REITs - REGIONAL MALLS—15.42%
CBL & Associates Properties Inc.	19,629	340,956
General Growth Properties Inc.	62,045	979,070
Macerich Co. (The)	17,447	947,372
Simon Property Group Inc.	38,725	5,261,178
Taubman Centers Inc.	7,656	513,182

		8,041,758
REITs - SHOPPING CENTERS—6.06%
DDR Corp.	36,649	507,955
Federal Realty Investment Trust	8,400	793,464
Kimco Realty Corp.	53,672	979,514
Regency Centers Corp.	11,914	492,286
Weingarten Realty Investors	15,988	388,029

		3,161,248
REITs - STORAGE—4.50%
Public Storage	16,881	2,344,096

		2,344,096
REITs - WAREHOUSE/INDUSTRIAL—3.69%
Prologis Inc.	60,712	1,925,177

		1,925,177

TOTAL COMMON STOCKS
(Cost: $47,542,595)		52,055,428

SHORT-TERM INVESTMENTS—6.61%

MONEY MARKET FUNDS—6.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(b)(c)(d)	3,144,208	3,144,208
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(b)(c)(d)	241,110	241,110
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	62,031	62,031

		3,447,349

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

January 31, 2012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,447,349)	3,447,349

TOTAL INVESTMENTS IN SECURITIES—106.45%
(Cost: $50,989,944)	55,502,777
Other Assets, Less Liabilities—(6.45)%	(3,361,940)

NET ASSETS—100.00%	$52,140,837

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT RESIDENTIAL PLUS CAPPED INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.87%

PROPERTY TRUST—1.03%
Sovran Self Storage Inc.(a)	39,340	$1,830,097

		1,830,097
REITs - APARTMENTS—45.06%
American Campus Communities Inc.	100,072	4,283,082
Apartment Investment and Management Co. Class A(a)	170,611	4,190,206
Associated Estates Realty Corp.	59,777	998,874
AvalonBay Communities Inc.(a)	57,731	7,851,993
BRE Properties Inc. Class A	105,400	5,461,828
Camden Property Trust	111,275	7,177,237
Campus Crest Communities Inc.	43,333	463,230
Colonial Properties Trust(a)	123,165	2,633,268
Education Realty Trust Inc.(a)	129,914	1,390,080
Equity Residential	334,599	19,925,370
Essex Property Trust Inc.(a)	47,760	6,877,440
Home Properties Inc.	68,166	4,061,330
Mid-America Apartment Communities Inc.	53,419	3,414,542
Post Properties Inc.	73,268	3,274,347
UDR Inc.	303,230	7,890,045

		79,892,872
REITs - HEALTH CARE—36.08%
Cogdell Spencer Inc.	71,618	304,377
HCP Inc.	462,126	19,423,156
Health Care REIT Inc.(a)	142,950	8,178,170
Healthcare Realty Trust Inc.(a)	109,919	2,315,993
LTC Properties Inc.(a)	42,842	1,368,802
Medical Properties Trust Inc.(a)	157,071	1,683,801
National Health Investors Inc.(a)	39,208	1,898,059
Omega Healthcare Investors Inc.(a)	145,606	3,034,429
Sabra Healthcare REIT Inc.	52,070	740,435
Senior Housing Properties Trust	229,708	5,209,778
Universal Health Realty Income Trust(a)	17,872	714,701
Ventas Inc.(a)	327,456	19,093,959

		63,965,660
REITs - MANUFACTURED HOMES—3.25%
Equity Lifestyle Properties Inc.	57,619	4,041,397
Sun Communities Inc.(a)	37,359	1,498,469
UMH Properties Inc.	21,038	216,902

		5,756,768
REITs - STORAGE—14.45%
CubeSmart(a)	173,101	1,969,889
Extra Space Storage Inc.	132,463	3,486,426
Public Storage	145,265	20,171,498

		25,627,813

TOTAL COMMON STOCKS
(Cost: $163,123,572)		177,073,210

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE NAREIT RESIDENTIAL PLUS CAPPED INDEX FUND

January 31, 2012

SHORT-TERM INVESTMENTS—14.74%

MONEY MARKET FUNDS—14.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(b)(c)(d)	24,094,464	24,094,464
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(b)(c)(d)	1,847,656	1,847,656
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	202,843	202,843

		26,144,963

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,144,963)		26,144,963

TOTAL INVESTMENTS IN SECURITIES—114.61%
(Cost: $189,268,535)		203,218,173
Other Assets, Less Liabilities—(14.61)%		(25,908,284)

NET ASSETS—100.00%		$177,309,889

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT RETAIL CAPPED INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.83%

REITs - OUTLET CENTERS—9.78%
Agree Realty Corp.	1,724	$43,031
Getty Realty Corp.	3,871	64,878
National Retail Properties Inc.	14,604	394,454
Realty Income Corp.	11,042	401,929

		904,292
REITs - REGIONAL MALLS—53.11%
CBL & Associates Properties Inc.	22,990	399,336
General Growth Properties Inc.	44,520	702,526
Glimcher Realty Trust(a)	16,671	160,542
Macerich Co. (The)(a)	12,519	679,782
Pennsylvania Real Estate Investment Trust(a)	8,591	105,497
Rouse Properties Inc.(b)	1,671	20,653
Simon Property Group Inc.	15,059	2,045,916
Tanger Factory Outlet Centers Inc.(a)	13,270	391,465
Taubman Centers Inc.	6,032	404,325

		4,910,042
REITs - SHOPPING CENTERS—36.94%
Acadia Realty Trust	6,607	138,879
Alexander’s Inc.(a)	315	122,220
Cedar Realty Trust Inc.	10,452	52,156
DDR Corp.	32,024	443,853
Equity One Inc.(a)	8,894	167,652
Excel Trust Inc.	5,186	65,862
Federal Realty Investment Trust	4,159	392,859
Inland Real Estate Corp.	13,776	117,785
Kimco Realty Corp.	38,512	702,844
Kite Realty Group Trust(a)	9,814	49,070
Ramco-Gershenson Properties Trust(a)	6,024	69,698
Regency Centers Corp.	10,220	422,290
Retail Opportunity Investments Corp.	7,569	89,768
Saul Centers Inc.	2,235	79,655
Urstadt Biddle Properties Inc. Class A	3,217	62,925
Weingarten Realty Investors	18,042	437,879

		3,415,395

TOTAL COMMON STOCKS
(Cost: $8,202,522)		9,229,729

SHORT-TERM INVESTMENTS—13.43%

MONEY MARKET FUNDS—13.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	1,147,598	1,147,598
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	88,002	88,002
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	6,067	6,067

		1,241,667

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE NAREIT RETAIL CAPPED INDEX FUND

January 31, 2012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,241,667)	1,241,667

TOTAL INVESTMENTS IN SECURITIES—113.26%
(Cost: $9,444,189)	10,471,396
Other Assets, Less Liabilities—(13.26)%	(1,226,096)

NET ASSETS—100.00%	$9,245,300

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® HIGH DIVIDEND EQUITY FUND

January 31, 2012

Security	Shares	Value
COMMON STOCKS—99.86%
AEROSPACE & DEFENSE—1.99%
Lockheed Martin Corp.	167,538	$13,791,728
Raytheon Co.	166,076	7,969,987

		21,761,715
AGRICULTURE—11.53%
Altria Group Inc.	1,479,676	42,022,798
Lorillard Inc.	79,644	8,552,969
Philip Morris International Inc.	897,567	67,111,085
Reynolds American Inc.	221,505	8,689,641

		126,376,493
BANKS—0.37%
Bank of Hawaii Corp.	26,633	1,217,661
Trustmark Corp.	30,031	707,830
Valley National Bancorp(a)	132,115	1,574,811
Westamerica Bancorp	12,531	582,065

		4,082,367
COMMERCIAL SERVICES—0.56%
Healthcare Services Group Inc.	27,707	517,844
Paychex Inc.	177,122	5,579,343

		6,097,187
COSMETICS & PERSONAL CARE—6.37%
Procter & Gamble Co. (The)	1,107,764	69,833,443

		69,833,443
DIVERSIFIED FINANCIAL SERVICES—0.55%
Federated Investors Inc. Class B(a)	80,265	1,370,926
Greenhill & Co. Inc.	16,764	780,532
NYSE Euronext Inc.	147,549	3,918,901

		6,070,359
ELECTRIC—13.39%
ALLETE Inc.	20,171	836,088
Alliant Energy Corp.	55,815	2,365,998
Ameren Corp.	146,362	4,630,894
American Electric Power Co. Inc.	285,322	11,287,338
Cleco Corp.	26,570	1,056,423
CMS Energy Corp.	127,843	2,790,813
Consolidated Edison Inc.	149,118	8,791,997
Dominion Resources Inc.	276,495	13,835,810
DTE Energy Co.	95,222	5,066,763
Duke Energy Corp.	795,577	16,953,746
Entergy Corp.	102,899	7,139,133
Exelon Corp.	400,024	15,912,955
MGE Energy Inc.	10,057	451,157
NextEra Energy Inc.	203,327	12,169,121
Northeast Utilities	84,074	2,921,572
NSTAR	49,779	2,236,570

Schedule of Investments (Unaudited) (Continued)

iSHARES® HIGH DIVIDEND EQUITY FUND

January 31, 2012

Pinnacle West Capital Corp.	63,560	3,003,846
Portland General Electric Co.	40,294	1,004,932
SCANA Corp.	65,475	2,935,244
Southern Co. (The)	456,947	20,818,505
TECO Energy Inc.	118,288	2,135,098
Westar Energy Inc.	68,743	1,955,051
Xcel Energy Inc.	242,679	6,455,261

		146,754,315
ENVIRONMENTAL CONTROL—0.71%
Waste Management Inc.	222,610	7,737,924

		7,737,924
FOOD—4.91%
Campbell Soup Co.	89,884	2,849,323
ConAgra Foods Inc.	196,986	5,253,616
H.J. Heinz Co.	147,580	7,652,023
Kellogg Co.	106,248	5,261,401
Kraft Foods Inc. Class A	651,660	24,958,578
Sysco Corp.	260,415	7,841,096

		53,816,037
GAS—0.67%
Questar Corp.	75,685	1,459,207
Sempra Energy	103,227	5,873,616

		7,332,823
HEALTH CARE - PRODUCTS—0.03%
Meridian Bioscience Inc.	21,312	371,681

		371,681
HOUSEHOLD PRODUCTS & WARES—1.28%
Kimberly-Clark Corp.	195,831	14,013,666

		14,013,666
INSURANCE—0.17%
Arthur J. Gallagher & Co.	57,201	1,907,081

		1,907,081
IRON & STEEL—0.53%
Nucor Corp.	130,883	5,822,985

		5,822,985
MANUFACTURING—0.06%
Hillenbrand Inc.	27,713	649,870

		649,870
MEDIA—0.01%
World Wrestling Entertainment Inc. Class A(a)	16,201	153,748

		153,748

Schedule of Investments (Unaudited) (Continued)

iSHARES® HIGH DIVIDEND EQUITY FUND

January 31, 2012

OIL & GAS—3.53%
ConocoPhillips	567,703	38,723,022

		38,723,022
PACKAGING & CONTAINERS—0.12%
Bemis Co. Inc.	42,267	1,322,112

		1,322,112
PHARMACEUTICALS—28.46%
Abbott Laboratories	683,344	37,003,078
Bristol-Myers Squibb Co.	844,069	27,212,784
Eli Lilly and Co.	613,843	24,394,121
Johnson & Johnson	1,208,618	79,660,012
Merck & Co. Inc.	1,644,296	62,910,765
Pfizer Inc.	3,770,445	80,687,523

		311,868,283
PIPELINES—0.89%
Spectra Energy Corp.	307,945	9,697,188

		9,697,188
RETAIL—0.27%
Darden Restaurants Inc.	65,154	2,988,614

		2,988,614
SAVINGS & LOANS—0.06%
Northwest Bancshares Inc.	50,699	624,612

		624,612
SEMICONDUCTORS—5.79%
Intel Corp.	2,030,383	53,642,719
Linear Technology Corp.	84,862	2,827,602
Maxim Integrated Products Inc.	129,709	3,481,389
Microchip Technology Inc.	94,789	3,498,662

		63,450,372
SOFTWARE—0.07%
Quality Systems Inc.	18,378	745,412

		745,412
TELECOMMUNICATIONS—16.99%
AT&T Inc.	3,708,791	109,075,543
Verizon Communications Inc.	1,850,469	69,688,663
Windstream Corp.	620,549	7,490,026

		186,254,232
TOYS, GAMES & HOBBIES—0.55%
Hasbro Inc.	49,158	1,716,106
Mattel Inc.	138,950	4,307,450

		6,023,556

Schedule of Investments (Unaudited) (Continued)

iSHARES® HIGH DIVIDEND EQUITY FUND

January 31, 2012

TOTAL COMMON STOCKS
(Cost: $1,061,168,634)		1,094,479,097
SHORT-TERM INVESTMENTS—0.16%
MONEY MARKET FUNDS—0.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(b)(c)(d)	1,401,615	1,401,615
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(b)(c)(d)	107,481	107,481
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	210,978	210,978

		1,720,074

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,720,074)		1,720,074

TOTAL INVESTMENTS IN SECURITIES—100.02%
(Cost: $1,062,888,708)		1,096,199,171
Other Assets, Less Liabilities—(0.02)%		(179,772)

NET ASSETS—100.00%		$1,096,019,399

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

January 31, 2012

Security	Shares	Value
COMMON STOCKS—99.85%
ADVERTISING—0.33%
Omnicom Group Inc.	18,860	$860,205

		860,205
AEROSPACE & DEFENSE—2.90%
Boeing Co. (The)	45,230	3,355,161
United Technologies Corp.	54,083	4,237,403

		7,592,564
AGRICULTURE—3.81%
Lorillard Inc.	9,239	992,176
Philip Morris International Inc.	120,139	8,982,793

		9,974,969
BANKS—8.25%
Bank of America Corp.	689,834	4,918,517
Bank of New York Mellon Corp. (The)	84,912	1,709,279
State Street Corp.	33,584	1,315,821
U.S. Bancorp	130,837	3,692,220
Wells Fargo & Co.	340,835	9,955,790

		21,591,627
BEVERAGES—2.68%
PepsiCo Inc.	106,931	7,022,159

		7,022,159
BIOTECHNOLOGY—1.56%
Amgen Inc.	59,966	4,072,291

		4,072,291
CHEMICALS—2.48%
Air Products and Chemicals Inc.	13,602	1,197,384
CF Industries Holdings Inc.	4,869	863,663
E.I. du Pont de Nemours and Co.	63,738	3,243,627
Mosaic Co. (The)	20,937	1,171,844

		6,476,518
COMPUTERS—5.94%
International Business Machines Corp.	80,617	15,526,834

		15,526,834
COSMETICS & PERSONAL CARE—4.53%
Procter & Gamble Co. (The)	187,942	11,847,864

		11,847,864
DIVERSIFIED FINANCIAL SERVICES—1.67%
American Express Co.	70,352	3,527,449
Ameriprise Financial Inc.	15,515	830,828

		4,358,277

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

January 31, 2012

ELECTRICAL COMPONENTS & EQUIPMENT—1.00%
Emerson Electric Co.	50,920	2,616,270

		2,616,270
ELECTRONICS—2.09%
Honeywell International Inc.	48,782	2,831,307
TE Connectivity Ltd.(a)	29,652	1,011,133
Tyco International Ltd.(a)	32,018	1,631,317

		5,473,757
FOOD—2.20%
General Mills Inc.	41,444	1,650,715
H.J. Heinz Co.	22,037	1,142,618
Kellogg Co.	16,831	833,471
Kroger Co. (The)	38,028	903,545
Sysco Corp.	40,362	1,215,300

		5,745,649
HEALTH CARE - PRODUCTS—2.99%
Baxter International Inc.	39,263	2,178,311
Becton, Dickinson and Co.	14,074	1,103,542
Covidien PLC(a)	33,815	1,741,473
Medtronic Inc.	72,531	2,797,521

		7,820,847
HEALTH CARE - SERVICES—2.59%
Aetna Inc.	24,800	1,083,760
Cigna Corp.	19,528	875,440
Humana Inc.	11,190	996,134
UnitedHealth Group Inc.	73,635	3,813,557

		6,768,891
HOUSEHOLD PRODUCTS & WARES—0.73%
Kimberly-Clark Corp.	26,890	1,924,248

		1,924,248
INSURANCE—3.43%
Aflac Inc.	32,171	1,551,607
Aon Corp.	22,361	1,082,943
Berkshire Hathaway Inc. Class B(b)	65,843	5,160,116
Marsh & McLennan Companies Inc.	37,099	1,171,958

		8,966,624
INTERNET—0.33%
Symantec Corp.(b)	50,422	866,754

		866,754
LEISURE TIME—0.32%
Carnival Corp.	27,413	827,873

		827,873

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

January 31, 2012

MACHINERY—3.08%
Caterpillar Inc.	40,029	4,367,964
Cummins Inc.	11,928	1,240,512
Deere & Co.	28,310	2,438,907

		8,047,383
MANUFACTURING—0.89%
Illinois Tool Works Inc.	28,336	1,502,658
Parker Hannifin Corp.	10,342	834,393

		2,337,051
MEDIA—5.93%
CBS Corp. Class B NVS	42,761	1,217,833
McGraw-Hill Companies Inc. (The)	20,039	921,794
News Corp. Class A NVS	124,144	2,337,632
News Corp. Class B	29,832	580,829
Time Warner Cable Inc.	21,789	1,606,285
Time Warner Inc.	68,435	2,536,201
Viacom Inc. Class A	709	37,414
Viacom Inc. Class B NVS	35,827	1,685,302
Walt Disney Co. (The)	117,917	4,586,971

		15,510,261
OIL & GAS—3.71%
Anadarko Petroleum Corp.	34,038	2,747,547
Apache Corp.	26,182	2,588,876
Hess Corp.	20,940	1,178,922
Marathon Petroleum Corp.	24,286	928,211
Noble Energy Inc.	12,068	1,214,886
Transocean Ltd.	21,890	1,035,397

		9,693,839
PHARMACEUTICALS—4.57%
Abbott Laboratories	106,462	5,764,917
Bristol-Myers Squibb Co.	117,530	3,789,167
Cardinal Health Inc.	23,581	1,014,691
McKesson Corp.	16,811	1,373,795

		11,942,570
PIPELINES—0.98%
El Paso Corp.	52,256	1,404,119
Williams Companies Inc. (The)	39,892	1,149,687

		2,553,806
REAL ESTATE INVESTMENT TRUSTS—4.18%
AvalonBay Communities Inc.(a)	6,433	874,952
Boston Properties Inc.(a)	9,967	1,037,066
Equity Residential	20,176	1,201,481
General Growth Properties Inc.	26,384	416,340
HCP Inc.	27,787	1,167,888
Public Storage	9,626	1,336,666
Simon Property Group Inc.(a)	20,020	2,719,917
Ventas Inc.	19,686	1,147,891
Vornado Realty Trust(a)	12,609	1,019,816

		10,922,017

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

January 31, 2012

RETAIL—11.54%
CVS Caremark Corp.	92,010	3,841,418
Home Depot Inc. (The)	105,447	4,680,792
Kohl’s Corp.	17,381	799,352
Lowe’s Companies Inc.	86,234	2,313,658
McDonald’s Corp.	70,568	6,989,760
Target Corp.	41,857	2,126,754
Wal-Mart Stores Inc.	121,129	7,432,476
Walgreen Co.	60,073	2,004,035

		30,188,245
SEMICONDUCTORS—3.52%
Intel Corp.	348,276	9,201,452

		9,201,452
SOFTWARE—5.91%
Activision Blizzard Inc.	29,034	358,279
Microsoft Corp.	511,147	15,094,171

		15,452,450
TELECOMMUNICATIONS—3.63%
Cisco Systems Inc.	367,686	7,217,676
Corning Inc.	106,794	1,374,439
Motorola Solutions Inc.	19,602	909,729

		9,501,844
TRANSPORTATION—2.08%
CSX Corp.	71,893	1,621,187
United Parcel Service Inc. Class B	50,401	3,812,836

		5,434,023

TOTAL COMMON STOCKS
(Cost: $228,035,128)		261,119,162
SHORT-TERM INVESTMENTS—1.81%
MONEY MARKET FUNDS—1.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	4,305,470	4,305,470
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	330,160	330,160
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	108,958	108,958

		4,744,588

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

January 31, 2012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,744,588)	4,744,588

TOTAL INVESTMENTS IN SECURITIES—101.66%
(Cost: $232,779,716)	265,863,750
Other Assets, Less Liabilities—(1.66)%	(4,340,358)

NET ASSETS—100.00%	$261,523,392

NVS - Non-Voting Shares

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.86%

AEROSPACE & DEFENSE—0.50%
Goodrich Corp.	15,158	$1,890,961

		1,890,961
APPAREL—2.58%
Coach Inc.	35,130	2,460,857
Nike Inc. Class B	45,819	4,764,718
Ralph Lauren Corp.	7,483	1,137,416
VF Corp.	10,527	1,384,195

		9,747,186
AUTO MANUFACTURERS—0.51%
PACCAR Inc.	43,534	1,924,203

		1,924,203
AUTO PARTS & EQUIPMENT—0.70%
Johnson Controls Inc.	82,620	2,624,837

		2,624,837
BEVERAGES—4.54%
Coca-Cola Co. (The)	253,819	17,140,397

		17,140,397
BIOTECHNOLOGY—3.63%
Alexion Pharmaceuticals Inc.(a)	22,423	1,721,189
Biogen Idec Inc.(a)	29,403	3,467,202
Celgene Corp.(a)	55,764	4,054,043
Gilead Sciences Inc.(a)(b)	91,296	4,458,897

		13,701,331
CHEMICALS—2.98%
Ecolab Inc.	32,910	1,989,080
Monsanto Co.	64,992	5,332,594
Praxair Inc.	36,900	3,918,780

		11,240,454
COAL—0.30%
Peabody Energy Corp.	32,861	1,120,231

		1,120,231
COMMERCIAL SERVICES—4.16%
Automatic Data Processing Inc.	59,858	3,279,021
MasterCard Inc. Class A	12,861	4,572,986
Visa Inc. Class A	63,594	6,400,100
Western Union Co.	75,222	1,436,740

		15,688,847

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

January 31, 2012

COMPUTERS—18.00%
Accenture PLC Class A	77,863	4,464,665
Apple Inc.(a)	112,676	51,434,341
Cognizant Technology Solutions Corp. Class A(a)	36,887	2,646,642
EMC Corp.(a)	247,937	6,386,857
NetApp Inc.(a)	44,773	1,689,733
SanDisk Corp.(a)	28,956	1,328,501

		67,950,739
COSMETICS & PERSONAL CARE—1.75%
Colgate-Palmolive Co.	54,399	4,935,077
Estee Lauder Companies Inc. (The) Class A	28,672	1,660,969

		6,596,046
DISTRIBUTION & WHOLESALE—0.36%
W.W. Grainger Inc.	7,163	1,366,271

		1,366,271
DIVERSIFIED FINANCIAL SERVICES—2.45%
BlackRock Inc.(c)	12,338	2,245,516
Charles Schwab Corp. (The)	125,104	1,457,462
CME Group Inc.	7,761	1,858,837
Franklin Resources Inc.	18,124	1,922,956
T. Rowe Price Group Inc.	30,706	1,776,035

		9,260,806
ELECTRONICS—1.12%
Agilent Technologies Inc.(a)	41,934	1,780,937
Thermo Fisher Scientific Inc.(a)	46,584	2,464,294

		4,245,231
FOOD—0.68%
Hershey Co. (The)	18,807	1,148,731
Whole Foods Market Inc.	18,998	1,406,422

		2,555,153
HEALTH CARE - PRODUCTS—1.54%
Intuitive Surgical Inc.(a)	4,783	2,199,750
St. Jude Medical Inc.	39,644	1,653,551
Stryker Corp.	35,686	1,978,075

		5,831,376
INSURANCE—0.41%
Loews Corp.	41,927	1,564,296

		1,564,296
INTERNET—9.52%
Amazon.com Inc.(a)	42,832	8,328,254
eBay Inc.(a)	134,615	4,253,834
Google Inc. Class A(a)	30,898	17,924,239
Priceline.com Inc.(a)	6,050	3,203,354
Yahoo! Inc.(a)	143,921	2,226,458

		35,936,139

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

January 31, 2012

LODGING—1.27%
Las Vegas Sands Corp.(a)	47,847	2,349,766
Marriott International Inc. Class A	35,526	1,223,871
Wynn Resorts Ltd.	10,767	1,240,681

		4,814,318
MANUFACTURING—2.76%
3M Co.	78,111	6,773,005
Danaher Corp.	69,159	3,631,539

		10,404,544
MEDIA—3.39%
Comcast Corp. Class A	253,973	6,753,142
Comcast Corp. Class A Special	79,012	2,014,016
DIRECTV Class A(a)	89,733	4,038,882

		12,806,040
METAL FABRICATE & HARDWARE—0.76%
Precision Castparts Corp.	17,490	2,862,763

		2,862,763
MINING—0.96%
Newmont Mining Corp.	58,761	3,612,626

		3,612,626
OIL & GAS—3.87%
EOG Resources Inc.	32,627	3,463,030
Occidental Petroleum Corp.	98,431	9,820,461
Southwestern Energy Co.(a)	42,049	1,309,406

		14,592,897
OIL & GAS SERVICES—6.46%
Baker Hughes Inc.	52,789	2,593,524
Cameron International Corp.(a)	29,581	1,573,709
Halliburton Co.	111,775	4,111,084
National Oilwell Varco Inc.	51,373	3,800,575
Schlumberger Ltd.	164,000	12,327,880

		24,406,772
PHARMACEUTICALS—2.87%
Allergan Inc.	37,376	3,285,724
Express Scripts Inc.(a)(b)	55,031	2,815,386
Mead Johnson Nutrition Co. Class A	24,857	1,841,655
Medco Health Solutions Inc.(a)	46,861	2,906,319

		10,849,084
PIPELINES—0.12%
Kinder Morgan Inc.(b)	13,498	438,280

		438,280

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

January 31, 2012

REAL ESTATE INVESTMENT TRUSTS—0.80%
American Tower Corp.	47,770	3,033,873

		3,033,873
RETAIL—5.40%
AutoZone Inc.(a)	3,633	1,263,848
Bed Bath & Beyond Inc.(a)(b)	29,736	1,804,975
Costco Wholesale Corp.	52,672	4,333,326
Dollar General Corp.(a)	14,926	635,997
Limited Brands Inc.	30,927	1,294,604
Starbucks Corp.	90,354	4,330,667
TJX Companies Inc. (The)	45,839	3,123,470
Yum! Brands Inc.	56,795	3,596,827

		20,383,714
SEMICONDUCTORS—5.32%
Altera Corp.	39,366	1,566,373
Broadcom Corp. Class A(a)	58,909	2,022,935
QUALCOMM Inc.	204,153	12,008,280
Texas Instruments Inc.	138,880	4,496,934

		20,094,522
SOFTWARE—5.62%
Adobe Systems Inc.(a)	60,024	1,857,743
Citrix Systems Inc.(a)	22,815	1,487,766
Intuit Inc.	33,173	1,872,284
Oracle Corp.	472,698	13,330,083
Salesforce.com Inc.(a)(b)	14,867	1,736,466
VMware Inc. Class A(a)	10,234	934,057

		21,218,399
TELECOMMUNICATIONS—0.74%
Crown Castle International Corp.(a)(b)	29,583	1,434,184
Juniper Networks Inc.(a)(b)	64,134	1,342,324

		2,776,508
TRANSPORTATION—3.79%
C.H. Robinson Worldwide Inc.	19,946	1,373,083
FedEx Corp.	35,738	3,269,670
Norfolk Southern Corp.	40,852	2,949,514
Union Pacific Corp.	58,713	6,711,483

		14,303,750

TOTAL COMMON STOCKS
(Cost: $311,704,022)		376,982,594

SHORT-TERM INVESTMENTS—2.65%

MONEY MARKET FUNDS—2.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	8,817,494	8,817,494
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	676,159	676,159
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	521,547	521,547

		10,015,200

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

January 31, 2012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,015,200)	10,015,200

TOTAL INVESTMENTS IN SECURITIES—102.51%
(Cost: $321,719,222)	386,997,794
Other Assets, Less Liabilities—(2.51)%	(9,460,621)

NET ASSETS—100.00%	$377,537,173

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.91%

AEROSPACE & DEFENSE—2.21%
General Dynamics Corp.	22,080	$1,527,053
Lockheed Martin Corp.	19,107	1,572,888
Northrop Grumman Corp.	18,053	1,047,977
Raytheon Co.	25,688	1,232,767

		5,380,685
AGRICULTURE—2.73%
Altria Group Inc.	154,499	4,387,772
Archer-Daniels-Midland Co.	45,232	1,294,992
Reynolds American Inc.	25,077	983,771

		6,666,535
AUTO MANUFACTURERS—1.83%
Ford Motor Co.	276,527	3,434,465
General Motors Co.(a)(b)	42,841	1,029,041

		4,463,506
BANKS—11.37%
BB&T Corp.	51,304	1,394,956
Capital One Financial Corp.	33,855	1,548,866
Citigroup Inc.	215,007	6,605,015
Goldman Sachs Group Inc. (The)	31,637	3,526,576
J.P. Morgan Chase & Co.	281,916	10,515,467
Morgan Stanley	98,683	1,840,438
PNC Financial Services Group Inc. (The)(c)	39,011	2,298,528

		27,729,846
CHEMICALS—1.62%
Dow Chemical Co. (The)	87,045	2,916,878
PPG Industries Inc.	11,440	1,024,795

		3,941,673
COMPUTERS—2.53%
Dell Inc.(a)(b)	119,264	2,054,918
Hewlett-Packard Co.	147,413	4,124,616

		6,179,534
DIVERSIFIED FINANCIAL SERVICES—0.45%
Discover Financial Services	40,382	1,097,583

		1,097,583
ELECTRIC—9.19%
American Electric Power Co. Inc.	35,776	1,415,298
Consolidated Edison Inc.	21,558	1,271,060
Dominion Resources Inc.	42,227	2,113,039
Duke Energy Corp.	97,828	2,084,715
Edison International	22,159	909,405
Entergy Corp.	13,113	909,780
Exelon Corp.	48,959	1,947,589

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

January 31, 2012

FirstEnergy Corp.	31,002	1,308,904
NextEra Energy Inc.	31,228	1,868,996
PG&E Corp.	29,855	1,213,904
PPL Corp.	42,883	1,191,719
Progress Energy Inc.	21,721	1,180,102
Public Service Enterprise Group Inc.	37,752	1,145,396
Southern Co. (The)	63,633	2,899,119
Xcel Energy Inc.	35,913	955,286

		22,414,312
ENVIRONMENTAL CONTROL—0.42%
Waste Management Inc.	29,744	1,033,901

		1,033,901
FOOD—1.91%
Kraft Foods Inc. Class A	121,477	4,652,569

		4,652,569
FOREST PRODUCTS & PAPER—0.38%
International Paper Co.	29,987	933,795

		933,795
GAS—0.39%
Sempra Energy	16,568	942,719

		942,719
HEALTH CARE - SERVICES—0.80%
HCA Holdings Inc.(a)	12,391	302,836
WellPoint Inc.	25,805	1,659,778

		1,962,614
INSURANCE—4.87%
ACE Ltd.	25,123	1,748,561
Allstate Corp. (The)	35,311	1,018,722
American International Group Inc.(a)	32,254	809,898
Chubb Corp. (The)	20,628	1,390,533
MetLife Inc.	61,056	2,157,109
Progressive Corp. (The)	44,603	904,549
Prudential Financial Inc.	35,857	2,052,455
Travelers Companies Inc. (The)	30,621	1,785,204

		11,867,031
IRON & STEEL—0.39%
Nucor Corp.	21,149	940,919

		940,919
MANUFACTURING—6.51%
Eaton Corp.	24,808	1,216,336
General Electric Co.	783,287	14,655,300

		15,871,636
MINING—1.65%
Alcoa Inc.	78,863	801,248
Freeport-McMoRan Copper & Gold Inc.	69,802	3,225,551

		4,026,799

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

January 31, 2012

OFFICE & BUSINESS EQUIPMENT—0.33%
Xerox Corp.	102,971	798,025

		798,025
OIL & GAS—23.34%
Chesapeake Energy Corp.	48,940	1,034,102
Chevron Corp.	148,726	15,330,676
ConocoPhillips	91,651	6,251,515
Devon Energy Corp.	29,152	1,860,189
Exxon Mobil Corp.	355,629	29,780,373
Marathon Oil Corp.	52,690	1,653,939
Valero Energy Corp.	42,291	1,014,561

		56,925,355
PHARMACEUTICALS—15.25%
Eli Lilly and Co.	72,847	2,894,940
Johnson & Johnson	202,935	13,375,446
Merck & Co. Inc.	228,038	8,724,734
Pfizer Inc.	570,321	12,204,869

		37,199,989
PIPELINES—0.62%
Spectra Energy Corp.	48,035	1,512,622

		1,512,622
REAL ESTATE INVESTMENT TRUSTS—0.94%
Annaly Capital Management Inc.(b)	71,941	1,211,487
Prologis Inc.	34,085	1,080,835

		2,292,322
RETAIL—0.44%
Macy’s Inc.	31,584	1,064,065

		1,064,065
SEMICONDUCTORS—0.49%
Applied Materials Inc.	98,090	1,204,545

		1,204,545
TELECOMMUNICATIONS—9.25%
AT&T Inc.	440,783	12,963,428
CenturyLink Inc.	45,530	1,685,976
Verizon Communications Inc.	209,723	7,898,168

		22,547,572

TOTAL COMMON STOCKS
(Cost: $235,845,374)		243,650,152

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

January 31, 2012

SHORT-TERM INVESTMENTS—0.80%

MONEY MARKET FUNDS—0.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	1,594,414	1,594,414
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	122,266	122,266
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	229,321	229,321

		1,946,001

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,946,001)		1,946,001

TOTAL INVESTMENTS IN SECURITIES—100.71%
(Cost: $237,791,375)		245,596,153
Other Assets, Less Liabilities—(0.71)%		(1,739,921)

NET ASSETS—100.00%		$243,856,232

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.92%

ADVERTISING—0.54%
Clear Channel Outdoor Holdings Inc. Class A(a)(b)	6,314	$76,400
Interpublic Group of Companies Inc. (The)	71,558	739,194

		815,594
AEROSPACE & DEFENSE—1.20%
Rockwell Collins Inc.	24,063	1,393,007
Spirit AeroSystems Holdings Inc. Class A(a)	18,246	414,914

		1,807,921
APPAREL—0.24%
Hanesbrands Inc.(a)	14,954	367,868

		367,868
AUTO PARTS & EQUIPMENT—0.35%
WABCO Holdings Inc.(a)	10,182	527,937

		527,937
BANKS—1.32%
BOK Financial Corp.	4,125	229,763
First Republic Bank San Francisco(a)	12,128	363,597
Northern Trust Corp.	33,711	1,389,230

		1,982,590
BEVERAGES—2.98%
Beam Inc.	23,840	1,247,070
Brown-Forman Corp. Class A	2,889	229,589
Brown-Forman Corp. Class B NVS	13,742	1,115,988
Constellation Brands Inc. Class A(a)	29,047	607,082
Dr Pepper Snapple Group Inc.	33,264	1,291,309

		4,491,038
BIOTECHNOLOGY—1.90%
Bio-Rad Laboratories Inc. Class A(a)	3,017	306,406
Life Technologies Corp.(a)	27,939	1,353,086
Vertex Pharmaceuticals Inc.(a)	32,288	1,193,042

		2,852,534
BUILDING MATERIALS—0.83%
Martin Marietta Materials Inc.	7,034	580,375
Masco Corp.	55,764	673,072

		1,253,447
CHEMICALS—4.43%
Airgas Inc.	10,119	798,693
Albemarle Corp.	13,773	885,742
FMC Corp.	10,927	1,012,714
International Flavors & Fragrances Inc.	12,456	695,169
Kronos Worldwide Inc.	3,039	69,958

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

January 31, 2012

NewMarket Corp.	1,457	314,989
Rockwood Holdings Inc.(a)	10,709	540,805
RPM International Inc.	20,346	509,260
Sherwin-Williams Co. (The)	13,550	1,321,531
W.R. Grace & Co.(a)	9,559	511,789

		6,660,650
COAL—0.47%
Alpha Natural Resources Inc.(a)	34,890	701,987

		701,987
COMMERCIAL SERVICES—6.10%
Alliance Data Systems Corp.(a)(b)	7,901	875,431
Apollo Group Inc. Class A(a)	18,089	948,044
DeVry Inc.	9,092	343,314
Education Management Corp.(a)(b)	4,126	105,337
Equifax Inc.	18,788	732,168
Moody’s Corp.	29,548	1,100,072
Paychex Inc.	50,283	1,583,915
Quanta Services Inc.(a)	32,185	695,196
Robert Half International Inc.	22,480	622,471
Rollins Inc.	11,648	249,151
SEI Investments Co.	23,132	424,935
Total System Services Inc.	30,153	646,480
Towers Watson & Co. Class A	8,242	492,872
Weight Watchers International Inc.(b)	4,685	356,669

		9,176,055
COMPUTERS—0.43%
Synopsys Inc.(a)(b)	22,352	652,231

		652,231
DIVERSIFIED FINANCIAL SERVICES—1.19%
Jefferies Group Inc.	22,313	339,381
NASDAQ OMX Group Inc. (The)(a)	21,602	535,298
Raymond James Financial Inc.	15,770	551,950
Waddell & Reed Financial Inc. Class A	13,354	366,567

		1,793,196
ELECTRIC—0.58%
Calpine Corp.(a)	59,770	872,642

		872,642
ELECTRICAL COMPONENTS & EQUIPMENT—0.55%
Energizer Holdings Inc.(a)	10,769	830,505

		830,505
ELECTRONICS—1.20%
Garmin Ltd.(b)	19,123	797,429
PerkinElmer Inc.	17,630	422,767
Thomas & Betts Corp.(a)	8,171	583,328

		1,803,524
ENGINEERING & CONSTRUCTION—2.13%
AECOM Technology Corp.(a)(b)	16,046	367,293

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

January 31, 2012

Fluor Corp.	26,968	1,516,680
Jacobs Engineering Group Inc.(a)	19,792	885,890
McDermott International Inc.(a)	36,224	440,484

		3,210,347
ENTERTAINMENT—0.78%
International Game Technology	46,534	741,286
Penn National Gaming Inc.(a)(b)	10,523	430,812

		1,172,098
ENVIRONMENTAL CONTROL—1.29%
Republic Services Inc.	47,129	1,379,937
Waste Connections Inc.	17,358	560,837

		1,940,774
FOOD—0.70%
McCormick & Co. Inc. NVS	18,578	938,932
Seaboard Corp.(a)	55	106,784

		1,045,716
HAND & MACHINE TOOLS—0.73%
Kennametal Inc.	12,329	531,503
Lincoln Electric Holdings Inc.	13,082	561,872

		1,093,375
HEALTH CARE - PRODUCTS—3.48%
C.R. Bard Inc.	13,415	1,241,156
CareFusion Corp.(a)	34,697	830,993
Cooper Companies Inc. (The)	7,283	525,396
Hologic Inc.(a)	40,675	829,363
Zimmer Holdings Inc.(a)	29,844	1,813,023

		5,239,931
HEALTH CARE - SERVICES—2.11%
DaVita Inc.(a)	14,492	1,185,591
Quest Diagnostics Inc.	24,375	1,415,700
Universal Health Services Inc. Class B	13,925	574,963

		3,176,254
HOME BUILDERS—0.69%
NVR Inc.(a)	773	535,882
Toll Brothers Inc.(a)	23,243	506,930

		1,042,812
HOME FURNISHINGS—0.31%
Harman International Industries Inc.	10,876	458,967

		458,967
HOUSEHOLD PRODUCTS & WARES—1.27%
Church & Dwight Co. Inc.	22,173	1,005,989
Scotts Miracle-Gro Co. (The) Class A	6,583	311,771
Tupperware Brands Corp.	9,405	591,010

		1,908,770

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

January 31, 2012

INSURANCE—3.80%
Alleghany Corp.(a)(b)	1,279	370,079
Arch Capital Group Ltd.(a)	20,564	741,332
Arthur J. Gallagher & Co.	17,402	580,183
Axis Capital Holdings Ltd.	20,081	618,093
Brown & Brown Inc.	18,032	410,769
Erie Indemnity Co. Class A	4,270	327,381
Everest Re Group Ltd.	6,917	590,712
Markel Corp.(a)	1,505	606,620
RenaissanceRe Holdings Ltd.	8,029	587,000
Transatlantic Holdings Inc.	9,659	535,591
Validus Holdings Ltd.	10,981	352,161

		5,719,921
INTERNET—0.66%
Expedia Inc.	15,554	503,483
IAC/InterActiveCorp	11,425	492,075

		995,558
IRON & STEEL—1.56%
Allegheny Technologies Inc.	16,500	748,935
Cliffs Natural Resources Inc.	22,190	1,603,227

		2,352,162
LEISURE TIME—1.46%
Harley-Davidson Inc.	36,682	1,620,978
Royal Caribbean Cruises Ltd.	21,223	576,841

		2,197,819
LODGING—1.24%
Hyatt Hotels Corp. Class A(a)	6,167	262,838
MGM Resorts International(a)	50,037	652,983
Wyndham Worldwide Corp.	23,898	950,184

		1,866,005
MACHINERY—2.47%
AGCO Corp.(a)	14,969	762,371
Babcock & Wilcox Co. (The)(a)	18,115	450,158
Flowserve Corp.	8,659	953,962
Gardner Denver Inc.	7,849	585,535
IDEX Corp.	12,891	522,343
Nordson Corp.	9,628	436,534

		3,710,903
MANUFACTURING—5.76%
AptarGroup Inc.	9,626	504,595
Carlisle Companies Inc.	9,471	452,051
Cooper Industries PLC	25,605	1,513,768
Dover Corp.	28,855	1,829,695
Ingersoll-Rand PLC	48,438	1,692,424
Leggett & Platt Inc.	22,173	475,832
Pentair Inc.	15,250	561,505
SPX Corp.	7,906	550,495
Textron Inc.	42,850	1,091,818

		8,672,183

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

January 31, 2012

MEDIA—0.65%
AMC Networks Inc. Class A(a)(b)	7,702	329,338
John Wiley & Sons Inc. Class A	7,942	360,487
Washington Post Co. (The) Class B	756	286,305

		976,130
METAL FABRICATE & HARDWARE—0.40%
Timken Co. (The)	12,211	596,263

		596,263
OIL & GAS—7.94%
Atwood Oceanics Inc.(a)	8,736	401,681
Cimarex Energy Co.	13,272	774,819
Diamond Offshore Drilling Inc.	10,165	633,280
Helmerich & Payne Inc.	15,240	940,460
HollyFrontier Corp.	30,067	882,166
Murphy Oil Corp.	30,010	1,788,596
Nabors Industries Ltd.(a)	44,608	830,601
Newfield Exploration Co.(a)	20,707	782,932
Noble Corp.(a)	40,536	1,412,274
Plains Exploration & Production Co.(a)	21,878	825,238
Rowan Companies Inc.(a)	19,585	666,086
SandRidge Energy Inc.(a)(b)	59,587	463,587
Sunoco Inc.	16,565	635,433
Whiting Petroleum Corp.(a)	18,167	909,985

		11,947,138
OIL & GAS SERVICES—0.50%
Oil States International Inc.(a)(b)	7,948	633,376
RPC Inc.	7,551	115,153

		748,529
PACKAGING & CONTAINERS—0.20%
Silgan Holdings Inc.	7,251	301,352

		301,352
PHARMACEUTICALS—4.08%
AmerisourceBergen Corp.	41,779	1,628,127
DENTSPLY International Inc.	21,930	827,638
Endo Pharmaceuticals Holdings Inc.(a)(b)	18,081	672,071
Mylan Inc.(a)	66,140	1,372,405
Patterson Companies Inc.	15,157	488,207
Watson Pharmaceuticals Inc.(a)	19,730	1,156,770

		6,145,218
REAL ESTATE—0.35%
Jones Lang LaSalle Inc.	6,743	531,079

		531,079
REAL ESTATE INVESTMENT TRUSTS—11.06%
Alexandria Real Estate Equities Inc.	9,610	695,860
American Campus Communities Inc.(b)	10,792	461,898
BRE Properties Inc. Class A	11,597	600,957
Camden Property Trust	11,044	712,338

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

January 31, 2012

Essex Property Trust Inc.	5,247	755,568
Federal Realty Investment Trust	9,650	911,539
Health Care REIT Inc.	29,447	1,684,663
Host Hotels & Resorts Inc.	109,567	1,799,090
Kimco Realty Corp.	63,068	1,150,991
Liberty Property Trust	17,773	591,663
Macerich Co. (The)	20,469	1,111,467
Piedmont Office Realty Trust Inc. Class A	26,791	496,169
Rayonier Inc.(b)	18,873	863,062
Realty Income Corp.(b)	20,669	752,352
Regency Centers Corp.(b)	13,950	576,414
Senior Housing Properties Trust	25,237	572,375
SL Green Realty Corp.(b)	13,261	975,081
Taubman Centers Inc.	8,924	598,176
UDR Inc.	33,993	884,498
Weingarten Realty Investors	18,756	455,208

		16,649,369
RETAIL—4.99%
Advance Auto Parts Inc.	11,441	876,838
Big Lots Inc.(a)	10,172	401,692
Darden Restaurants Inc.	20,454	938,225
Family Dollar Stores Inc.	17,182	958,756
Gap Inc. (The)	39,583	751,285
Guess? Inc.	9,971	299,130
Nordstrom Inc.	25,613	1,264,770
Nu Skin Enterprises Inc. Class A	9,105	454,795
PVH Corp.	9,569	738,631
Sears Holdings Corp.(a)(b)	7,165	302,005
Williams-Sonoma Inc.	14,635	524,811

		7,510,938
SAVINGS & LOANS—0.54%
People’s United Financial Inc.	55,959	689,974
TFS Financial Corp.(a)	14,339	129,051

		819,025
SEMICONDUCTORS—7.99%
Advanced Micro Devices Inc.(a)	88,956	596,895
Analog Devices Inc.	46,190	1,807,415
Cypress Semiconductor Corp.(a)	24,031	413,213
First Solar Inc.(a)(b)	8,690	367,413
KLA-Tencor Corp.	26,041	1,331,476
Lam Research Corp.(a)	19,032	810,573
Linear Technology Corp.	33,395	1,112,721
LSI Corp.(a)	88,891	672,905
Maxim Integrated Products Inc.	45,744	1,227,769
Microchip Technology Inc.	29,574	1,091,576
Micron Technology Inc.(a)	134,206	1,018,623
Novellus Systems Inc.(a)	10,804	509,409
ON Semiconductor Corp.(a)(b)	68,924	599,639
Teradyne Inc.(a)	28,774	470,455

		12,030,082
SOFTWARE—3.61%
BMC Software Inc.(a)	26,409	957,062
CA Inc.	57,417	1,480,210
Fidelity National Information Services Inc.	40,406	1,153,995
Fiserv Inc.(a)	21,964	1,381,316
Parametric Technology Corp.(a)(b)	18,328	461,316

		5,433,899

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

January 31, 2012

TELECOMMUNICATIONS—1.47%
Amdocs Ltd.(a)	29,954	881,846
Polycom Inc.(a)	27,383	546,291
SBA Communications Corp. Class A(a)(b)	17,298	790,864

		2,219,001
TEXTILES—0.35%
Mohawk Industries Inc.(a)	8,568	524,019

		524,019
TOYS, GAMES & HOBBIES—0.43%
Hasbro Inc.	18,723	653,620

		653,620
TRANSPORTATION—0.29%
Tidewater Inc.	7,998	430,692

		430,692
WATER—0.32%
Aqua America Inc.	21,476	473,761

		473,761

TOTAL COMMON STOCKS
(Cost: $135,793,012)		150,383,429

SHORT-TERM INVESTMENTS—4.09%

MONEY MARKET FUNDS—4.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	5,600,052	5,600,052
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	429,433	429,433
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	125,574	125,574

		6,155,059

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,155,059)		6,155,059

TOTAL INVESTMENTS IN SECURITIES—104.01%
(Cost: $141,948,071)		156,538,488
Other Assets, Less Liabilities—(4.01)%		(6,031,916)

NET ASSETS—100.00%		$150,506,572

NVS - Non-Voting Shares

(a)	Non-income earning security.

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

January 31, 2012

(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.93%

AEROSPACE & DEFENSE—0.99%
BE Aerospace Inc.(a)	17,951	$757,532
TransDigm Group Inc.(a)	8,492	887,669

		1,645,201
APPAREL—0.70%
Deckers Outdoor Corp.(a)	7,198	581,958
Under Armour Inc. Class A(a)	7,363	586,242

		1,168,200
AUTO MANUFACTURERS—0.18%
Tesla Motors Inc.(a)(b)	10,176	295,816

		295,816
AUTO PARTS & EQUIPMENT—0.92%
BorgWarner Inc.(a)	20,444	1,525,736

		1,525,736
BANKS—0.86%
CIT Group Inc.(a)	37,339	1,424,109

		1,424,109
BEVERAGES—1.62%
Green Mountain Coffee Roasters Inc.(a)	22,580	1,204,417
Monster Beverage Corp.(a)	14,144	1,478,190

		2,682,607
BIOTECHNOLOGY—1.97%
Illumina Inc.(a)	23,204	1,201,039
Regeneron Pharmaceuticals Inc.(a)(b)	13,638	1,239,149
Seattle Genetics Inc.(a)(b)	18,850	356,831
United Therapeutics Corp.(a)	9,552	469,767

		3,266,786
BUILDING MATERIALS—0.43%
Owens Corning(a)	21,214	715,972

		715,972
CHEMICALS—0.82%
Sigma-Aldrich Corp.	19,271	1,311,199
Valhi Inc.(b)	1,036	55,757

		1,366,956
COAL—1.39%
CONSOL Energy Inc.	42,140	1,506,084
Walter Energy Inc.	11,654	805,641

		2,311,725

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

January 31, 2012

COMMERCIAL SERVICES—2.63%
Gartner Inc.(a)(b)	16,636	630,671
Genpact Ltd.(a)	19,704	288,269
Global Payments Inc.	14,621	731,342
Iron Mountain Inc.	31,630	974,837
Morningstar Inc.	4,786	285,820
Sotheby’s	12,573	421,573
Verisk Analytics Inc. Class A(a)	25,648	1,027,715

		4,360,227
COMPUTERS—3.33%
Cadence Design Systems Inc.(a)	50,462	532,879
Fortinet Inc.(a)	22,414	511,264
IHS Inc. Class A(a)(b)	8,909	797,177
Jack Henry & Associates Inc.	16,086	550,141
MICROS Systems Inc.(a)	15,044	747,837
Riverbed Technology Inc.(a)	29,014	694,595
Teradata Corp.(a)	31,443	1,684,087

		5,517,980
DISTRIBUTION & WHOLESALE—2.66%
Fastenal Co.(b)	55,050	2,569,734
Fossil Inc.(a)	9,984	948,979
LKQ Corp.(a)	27,233	887,796

		4,406,509
DIVERSIFIED FINANCIAL SERVICES—2.67%
Affiliated Managers Group Inc.(a)	9,718	976,756
E*TRADE Financial Corp.(a)	48,553	397,649
Eaton Vance Corp.	22,036	566,105
IntercontinentalExchange Inc.(a)	13,565	1,552,921
LPL Investment Holdings Inc.(a)	7,508	246,638
TD Ameritrade Holding Corp.	42,487	684,466

		4,424,535
ELECTRIC—0.43%
ITC Holdings Corp.	9,578	705,994

		705,994
ELECTRICAL COMPONENTS & EQUIPMENT—0.85%
AMETEK Inc.	30,017	1,410,799

		1,410,799
ELECTRONICS—4.36%
Amphenol Corp. Class A	30,943	1,684,227
FLIR Systems Inc.	29,821	767,891
Gentex Corp.	26,649	716,059
Mettler-Toledo International Inc.(a)	5,954	1,044,927
National Instruments Corp.	17,377	467,615
Trimble Navigation Ltd.(a)	22,861	1,070,581
Waters Corp.(a)	17,051	1,476,105

		7,227,405

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

January 31, 2012

ENTERTAINMENT—0.22%
Dolby Laboratories Inc. Class A(a)(b)	9,917	360,681

		360,681
ENVIRONMENTAL CONTROL—1.15%
Clean Harbors Inc.(a)(b)	8,675	550,429
Stericycle Inc.(a)(b)	16,078	1,350,873

		1,901,302
HEALTH CARE - PRODUCTS—4.49%
Bruker Corp.(a)(b)	17,337	246,185
Edwards Lifesciences Corp.(a)	21,435	1,772,032
Gen-Probe Inc.(a)(b)	8,995	602,035
Henry Schein Inc.(a)	16,871	1,195,985
IDEXX Laboratories Inc.(a)(b)	10,483	886,757
ResMed Inc.(a)(b)	27,462	797,222
Sirona Dental Systems Inc.(a)	10,411	503,372
Varian Medical Systems Inc.(a)	21,880	1,441,236

		7,444,824
HEALTH CARE - SERVICES—2.10%
AMERIGROUP Corp.(a)(b)	8,931	607,398
Covance Inc.(a)	11,278	494,089
Laboratory Corp. of America Holdings(a)	18,931	1,730,104
MEDNAX Inc.(a)	9,105	648,458

		3,480,049
HOLDING COMPANIES - DIVERSIFIED—0.60%
Leucadia National Corp.	36,080	1,001,581

		1,001,581
HOME FURNISHINGS—0.50%
Tempur-Pedic International Inc.(a)(b)	12,309	821,133

		821,133
INTERNET—4.34%
Equinix Inc.(a)	8,739	1,048,331
F5 Networks Inc.(a)	15,024	1,798,974
LinkedIn Corp.(a)	3,394	244,877
Netflix Inc.(a)	9,757	1,172,791
Pandora Media Inc.(a)(b)	11,495	151,619
Rackspace Hosting Inc.(a)(b)	20,115	873,192
TIBCO Software Inc.(a)	31,098	810,725
VeriSign Inc.	29,697	1,100,571

		7,201,080
LEISURE TIME—0.47%
Polaris Industries Inc.	12,115	780,206

		780,206
LODGING—1.19%
Starwood Hotels & Resorts Worldwide Inc.	36,429	1,975,909

		1,975,909

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

January 31, 2012

MACHINERY—4.02%
Graco Inc.	11,361	522,379
Joy Global Inc.	19,564	1,774,259
Rockwell Automation Inc.	26,738	2,082,088
Roper Industries Inc.	17,904	1,672,054
Wabtec Corp.	8,958	616,221

		6,667,001
MANUFACTURING—1.34%
Donaldson Co. Inc.	12,899	932,598
Pall Corp.	21,575	1,287,596

		2,220,194
MEDIA—5.88%
Charter Communications Inc. Class A(a)	7,033	405,382
Discovery Communications Inc. Series A(a)	26,281	1,126,929
Discovery Communications Inc. Series C(a)	21,763	845,493
FactSet Research Systems Inc.	7,718	681,654
Liberty Global Inc. Series A(a)	26,608	1,220,775
Liberty Global Inc. Series C(a)(b)	23,242	1,026,367
Liberty Media Corp. Series A(a)	21,941	1,808,158
Nielsen Holdings NV(a)	13,374	387,578
Scripps Networks Interactive Inc. Class A	16,438	712,752
Sirius XM Radio Inc.(a)	732,958	1,531,882

		9,746,970
MINING—1.42%
Allied Nevada Gold Corp.(a)(b)	15,265	548,472
Compass Minerals International Inc.	6,110	446,458
Molycorp Inc.(a)(b)	11,434	354,225
Royal Gold Inc.	10,145	772,440
Titanium Metals Corp.	15,697	241,420

		2,363,015
OIL & GAS—8.53%
Cabot Oil & Gas Corp.	38,800	1,237,720
Concho Resources Inc.(a)	19,354	2,064,298
Continental Resources Inc.(a)(b)	10,786	870,214
Denbury Resources Inc.(a)	75,118	1,416,726
EQT Corp.	27,842	1,406,578
EXCO Resources Inc.	28,373	223,012
Oasis Petroleum Inc.(a)	13,084	441,454
Pioneer Natural Resources Co.	22,750	2,259,075
QEP Resources Inc.	33,028	945,922
Range Resources Corp.	30,070	1,729,626
SM Energy Co.	11,879	862,178
Ultra Petroleum Corp.(a)	28,369	681,707

		14,138,510
OIL & GAS SERVICES—2.90%
CARBO Ceramics Inc.(b)	3,746	364,299
Dresser-Rand Group Inc.(a)(b)	14,047	719,628
Dril-Quip Inc.(a)(b)	6,765	446,287
FMC Technologies Inc.(a)	44,810	2,290,239
Oceaneering International Inc.	20,216	982,295

		4,802,748

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

January 31, 2012

PACKAGING & CONTAINERS—0.39%
Temple-Inland Inc.	20,076	640,224

		640,224
PHARMACEUTICALS—1.93%
BioMarin Pharmaceutical Inc.(a)	21,324	760,627
Catalyst Health Solutions Inc.(a)	8,072	442,023
Onyx Pharmaceuticals Inc.(a)	11,863	485,671
Perrigo Co.	15,777	1,508,281

		3,196,602
REAL ESTATE—0.64%
CBRE Group Inc. Class A(a)	54,896	1,059,493

		1,059,493
REAL ESTATE INVESTMENT TRUSTS—1.14%
Digital Realty Trust Inc.(b)	19,595	1,388,502
Equity Lifestyle Properties Inc.(b)	7,269	509,847

		1,898,349
RETAIL—11.59%
Abercrombie & Fitch Co. Class A	16,469	756,586
AutoNation Inc.(a)(b)	6,530	233,513
CarMax Inc.(a)	42,166	1,283,111
Chipotle Mexican Grill Inc.(a)	5,808	2,133,220
Copart Inc.(a)	10,841	509,961
Dick’s Sporting Goods Inc.	17,813	734,074
Dollar Tree Inc.(a)	22,786	1,932,481
Dunkin’ Brands Group Inc.(a)(b)	8,074	223,246
GNC Holdings Inc. Class A(a)(b)	10,543	290,038
MSC Industrial Direct Co. Inc. Class A	8,655	657,953
O’Reilly Automotive Inc.(a)	23,959	1,952,898
Panera Bread Co. Class A(a)	5,277	782,315
PetSmart Inc.	21,161	1,126,188
Ross Stores Inc.	43,877	2,229,829
Sally Beauty Holdings Inc.(a)	22,492	463,785
Tiffany & Co.	23,843	1,521,183
Tractor Supply Co.	13,332	1,076,826
Ulta Salon, Cosmetics & Fragrance Inc.(a)	9,217	702,520
Urban Outfitters Inc.(a)	22,719	602,054

		19,211,781
SEMICONDUCTORS—5.00%
Atmel Corp.(a)	80,833	784,888
Cree Inc.(a)	21,646	550,458
Marvell Technology Group Ltd.(a)	95,883	1,489,063
NetLogic Microsystems Inc.(a)(b)	12,884	641,623
NVIDIA Corp.(a)	111,109	1,641,080
Rovi Corp.(a)	20,773	666,606
Skyworks Solutions Inc.(a)	34,621	747,121
Xilinx Inc.	49,505	1,774,754

		8,295,593
SOFTWARE—8.45%
Akamai Technologies Inc.(a)	34,423	1,110,142

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

January 31, 2012

Allscripts Healthcare Solutions Inc.(a)	34,800	665,376
ANSYS Inc.(a)(b)	17,173	1,038,795
Ariba Inc.(a)	18,213	497,215
Autodesk Inc.(a)	42,804	1,540,944
Cerner Corp.(a)	26,681	1,624,606
Concur Technologies Inc.(a)	8,736	457,330
Electronic Arts Inc.(a)	62,417	1,159,084
Informatica Corp.(a)	19,749	835,383
MSCI Inc. Class A(a)	22,416	730,313
Nuance Communications Inc.(a)	42,951	1,224,962
Red Hat Inc.(a)	36,025	1,670,479
Solera Holdings Inc.	13,116	626,551
VeriFone Systems Inc.(a)	19,366	826,928

		14,008,108
TELECOMMUNICATIONS—1.94%
Acme Packet Inc.(a)(b)	10,182	297,620
Aruba Networks Inc.(a)	16,712	370,672
IPG Photonics Corp.(a)(b)	4,993	263,580
JDS Uniphase Corp.(a)	42,779	542,866
MetroPCS Communications Inc.(a)	59,613	526,979
NII Holdings Inc.(a)	31,946	642,434
tw telecom inc.(a)	28,323	570,708

		3,214,859
TRANSPORTATION—2.89%
Expeditors International of Washington Inc.	39,791	1,776,668
J.B. Hunt Transport Services Inc.	18,089	923,805
Kansas City Southern Industries Inc.(a)	20,488	1,406,297
Kirby Corp.(a)	10,390	693,740

		4,800,510

TOTAL COMMON STOCKS
(Cost: $151,331,031)		165,687,279

SHORT-TERM INVESTMENTS—8.72%

MONEY MARKET FUNDS—8.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	13,313,396	13,313,396
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	1,020,922	1,020,922
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	127,851	127,851

		14,462,169

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

January 31, 2012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,462,169)	14,462,169

TOTAL INVESTMENTS IN SECURITIES—108.65%
(Cost: $165,793,200)	180,149,448
Other Assets, Less Liabilities—(8.65)%	(14,348,433)

NET ASSETS—100.00%	$165,801,015

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

January 31, 2012

Security	Shares	Value
COMMON STOCKS—99.83%
AEROSPACE & DEFENSE—1.06%
L-3 Communications Holdings Inc.	11,067	$782,880
Triumph Group Inc.	4,051	253,471

		1,036,351
AGRICULTURE—0.90%
Bunge Ltd.	15,345	878,808

		878,808
AIRLINES—2.55%
Delta Air Lines Inc.(a)	88,032	928,738
Southwest Airlines Co.	81,080	776,746
United Continental Holdings Inc.(a)	34,420	795,102

		2,500,586
AUTO MANUFACTURERS—0.33%
Navistar International Corp.(a)	7,592	328,658

		328,658
AUTO PARTS & EQUIPMENT—1.47%
Goodyear Tire & Rubber Co. (The)(a)	25,486	331,318
Lear Corp.	10,667	446,947
TRW Automotive Holdings Corp.(a)(b)	10,823	406,079
Visteon Corp.(a)	5,369	257,712

		1,442,056
BANKS—7.44%
Comerica Inc.	20,894	578,137
Commerce Bancshares Inc.	8,504	330,125
Cullen/Frost Bankers Inc.	6,034	335,913
East West Bancorp Inc.	15,434	338,931
Fifth Third Bancorp	95,530	1,242,845
Huntington Bancshares Inc.	89,731	512,364
KeyCorp	99,140	770,318
M&T Bank Corp.	13,091	1,043,876
Regions Financial Corp.	130,843	683,001
SunTrust Banks Inc.	55,828	1,148,382
Zions Bancorp	19,066	321,071

		7,304,963
BEVERAGES—1.59%
Coca-Cola Enterprises Inc.	32,528	871,425
Molson Coors Brewing Co. Class B NVS	16,159	693,060

		1,564,485
CHEMICALS—2.76%
Ashland Inc.	7,399	466,581
Celanese Corp. Series A	16,316	794,752
Eastman Chemical Co.	13,498	679,219
Huntsman Corp.	20,147	256,471

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

January 31, 2012

Valspar Corp. (The)	9,066	392,014
Westlake Chemical Corp.	2,048	119,706

		2,708,743
COAL—0.33%
Arch Coal Inc.	22,225	320,707

		320,707
COMMERCIAL SERVICES—1.91%
H&R Block Inc.	31,793	520,133
Hertz Global Holdings Inc.(a)	24,672	335,539
Manpower Inc.	8,542	342,620
R.R. Donnelley & Sons Co.	19,530	221,861
SAIC Inc.(a)	35,545	457,109

		1,877,262
COMPUTERS—2.57%
Computer Sciences Corp.	16,017	413,719
NCR Corp.(a)	16,378	306,760
Seagate Technology PLC	43,748	924,833
Western Digital Corp.(a)	24,231	880,797

		2,526,109
COSMETICS & PERSONAL CARE—0.81%
Avon Products Inc.	44,905	797,962

		797,962
DISTRIBUTION & WHOLESALE—1.85%
Arrow Electronics Inc.(a)	11,647	480,904
Genuine Parts Co.	16,223	1,034,703
Ingram Micro Inc. Class A(a)	15,954	302,807

		1,818,414
DIVERSIFIED FINANCIAL SERVICES—3.00%
Invesco Ltd.	46,995	1,060,677
Legg Mason Inc.	14,287	363,890
NYSE Euronext Inc.	27,285	724,690
SLM Corp.	52,979	792,036

		2,941,293
ELECTRIC—11.77%
AES Corp. (The)(a)	80,000	1,020,800
Alliant Energy Corp.	11,495	487,273
Ameren Corp.	25,003	791,095
CMS Energy Corp.	26,290	573,911
Constellation Energy Group Inc.	18,759	683,390
DTE Energy Co.	17,555	934,102
Great Plains Energy Inc.	14,107	290,886
Integrys Energy Group Inc.	8,138	422,444
MDU Resources Group Inc.	18,108	387,149
National Fuel Gas Co.	8,116	408,073
Northeast Utilities	18,240	633,840
NRG Energy Inc.(a)	25,127	424,144
NSTAR	10,795	485,019
NV Energy Inc.	24,367	394,745
OGE Energy Corp.	10,121	534,996

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

January 31, 2012

Pepco Holdings Inc.	23,488	461,774
Pinnacle West Capital Corp.	11,299	533,991
SCANA Corp.	12,058	540,560
TECO Energy Inc.	21,028	379,555
Westar Energy Inc.	12,081	343,584
Wisconsin Energy Corp.	24,110	819,740

		11,551,071
ELECTRICAL COMPONENTS & EQUIPMENT—0.77%
Hubbell Inc. Class B	5,501	395,852
Molex Inc.	6,735	178,074
Molex Inc. Class A NVS	8,334	182,431

		756,357
ELECTRONICS—1.01%
Avnet Inc.(a)(b)	15,462	539,160
Jabil Circuit Inc.	20,071	454,809

		993,969
ENGINEERING & CONSTRUCTION—0.86%
KBR Inc.	15,517	498,716
URS Corp.(a)(b)	8,306	341,792

		840,508
FOOD—7.43%
Campbell Soup Co.	20,668	655,176
ConAgra Foods Inc.	43,208	1,152,357
Corn Products International Inc.	7,902	438,482
Flowers Foods Inc.	14,327	277,227
Hormel Foods Corp.	15,041	432,880
J.M. Smucker Co. (The)	11,922	939,215
Ralcorp Holdings Inc.(a)(b)	5,706	498,990
Safeway Inc.	35,442	779,015
Sara Lee Corp.	60,977	1,167,710
Smithfield Foods Inc.(a)	15,942	355,985
Tyson Foods Inc. Class A	32,038	597,188

		7,294,225
FOREST PRODUCTS & PAPER—0.87%
Domtar Corp.	3,803	328,503
MeadWestvaco Corp.	17,785	523,591

		852,094
GAS—3.49%
AGL Resources Inc.	12,107	502,562
Atmos Energy Corp.	9,407	304,881
CenterPoint Energy Inc.	41,153	760,096
NiSource Inc.	29,225	664,284
Questar Corp.	18,478	356,256
Southern Union Co.	12,114	525,384
UGI Corp.	11,664	313,878

		3,427,341
HAND & MACHINE TOOLS—1.60%
Snap-on Inc.	6,068	342,903
Stanley Black & Decker Inc.	17,442	1,224,079

		1,566,982

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

January 31, 2012

HEALTH CARE - PRODUCTS—1.54%
Boston Scientific Corp.(a)	154,444	920,486
Hospira Inc.(a)	17,179	591,989

		1,512,475
HEALTH CARE - SERVICES—0.83%
Coventry Health Care Inc.(a)	15,436	464,161
Health Net Inc.(a)(b)	9,276	350,076

		814,237
HOME BUILDERS—0.77%
D.R. Horton Inc.	28,940	402,845
Lennar Corp. Class A	16,227	348,718

		751,563
HOME FURNISHINGS—0.44%
Whirlpool Corp.	7,925	430,486

		430,486
HOUSEHOLD PRODUCTS & WARES—1.61%
Avery Dennison Corp.	11,149	302,695
Clorox Co. (The)	13,898	954,237
Jarden Corp.	9,622	324,165

		1,581,097
HOUSEWARES—0.58%
Newell Rubbermaid Inc.	30,566	564,554

		564,554
INSURANCE—8.67%
American Financial Group Inc.	9,063	332,340
Assurant Inc.	9,850	390,060
Assured Guaranty Ltd.	17,621	273,302
Cincinnati Financial Corp.	15,829	517,292
CNA Financial Corp.	3,079	84,765
Fidelity National Financial Inc. Class A	22,856	415,751
Genworth Financial Inc. Class A(a)	50,949	392,817
Hartford Financial Services Group Inc. (The)	46,303	811,228
HCC Insurance Holdings Inc.	11,476	318,574
Lincoln National Corp.	32,118	691,822
PartnerRe Ltd.	7,038	460,426
Principal Financial Group Inc.	30,769	840,301
Reinsurance Group of America Inc.	7,693	419,191
Torchmark Corp.	10,952	500,178
Unum Group	30,454	695,265
W.R. Berkley Corp.	11,721	401,679
White Mountains Insurance Group Ltd.	651	293,757
XL Group PLC	33,382	676,653

		8,515,401

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

January 31, 2012

INTERNET—1.04%
Liberty Interactive Corp. Series A(a)	59,691	1,021,910

		1,021,910
IRON & STEEL—1.25%
Reliance Steel & Aluminum Co.	7,736	411,555
Steel Dynamics Inc.	22,771	363,198
United States Steel Corp.	14,943	451,129

		1,225,882
MANUFACTURING—0.47%
Crane Co.	5,283	253,584
ITT Corp.	9,687	210,595

		464,179
MEDIA—1.33%
Cablevision NY Group Class A	24,061	350,088
DISH Network Corp. Class A	21,632	603,965
Gannett Co. Inc.	25,055	355,029

		1,309,082
MINING—0.54%
Vulcan Materials Co.	12,157	533,206

		533,206
OFFICE & BUSINESS EQUIPMENT—0.38%
Pitney Bowes Inc.	19,510	370,105

		370,105
OIL & GAS—1.06%
Energen Corp.	7,545	363,443
Patterson-UTI Energy Inc.	16,127	304,316
Tesoro Corp.(a)	14,934	373,798

		1,041,557
OIL & GAS SERVICES—0.28%
Complete Production Services Inc.(a)	8,256	278,227

		278,227
PACKAGING & CONTAINERS—3.54%
Ball Corp.	17,037	668,872
Bemis Co. Inc.	10,788	337,449
Crown Holdings Inc.(a)	15,748	568,030
Owens-Illinois Inc.(a)	17,203	413,732
Packaging Corp. of America	10,662	300,029
Rock-Tenn Co. Class A	7,424	459,249
Sealed Air Corp.	19,995	398,500
Sonoco Products Co.	10,459	327,367

		3,473,228

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

January 31, 2012

PHARMACEUTICALS—2.29%
Forest Laboratories Inc.(a)	26,620	845,983
Herbalife Ltd.	12,116	701,274
Omnicare Inc.	11,920	391,334
Warner Chilcott PLC Class A(a)(b)	18,214	307,270

		2,245,861
PIPELINES—0.85%
ONEOK Inc.	10,083	838,502

		838,502
REAL ESTATE INVESTMENT TRUSTS—4.69%
American Capital Agency Corp.	22,979	673,744
Apartment Investment and Management Co. Class A	12,578	308,916
Chimera Investment Corp.	106,823	324,742
DDR Corp.	23,616	327,318
Douglas Emmett Inc.	13,289	277,873
Duke Realty Corp.	26,303	352,197
Hospitality Properties Trust	12,874	311,937
Mack-Cali Realty Corp.(b)	9,053	260,364
Plum Creek Timber Co. Inc.(b)	16,959	657,670
Weyerhaeuser Co.	55,644	1,113,993

		4,608,754
RETAIL—4.09%
American Eagle Outfitters Inc.	20,337	286,548
Best Buy Co. Inc.	30,786	737,325
Dillard’s Inc. Class A	3,672	162,486
Foot Locker Inc.	16,152	423,828
GameStop Corp. Class A(a)(b)	14,506	338,860
J.C. Penney Co. Inc.	15,550	646,103
Staples Inc.	74,325	1,087,375
World Fuel Services Corp.	7,387	335,222

		4,017,747
SAVINGS & LOANS—1.23%
First Niagara Financial Group Inc.	30,703	293,827
Hudson City Bancorp Inc.	50,875	342,389
New York Community Bancorp Inc.	45,365	575,682

		1,211,898
SOFTWARE—0.75%
Broadridge Financial Solutions Inc.	12,874	308,590
Dun & Bradstreet Corp. (The)	5,129	424,732

		733,322
TELECOMMUNICATIONS—2.75%
Frontier Communications Corp.	103,960	444,949
Harris Corp.	12,071	494,911
Level 3 Communications Inc.(a)	16,433	304,832
Sprint Nextel Corp.(a)	311,549	660,484
United States Cellular Corp.(a)	1,556	71,374
Windstream Corp.	60,053	724,839

		2,701,389

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

January 31, 2012

TEXTILES—0.44%
Cintas Corp.	11,669	432,336

		432,336
TOYS, GAMES & HOBBIES—1.11%
Mattel Inc.	35,297	1,094,207

		1,094,207
TRANSPORTATION—0.31%
Ryder System Inc.	5,324	299,635

		299,635
WATER—0.62%
American Water Works Co. Inc.	18,185	613,380

		613,380

TOTAL COMMON STOCKS
(Cost: $97,103,758)		98,013,164

SHORT-TERM INVESTMENTS—2.27%

MONEY MARKET FUNDS—2.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	1,949,970	1,949,970
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	149,531	149,531
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	124,990	124,990

		2,224,491

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,224,491)		2,224,491

TOTAL INVESTMENTS IN SECURITIES—102.10%
(Cost: $99,328,249)		100,237,655
Other Assets, Less Liabilities—(2.10)%		(2,058,151)

NET ASSETS—100.00%		$98,179,504

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

January 31, 2012

Security	Shares	Value
COMMON STOCKS—99.89%
ADVERTISING—0.48%
Lamar Advertising Co. Class A(a)	24,057	$688,271

		688,271
AEROSPACE & DEFENSE—2.14%
AAR Corp.	16,775	355,462
Esterline Technologies Corp.(a)	12,557	767,861
Kaman Corp.	10,926	340,563
Moog Inc. Class A(a)(b)	17,312	737,838
Teledyne Technologies Inc.(a)	15,145	859,630

		3,061,354
AGRICULTURE—0.20%
Vector Group Ltd.	16,481	286,934

		286,934
APPAREL—1.88%
Carter’s Inc.(a)	20,880	875,289
Columbia Sportswear Co.	6,111	280,189
Iconix Brand Group Inc.(a)(b)	30,268	557,234
SKECHERS U.S.A. Inc. Class A(a)(b)	15,998	194,536
Wolverine World Wide Inc.	19,955	780,041

		2,687,289
AUTO PARTS & EQUIPMENT—0.85%
Tenneco Inc.(a)(b)	24,971	801,569
Titan International Inc.	17,416	420,422

		1,221,991
BANKS—3.57%
City National Corp.	20,226	927,969
First Citizens BancShares Inc. Class A	2,257	398,180
MB Financial Inc.	22,584	409,900
PrivateBancorp Inc.	26,938	380,903
Prosperity Bancshares Inc.	19,332	802,471
Sterling Financial Corp.(a)	11,536	211,801
SVB Financial Group(a)	17,868	1,037,059
Texas Capital Bancshares Inc.(a)	15,431	489,471
Wintrust Financial Corp.	14,733	451,566

		5,109,320
BIOTECHNOLOGY—1.40%
Charles River Laboratories International Inc.(a)	21,366	721,530
Dendreon Corp.(a)(b)	61,539	835,700
Medicines Co. (The)(a)	22,393	450,547

		2,007,777
BUILDING MATERIALS—1.43%
Armstrong World Industries Inc.(a)	8,944	417,685
Eagle Materials Inc.	18,531	544,997

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

January 31, 2012

Lennox International Inc.	20,106	727,837
USG Corp.(a)(b)	27,501	353,113

		2,043,632
CHEMICALS—0.72%
Chemtura Corp.(a)(b)	39,977	561,677
Minerals Technologies Inc.	7,322	464,581

		1,026,258
COAL—0.53%
Cloud Peak Energy Inc.(a)(b)	25,198	477,502
Patriot Coal Corp.(a)	37,846	287,630

		765,132
COMMERCIAL SERVICES—9.14%
Aaron’s Inc.	29,283	779,221
Avis Budget Group Inc.(a)(b)	43,321	621,656
Booz Allen Hamilton Holding Corp.(a)	6,266	110,282
Bridgepoint Education Inc.(a)(b)	7,478	183,884
Chemed Corp.	8,818	495,043
Corrections Corp. of America(a)	41,142	968,071
DFC Global Corp.(a)(b)	18,016	354,915
Dollar Thrifty Automotive Group Inc.(a)	11,990	883,064
Euronet Worldwide Inc.(a)	20,165	370,229
FleetCor Technologies Inc.(a)	13,281	451,421
GEO Group Inc. (The)(a)	26,719	469,720
ITT Educational Services Inc.(a)(b)	11,177	736,229
KAR Auction Services Inc.(a)	12,993	191,517
Korn/Ferry International(a)	19,520	320,714
Live Nation Entertainment Inc.(a)	65,276	671,037
Matthews International Corp. Class A	12,120	399,475
MoneyGram International Inc.(a)	4,318	80,142
Quad Graphics Inc.(b)	9,260	108,805
RSC Holdings Inc.(a)	25,955	549,986
Service Corp. International	94,287	1,046,586
Strayer Education Inc.(b)	4,967	540,410
Team Health Holdings Inc.(a)	11,938	245,923
TeleTech Holdings Inc.(a)	11,846	200,908
United Rentals Inc.(a)(b)	25,836	987,969
Valassis Communications Inc.(a)(b)	19,531	444,330
Wright Express Corp.(a)	15,977	874,261

		13,085,798
COMPUTERS—1.66%
CACI International Inc. Class A(a)(b)	10,913	640,484
j2 Global Inc.	19,138	515,961
Manhattan Associates Inc.(a)	8,578	376,488
Mentor Graphics Corp.(a)	39,045	541,554
Sykes Enterprises Inc.(a)	17,486	306,530

		2,381,017
COSMETICS & PERSONAL CARE—0.28%
Elizabeth Arden Inc.(a)(b)	11,295	406,281

		406,281

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

January 31, 2012

DISTRIBUTION & WHOLESALE—2.62%
Beacon Roofing Supply Inc.(a)	19,121	437,106
Owens & Minor Inc.	26,342	801,060
Pool Corp.	20,109	684,309
Watsco Inc.	10,402	717,426
WESCO International Inc.(a)	17,810	1,119,893

		3,759,794
DIVERSIFIED FINANCIAL SERVICES—2.12%
BGC Partners Inc. Class A	36,586	229,028
CBOE Holdings Inc.	37,277	953,918
Cohen & Steers Inc.(b)	8,631	291,469
GAMCO Investors Inc. Class A	1,791	83,282
Nelnet Inc. Class A	11,529	284,190
Stifel Financial Corp.(a)(b)	22,258	802,624
World Acceptance Corp.(a)(b)	6,070	386,780

		3,031,291
ELECTRIC—0.08%
Ormat Technologies Inc.	7,446	120,997

		120,997
ELECTRICAL COMPONENTS & EQUIPMENT—1.79%
Acuity Brands Inc.	17,414	1,014,017
EnerSys Inc.(a)(b)	20,769	601,886
Generac Holdings Inc.(a)	11,478	333,551
Littelfuse Inc.	9,537	483,621
SunPower Corp.(a)	18,658	127,807

		2,560,882
ELECTRONICS—2.19%
AVX Corp.	21,296	280,255
Cymer Inc.(a)(b)	11,749	584,983
ESCO Technologies Inc.	10,955	329,417
Itron Inc.(a)	16,790	651,284
Plexus Corp.(a)	14,690	532,512
TTM Technologies Inc.(a)	22,106	271,241
Watts Water Technologies Inc. Class A	12,531	483,070

		3,132,762
ENGINEERING & CONSTRUCTION—0.55%
EMCOR Group Inc.	27,400	789,942

		789,942
ENTERTAINMENT—1.66%
Churchill Downs Inc.	5,405	302,410
DreamWorks Animation SKG Inc. Class A(a)(b)	28,234	501,154
International Speedway Corp. Class A	11,357	292,897
Scientific Games Corp. Class A(a)(b)	25,394	284,159
Six Flags Entertainment Corp.	22,650	992,749

		2,373,369
ENVIRONMENTAL CONTROL—0.80%
Covanta Holding Corp.	47,914	684,691
Mine Safety Appliances Co.	13,332	455,155

		1,139,846

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

January 31, 2012

FOOD—2.84%
Hain Celestial Group Inc.(a)(b)	15,097	582,593
J&J Snack Foods Corp.	5,815	296,739
Lancaster Colony Corp.	8,189	569,054
Ruddick Corp.	17,700	714,018
Snyders-Lance Inc.	25,847	594,223
Tootsie Roll Industries Inc.	11,624	281,766
TreeHouse Foods Inc.(a)	14,783	835,831
Weis Markets Inc.	4,646	196,386

		4,070,610
FOREST PRODUCTS & PAPER—1.26%
AbitibiBowater Inc.(a)(b)	30,606	443,481
Buckeye Technologies Inc.	16,272	545,600
Clearwater Paper Corp.(a)	9,518	347,597
Schweitzer-Mauduit International Inc.	6,679	464,391

		1,801,069
HAND & MACHINE TOOLS—0.63%
Regal Beloit Corp.	15,940	904,914

		904,914
HEALTH CARE - PRODUCTS—1.24%
Hill-Rom Holdings Inc.	25,872	854,035
Integra LifeSciences Holdings Corp.(a)	8,451	249,473
Steris Corp.	22,300	670,784

		1,774,292
HEALTH CARE - SERVICES—4.30%
Brookdale Senior Living Inc.(a)	41,813	735,909
Centene Corp.(a)	20,660	933,832
Emeritus Corp.(a)	12,306	214,863
Health Management Associates Inc. Class A(a)	105,005	673,082
HealthSouth Corp.(a)	39,364	759,331
Lincare Holdings Inc.	36,614	940,614
Magellan Health Services Inc.(a)	11,755	573,879
Molina Healthcare Inc.(a)(b)	12,534	383,666
Tenet Healthcare Corp.(a)	179,574	949,946

		6,165,122
HOME BUILDERS—0.42%
Thor Industries Inc.	19,579	600,292

		600,292
HOUSEWARES—0.56%
Toro Co. (The)	12,768	809,363

		809,363
INSURANCE—3.01%
American National Insurance Co.	5,941	432,802
AmTrust Financial Services Inc.	9,908	256,914
Aspen Insurance Holdings Ltd.	29,255	777,013
Greenlight Capital Re Ltd. Class A(a)	12,571	322,698
Hanover Insurance Group Inc. (The)	18,768	682,404

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

January 31, 2012

ProAssurance Corp.(b)	12,070	985,274
RLI Corp.	7,256	517,498
Tower Group Inc.	15,431	333,155

		4,307,758
INTERNET—0.85%
AOL Inc.(a)	40,198	651,609
Digital River Inc.(a)	15,478	247,803
Websense Inc.(a)(b)	16,563	313,041

		1,212,453
IRON & STEEL—0.30%
Schnitzer Steel Industries Inc. Class A	10,026	437,434

		437,434
LEISURE TIME—1.06%
Brunswick Corp.	36,615	781,364
Interval Leisure Group Inc.(a)	16,784	228,262
WMS Industries Inc.(a)	23,104	505,747

		1,515,373
LODGING—0.34%
Choice Hotels International Inc.	13,433	488,155

		488,155
MACHINERY—0.96%
Applied Industrial Technologies Inc.	15,779	608,754
Robbins & Myers Inc.	15,789	766,714

		1,375,468
MANUFACTURING—2.65%
Actuant Corp. Class A	28,384	719,534
Barnes Group Inc.	20,069	507,545
Ceradyne Inc.(a)	9,531	315,381
CLARCOR Inc.	20,845	1,071,642
Colfax Corp.(a)	18,769	569,827
Hillenbrand Inc.	25,932	608,105

		3,792,034
MEDIA—0.21%
Scholastic Corp.	10,049	296,546

		296,546
METAL FABRICATE & HARDWARE—1.22%
Kaydon Corp.	13,401	457,242
RTI International Metals Inc.(a)(b)	12,439	313,090
Valmont Industries Inc.	9,329	978,705

		1,749,037
MINING—1.78%
AMCOL International Corp.	11,079	316,416
Century Aluminum Co.(a)(b)	26,003	260,810
Coeur d’Alene Mines Corp.(a)	37,076	1,025,522
Hecla Mining Co.	115,329	606,631
Kaiser Aluminum Corp.	6,927	342,055

		2,551,434

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

January 31, 2012

OFFICE FURNISHINGS—0.22%
Interface Inc. Class A	24,186	321,432

		321,432
OIL & GAS—3.31%
Berry Petroleum Co. Class A	21,387	962,629
Clayton Williams Energy Inc.(a)(b)	3,732	303,747
Comstock Resources Inc.(a)	19,754	237,838
Contango Oil & Gas Co.(a)(b)	5,459	339,987
CVR Energy Inc.(a)	35,760	891,854
McMoRan Exploration Co.(a)	44,480	521,750
Swift Energy Co.(a)	17,564	582,247
Unit Corp.(a)	19,846	898,032

		4,738,084
OIL & GAS SERVICES—1.71%
Key Energy Services Inc.(a)	62,334	902,596
Newpark Resources Inc.(a)	37,475	305,047
Superior Energy Services Inc.(a)(b)	33,006	941,001
Tetra Technologies Inc.(a)(b)	31,779	296,816

		2,445,460
PACKAGING & CONTAINERS—0.19%
Graphic Packaging Holding Co.(a)(b)	53,255	266,808

		266,808
PHARMACEUTICALS—3.07%
Alkermes PLC(a)(b)	40,155	755,315
Medicis Pharmaceutical Corp. Class A	26,194	866,759
Par Pharmaceutical Companies Inc.(a)(b)	14,962	540,278
Theravance Inc.(a)(b)	32,228	571,725
VCA Antech Inc.(a)	35,515	794,826
ViroPharma Inc.(a)	29,162	868,736

		4,397,639
REAL ESTATE—0.51%
Forest City Enterprises Inc. Class A(a)	55,245	725,367

		725,367
REAL ESTATE INVESTMENT TRUSTS—8.56%
Acadia Realty Trust(b)	17,655	371,108
American Assets Trust Inc.	12,378	274,049
Corporate Office Properties Trust	29,698	719,583
EastGroup Properties Inc.(b)	11,113	527,868
Hersha Hospitality Trust	62,259	338,066
Highwoods Properties Inc.(b)	30,454	1,007,723
Home Properties Inc.	19,970	1,189,813
LaSalle Hotel Properties(b)	35,176	951,511
LTC Properties Inc.(b)	12,579	401,899
Mid-America Apartment Communities Inc.(b)	15,360	981,811
National Health Investors Inc.(b)	9,715	470,303
Omega Healthcare Investors Inc.	42,617	888,138
Post Properties Inc.(b)	20,870	932,680

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

January 31, 2012

PS Business Parks Inc.	7,768	482,704
RLJ Lodging Trust	26,448	471,832
Strategic Hotels & Resorts Inc.(a)(b)	61,564	382,312
Tanger Factory Outlet Centers Inc.	35,538	1,048,371
Washington Real Estate Investment Trust(b)	27,237	811,663

		12,251,434
RETAIL—8.87%
Aeropostale Inc.(a)	33,384	546,496
ANN INC.(a)	21,439	520,110
Ascena Retail Group Inc.(a)	26,376	932,919
Brinker International Inc.	33,277	860,210
Buckle Inc. (The)	11,303	493,150
Cabela’s Inc.(a)(b)	20,292	529,215
Casey’s General Stores Inc.	15,646	797,007
Cash America International Inc.	12,215	535,750
Chico’s FAS Inc.	71,157	814,036
Children’s Place Retail Stores Inc. (The)(a)	10,414	519,555
Cracker Barrel Old Country Store Inc.	9,525	499,777
DineEquity Inc.(a)(b)	6,760	321,235
Domino’s Pizza Inc.(a)	22,850	746,053
DSW Inc. Class A	10,825	540,925
Finish Line Inc. (The) Class A	20,998	444,108
Group 1 Automotive Inc.	9,402	501,503
HSN Inc.	17,066	609,086
Papa John’s International Inc.(a)	7,910	306,433
Penske Automotive Group Inc.	18,608	416,447
Pier 1 Imports Inc.(a)	45,223	703,218
Saks Inc.(a)(b)	46,434	463,411
Wendy’s Co. (The)	128,683	603,523

		12,704,167
SAVINGS & LOANS—0.61%
BankUnited Inc.	16,484	377,649
Northwest Bancshares Inc.	40,323	496,779

		874,428
SEMICONDUCTORS—5.05%
Aeroflex Holding Corp.(a)(b)	7,382	93,530
Entegris Inc.(a)	55,698	533,587
Fairchild Semiconductor International Inc.(a)	52,703	736,788
International Rectifier Corp.(a)	28,696	654,269
Intersil Corp. Class A	51,954	585,002
Microsemi Corp.(a)(b)	35,681	705,770
MKS Instruments Inc.	21,665	653,200
OmniVision Technologies Inc.(a)	24,698	328,730
PMC-Sierra Inc.(a)	96,498	627,237
QLogic Corp.(a)	42,931	743,565
Semtech Corp.(a)	27,001	769,528
TriQuint Semiconductor Inc.(a)(b)	68,316	409,213
Veeco Instruments Inc.(a)(b)	16,051	391,805

		7,232,224
SOFTWARE—2.68%
Acxiom Corp.(a)	33,801	463,750
Compuware Corp.(a)	90,412	708,830
JDA Software Group Inc.(a)	17,498	515,666
ManTech International Corp. Class A	9,676	340,111
Progress Software Corp.(a)	26,477	617,709

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

January 31, 2012

SYNNEX Corp.(a)(b)	10,103	365,527
Take-Two Interactive Software Inc.(a)(b)	35,874	559,634
Verint Systems Inc.(a)	9,217	260,933

		3,832,160
STORAGE & WAREHOUSING—0.23%
Mobile Mini Inc.(a)(b)	15,853	329,742

		329,742
TELECOMMUNICATIONS—1.94%
Anixter International Inc.(a)	12,572	823,592
ARRIS Group Inc.(a)	49,363	576,560
Clearwire Corp. Class A(a)	60,723	102,622
EchoStar Corp. Class A(a)	16,084	421,883
NTELOS Holdings Corp.	6,004	137,071
Plantronics Inc.	19,294	718,509

		2,780,237
TRANSPORTATION—2.31%
Alexander & Baldwin Inc.	17,067	807,269
Atlas Air Worldwide Holdings Inc.(a)(b)	10,879	518,221
Con-way Inc.	22,751	722,117
Heartland Express Inc.	22,093	327,418
Swift Transportation Co.(a)(b)	32,911	379,464
Werner Enterprises Inc.	21,361	558,163

		3,312,652
TRUCKING & LEASING—0.91%
AMERCO	2,448	236,771
GATX Corp.	19,265	827,239
Textainer Group Holdings Ltd.	7,590	239,768

		1,303,778

TOTAL COMMON STOCKS
(Cost: $134,030,253)		143,046,903

SHORT-TERM INVESTMENTS—14.71%

MONEY MARKET FUNDS—14.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	19,456,307	19,456,307
BlackRock Cash Funds: Prime SL Agency Shares
0.21%(c)(d)(e)	1,491,984	1,491,984
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	111,893	111,893

		21,060,184

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

January 31, 2012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,060,184)	21,060,184

TOTAL INVESTMENTS IN SECURITIES—114.60%
(Cost: $155,090,437)	164,107,087
Other Assets, Less Liabilities—(14.60)%	(20,910,477)

NET ASSETS—100.00%	$143,196,610

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.94%

AEROSPACE & DEFENSE—1.05%
Cubic Corp.	4,668	$215,848
HEICO Corp.(a)	3,712	206,387
HEICO Corp. Class A	6,710	258,671
Orbital Sciences Corp.(b)	16,987	246,142

		927,048
AIRLINES—0.42%
Allegiant Travel Co.(b)	4,365	239,944
Spirit Airlines Inc.(b)	7,986	134,085

		374,029
APPAREL—2.22%
Crocs Inc.(b)	26,105	496,517
Steven Madden Ltd.(a)(b)	11,377	468,050
True Religion Apparel Inc.(a)(b)	7,492	271,510
Warnaco Group Inc. (The)(b)	12,530	729,873

		1,965,950
BANKS—0.93%
Pacific Capital Bancorp(a)(b)	1,590	44,361
Signature Bank(b)	13,455	782,408

		826,769
BEVERAGES—0.54%
Boston Beer Co. Inc. (The) Class A(a)(b)	2,521	252,226
Peet’s Coffee & Tea Inc.(b)	3,738	227,345

		479,571
BIOTECHNOLOGY—5.84%
Acorda Therapeutics Inc.(a)(b)	11,503	293,672
Amylin Pharmaceuticals Inc.(b)	38,608	549,392
ARIAD Pharmaceuticals Inc.(a)(b)	44,739	659,900
Cubist Pharmaceuticals Inc.(b)	17,806	726,841
Exelixis Inc.(a)(b)	37,106	197,404
Halozyme Therapeutics Inc.(b)	25,309	267,263
Human Genome Sciences Inc.(b)	57,935	570,080
ImmunoGen Inc.(b)	22,307	314,975
Incyte Corp.(a)(b)	28,695	507,902
InterMune Inc.(b)	19,123	286,845
Momenta Pharmaceuticals Inc.(a)(b)	13,118	205,821
Myriad Genetics Inc.(b)	24,985	591,145

		5,171,240
BUILDING MATERIALS—0.43%
Simpson Manufacturing Co. Inc.	11,678	378,134

		378,134
CHEMICALS—0.77%
Balchem Corp.	8,414	318,386
Intrepid Potash Inc.(b)	15,267	364,728

		683,114

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

January 31, 2012

COMMERCIAL SERVICES—8.56%
Acacia Research Corp.(b)	12,494	514,253
Accretive Health Inc.(a)(b)	11,492	308,330
Advisory Board Co. (The)(a)(b)	4,721	360,118
Arbitron Inc.	7,941	283,573
Cardtronics Inc.(b)	12,702	324,536
Corporate Executive Board Co. (The)	10,073	396,171
CoStar Group Inc.(a)(b)	7,379	418,168
Forrester Research Inc.(b)	4,155	145,176
FTI Consulting Inc.(b)	12,110	518,550
Green Dot Corp. Class A(a)(b)	5,878	166,818
Healthcare Services Group Inc.	18,259	341,261
Heartland Payment Systems Inc.	10,602	254,448
HMS Holdings Corp.(a)(b)	24,693	815,116
Huron Consulting Group Inc.(b)	6,583	246,731
K12 Inc.(a)(b)	10,432	233,572
MAXIMUS Inc.	10,007	450,615
Monro Muffler Brake Inc.	8,907	373,560
Monster Worldwide Inc.(b)	37,832	272,390
PAREXEL International Corp.(a)(b)	17,161	413,580
ServiceSource International Inc.(a)(b)	11,137	188,438
VistaPrint NV(a)(b)	11,202	400,808
Zillow Inc.(b)	1,047	30,876
Zipcar Inc.(a)(b)	7,592	120,409

		7,577,497
COMPUTERS—1.51%
3D Systems Corp.(a)(b)	12,361	236,342
Fusion-io Inc.(a)(b)	6,511	150,469
iGATE Corp.(b)	9,176	167,187
NetScout Systems Inc.(b)	10,046	207,551
Synaptics Inc.(b)	9,385	359,539
Syntel Inc.	4,490	210,671

		1,331,759
DISTRIBUTION & WHOLESALE—0.32%
MWI Veterinary Supply Inc.(b)	3,638	285,619

		285,619
DIVERSIFIED FINANCIAL SERVICES—1.84%
Credit Acceptance Corp.(a)(b)	1,936	163,437
Financial Engines Inc.(b)	11,984	287,017
Greenhill & Co. Inc.	8,488	395,201
Higher One Holdings Inc.(b)	9,777	165,623
MarketAxess Holdings Inc.	9,606	298,266
Portfolio Recovery Associates Inc.(b)	4,948	321,373

		1,630,917
ELECTRICAL COMPONENTS & EQUIPMENT—1.27%
GrafTech International Ltd.(b)	38,165	626,669
Universal Display Corp.(a)(b)	11,708	493,024

		1,119,693

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

January 31, 2012

ELECTRONICS—2.82%
Coherent Inc.(b)	7,299	407,868
FEI Co.(a)(b)	10,949	482,413
II-VI Inc.(a)(b)	15,373	353,733
OSI Systems Inc.(b)	5,727	307,711
Rofin-Sinar Technologies Inc.(b)	8,259	234,308
Woodward Inc.	16,945	711,351

		2,497,384
ENERGY - ALTERNATE SOURCES—0.31%
Amyris Inc.(a)(b)	6,005	53,865
Clean Energy Fuels Corp.(a)(b)	14,806	221,498

		275,363
ENGINEERING & CONSTRUCTION—0.34%
MasTec Inc.(b)	18,524	301,756

		301,756
ENTERTAINMENT—1.71%
Bally Technologies Inc.(b)	12,631	533,281
Madison Square Garden Inc. Class A(b)	17,996	516,305
Vail Resorts Inc.	10,555	460,304

		1,509,890
ENVIRONMENTAL CONTROL—0.78%
Calgon Carbon Corp.(b)	16,268	265,819
Tetra Tech Inc.(b)	18,154	419,902

		685,721
FOOD—1.76%
B&G Foods Inc. Class A	13,975	316,674
Diamond Foods Inc.(a)	6,372	231,558
Fresh Market Inc. (The)(a)(b)	8,951	385,430
United Natural Foods Inc.(b)	14,128	622,338

		1,556,000
FOREST PRODUCTS & PAPER—0.28%
Deltic Timber Corp.	3,676	250,409

		250,409
HAND & MACHINE TOOLS—0.32%
Franklin Electric Co. Inc.	5,687	284,691

		284,691
HEALTH CARE - PRODUCTS—7.15%
Arthrocare Corp.(b)	7,978	246,600
Cepheid Inc.(b)	18,667	822,468
Cyberonics Inc.(a)(b)	8,209	266,792
Haemonetics Corp.(b)	7,510	487,850
Insulet Corp.(b)	11,963	232,920
Luminex Corp.(a)(b)	12,237	241,069
MAKO Surgical Corp.(a)(b)	10,614	379,769
Masimo Corp.(b)	15,916	340,602

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

January 31, 2012

Meridian Bioscience Inc.	11,901	207,553
NxStage Medical Inc.(b)	14,202	254,784
PSS World Medical Inc.(b)	15,543	377,229
TECHNE Corp.	10,147	692,533
Thoratec Corp.(b)	17,413	511,942
Volcano Corp.(b)	15,295	429,025
West Pharmaceutical Services Inc.	9,813	397,230
Zoll Medical Corp.(b)	6,452	442,478

		6,330,844
HEALTH CARE - SERVICES—0.32%
Air Methods Corp.(b)	3,336	281,225

		281,225
HOME FURNISHINGS—0.87%
Select Comfort Corp.(b)	16,199	406,271
TiVo Inc.(b)	35,179	365,158

		771,429
INSURANCE—0.33%
Enstar Group Ltd.(a)(b)	2,921	290,727

		290,727
INTERNET—4.96%
AboveNet Inc.(b)	6,744	448,139
Ancestry.com Inc.(a)(b)	8,492	251,363
Bankrate Inc.(b)	12,853	300,632
Blue Coat Systems Inc.(b)	12,307	317,028
BroadSoft Inc.(b)	6,540	182,335
DealerTrack Holdings Inc.(b)	12,075	330,010
Liquidity Services Inc.(b)	6,122	211,270
NIC Inc.	18,596	232,636
OpenTable Inc.(a)(b)	6,861	330,494
Sapient Corp.	31,754	409,627
Shutterfly Inc.(a)(b)	8,790	208,499
ValueClick Inc.(b)	23,064	402,236
VirnetX Holding Corp.(a)(b)	12,179	282,796
WebMD Health Corp.(b)	17,220	482,849

		4,389,914
IRON & STEEL—0.76%
Carpenter Technology Corp.	12,847	674,211

		674,211
LEISURE TIME—0.65%
Life Time Fitness Inc.(b)	11,719	575,872

		575,872
LODGING—0.39%
Gaylord Entertainment Co.(a)(b)	12,253	343,697

		343,697
MACHINERY—3.38%
Chart Industries Inc.(b)	8,560	477,306
Cognex Corp.	11,187	464,820

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

January 31, 2012

iRobot Corp.(b)	7,809	258,009
Manitowoc Co. Inc. (The)	38,209	513,529
Middleby Corp. (The)(b)	5,461	525,075
Sauer-Danfoss Inc.(b)	3,178	160,171
Zebra Technologies Corp. Class A(b)	15,695	594,213

		2,993,123
MANUFACTURING—1.71%
Hexcel Corp.(a)(b)	28,662	718,556
Polypore International Inc.(a)(b)	11,773	448,316
Raven Industries Inc.	5,273	342,165

		1,509,037
MEDIA—0.18%
CTC Media Inc.	15,632	156,633

		156,633
METAL FABRICATE & HARDWARE—0.33%
RBC Bearings Inc.(b)	6,356	287,800

		287,800
MINING—0.24%
Globe Specialty Metals Inc.	15,378	210,371

		210,371
OFFICE FURNISHINGS—0.40%
Herman Miller Inc.	16,942	357,815

		357,815
OIL & GAS—4.30%
Apco Oil and Gas International Inc.(a)	2,672	206,385
Bill Barrett Corp.(b)	12,546	346,521
Carrizo Oil & Gas Inc.(b)	10,211	248,025
Cheniere Energy Inc.(a)(b)	21,256	271,864
Gulfport Energy Corp.(b)	13,144	432,043
Hyperdynamics Corp.(a)(b)	39,867	104,452
Kodiak Oil & Gas Corp.(b)	71,929	652,396
Northern Oil and Gas Inc.(b)	18,399	459,975
Quicksilver Resources Inc.(a)(b)	35,177	176,237
Resolute Energy Corp.(b)	14,778	166,253
Rosetta Resources Inc.(b)	15,453	741,589

		3,805,740
OIL & GAS SERVICES—2.48%
Hornbeck Offshore Services Inc.(b)	9,100	297,479
ION Geophysical Corp.(b)	34,614	257,182
Lufkin Industries Inc.	8,872	667,352
SEACOR Holdings Inc.(b)	6,311	577,646
Targa Resources Corp.	9,490	393,265

		2,192,924
PHARMACEUTICALS—4.92%
Akorn Inc.(b)	19,073	218,577
Align Technology Inc.(a)(b)	17,838	420,263
Auxilium Pharmaceuticals Inc.(b)	13,991	278,001

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

January 31, 2012

Impax Laboratories Inc.(b)	19,163	361,606
Ironwood Pharmaceuticals Inc. Class A(b)	16,498	247,470
Isis Pharmaceuticals Inc.(a)(b)	27,557	224,865
Jazz Pharmaceuticals PLC(b)	4,266	198,369
Neogen Corp.(a)(b)	6,811	221,834
Opko Health Inc.(a)(b)	45,420	238,909
Pharmacyclics Inc.(b)	15,357	282,262
Questcor Pharmaceuticals Inc.(b)	16,995	602,133
Salix Pharmaceuticals Ltd.(b)	15,496	746,907
VIVUS Inc.(b)	25,917	309,190

		4,350,386
REAL ESTATE INVESTMENT TRUSTS—2.00%
Alexander’s Inc.	787	305,356
DuPont Fabros Technology Inc.(a)	18,198	464,049
Extra Space Storage Inc.	27,470	723,010
Sun Communities Inc.	6,871	275,596

		1,768,011
RETAIL—6.08%
BJ’s Restaurants Inc.(a)(b)	6,829	341,655
Buffalo Wild Wings Inc.(a)(b)	5,350	356,096
Cheesecake Factory Inc. (The)(b)	15,674	463,637
Coinstar Inc.(a)(b)	8,957	445,432
Express Inc.(b)	21,204	458,854
EZCORP Inc. Class A NVS(b)	12,758	342,169
First Cash Financial Services Inc.(b)	8,047	323,892
Genesco Inc.(b)	6,923	422,788
Hibbett Sports Inc.(a)(b)	7,985	382,721
Jos. A. Bank Clothiers Inc.(b)	7,950	379,612
P.F. Chang’s China Bistro Inc.	6,203	201,970
PriceSmart Inc.	5,272	351,379
Teavana Holdings Inc.(a)(b)	2,098	39,820
Texas Roadhouse Inc.	18,544	281,127
Vera Bradley Inc.(a)(b)	6,862	245,797
Vitamin Shoppe Inc.(b)	8,064	344,655

		5,381,604
SAVINGS & LOANS—0.23%
Investors Bancorp Inc.(a)(b)	13,540	199,850

		199,850
SEMICONDUCTORS—4.33%
Cabot Microelectronics Corp.(b)	6,838	344,772
Cavium Inc.(a)(b)	14,136	454,331
Cirrus Logic Inc.(a)(b)	18,971	387,577
Diodes Inc.(b)	10,190	262,698
GT Advanced Technologies Inc.(a)(b)	36,885	317,949
Hittite Microwave Corp.(b)	8,223	452,429
Integrated Device Technology Inc.(b)	42,508	269,501
Power Integrations Inc.	8,411	302,712
Rambus Inc.(b)	29,209	212,934
Silicon Laboratories Inc.(b)	12,196	534,673
Tessera Technologies Inc.(b)	14,895	294,921

		3,834,497
SOFTWARE—9.78%
ACI Worldwide Inc.(b)	9,687	294,291

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

January 31, 2012

Advent Software Inc.(b)	9,574	251,317
Aspen Technology Inc.(b)	27,426	493,942
athenahealth Inc.(a)(b)	10,203	593,611
Blackbaud Inc.	13,001	395,620
Bottomline Technologies Inc.(b)	10,524	287,726
CommVault Systems Inc.(b)	11,886	558,642
MicroStrategy Inc. Class A(b)	2,400	276,288
NetSuite Inc.(b)	8,624	361,173
OPNET Technologies Inc.	4,200	148,890
Pegasystems Inc.	4,682	132,782
QLIK Technologies Inc.(b)	22,013	620,767
Quality Systems Inc.	10,896	441,942
Quest Software Inc.(b)	17,385	353,785
RealPage Inc.(b)	9,268	238,373
SolarWinds Inc.(b)	16,731	528,867
SS&C Technologies Holdings Inc.(a)(b)	9,882	185,485
SuccessFactors Inc.(b)	24,090	958,782
Synchronoss Technologies Inc.(a)(b)	8,786	293,628
Taleo Corp. Class A(b)	12,040	433,560
Tyler Technologies Inc.(b)	8,663	304,331
Ultimate Software Group Inc. (The)(b)	7,536	502,576

		8,656,378
TELECOMMUNICATIONS—6.17%
ADTRAN Inc.	18,846	652,637
Ciena Corp.(b)	27,842	405,101
Comtech Telecommunications Corp.	6,861	211,730
DigitalGlobe Inc.(a)(b)	10,340	162,235
Finisar Corp.(b)	26,120	529,191
InterDigital Inc.	13,244	494,266
Ixia(b)	14,531	177,423
LogMeIn Inc.(b)	6,501	258,935
Loral Space & Communications Inc.(b)	3,556	245,222
NETGEAR Inc.(b)	10,923	434,954
NeuStar Inc. Class A(b)	19,041	695,187
RF Micro Devices Inc.(b)	80,587	402,129
Sonus Networks Inc.(b)	60,602	156,353
Ubiquiti Networks Inc.(a)(b)	2,083	50,575
ViaSat Inc.(b)	12,277	583,649

		5,459,587
TRANSPORTATION—3.96%
Forward Air Corp.	8,562	299,670
Genesee & Wyoming Inc. Class A(a)(b)	11,677	725,142
Hub Group Inc. Class A(a)(b)	10,830	370,711
Knight Transportation Inc.	16,473	290,089
Landstar System Inc.	13,669	699,169
Old Dominion Freight Line Inc.(a)(b)	15,903	677,786
UTi Worldwide Inc.	29,620	441,042

		3,503,609

TOTAL COMMON STOCKS
(Cost: $84,102,390)		88,437,838

SHORT-TERM INVESTMENTS—15.83%

MONEY MARKET FUNDS—15.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	12,971,250	12,971,250

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

January 31, 2012

BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	994,685	994,685
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	45,470	45,470

		14,011,405

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,011,405)		14,011,405

TOTAL INVESTMENTS IN SECURITIES—115.77%
(Cost: $98,113,795)		102,449,243
Other Assets, Less Liabilities—(15.77)%		(13,954,731)

NET ASSETS—100.00%		$88,494,512

NVS - Non-Voting Shares

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.86%

AEROSPACE & DEFENSE—1.13%
Alliant Techsystems Inc.	16,442	$976,819
Curtiss-Wright Corp.	23,104	863,166

		1,839,985
AGRICULTURE—0.32%
Universal Corp.	11,628	521,865

		521,865
AIRLINES—1.90%
Alaska Air Group Inc.(a)	17,846	1,358,616
JetBlue Airways Corp.(a)	123,307	731,210
SkyWest Inc.	25,721	329,229
US Airways Group Inc.(a)(b)	79,863	674,044

		3,093,099
APPAREL—0.24%
Jones Group Inc. (The)	42,607	389,002

		389,002
AUTO MANUFACTURERS—0.67%
Oshkosh Corp.(a)	44,902	1,090,220

		1,090,220
AUTO PARTS & EQUIPMENT—1.25%
Cooper Tire & Rubber Co.	30,863	464,797
Dana Holding Corp.(a)(b)	72,545	1,077,293
Federal-Mogul Corp. Class A(a)	12,353	204,936
Meritor Inc.(a)	46,601	292,655

		2,039,681
BANKS—14.13%
Associated Banc-Corp	85,766	1,068,644
BancorpSouth Inc.	38,659	434,141
Bank of Hawaii Corp.	23,371	1,068,522
Bank of the Ozarks Inc.	13,673	382,707
CapitalSource Inc.	136,201	941,149
Cathay General Bancorp	38,921	612,617
Community Bank System Inc.	18,427	504,163
CVB Financial Corp.	46,833	493,152
F.N.B. Corp.	68,982	808,469
First Financial Bancorp	28,678	498,424
First Financial Bankshares Inc.(b)	15,591	531,341
First Horizon National Corp.	129,596	1,131,373
FirstMerit Corp.	54,152	849,645
Fulton Financial Corp.	99,101	920,648
Glacier Bancorp Inc.	35,651	498,044
Hancock Holding Co.	38,651	1,283,213
IBERIABANK Corp.	14,552	760,779
International Bancshares Corp.	28,452	546,847
National Penn Bancshares Inc.	63,139	548,678

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

January 31, 2012

Old National Bancorp	46,962	552,743
Park National Corp.(b)	6,588	456,087
Popular Inc.(a)	506,974	795,949
Susquehanna Bancshares Inc.	77,473	708,103
Synovus Financial Corp.	361,958	629,807
TCF Financial Corp.	74,769	750,681
Trustmark Corp.	28,262	666,135
UMB Financial Corp.	17,259	665,852
Umpqua Holdings Corp.	56,801	691,268
United Bankshares Inc.(b)	24,882	694,457
Valley National Bancorp	92,568	1,103,411
Webster Financial Corp.	36,691	777,849
Westamerica Bancorp	14,140	656,803

		23,031,701
BIOTECHNOLOGY—0.27%
PDL BioPharma Inc.	69,244	442,469

		442,469
BUILDING MATERIALS—0.57%
Louisiana-Pacific Corp.(a)	65,413	557,319
Texas Industries Inc.(b)	11,721	366,398

		923,717
CHEMICALS—4.94%
Cabot Corp.	29,802	1,078,832
Cytec Industries Inc.	24,606	1,226,855
H.B. Fuller Co.	24,497	701,104
Innophos Holdings Inc.	10,790	538,637
Olin Corp.	35,366	785,125
OM Group Inc.(a)	16,021	434,650
PolyOne Corp.	44,995	648,828
Sensient Technologies Corp.	24,780	981,784
Solutia Inc.(a)	60,236	1,656,490

		8,052,305
COMMERCIAL SERVICES—3.00%
ABM Industries Inc.	21,996	477,313
Career Education Corp.(a)	30,372	307,061
Convergys Corp.(a)(b)	52,013	692,293
CoreLogic Inc.(a)	52,751	749,064
Deluxe Corp.	25,433	650,322
Lender Processing Services Inc.	41,831	695,650
PHH Corp.(a)	27,888	323,222
Rent-A-Center Inc.	29,142	985,582

		4,880,507
COMPUTERS—3.04%
Brocade Communications Systems Inc.(a)	231,283	1,297,498
Diebold Inc.	31,051	984,006
DST Systems Inc.	18,283	892,393
Lexmark International Inc. Class A	39,283	1,370,977
Unisys Corp.(a)(b)	19,389	406,587

		4,951,461

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

January 31, 2012

COSMETICS & PERSONAL CARE —0.06%
Revlon Inc. Class A(a)(b)	5,937	93,567

		93,567
DISTRIBUTION & WHOLESALE—0.73%
ScanSource Inc.(a)(b)	13,387	502,950
United Stationers Inc.	21,152	683,844

		1,186,794
DIVERSIFIED FINANCIAL SERVICES—2.02%
Aircastle Ltd.(b)	24,512	345,619
Federated Investors Inc. Class B	51,694	882,934
Janus Capital Group Inc.	92,287	726,299
Knight Capital Group Inc. Class A(a)(b)	49,158	638,562
Ocwen Financial Corp.(a)(b)	48,936	704,189

		3,297,603
ELECTRIC—7.51%
ALLETE Inc.	16,083	666,640
Avista Corp.	28,744	728,373
Black Hills Corp.	19,552	660,076
CH Energy Group Inc.	7,650	435,132
Cleco Corp.	30,286	1,204,171
El Paso Electric Co.	20,732	721,474
Empire District Electric Co. (The)	20,796	433,181
GenOn Energy Inc.(a)	382,532	814,793
Hawaiian Electric Industries Inc.	47,577	1,234,623
IDACORP Inc.	24,657	1,039,293
MGE Energy Inc.	11,445	513,423
NorthWestern Corp.	17,802	625,562
PNM Resources Inc.	38,903	692,862
Portland General Electric Co.	37,243	928,840
UIL Holdings Corp.	24,999	864,465
UniSource Energy Corp.	18,183	677,499

		12,240,407
ELECTRICAL COMPONENTS & EQUIPMENT—1.05%
Belden Inc.	23,516	922,062
General Cable Corp.(a)	25,745	794,491

		1,716,553
ELECTRONICS—2.29%
Benchmark Electronics Inc.(a)(b)	29,543	508,140
Brady Corp. Class A	24,428	790,734
Sanmina-SCI Corp.(a)(b)	39,690	435,796
Tech Data Corp.(a)	21,539	1,118,305
Vishay Intertechnology Inc.(a)	71,240	874,827

		3,727,802
ENGINEERING & CONSTRUCTION—0.87%
Granite Construction Inc.	16,988	452,390
Shaw Group Inc. (The)(a)	35,812	971,938

		1,424,328

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

January 31, 2012

ENTERTAINMENT—0.89%
Cinemark Holdings Inc.	48,667	959,713
Regal Entertainment Group Class A	39,214	488,214

		1,447,927
ENVIRONMENTAL CONTROL—0.54%
Darling International Inc.(a)(b)	57,877	884,361

		884,361
FOOD—1.83%
Dean Foods Co.(a)	91,037	979,558
Dole Food Co. Inc.(a)(b)	17,912	171,955
Fresh Del Monte Produce Inc.(b)	18,899	462,648
Pilgrim’s Pride Corp.(a)	23,505	126,457
Sanderson Farms Inc.	10,122	515,615
SUPERVALU Inc.(b)	105,086	726,144

		2,982,377
GAS—4.42%
Laclede Group Inc. (The)	10,366	431,848
New Jersey Resources Corp.	20,625	984,225
Northwest Natural Gas Co.	13,176	626,519
Piedmont Natural Gas Co.	35,601	1,171,985
South Jersey Industries Inc.	14,771	810,632
Southwest Gas Corp.	22,728	950,030
Vectren Corp.	40,184	1,148,861
WGL Holdings Inc.	25,445	1,085,229

		7,209,329
HEALTH CARE - PRODUCTS—1.55%
Alere Inc.(a)	42,617	1,029,201
Invacare Corp.	15,277	260,931
Teleflex Inc.	20,187	1,235,242

		2,525,374
HEALTH CARE - SERVICES—2.15%
Community Health Systems Inc.(a)	45,385	848,700
LifePoint Hospitals Inc.(a)	23,871	959,376
Select Medical Holdings Corp.(a)(b)	27,898	231,274
Universal American Corp.	18,576	204,150
WellCare Health Plans Inc.(a)	21,200	1,266,912

		3,510,412
HOME BUILDERS—0.99%
M.D.C. Holdings Inc.	18,169	360,110
PulteGroup Inc.(a)	167,332	1,246,623

		1,606,733
HOUSEHOLD PRODUCTS & WARES—0.51%
Helen of Troy Ltd.(a)(b)	14,635	470,808
Spectrum Brands Holdings Inc.(a)	12,388	358,632

		829,440

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

January 31, 2012

INSURANCE—7.60%
Argo Group International Holdings Ltd.(b)	15,393	443,472
CNO Financial Group Inc.(a)	108,527	729,301
Delphi Financial Group Inc. Class A	24,435	1,087,602
Endurance Specialty Holdings Ltd.	20,083	751,104
FBL Financial Group Inc. Class A	6,744	234,287
First American Financial Corp.	52,223	773,945
Harleysville Group Inc.	6,001	339,177
Kemper Corp.	21,930	652,856
MBIA Inc.(a)(b)	75,930	935,458
Mercury General Corp.	13,045	570,066
Montpelier Re Holdings Ltd.(b)	30,528	530,271
Old Republic International Corp.	120,878	1,194,275
OneBeacon Insurance Group Ltd.(b)	11,553	183,462
Platinum Underwriters Holdings Ltd.(b)	18,475	632,769
Primerica Inc.	24,152	591,724
Protective Life Corp.	42,006	1,050,570
Selective Insurance Group Inc.	26,778	481,468
StanCorp Financial Group Inc.	22,081	853,651
Symetra Financial Corp.	38,636	356,224

		12,391,682
INTERNET—0.24%
EarthLink Inc.	53,479	385,584

		385,584
IRON & STEEL—0.82%
AK Steel Holding Corp.	54,172	511,384
Commercial Metals Co.	57,272	821,280

		1,332,664
LODGING—0.24%
Orient-Express Hotels Ltd. Class A(a)	46,797	395,903

		395,903
MACHINERY—0.90%
Briggs & Stratton Corp.	24,788	386,941
Terex Corp.(a)	54,300	1,075,140

		1,462,081
MANUFACTURING—2.21%
A.O. Smith Corp.	19,327	821,011
Brink’s Co. (The)	23,259	655,671
Harsco Corp.	39,803	884,821
Trinity Industries Inc.	39,468	1,241,663

		3,603,166
MEDIA—0.92%
Meredith Corp.(b)	18,085	569,497
New York Times Co. (The) Class A(a)(b)	63,847	475,660
Sinclair Broadcast Group Inc. Class A	25,783	316,615
World Wrestling Entertainment Inc. Class A	13,939	132,281

		1,494,053

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

January 31, 2012

METAL FABRICATE & HARDWARE—0.81%
Mueller Industries Inc.	18,724	827,788
Worthington Industries Inc.	26,598	489,669

		1,317,457
MINING—0.45%
Stillwater Mining Co.(a)	57,138	735,937

		735,937
OFFICE FURNISHINGS—0.54%
HNI Corp.	18,431	500,033
Steelcase Inc. Class A	42,988	374,425

		874,458
OIL & GAS—1.44%
Delek US Holdings Inc.	7,697	96,905
Forest Oil Corp.(a)	56,320	732,160
Stone Energy Corp.(a)(b)	24,292	681,391
W&T Offshore Inc.	17,986	388,677
Western Refining Inc.(b)	27,184	449,352

		2,348,485
OIL & GAS SERVICES—0.66%
Basic Energy Services Inc.(a)	14,436	259,992
Helix Energy Solutions Group Inc.(a)	49,892	820,724

		1,080,716
PACKAGING & CONTAINERS—0.36%
Greif Inc. Class A	12,200	591,090

		591,090
REAL ESTATE—0.84%
Sovran Self Storage Inc.	13,628	633,975
St. Joe Co. (The)(a)(b)	45,466	726,092

		1,360,067
REAL ESTATE INVESTMENT TRUSTS—14.60%
Anworth Mortgage Asset Corp.	65,494	425,711
BioMed Realty Trust Inc.	76,120	1,413,548
Brandywine Realty Trust	66,653	709,188
Capstead Mortgage Corp.	41,837	541,789
CBL & Associates Properties Inc.	69,802	1,212,461
Colonial Properties Trust(b)	43,230	924,257
CommonWealth REIT	41,466	815,636
CubeSmart	56,505	643,027
CYS Investments Inc.	40,930	552,555
DCT Industrial Trust Inc.(b)	121,784	672,248
DiamondRock Hospitality Co.(b)	83,421	879,257
Entertainment Properties Trust	23,057	1,025,345
Equity One Inc.	30,692	578,544
First Industrial Realty Trust Inc.(a)	39,549	454,023
Franklin Street Properties Corp.	36,488	371,813
Glimcher Realty Trust	53,267	512,961
Government Properties Income Trust	18,407	443,609

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

January 31, 2012

Hatteras Financial Corp.	37,293	1,035,254
Healthcare Realty Trust Inc.	38,581	812,902
Invesco Mortgage Capital Inc.	57,198	896,865
Kilroy Realty Corp.(b)	29,013	1,207,811
Lexington Realty Trust(b)	68,871	592,291
Medical Properties Trust Inc.(b)	55,132	591,015
MFA Financial Inc.	176,742	1,297,286
National Retail Properties Inc.(b)	47,563	1,284,677
Pebblebrook Hotel Trust	25,231	559,624
Potlatch Corp.(b)	19,806	604,479
Redwood Trust Inc.	35,030	411,602
Starwood Property Trust Inc.	46,412	914,316
Sunstone Hotel Investors Inc.(a)	58,350	542,071
Two Harbors Investment Corp.	86,511	859,054

		23,785,219
RETAIL—2.25%
Bob Evans Farms Inc.	15,067	532,317
Collective Brands Inc.(a)	30,514	508,363
Jack in the Box Inc.(a)(b)	22,995	487,494
Men’s Wearhouse Inc. (The)	25,520	880,185
RadioShack Corp.	49,463	355,144
Regis Corp.	28,638	490,855
Rite Aid Corp.(a)	300,135	417,188

		3,671,546
SAVINGS & LOANS—1.58%
Astoria Financial Corp.	44,413	369,961
Capitol Federal Financial Inc.	83,164	960,544
Provident Financial Services Inc.	28,068	388,461
Washington Federal Inc.	54,671	861,615

		2,580,581
SEMICONDUCTORS—0.51%
Amkor Technology Inc.(a)(b)	54,039	309,644
MEMC Electronic Materials Inc.(a)	114,146	521,647

		831,291
SOFTWARE—0.43%
Fair Isaac Corp.	19,142	693,706

		693,706
TELECOMMUNICATIONS—1.70%
Comverse Technology Inc.(a)	101,644	640,357
Telephone & Data Systems Inc.	50,236	1,321,211
Tellabs Inc.	164,679	625,780
Vonage Holdings Corp.(a)(b)	71,406	180,657

		2,768,005
TEXTILES—0.27%
UniFirst Corp.	7,392	446,329

		446,329
TRANSPORTATION—1.39%
Bristow Group Inc.	17,147	841,232
GulfMark Offshore Inc. Class A(a)(b)	13,156	601,492

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

January 31, 2012

Ship Finance International Ltd.(b)	21,322	239,446
Teekay Corp.	20,950	574,449

		2,256,619
TRUCKING & LEASING—0.23%
TAL International Group Inc.	11,352	378,135

		378,135

TOTAL COMMON STOCKS
(Cost: $153,592,153)		162,723,793

RIGHTS—0.00%

FOOD—0.00%
Pilgrim’s Pride Corp.(a)	23,310	4,250

		4,250

TOTAL RIGHTS
(Cost: $0)		4,250

SHORT-TERM INVESTMENTS—11.05%

MONEY MARKET FUNDS—11.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	16,583,073	16,583,073
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	1,271,654	1,271,654
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	143,381	143,381

		17,998,108

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,998,108)		17,998,108

TOTAL INVESTMENTS IN SECURITIES—110.91%
(Cost: $171,590,261)		180,726,151
Other Assets, Less Liabilities—(10.91)%		(17,772,308)

NET ASSETS—100.00%		$162,953,843

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.83%

AEROSPACE & DEFENSE—0.05%
Spirit AeroSystems Holdings Inc. Class A(a)	3,597	$81,796

		81,796
AIRLINES—0.04%
Southwest Airlines Co.	6,093	58,371

		58,371
APPAREL—1.01%
Columbia Sportswear Co.	358	16,414
Deckers Outdoor Corp.(a)	1,166	94,271
Nike Inc. Class B	10,843	1,127,564
Under Armour Inc. Class A(a)(b)	1,149	91,483
VF Corp.	2,655	349,106

		1,678,838
AUTO PARTS & EQUIPMENT—0.62%
BorgWarner Inc.(a)	3,316	247,473
Fuel Systems Solutions Inc.(a)(b)	519	10,831
Johnson Controls Inc.	20,588	654,081
Modine Manufacturing Co.(a)	1,206	13,194
WABCO Holdings Inc.(a)	2,032	105,359

		1,030,938
BANKS—4.23%
Bank of Hawaii Corp.	1,433	65,517
Bank of New York Mellon Corp. (The)	37,330	751,453
BB&T Corp.	21,121	574,280
Capital One Financial Corp.	13,914	636,566
Cathay General Bancorp	2,260	35,572
Comerica Inc.	6,097	168,704
Fifth Third Bancorp	27,823	361,977
First Horizon National Corp.	7,953	69,430
Heartland Financial USA Inc.	337	5,561
International Bancshares Corp.	1,627	31,271
KeyCorp	28,807	223,830
M&T Bank Corp.	3,426	273,189
Northern Trust Corp.	6,575	270,956
Old National Bancorp	2,868	33,756
PNC Financial Services Group Inc. (The)(c)	15,934	938,831
Popular Inc.(a)	30,909	48,527
Regions Financial Corp.	38,208	199,446
State Street Corp.	15,268	598,200
Synovus Financial Corp.	21,673	37,711
U.S. Bancorp	58,154	1,641,106
Umpqua Holdings Corp.	3,440	41,865

		7,007,748
BEVERAGES—2.04%
Green Mountain Coffee Roasters Inc.(a)	3,946	210,480
Peet’s Coffee & Tea Inc.(a)	385	23,416
PepsiCo Inc.	47,911	3,146,315

		3,380,211

Schedule of Investments (Unaudited) (Continued)
iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

January 31, 2012

BIOTECHNOLOGY—2.53%
Amgen Inc.	24,022	1,631,334
Amylin Pharmaceuticals Inc.(a)	3,966	56,436
Biogen Idec Inc.(a)	6,972	822,138
Cubist Pharmaceuticals Inc.(a)(b)	1,856	75,762
Gilead Sciences Inc.(a)	23,356	1,140,707
Illumina Inc.(a)(b)	3,771	195,187
Life Technologies Corp.(a)	5,467	264,767

		4,186,331
BUILDING MATERIALS—0.18%
Apogee Enterprises Inc.	863	11,866
Masco Corp.	10,865	131,141
Owens Corning(a)	3,537	119,374
Simpson Manufacturing Co. Inc.	1,175	38,046

		300,427
CHEMICALS—1.70%
Air Products and Chemicals Inc.	6,448	567,618
Airgas Inc.	2,180	172,067
Ecolab Inc.	9,081	548,856
H.B. Fuller Co.	1,483	42,444
Minerals Technologies Inc.	552	35,024
Praxair Inc.	9,147	971,411
Rockwood Holdings Inc.(a)	1,974	99,687
Sigma-Aldrich Corp.	3,703	251,952
Valspar Corp. (The)	2,705	116,964
Zoltek Companies Inc.(a)	865	7,517

		2,813,540
COMMERCIAL SERVICES—1.09%
Automatic Data Processing Inc.	14,831	812,442
Capella Education Co.(a)(b)	448	18,964
Convergys Corp.(a)(b)	3,670	48,848
Cross Country Healthcare Inc.(a)	836	5,158
Deluxe Corp.	1,556	39,787
DeVry Inc.	1,972	74,463
Kelly Services Inc. Class A	909	14,689
Manpower Inc.	2,477	99,352
Monster Worldwide Inc.(a)	3,681	26,503
Paychex Inc.	9,873	311,000
PHH Corp.(a)	1,688	19,564
Quanta Services Inc.(a)	6,302	136,123
R.R. Donnelley & Sons Co.	5,718	64,957
Robert Half International Inc.	4,163	115,273
Team Inc.(a)(b)	563	16,434

		1,803,557
COMPUTERS—7.25%
Dell Inc.(a)	49,726	856,779
Echelon Corp.(a)(b)	969	5,010
EMC Corp.(a)(b)	62,514	1,610,361
Hewlett-Packard Co.	62,793	1,756,948
Imation Corp.(a)(b)	908	5,384
International Business Machines Corp.	36,155	6,963,453

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

January 31, 2012

Lexmark International Inc. Class A	2,390	83,411
NetApp Inc.(a)	11,145	420,612
Seagate Technology PLC	12,711	268,711
Silicon Graphics International Corp.(a)(b)	847	11,553
Super Micro Computer Inc.(a)(b)	816	13,774

		11,995,996
COSMETICS & PERSONAL CARE—4.37%
Avon Products Inc.	13,059	232,058
Colgate-Palmolive Co.	14,727	1,336,034
Estee Lauder Companies Inc. (The) Class A	7,200	417,096
Procter & Gamble Co. (The)	83,194	5,244,550

		7,229,738
DISTRIBUTION & WHOLESALE—0.63%
Fastenal Co.(b)	8,482	395,940
Genuine Parts Co.	4,740	302,317
W.W. Grainger Inc.	1,802	343,713

		1,041,970
DIVERSIFIED FINANCIAL SERVICES—3.24%
American Express Co.	32,526	1,630,854
BlackRock Inc.(c)	2,860	520,520
Charles Schwab Corp. (The)	32,591	379,685
CME Group Inc.	1,926	461,296
Discover Financial Services	16,507	448,660
Eaton Vance Corp.	3,584	92,073
Franklin Resources Inc.	4,671	495,593
IntercontinentalExchange Inc.(a)	2,224	254,604
Invesco Ltd.	13,670	308,532
Legg Mason Inc.	4,246	108,146
NYSE Euronext Inc.	7,915	210,222
T. Rowe Price Group Inc.	7,755	448,549

		5,358,734
ELECTRIC—1.18%
Alliant Energy Corp.	3,369	142,812
Avista Corp.	1,776	45,004
Calpine Corp.(a)	9,744	142,262
CH Energy Group Inc.	447	25,425
Cleco Corp.	1,863	74,073
Consolidated Edison Inc.	8,874	523,211
IDACORP Inc.	1,497	63,098
ITC Holdings Corp.	1,556	114,693
MGE Energy Inc.	694	31,133
National Fuel Gas Co.	2,138	107,499
Northeast Utilities	5,353	186,017
NSTAR	3,147	141,395
OGE Energy Corp.	2,969	156,941
Ormat Technologies Inc.	539	8,759
Pepco Holdings Inc.	6,866	134,985
Portland General Electric Co.	2,273	56,689

		1,953,996
ELECTRICAL COMPONENTS & EQUIPMENT—0.98%
American Superconductor Corp.(a)(b)	1,474	7,443
AMETEK Inc.	4,897	230,159
Emerson Electric Co.	22,544	1,158,311

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

January 31, 2012

General Cable Corp.(a)	1,566	48,327
Hubbell Inc. Class B	1,604	115,424
Molex Inc.	1,895	50,104
SunPower Corp.(a)(b)	1,198	8,206

		1,617,974
ELECTRONICS—0.64%
Brady Corp. Class A	1,489	48,199
Itron Inc.(a)	1,226	47,557
Thermo Fisher Scientific Inc.(a)	11,572	612,159
Thomas & Betts Corp.(a)	1,503	107,299
Waters Corp.(a)	2,760	238,933

		1,054,147
ENERGY - ALTERNATE SOURCES—0.01%
Clean Energy Fuels Corp.(a)(b)	1,473	22,036

		22,036
ENGINEERING & CONSTRUCTION—0.05%
EMCOR Group Inc.	2,010	57,949
Granite Construction Inc.	1,040	27,695

		85,644
ENTERTAINMENT—0.03%
Vail Resorts Inc.	1,082	47,186

		47,186
ENVIRONMENTAL CONTROL—0.20%
Calgon Carbon Corp.(a)(b)	1,701	27,794
Darling International Inc.(a)(b)	3,511	53,648
Stericycle Inc.(a)	2,482	208,538
Tetra Tech Inc.(a)(b)	1,886	43,623

		333,603
FOOD—3.58%
Campbell Soup Co.	5,839	185,096
Dean Foods Co.(a)	5,529	59,492
Flowers Foods Inc.	3,531	68,325
General Mills Inc.	19,584	780,031
H.J. Heinz Co.	9,712	503,567
Hain Celestial Group Inc.(a)	1,078	41,600
J.M. Smucker Co. (The)	3,458	272,421
Kellogg Co.	7,666	379,621
Kraft Foods Inc. Class A	50,794	1,945,410
McCormick & Co. Inc. NVS	3,637	183,814
Safeway Inc.	10,589	232,746
Sara Lee Corp.	16,922	324,057
Sysco Corp.	17,929	539,842
Tootsie Roll Industries Inc.(b)	563	13,647
United Natural Foods Inc.(a)	1,404	61,846
Whole Foods Market Inc.	4,556	337,281

		5,928,796
FOREST PRODUCTS & PAPER—0.16%
Domtar Corp.	1,196	103,310
MeadWestvaco Corp.	5,181	152,529
Wausau Paper Corp.	1,430	12,355

		268,194

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

January 31, 2012

GAS—0.66%
AGL Resources Inc.	3,546	147,194
Atmos Energy Corp.	2,745	88,965
CenterPoint Energy Inc.	12,264	226,516
New Jersey Resources Corp.	1,247	59,507
NiSource Inc.	8,489	192,955
Northwest Natural Gas Co.	801	38,088
Piedmont Natural Gas Co.	2,192	72,161
Questar Corp.	5,356	103,264
UGI Corp.	3,371	90,714
WGL Holdings Inc.	1,542	65,766

		1,085,130
HAND & MACHINE TOOLS—0.33%
Lincoln Electric Holdings Inc.	2,417	103,810
Snap-on Inc.	1,681	94,993
Stanley Black & Decker Inc.	4,838	339,531

		538,334
HEALTH CARE - PRODUCTS—3.51%
Affymetrix Inc.(a)	2,045	9,837
Baxter International Inc.	17,209	954,755
Becton, Dickinson and Co.	6,579	515,859
Edwards Lifesciences Corp.(a)	3,483	287,940
Gen-Probe Inc.(a)	1,467	98,186
Henry Schein Inc.(a)	2,794	198,067
Hill-Rom Holdings Inc.	1,899	62,686
Hospira Inc.(a)(b)	5,003	172,403
IDEXX Laboratories Inc.(a)(b)	1,726	146,002
Intuitive Surgical Inc.(a)(b)	1,184	544,534
Invacare Corp.	888	15,167
Medtronic Inc.	32,119	1,238,830
St. Jude Medical Inc.	9,969	415,807
Stryker Corp.	8,812	488,449
TECHNE Corp.	1,064	72,618
Varian Medical Systems Inc.(a)(b)	3,552	233,970
Zimmer Holdings Inc.(a)	5,763	350,102

		5,805,212
HEALTH CARE - SERVICES—1.14%
Cigna Corp.	8,635	387,107
Health Management Associates Inc. Class A(a)(b)	7,639	48,966
Humana Inc.	5,056	450,085
Molina Healthcare Inc.(a)(b)	853	26,110
Quest Diagnostics Inc.	4,787	278,029
WellPoint Inc.	10,920	702,375

		1,892,672
HOME BUILDERS—0.07%
KB Home	2,064	18,617
Meritage Homes Corp.(a)(b)	875	21,175
PulteGroup Inc.(a)	10,387	77,383

		117,175

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

January 31, 2012

HOME FURNISHINGS—0.13%
Harman International Industries Inc.	2,106	88,873
Whirlpool Corp.	2,322	126,131

		215,004
HOUSEHOLD PRODUCTS & WARES—0.81%
Avery Dennison Corp.	3,063	83,160
Clorox Co. (The)	3,984	273,541
Kimberly-Clark Corp.	11,864	848,988
Tupperware Brands Corp.	1,840	115,626
WD-40 Co.	486	21,258

		1,342,573
INSURANCE—2.45%
ACE Ltd.	10,235	712,356
Aflac Inc.	14,154	682,648
Chubb Corp. (The)	8,663	583,973
Cincinnati Financial Corp.	4,706	153,792
Erie Indemnity Co. Class A	881	67,546
Hartford Financial Services Group Inc. (The)	12,831	224,799
Lincoln National Corp.	9,328	200,925
Phoenix Companies Inc. (The)(a)	3,580	7,375
Principal Financial Group Inc.	9,481	258,926
Progressive Corp. (The)	18,355	372,239
StanCorp Financial Group Inc.	1,358	52,500
Travelers Companies Inc. (The)	12,682	739,361

		4,056,440
INTERNET—4.06%
eBay Inc.(a)	35,115	1,109,634
Google Inc. Class A(a)	7,696	4,464,526
Netflix Inc.(a)	1,598	192,080
Symantec Corp.(a)	22,417	385,348
Yahoo! Inc.(a)	36,283	561,298

		6,712,886
IRON & STEEL—0.28%
Nucor Corp.	9,575	425,992
Schnitzer Steel Industries Inc. Class A	753	32,853

		458,845
LEISURE TIME—0.19%
Harley-Davidson Inc.	7,147	315,826

		315,826
LODGING—0.02%
Choice Hotels International Inc.	904	32,851

		32,851
MACHINERY—1.67%
Cummins Inc.	5,605	582,920
Deere & Co.	12,531	1,079,546
Gardner Denver Inc.	1,588	118,465
Graco Inc.	1,854	85,247

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

January 31, 2012

Kadant Inc.(a)	379	9,194
Lindsay Corp.	378	23,107
Middleby Corp. (The)(a)	538	51,729
Nordson Corp.	1,746	79,163
Rockwell Automation Inc.	4,333	337,411
Roper Industries Inc.	2,905	271,298
Tennant Co.	519	19,971
Wabtec Corp.	1,467	100,915

		2,758,966
MANUFACTURING—2.60%
3M Co.	20,406	1,769,404
A.O. Smith Corp.	1,163	49,404
CLARCOR Inc.	1,441	74,082
Cooper Industries PLC	4,989	294,950
Donaldson Co. Inc.	2,169	156,819
Eaton Corp.	9,801	480,543
Illinois Tool Works Inc.	13,400	710,602
Ingersoll-Rand PLC	10,011	349,784
Leggett & Platt Inc.	4,297	92,214
Pall Corp.	3,518	209,954
Pentair Inc.	2,999	110,423

		4,298,179
MEDIA—1.54%
Discovery Communications Inc. Series A(a)	4,266	182,926
FactSet Research Systems Inc.	1,319	116,494
John Wiley & Sons Inc. Class A	1,411	64,045
New York Times Co. (The) Class A(a)(b)	3,730	27,789
Scholastic Corp.	841	24,818
Walt Disney Co. (The)	53,379	2,076,443
Washington Post Co. (The) Class B	153	57,943

		2,550,458
METAL FABRICATE & HARDWARE—0.09%
Timken Co. (The)	2,533	123,686
Worthington Industries Inc.	1,736	31,960

		155,646
MINING—0.25%
Alcoa Inc.	32,190	327,050
Compass Minerals International Inc.	997	72,851
Horsehead Holding Corp.(a)	1,332	14,492

		414,393
OFFICE & BUSINESS EQUIPMENT—0.27%
Pitney Bowes Inc.	6,142	116,514
Xerox Corp.	42,453	329,011

		445,525
OFFICE FURNISHINGS—0.09%
Herman Miller Inc.	1,701	35,925
HNI Corp.	1,355	36,761
Interface Inc. Class A	1,749	23,244
Knoll Inc.	1,431	22,839
Steelcase Inc. Class A	2,602	22,664

		141,433

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

January 31, 2012

OIL & GAS—3.91%
Apache Corp.	11,624	1,149,381
Chesapeake Energy Corp.	19,989	422,368
Denbury Resources Inc.(a)	12,165	229,432
Devon Energy Corp.	11,984	764,699
Diamond Offshore Drilling Inc.(b)	2,111	131,515
EOG Resources Inc.	8,128	862,706
EQT Corp.	4,292	216,832
Hess Corp.	9,270	521,901
Newfield Exploration Co.(a)	4,069	153,849
Noble Corp.(a)	7,902	275,306
Noble Energy Inc.	5,342	537,779
Pioneer Natural Resources Co.	3,180	315,774
QEP Resources Inc.	5,347	153,138
Quicksilver Resources Inc.(a)(b)	2,851	14,283
Range Resources Corp.	4,873	280,295
Southwestern Energy Co.(a)	10,527	327,811
Ultra Petroleum Corp.(a)(b)	4,643	111,571

		6,468,640
OIL & GAS SERVICES—1.04%
Cameron International Corp.(a)	7,413	394,372
FMC Technologies Inc.(a)(b)	7,266	371,365
National Oilwell Varco Inc.	12,826	948,868
OYO Geospace Corp.(a)	140	12,321

		1,726,926
PACKAGING & CONTAINERS—0.37%
Ball Corp.	4,693	184,247
Bemis Co. Inc.	3,127	97,813
Rock-Tenn Co. Class A	2,158	133,494
Sealed Air Corp.	5,230	104,234
Sonoco Products Co.	3,034	94,964

		614,752
PHARMACEUTICALS—8.51%
Abbott Laboratories	47,124	2,551,765
Bristol-Myers Squibb Co.	51,638	1,664,809
Endo Pharmaceuticals Holdings Inc.(a)(b)	3,519	130,801
Johnson & Johnson	82,962	5,468,025
McKesson Corp.	7,452	608,977
Merck & Co. Inc.	93,268	3,568,434
Patterson Companies Inc.	2,917	93,957

		14,086,768
PIPELINES—0.37%
Spectra Energy Corp.	19,700	620,353

		620,353
REAL ESTATE—0.20%
CBRE Group Inc. Class A(a)	8,882	171,422
Forest City Enterprises Inc. Class A(a)	4,108	53,938
Jones Lang LaSalle Inc.	1,318	103,806

		329,166

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

January 31, 2012

REAL ESTATE INVESTMENT TRUSTS—1.44%
American Tower Corp.	11,987	761,294
Boston Properties Inc.	4,443	462,294
Corporate Office Properties Trust	2,183	52,894
Liberty Property Trust(b)	3,517	117,081
Potlatch Corp.(b)	1,214	37,051
Prologis Inc.	13,884	440,262
Regency Centers Corp.	2,736	113,052
Vornado Realty Trust	5,022	406,179

		2,390,107
RETAIL—10.09%
AutoZone Inc.(a)	754	262,302
Bed Bath & Beyond Inc.(a)(b)	7,540	457,678
Best Buy Co. Inc.	9,613	230,231
Buckle Inc. (The)(b)	861	37,565
CarMax Inc.(a)(b)	6,860	208,750
Charming Shoppes Inc.(a)(b)	3,453	17,127
Chipotle Mexican Grill Inc.(a)	949	348,558
Collective Brands Inc.(a)	1,859	30,971
Costco Wholesale Corp.	13,256	1,090,571
CVS Caremark Corp.	40,713	1,699,768
Darden Restaurants Inc.	4,081	187,195
Foot Locker Inc.	4,669	122,515
Gap Inc. (The)	11,684	221,762
Home Depot Inc. (The)	47,358	2,102,222
J.C. Penney Co. Inc.	4,856	201,767
Jack in the Box Inc.(a)	1,286	27,263
Kohl’s Corp.	8,078	371,507
Liz Claiborne Inc.(a)(b)	2,817	26,198
Lowe’s Companies Inc.	38,166	1,023,994
McDonald’s Corp.	31,235	3,093,827
Men’s Wearhouse Inc. (The)	1,501	51,770
Nordstrom Inc.	5,195	256,529
Nu Skin Enterprises Inc. Class A	1,704	85,115
Office Depot Inc.(a)(b)	8,597	23,470
OfficeMax Inc.(a)(b)	2,612	14,444
Pep Boys - Manny, Moe & Jack (The)	1,478	22,170
PVH Corp.	1,843	142,261
RadioShack Corp.	3,045	21,863
Staples Inc.	21,451	313,828
Starbucks Corp.	22,589	1,082,691
Target Corp.	19,421	986,781
Tiffany & Co.	3,653	233,061
TJX Companies Inc. (The)	11,537	786,131
Walgreen Co.	27,417	914,631

		16,696,516
SAVINGS & LOANS—0.24%
Hudson City Bancorp Inc.	14,338	96,495
New York Community Bancorp Inc.	13,249	168,130
People’s United Financial Inc.	11,428	140,907

		405,532
SEMICONDUCTORS—6.26%
Advanced Micro Devices Inc.(a)(b)	17,832	119,653

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

January 31, 2012

Analog Devices Inc.	9,055	354,322
Applied Materials Inc.	39,853	489,395
Cree Inc.(a)(b)	3,345	85,063
Entegris Inc.(a)	4,139	39,652
First Solar Inc.(a)(b)	1,698	71,791
Intel Corp.	158,970	4,199,987
Lam Research Corp.(a)(b)	3,739	159,244
LSI Corp.(a)	17,416	131,839
Micron Technology Inc.(a)(b)	27,321	207,366
Novellus Systems Inc.(a)	2,119	99,911
QUALCOMM Inc.	50,769	2,986,233
Texas Instruments Inc.	34,978	1,132,588
Xilinx Inc.	8,021	287,553

		10,364,597
SOFTWARE—5.37%
Adobe Systems Inc.(a)	14,940	462,393
Advent Software Inc.(a)	1,032	27,090
Autodesk Inc.(a)	6,919	249,084
BMC Software Inc.(a)	5,330	193,159
Cerner Corp.(a)(b)	4,347	264,689
Compuware Corp.(a)(b)	6,672	52,309
Electronic Arts Inc.(a)	10,006	185,811
Microsoft Corp.	228,281	6,741,138
Red Hat Inc.(a)	5,836	270,615
Salesforce.com Inc.(a)	3,850	449,680

		8,895,968
TELECOMMUNICATIONS—3.23%
Cincinnati Bell Inc.(a)	5,666	19,548
Cisco Systems Inc.	166,513	3,268,650
Corning Inc.	47,594	612,535
Crown Castle International Corp.(a)	8,661	419,885
Frontier Communications Corp.	30,133	128,969
Leap Wireless International Inc.(a)	1,770	15,151
MetroPCS Communications Inc.(a)	7,713	68,183
Plantronics Inc.	1,413	52,620
Polycom Inc.(a)(b)	5,376	107,251
Sprint Nextel Corp.(a)	90,413	191,676
Tellabs Inc.	10,431	39,638
Virgin Media Inc.	9,051	215,776
Windstream Corp.	17,653	213,072

		5,352,954
TOYS, GAMES & HOBBIES—0.19%
Mattel Inc.	10,373	321,563

		321,563
TRANSPORTATION—2.64%
Arkansas Best Corp.	735	13,318
C.H. Robinson Worldwide Inc.	4,987	343,305
CSX Corp.	33,170	747,984
Expeditors International of Washington Inc.	6,414	286,385
Genesee & Wyoming Inc. Class A(a)	1,221	75,824
J.B. Hunt Transport Services Inc.	2,902	148,205
Kansas City Southern Industries Inc.(a)	3,321	227,954
Norfolk Southern Corp.	10,533	760,483
Ryder System Inc.	1,551	87,290
United Parcel Service Inc. Class B	22,299	1,686,919

		4,377,667

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

January 31, 2012

TOTAL COMMON STOCKS
(Cost: $146,036,482)		165,268,828

SHORT-TERM INVESTMENTS—2.14%

MONEY MARKET FUNDS—2.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	3,129,347	3,129,347
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(c)(d)(e)	239,970	239,970
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	169,533	169,533

		3,538,850

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,538,850)		3,538,850

TOTAL INVESTMENTS IN SECURITIES—101.97%
(Cost: $149,575,332)		168,807,678
Other Assets, Less Liabilities—(1.97)%		(3,259,853)

NET ASSETS—100.00%		$165,547,825

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

January 31, 2012

Security	Shares	Value

COMMON STOCKS—99.87%

AEROSPACE & DEFENSE—2.03%
Rockwell Collins Inc.	60,609	$3,508,655

		3,508,655
APPAREL—2.38%
Nike Inc. Class B	39,590	4,116,964

		4,116,964
AUTO MANUFACTURERS—0.28%
Ford Motor Co.	38,992	484,281

		484,281
AUTO PARTS & EQUIPMENT—0.98%
Johnson Controls Inc.	53,345	1,694,771

		1,694,771
BANKS—3.62%
Bank of New York Mellon Corp. (The)	19,353	389,576
BB&T Corp.	12,105	329,135
Comerica Inc.	7,331	202,849
Fifth Third Bancorp	30,490	396,675
KeyCorp	152,419	1,184,295
M&T Bank Corp.	12,696	1,012,379
Northern Trust Corp.	8,446	348,060
PNC Financial Services Group Inc. (The)(a)	4,808	283,287
Regions Financial Corp.	40,729	212,605
State Street Corp.	9,660	378,479
U.S. Bancorp	53,535	1,510,758

		6,248,098
BEVERAGES—0.33%
Coca-Cola Enterprises Inc.	10,747	287,912
Green Mountain Coffee Roasters Inc.(b)	5,304	282,915

		570,827
BIOTECHNOLOGY—0.80%
Amgen Inc.	2,826	191,914
Biogen Idec Inc.(b)	2,219	261,664
Gilead Sciences Inc.(b)	14,767	721,220
Life Technologies Corp.(b)(c)	4,125	199,774

		1,374,572
CHEMICALS—1.13%
Air Products and Chemicals Inc.	8,290	729,768
Ecolab Inc.	10,520	635,829
Praxair Inc.	5,599	594,614

		1,960,211

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

January 31, 2012

COMMERCIAL SERVICES—0.21%
Manpower Inc.	4,433	177,808
R.R. Donnelley & Sons Co.(c)	16,803	190,882

		368,690
COMPUTERS—9.37%
Accenture PLC Class A	33,218	1,904,720
Apple Inc.(b)	7,657	3,495,267
Dell Inc.(b)	192,451	3,315,931
Hewlett-Packard Co.	60,726	1,699,114
International Business Machines Corp.	29,962	5,770,681

		16,185,713
COSMETICS & PERSONAL CARE—4.23%
Avon Products Inc.	22,101	392,735
Colgate-Palmolive Co.	13,119	1,190,156
Estee Lauder Companies Inc. (The) Class A	33,716	1,953,168
Procter & Gamble Co. (The)	59,885	3,775,150

		7,311,209
DISTRIBUTION & WHOLESALE—0.19%
W.W. Grainger Inc.	1,750	333,795

		333,795
DIVERSIFIED FINANCIAL SERVICES—3.78%
American Express Co.	48,899	2,451,796
Ameriprise Financial Inc.	5,018	268,714
Charles Schwab Corp. (The)	14,128	164,591
CME Group Inc.	7,645	1,831,054
Eaton Vance Corp.	6,983	179,393
Franklin Resources Inc.	2,781	295,064
IntercontinentalExchange Inc.(b)(c)	3,634	416,020
Legg Mason Inc.	6,442	164,078
T. Rowe Price Group Inc.	13,090	757,126

		6,527,836
ELECTRIC—2.32%
Consolidated Edison Inc.	11,564	681,813
NextEra Energy Inc.	9,262	554,331
PG&E Corp.	62,294	2,532,874
Xcel Energy Inc.	9,342	248,497

		4,017,515
ELECTRICAL COMPONENTS & EQUIPMENT—0.41%
Emerson Electric Co.	13,928	715,621

		715,621
ELECTRONICS—1.67%
Agilent Technologies Inc.(b)	28,669	1,217,573
Tyco International Ltd.	7,974	406,275
Waters Corp.(b)	14,561	1,260,546

		2,884,394

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

January 31, 2012

FOOD—6.88%
Campbell Soup Co.	36,140	1,145,638
General Mills Inc.	40,803	1,625,184
H.J. Heinz Co.	39,860	2,066,741
Hormel Foods Corp.	8,819	253,811
Kellogg Co.	10,453	517,633
Kraft Foods Inc. Class A	50,651	1,939,933
McCormick & Co. Inc. NVS	8,108	409,778
Sara Lee Corp.	119,142	2,281,569
Sysco Corp.	23,499	707,555
Whole Foods Market Inc.	12,804	947,880

		11,895,722
HEALTH CARE - PRODUCTS—3.41%
Baxter International Inc.	25,240	1,400,315
Becton, Dickinson and Co.	47,274	3,706,755
Medtronic Inc.	20,523	791,572

		5,898,642
HEALTH CARE - SERVICES—2.12%
Aetna Inc.	36,274	1,585,174
Cigna Corp.	4,341	194,607
Coventry Health Care Inc.(b)(c)	15,140	455,260
Humana Inc.	4,527	402,993
Quest Diagnostics Inc.	3,857	224,015
WellPoint Inc.	12,554	807,473

		3,669,522
HOME FURNISHINGS—0.10%
Whirlpool Corp.	3,175	172,466

		172,466
HOUSEHOLD PRODUCTS & WARES—0.86%
Avery Dennison Corp.	13,523	367,149
Clorox Co. (The)	8,727	599,196
Kimberly-Clark Corp.	7,360	526,682

		1,493,027
INSURANCE—4.61%
ACE Ltd.	3,034	211,166
Aflac Inc.	64,211	3,096,897
Chubb Corp. (The)	7,478	504,092
Cincinnati Financial Corp.	10,421	340,558
Genworth Financial Inc. Class A(b)	62,516	481,998
Lincoln National Corp.	15,724	338,695
MetLife Inc.	34,708	1,226,234
Principal Financial Group Inc.	8,355	228,175
Prudential Financial Inc.	3,171	181,508
Travelers Companies Inc. (The)	23,264	1,356,291

		7,965,614
INTERNET—1.98%
eBay Inc.(b)	5,918	187,009
Google Inc. Class A(b)(c)	4,034	2,340,163
Symantec Corp.(b)	28,604	491,703
Yahoo! Inc.(b)	26,232	405,809

		3,424,684

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

January 31, 2012

IRON & STEEL—0.37%
Nucor Corp.	14,392	640,300

		640,300
LODGING—0.86%
Marriott International Inc. Class A	10,967	377,813
Starwood Hotels & Resorts Worldwide Inc.	20,492	1,111,486

		1,489,299
MACHINERY—2.01%
Cummins Inc.	6,644	690,976
Deere & Co.	21,010	1,810,011
Rockwell Automation Inc.	6,566	511,294
Xylem Inc.	18,072	468,246

		3,480,527
MANUFACTURING—3.44%
Cooper Industries PLC	4,439	262,434
Eaton Corp.	100,986	4,951,344
Pall Corp.	12,271	732,333

		5,946,111
MINING—0.10%
Alcoa Inc.	17,753	180,370

		180,370
OFFICE & BUSINESS EQUIPMENT—0.54%
Pitney Bowes Inc.	8,780	166,557
Xerox Corp.	98,186	760,941

		927,498
OIL & GAS—5.42%
Apache Corp.	5,226	516,747
Chesapeake Energy Corp.	14,025	296,348
Cimarex Energy Co.	4,185	244,320
Concho Resources Inc.(b)	1,947	207,667
Denbury Resources Inc.(b)	16,538	311,907
Devon Energy Corp.	22,642	1,444,786
Diamond Offshore Drilling Inc.	2,557	159,301
EOG Resources Inc.	5,365	569,441
EQT Corp.	4,578	231,281
Hess Corp.	4,860	273,618
Marathon Oil Corp.	14,270	447,935
Newfield Exploration Co.(b)	12,267	463,815
Noble Corp.(b)(c)	28,954	1,008,757
Noble Energy Inc.	2,189	220,367
Pioneer Natural Resources Co.	3,417	339,308
QEP Resources Inc.	13,982	400,444
Range Resources Corp.	19,588	1,126,702
Southwestern Energy Co.(b)	15,468	481,674
Ultra Petroleum Corp.(b)(c)	4,832	116,113
Whiting Petroleum Corp.(b)	10,068	504,306

		9,364,837

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

January 31, 2012

OIL & GAS SERVICES—0.64%
Cameron International Corp.(b)	4,970	264,404
National Oilwell Varco Inc.	4,947	365,979
Schlumberger Ltd.	3,943	296,395
Weatherford International Ltd.(b)	10,278	172,054

		1,098,832
PACKAGING & CONTAINERS—0.11%
Ball Corp.	4,804	188,605

		188,605
PHARMACEUTICALS—6.24%
Abbott Laboratories	15,165	821,185
Bristol-Myers Squibb Co.	61,758	1,991,078
Eli Lilly and Co.	5,109	203,032
Johnson & Johnson	69,453	4,577,647
McKesson Corp.	3,606	294,682
Medco Health Solutions Inc.(b)(c)	9,225	572,135
Merck & Co. Inc.	60,698	2,322,305

		10,782,064
PIPELINES—3.14%
El Paso Corp.	38,276	1,028,476
Spectra Energy Corp.	139,524	4,393,611

		5,422,087
REAL ESTATE—0.92%
CBRE Group Inc. Class A(b)	81,970	1,582,021

		1,582,021
REAL ESTATE INVESTMENT TRUSTS—0.24%
American Tower Corp.	3,514	223,174
Regency Centers Corp.	4,420	182,635

		405,809
RETAIL—9.71%
Best Buy Co. Inc.	9,007	215,718
CarMax Inc.(b)	5,962	181,424
Chipotle Mexican Grill Inc.(b)	840	308,524
Darden Restaurants Inc.	3,608	165,499
Gap Inc. (The)	55,908	1,061,134
J.C. Penney Co. Inc.	5,125	212,944
Kohl’s Corp.	15,021	690,816
Lowe’s Companies Inc.	13,066	350,561
Macy’s Inc.	5,358	180,511
McDonald’s Corp.	26,761	2,650,677
Nordstrom Inc.	20,339	1,004,340
Staples Inc.	29,758	435,359
Starbucks Corp.	104,179	4,993,299
Tiffany & Co.	16,279	1,038,600
TJX Companies Inc. (The)	48,311	3,291,911

		16,781,317

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

January 31, 2012

SEMICONDUCTORS—4.31%
Advanced Micro Devices Inc.(b)(c)	121,957	818,331
Applied Materials Inc.	43,619	535,641
Intel Corp.	123,176	3,254,310
QUALCOMM Inc.	23,591	1,387,623
Texas Instruments Inc.	45,005	1,457,262

		7,453,167
SOFTWARE—4.90%
Adobe Systems Inc.(b)	31,305	968,890
Autodesk Inc.(b)(c)	17,728	638,208
CA Inc.	29,603	763,165
Intuit Inc.	17,414	982,846
Microsoft Corp.	84,466	2,494,281
Oracle Corp.	78,481	2,213,164
Salesforce.com Inc.(b)(c)	3,461	404,245

		8,464,799
TELECOMMUNICATIONS—2.02%
Cisco Systems Inc.	120,568	2,366,750
Corning Inc.	23,685	304,826
Motorola Solutions Inc.	15,100	700,791
Sprint Nextel Corp.(b)	57,792	122,519

		3,494,886
TOYS, GAMES & HOBBIES—0.35%
Mattel Inc.	19,700	610,700

		610,700
TRANSPORTATION—0.86%
CSX Corp.	7,460	168,223
Norfolk Southern Corp.	3,707	267,645
United Parcel Service Inc. Class B	13,772	1,041,852

		1,477,720

TOTAL COMMON STOCKS
(Cost: $149,913,111)		172,613,778

SHORT-TERM INVESTMENTS—2.25%

MONEY MARKET FUNDS—2.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(a)(d)(e)	3,468,637	3,468,637
BlackRock Cash Funds: Prime, SL Agency Shares
0.21%(a)(d)(e)	265,988	265,988
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(a)(d)	146,465	146,465

		3,881,090

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

January 31, 2012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,881,090)	3,881,090

TOTAL INVESTMENTS IN SECURITIES—102.12%
(Cost: $153,794,201)	176,494,868
Other Assets, Less Liabilities—(2.12)%	(3,657,815)

NET ASSETS—100.00%	$172,837,053

NVS - Non-Voting Shares

(a)	Affiliated issuer. See Note 2.
(b)	Non-income earning security.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Fund	iShares Fund
Cohen & Steers Realty Majors Index	Dow Jones U.S. Technology Sector Index
Dow Jones International Select Dividend Index	Dow Jones U.S. Telecommunications Sector Index
Dow Jones Select Dividend Index	Dow Jones U.S. Utilities Sector Index
Dow Jones Transportation Average Index	FTSE EPRA/NAREIT Developed Asia Index
Dow Jones U.S. Index	FTSE EPRA/NAREIT Developed Europe Index
Dow Jones U.S. Aerospace & Defense Index	FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index
Dow Jones U.S. Basic Materials Sector Index	FTSE EPRA/NAREIT North America Index
Dow Jones U.S. Broker-Dealers Index	FTSE NAREIT Industrial/Office Capped Index
Dow Jones U.S. Consumer Goods Sector Index	FTSE NAREIT Mortgage Plus Capped Index
Dow Jones U.S. Consumer Services Sector Index	FTSE NAREIT Real Estate 50 Index
Dow Jones U.S. Energy Sector Index	FTSE NAREIT Residential Plus Capped Index
Dow Jones U.S. Financial Sector Index	FTSE NAREIT Retail Capped Index
Dow Jones U.S. Financial Services Index	High Dividend Equity
Dow Jones U.S. Healthcare Providers Index	Morningstar Large Core Index
Dow Jones U.S. Healthcare Sector Index	Morningstar Large Growth Index
Dow Jones U.S. Home Construction Index	Morningstar Large Value Index
Dow Jones U.S. Industrial Sector Index	Morningstar Mid Core Index
Dow Jones U.S. Insurance Index	Morningstar Mid Growth Index
Dow Jones U.S. Medical Devices Index	Morningstar Mid Value Index
Dow Jones U.S. Oil & Gas Exploration & Production Index	Morningstar Small Core Index
Dow Jones U.S. Oil Equipment & Services Index	Morningstar Small Growth Index
Dow Jones U.S. Pharmaceuticals Index	Morningstar Small Value Index
Dow Jones U.S. Real Estate Index	MSCI KLD 400 Social Index
Dow Jones U.S. Regional Banks Index	MSCI USA ESG Select Social Index

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

	Investments
iShares Fund and Investment Type	Level 1	Level 2	Level 3	Total
Cohen & Steers Realty Majors Index
Assets:
Common Stocks	$2,633,316,292	$—	$—	$2,633,316,292
Short-Term Investments	294,954,021	—	—	294,954,021

	$2,928,270,313	$—	$—	$2,928,270,313

Dow Jones International Select Dividend Index
Assets:
Common Stocks	$768,609,900	$—	$1	$768,609,901
Preferred Stocks	6,023,407	—	—	6,023,407
Short-Term Investments	248,393	—	—	248,393

	$774,881,700	$—	$1	$774,881,701

Dow Jones Select Dividend Index
Assets:
Common Stocks	$9,776,605,323	$—	$—	$9,776,605,323
Short-Term Investments	9,453,830	—	—	9,453,830

	$9,786,059,153	$—	$—	$9,786,059,153

Dow Jones Transportation Average Index
Assets:
Common Stocks	$450,553,470	$—	$—	$450,553,470
Short-Term Investments	17,817,918	—	—	17,817,918

	$468,371,388	$—	$—	$468,371,388

Dow Jones U.S. Index
Assets:
Common Stocks	$583,321,095	$—	$—	$583,321,095
Short-Term Investments	14,445,401	—	—	14,445,401

	$597,766,496	$—	$—	$597,766,496

Dow Jones U.S. Aerospace & Defense Index
Assets:
Common Stocks	$109,146,849	$—	$—	$109,146,849
Short-Term Investments	12,290,575	—	—	12,290,575

	$121,437,424	$—	$—	$121,437,424

Dow Jones U.S. Basic Materials Sector Index
Assets:
Common Stocks	$599,166,381	$—	$—	$599,166,381
Short-Term Investments	24,942,559	—	—	24,942,559

	$624,108,940	$—	$—	$624,108,940

Dow Jones U.S. Broker-Dealers Index
Assets:
Common Stocks	$57,605,540	$—	$—	$57,605,540
Short-Term Investments	8,071,662	—	—	8,071,662

	$65,677,202	$—	$—	$65,677,202

Dow Jones U.S. Consumer Goods Sector Index
Assets:
Common Stocks	$365,555,584	$—	$—	$365,555,584
Short-Term Investments	12,750,683	—	—	12,750,683

	$378,306,267	$—	$—	$378,306,267

Dow Jones U.S. Consumer Services Sector Index
Assets:
Common Stocks	$280,332,157	$—	$—	$280,332,157
Short-Term Investments	10,549,844	—	—	10,549,844

	$290,882,001	$—	$—	$290,882,001

Dow Jones U.S. Energy Sector Index
Assets:
Common Stocks	$938,617,579	$—	$—	$938,617,579
Short-Term Investments	36,911,488	—	—	36,911,488

	$975,529,067	$—	$—	$975,529,067

Dow Jones U.S. Financial Sector Index
Assets:
Common Stocks	$419,625,498	$—	$—	$419,625,498
Short-Term Investments	21,068,518	—	—	21,068,518

	$440,694,016	$—	$—	$440,694,016

Dow Jones U.S. Financial Services Index
Assets:
Common Stocks	$191,126,566	$—	$—	$191,126,566
Short-Term Investments	2,760,332	—	—	2,760,332

	$193,886,898	$—	$—	$193,886,898

Dow Jones U.S. Healthcare Providers Index
Assets:
Common Stocks	$271,186,570	$—	$—	$271,186,570
Short-Term Investments	33,171,670	—	—	33,171,670

	$304,358,240	$—	$—	$304,358,240

Dow Jones U.S. Healthcare Sector Index
Assets:
Common Stocks	$619,019,535	$—	$—	$619,019,535
Short-Term Investments	26,063,721	—	—	26,063,721

	$645,083,256	$—	$—	$645,083,256

Dow Jones U.S. Home Construction Index
Assets:
Common Stocks	$477,863,798	$—	$—	$477,863,798
Short-Term Investments	65,449,904	—	—	65,449,904

	$543,313,702	$—	$—	$543,313,702

Dow Jones U.S. Industrial Sector Index
Assets:
Common Stocks	$385,975,916	$—	$—	$385,975,916
Short-Term Investments	13,075,143	—	—	13,075,143

	$399,051,059	$—	$—	$399,051,059

Dow Jones U.S. Insurance Index
Assets:
Common Stocks	$67,089,990	$—	$—	$67,089,990
Short-Term Investments	1,387,855	—	—	1,387,855

	$68,477,845	$—	$—	$68,477,845

Dow Jones U.S. Medical Devices Index
Assets:
Common Stocks	$344,126,564	$—	$—	$344,126,564
Short-Term Investments	28,400,343	—	—	28,400,343

	$372,526,907	$—	$—	$372,526,907

Dow Jones U.S. Oil & Gas Exploration & Production Index
Assets:
Common Stocks	$376,779,080	$—	$—	$376,779,080
Short-Term Investments	20,009,435	—	—	20,009,435

	$396,788,515	$—	$—	$396,788,515

Dow Jones U.S. Oil Equipment & Services Index
Assets:
Common Stocks	$480,824,807	$—	$—	$480,824,807
Short-Term Investments	44,996,022	—	—	44,996,022

	$525,820,829	$—	$—	$525,820,829

Dow Jones U.S. Pharmaceuticals Index
Assets:
Common Stocks	$384,987,323	$—	$—	$384,987,323
Short-Term Investments	61,566,814	—	—	61,566,814

	$446,554,137	$—	$—	$446,554,137

Dow Jones U.S. Real Estate Index
Assets:
Common Stocks	$3,404,628,567	$—	$—		$3,404,628,567
Short-Term Investments	356,342,767	—	—		356,342,767

	$3,760,971,334	$—	$—		$3,760,971,334

Dow Jones U.S. Regional Banks Index
Assets:
Common Stocks	$110,973,215	$—	$—		$110,973,215
Short-Term Investments	3,507,226	—	—		3,507,226

	$114,480,441	$—	$—		$114,480,441

Dow Jones U.S. Technology Sector Index
Assets:
Common Stocks	$1,420,569,111	$—	$—		$1,420,569,111
Short-Term Investments	69,932,263	—	—		69,932,263

	$1,490,501,374	$—	$—		$1,490,501,374

Dow Jones U.S. Telecommunications Sector Index
Assets:
Common Stocks	$517,819,736	$—	$—		$517,819,736
Short-Term Investments	70,470,523	—	—		70,470,523

	$588,290,259	$—	$—		$588,290,259

Dow Jones U.S. Utilities Sector Index
Assets:
Common Stocks	$712,205,249	$—	$—		$712,205,249
Short-Term Investments	3,686,710	—	—		3,686,710

	$715,891,959	$—	$—		$715,891,959

FTSE EPRA/NAREIT Developed Asia Index
Assets:
Common Stocks	$21,552,996	$—	$70		$21,553,066
Short-Term Investments	548,838	—	—		548,838

	$22,101,834	$—	$70		$22,101,904

FTSE EPRA/NAREIT Developed Europe Index
Assets:
Common Stocks	$11,816,612	$—	$—		$11,816,612
Preferred Stocks	6,219	—	—		6,219
Warrants	—	—	0	(a)	0	(a)
Short-Term Investments	15,917	—	—		15,917

	$11,838,748	$—	$0	(a)	$11,838,748

FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index
Assets:
Common Stocks	$368,804,162	$—	$864	$368,805,026
Preferred Stocks	50,245	—	—	50,245
Warrants	—	—	2	2
Short-Term Investments	10,742,366	—	—	10,742,366

	$379,596,773	$—	$866	$379,597,639

FTSE EPRA/NAREIT North America Index
Assets:
Common Stocks	$13,388,397	$—	$—	$13,388,397
Short-Term Investments	899,693	—	—	899,693

	$14,288,090	$—	$—	$14,288,090

FTSE NAREIT Industrial/Office Capped Index
Assets:
Common Stocks	$9,477,755	$—	$—	$9,477,755
Short-Term Investments	770,766	—	—	770,766

	$10,248,521	$—	$—	$10,248,521

FTSE NAREIT Mortgage Plus Capped Index
Assets:
Common Stocks	$250,497,301	$—	$—	$250,497,301
Short-Term Investments	20,161,816	—	—	20,161,816

	$270,659,117	$—	$—	$270,659,117

FTSE NAREIT Real Estate 50 Index
Assets:
Common Stocks	$52,055,428	$—	$—	$52,055,428
Short-Term Investments	3,447,349	—	—	3,447,349

	$55,502,777	$—	$—	$55,502,777

FTSE NAREIT Residential Plus Capped Index
Assets:
Common Stocks	$177,073,210	$—	$—	$177,073,210
Short-Term Investments	26,144,963	—	—	26,144,963

	$203,218,173	$—	$—	$203,218,173

FTSE NAREIT Retail Capped Index
Assets:
Common Stocks	$9,229,729	$—	$—	$9,229,729
Short-Term Investments	1,241,667	—	—	1,241,667

	$10,471,396	$—	$—	$10,471,396

High Dividend Equity
Assets:
Common Stocks	$1,094,479,097	$—	$—	$1,094,479,097
Short-Term Investments	1,720,074	—	—	1,720,074

	$1,096,199,171	$—	$—	$1,096,199,171

Morningstar Large Core Index
Assets:
Common Stocks	$261,119,162	$—	$—	$261,119,162
Short-Term Investments	4,744,588	—	—	4,744,588

	$265,863,750	$—	$—	$265,863,750

Morningstar Large Growth Index
Assets:
Common Stocks	$376,982,594	$—	$—	$376,982,594
Short-Term Investments	10,015,200	—	—	10,015,200

	$386,997,794	$—	$—	$386,997,794

Morningstar Large Value Index
Assets:
Common Stocks	$243,650,152	$—	$—	$243,650,152
Short-Term Investments	1,946,001	—	—	1,946,001

	$245,596,153	$—	$—	$245,596,153

Morningstar Mid Core Index
Assets:
Common Stocks	$150,383,429	$—	$—	$150,383,429
Short-Term Investments	6,155,059	—	—	6,155,059

	$156,538,488	$—	$—	$156,538,488

Morningstar Mid Growth Index
Assets:
Common Stocks	$165,687,279	$—	$—	$165,687,279
Short-Term Investments	14,462,169	—	—	14,462,169

	$180,149,448	$—	$—	$180,149,448

Morningstar Mid Value Index
Assets:
Common Stocks	$98,013,164	$—	$—	$98,013,164
Short-Term Investments	2,224,491	—	—	2,224,491

	$100,237,655	$—	$—	$100,237,655

Morningstar Small Core Index
Assets:
Common Stocks	$143,046,903	$—	$—	$143,046,903
Short-Term Investments	21,060,184	—	—	21,060,184

	$164,107,087	$—	$—	$164,107,087

Morningstar Small Growth Index
Assets:
Common Stocks	$88,437,838	$—	$—	$88,437,838
Short-Term Investments	14,011,405	—	—	14,011,405

	$102,449,243	$—	$—	$102,449,243

Morningstar Small Value Index
Assets:
Common Stocks	$162,723,793	$—	$—	$162,723,793
Rights	—	4,250	—	4,250
Short-Term Investments	17,998,108	—	—	17,998,108

	$180,721,901	$4,250	$—	$180,726,151

MSCI KLD 400 Social Index
Assets:
Common Stocks	$165,268,828	$—	$—	$165,268,828
Short-Term Investments	3,538,850	—	—	3,538,850

	$168,807,678	$—	$—	$168,807,678

MSCI USA ESG Select Social Index
Assets:
Common Stocks	$172,613,778	$—	$—	$172,613,778
Short-Term Investments	3,881,090	—	—	3,881,090

	$176,494,868	$—	$—	$176,494,868

(a)	Rounds to less than $1.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cohen & Steers Realty Majors Index	$2,953,968,382	$266,161,094	$(291,859,163)	$(25,698,069)
Dow Jones International Select Dividend Index	780,891,289	41,058,758	(47,068,346)	(6,009,588)
Dow Jones Select Dividend Index	9,029,991,237	998,894,864	(242,826,948)	756,067,916
Dow Jones Transportation Average Index	482,602,423	10,310,465	(24,541,500)	(14,231,035)
Dow Jones U.S. Index	597,494,916	90,242,829	(89,971,249)	271,580
Dow Jones U.S. Aerospace & Defense Index	139,502,299	4,607,188	(22,672,063)	(18,064,875)
Dow Jones U.S. Basic Materials Sector Index	768,616,938	9,035,247	(153,543,245)	(144,507,998)
Dow Jones U.S. Broker-Dealers Index	91,292,656	223,238	(25,838,692)	(25,615,454)
Dow Jones U.S. Consumer Goods Sector Index	384,625,956	26,839,093	(33,158,782)	(6,319,689)
Dow Jones U.S. Consumer Services Sector Index	310,529,618	14,803,731	(34,451,348)	(19,647,617)
Dow Jones U.S. Energy Sector Index	1,019,483,965	69,813,416	(113,768,314)	(43,954,898)
Dow Jones U.S. Financial Sector Index	601,526,868	12,345,295	(173,178,147)	(160,832,852)
Dow Jones U.S. Financial Services Index	259,402,866	30,153,124	(95,669,092)	(65,515,968)
Dow Jones U.S. Healthcare Providers Index	328,426,722	3,637,468	(27,705,950)	(24,068,482)

Dow Jones U.S. Healthcare Sector Index	732,217,857	28,921,914	(116,056,515)	(87,134,601)
Dow Jones U.S. Home Construction Index	585,467,251	14,246,782	(56,400,331)	(42,153,549)
Dow Jones U.S. Industrial Sector Index	443,461,417	23,910,263	(68,320,621)	(44,410,358)
Dow Jones U.S. Insurance Index	75,301,503	2,573,810	(9,397,468)	(6,823,658)
Dow Jones U.S. Medical Devices Index	401,989,132	20,078,998	(49,541,223)	(29,462,225)
Dow Jones U.S. Oil & Gas Exploration & Production Index	455,092,747	6,957,158	(65,261,390)	(58,304,232)
Dow Jones U.S. Oil Equipment & Services Index	570,440,388	21,040,049	(65,659,608)	(44,619,559)
Dow Jones U.S. Pharmaceuticals Index	439,109,601	34,721,317	(27,276,781)	7,444,536
Dow Jones U.S. Real Estate Index	3,846,699,148	99,535,110	(185,262,924)	(85,727,814)
Dow Jones U.S. Regional Banks Index	154,974,198	620,445	(41,114,202)	(40,493,757)
Dow Jones U.S. Technology Sector Index	1,438,467,330	222,124,988	(170,090,944)	52,034,044
Dow Jones U.S. Telecommunications Sector Index	681,338,616	13,484,554	(106,532,911)	(93,048,357)
Dow Jones U.S. Utilities Sector Index	741,429,857	51,624,705	(77,162,603)	(25,537,898)
FTSE EPRA/NAREIT Developed Asia Index	27,096,666	550,771	(5,545,533)	(4,994,762)
FTSE EPRA/NAREIT Developed Europe Index	15,611,340	16,896	(3,789,488)	(3,772,592)
FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index	405,947,978	37,741,457	(64,091,796)	(26,350,339)
FTSE EPRA/NAREIT North America Index	12,346,404	2,597,674	(655,988)	1,941,686
FTSE NAREIT Industrial/Office Capped Index	9,704,409	1,256,708	(712,596)	544,112
FTSE NAREIT Mortgage Plus Capped Index	274,937,057	5,016,000	(9,293,940)	(4,277,940)
FTSE NAREIT Real Estate 50 Index	53,030,928	4,951,076	(2,479,227)	2,471,849
FTSE NAREIT Residential Plus Capped Index	190,178,374	14,239,992	(1,200,193)	13,039,799
FTSE NAREIT Retail Capped Index	9,481,853	1,105,528	(115,985)	989,543
High Dividend Equity	1,062,888,708	37,330,412	(4,019,949)	33,310,463
Morningstar Large Core Index	234,599,382	42,755,229	(11,490,861)	31,264,368
Morningstar Large Growth Index	324,643,520	76,556,758	(14,202,484)	62,354,274
Morningstar Large Value Index	252,393,170	20,450,030	(27,247,047)	(6,797,017)
Morningstar Mid Core Index	143,189,841	18,630,214	(5,281,567)	13,348,647
Morningstar Mid Growth Index	167,155,502	25,367,767	(12,373,821)	12,993,946
Morningstar Mid Value Index	100,838,639	9,847,383	(10,448,367)	(600,984)
Morningstar Small Core Index	156,178,326	16,064,614	(8,135,853)	7,928,761
Morningstar Small Growth Index	98,776,691	9,682,853	(6,010,301)	3,672,552
Morningstar Small Value Index	173,328,149	19,425,964	(12,027,962)	7,398,002
MSCI KLD 400 Social Index	152,274,097	26,159,925	(9,626,344)	16,533,581
MSCI USA ESG Select Social Index	157,032,233	28,833,261	(9,370,626)	19,462,635

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”) or an affiliate.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the nine months ended January 31, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Dow Jones Select Dividend
Bank of Hawaii Corp.	1,521,731	1,640,605	(346,193)	2,816,143	$128,754,058	$2,547,261	$(979,959)
Black Hills Corp.	1,842,914	1,458,465	(419,242)	2,882,137	97,300,945	2,442,619	13,495
Deluxe Corp.	1,777,861	1,548,699	(344,183)	2,982,377	76,259,380	1,641,914	1,150,999
UniSource Energy Corp.	1,696,988	1,593,806	(317,871)	2,972,923	110,771,111	2,618,212	1,110,223
Universal Corp.	1,909,945	1,484,685	(522,402)	2,872,228	128,905,593	3,513,100	(329,117)
Watsco Inc.	1,309,897	1,174,880	(248,709)	2,236,068	154,221,610	3,127,852	3,061,366

					$696,212,697	$15,890,958	$4,027,007

Dow Jones U.S.
BlackRock Inc.	4,422	969	(1,120)	4,271	$777,322	$16,772	$11,444
PNC Financial Services Group Inc. (The)	24,305	3,836	(6,004)	22,137	1,304,312	23,372	28,007

					$2,081,634	$40,144	$39,451

Dow Jones U.S. Financial Sector
BlackRock Inc.	22,195	8,657	(10,829)	20,023	$3,644,186	$80,884	$(10,286)
PNC Financial Services Group Inc. (The)	121,827	41,550	(59,606)	103,771	6,114,187	107,358	(387,195)

					$9,758,373	$188,242	$(397,481)

Dow Jones U.S. Financial Services
BlackRock Inc.	16,845	3,308	(4,152)	16,001	$2,912,182	$61,544	$22,296
PNC Financial Services Group Inc. (The)	92,539	13,435	(23,053)	82,921	4,885,705	83,157	(76,417)

					$7,797,887	$144,701	$(54,121)

Dow Jones U.S. Home Construction
Cavco Industries Inc.(a)	343,478	224,969	(345,793)	222,654	$10,135,210	$—	$(1,390,772)
M/I Homes Inc.(a)	978,796	732,063	(816,385)	894,474	10,152,280	—	(1,973,955)
Skyline Corp.(a)	529,627	248,644	(778,271)	—	—	78,730	(9,574,011)

					$20,287,490	$78,730	$(12,938,738)

Dow Jones U.S. Regional Banks
PNC Financial Services Group Inc. (The)	277,637	46,070	(93,725)	229,982	$13,550,540	$232,299	$(657,177)

FTSE NAREIT Mortgage Plus Capped
PennyMac Mortgage Investment Trust	74,476	198,127	(50,843)	221,760	$3,927,370	$133,102	$(46,570)

Morningstar Large Growth
BlackRock Inc.	12,179	1,998	(1,839)	12,338	$2,245,516	$45,682	$(46,727)

Morningstar Large Value
PNC Financial Services Group Inc. (The)	39,322	8,677	(8,988)	39,011	$2,298,528	$41,827	$(27,298)

MSCI KLD 400 Social
BlackRock Inc.	2,363	557	(60)	2,860	$520,520	$10,655	$1,382
PNC Financial Services Group Inc. (The)	14,053	2,334	(453)	15,934	938,831	15,899	1,003

					$1,459,351	$26,554	$2,385

MSCI USA ESG Select Social
PNC Financial Services Group Inc. (The)	4,566	426	(184)	4,808	$283,287	$5,045	$2,433

(a)	Not an affiliate at the end of the period.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of January 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	March 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	March 18, 2012

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	March 18, 2012